     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 24, 2007.

                                                              FILE NO. 333-72042

                                                                       811-10559

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 16                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 17                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/ /    on May 1, 2007, pursuant to paragraph (b) of Rule 485
/X/    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

  GROUP VARIABLE ANNUITY CONTRACTS                  [THE HARTFORD LOGO]
  SEPARATE ACCOUNT ELEVEN
  STATE OF CONNECTICUT

    This prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.


    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.


    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of mutual funds that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For more information on the mutual funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying mutual funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE MUTUAL FUNDS. For a list of the Sub-Accounts available under the Contract, see the section entitled "The Funds."

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------

Prospectus Dated: May 1, 2007

Statement of Additional Information Dated: May 1, 2007

                               TABLE OF CONTENTS

SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 3
FEE TABLE                                                                 5
SUMMARY                                                                  12
PERFORMANCE RELATED INFORMATION                                          14
HARTFORD LIFE INSURANCE COMPANY                                          14
THE SEPARATE ACCOUNT                                                     15
THE FUNDS                                                                15
GENERAL ACCOUNT OPTION                                                   18
CONTRACT CHARGES                                                         19
 Contingent Deferred Sales Charge                                        19
 Annual Maintenance Fee                                                  20
 Is there ever a time when the Contingent Deferred Sales Charge          20
  or Annual Maintenance Fee do not apply?
 Mortality and Expense Risk and Administrative Charge                    20
 Premium Taxes                                                           22
 Transfer Fee                                                            22
 Experience Rating under the Contracts                                   22
 Negotiated Charges and Fees                                             22
 Charges of the Funds                                                    22
 Plan Related Expenses                                                   22
THE CONTRACTS                                                            22
 The Contracts Offered                                                   22
 Assignments                                                             22
 Pricing and Crediting of Contributions                                  23
 What is a Surrender Charge Offset?                                      23
 May I make changes in the amounts of my Contribution?                   23
 Dollar Cost Averaging                                                   27
 May I request a loan from my Participant Account?                       27
 How do I know what my Participant Account is worth?                     28
 How are the underlying Fund shares valued?                              28
DEATH BENEFITS                                                           29
 Determination of the Beneficiary                                        29
 Death before the Annuity Commencement Date                              29
 Death on or after the Annuity Commencement Date                         29
SETTLEMENT PROVISIONS                                                    30
 Can payment of the Surrender value ever be postponed beyond the         30
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      30
 How do I elect an Annuity Commencement Date and Annuity payout          31
  option?
 What is the minimum amount that I may select for an Annuity             31
  payout?
 How are Contributions made to establish an Annuity Account?             31
 Can a Contract be suspended by a Contract Owner?                        31
 Annuity Payout Options                                                  31
 Systematic Withdrawal Option                                            32
 How are Variable Annuity payouts determined?                            33
FEDERAL TAX CONSIDERATIONS                                               34
 A. General                                                              34
 B. Taxation of Hartford and the Separate Account                        34
 C. Diversification of the Separate Account                              34
 D. Tax Ownership of the Assets in the Separate Account                  35
 E. Non-Natural Persons as Owners                                        35
 F. Annuity Purchases by Nonresident Aliens and Foreign                  36
  Corporations
 G. Generation Skipping Transfer Tax                                     36
MORE INFORMATION                                                         44
 Can a Contract be modified?                                             44
 Can Hartford waive any rights under a Contract?                         44
 How are the Contracts sold?                                             44
 Who is the custodian of the Separate Account's assets?                  47
 Are there any material legal proceedings affecting the Separate         47
  Account?
APPENDIX I -- ACCUMULATION UNIT VALUES                                   49
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                52

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payouts to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: Attention: IPD/Retirement Plan Service Center, 200 Hopmeadow Street, Simsbury, CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payouts we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets of the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee of an Employer electing to participate in a Contract.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SURRENDER: Any partial or complete withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT.

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                         5%
  During Second Year                                                                                        4%
  During Third Year                                                                                         3%
  During Fourth Year                                                                                        2%
  During Fifth Year                                                                                         1%
  During Sixth Year and thereafter                                                                          0%

------------

(1) The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                                 $30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (4)

     BEFORE ANNUITY COMMENCEMENT DATE:


RANGE OF MORTALITY AND EXPENSE RISK AND
ADMINISTRATIVE CHARGE FOR AGGREGATE
PARTICIPANT ACCOUNTS                                                                                   CHARGE
--------------------------------------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                                                     1.25%
 $3,500,000.00 to $4,999,999.99                                                                          1.05%
 $5,000,000.00 to $24,999,999.99                                                                         0.85%
 $25,000,000.00 to $34,999,999.99                                                                        0.75%
 $35,000,000.00 to $49,999,999.99                                                                        0.65%
 $50,000,000.00 to $69,999,999.99                                                                        0.50%
 $70,000,000.00 to $84,999,999.99                                                                        0.35%
 $85,000,000.00 to $99,999,999.99                                                                        0.15%
 $100,000,000.00 and over                                                                                0.00%
AFTER ANNUITY COMMENCEMENT DATE:
 All Participant Accounts                                                                                1.25%


------------

(3) The Annual Maintenance Fee is deducted from the Participant's Account at the end of each calendar quarter and is equal to an annual charge of $30. It is deducted proportionally from the investment options in use at the time of the charge.

(4) The Mortality and Expense Risk and Administrative Charge can be reduced (see "Experience Rating Under the Contracts" and "Negotiated Charges and Fees.")

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees." We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.34%              1.30%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

    THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END

                        (As a percentage of net assets)

                                                             DISTRIBUTION
                                                                AND/OR
                                           MANAGEMENT       SERVICE(12B-1)          OTHER
UNDERLYING FUND                                FEE               FEES             EXPENSES
-----------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
AIM Small Cap Growth Fund --Class A             0.70%              0.25%              0.30%
Massachusetts Investors Growth Stock
 Fund -- Class A                                0.33%              0.35%              0.26%
MFS(R) Capital Opportunities Fund --
 Class A                                        0.75%              0.25%              0.30%
MFS(R) Mid Cap Growth Fund -- Class A           0.75%              0.25%              0.29%
MFS(R) Value Fund -- Class A                    0.60%              0.35%              0.21%
Mutual Shares Fund -- Class A                   0.57%              0.35%              0.24%
Templeton Foreign Fund --Class A                0.59%              0.25%              0.32%
Van Kampen Equity and Income Fund --
 Class A                                        0.35%              0.25%              0.18%
AIM SECTOR FUNDS
AIM Financial Services Fund --
 Investor Class*                                0.69%              0.25%              0.35%
AIM Leisure Fund -- Investor Class*             0.68%              0.25%              0.34%
JANUS ADVISER SERIES
Janus Adviser Worldwide Fund -- Class
 I                                              0.60%               N/A               0.14%

                                              TOTAL            CONTRACTUAL          NET TOTAL
                                             ANNUAL            FEE WAIVER            ANNUAL
                                            OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND                             EXPENSES          REIMBURSEMENT         EXPENSES
--------------------------------------  ---------------------------------------------------------
RETAIL MUTUAL FUNDS:
AIM Small Cap Growth Fund --Class A             1.25%                N/A                1.25%  (1)
Massachusetts Investors Growth Stock
 Fund -- Class A                                0.94%                N/A                0.94%
MFS(R) Capital Opportunities Fund --
 Class A                                        1.30%                N/A                1.30%
MFS(R) Mid Cap Growth Fund -- Class A           1.29%                N/A                1.29%
MFS(R) Value Fund -- Class A                    1.16%                N/A                1.16%
Mutual Shares Fund -- Class A                   1.16%                N/A                1.16%
Templeton Foreign Fund --Class A                1.16%                N/A                1.16%
Van Kampen Equity and Income Fund --
 Class A                                        0.78%                N/A                0.78%
AIM SECTOR FUNDS
AIM Financial Services Fund --
 Investor Class*                                1.29%                N/A                1.29%
AIM Leisure Fund -- Investor Class*             1.27%                N/A                1.27%
JANUS ADVISER SERIES
Janus Adviser Worldwide Fund -- Class
 I                                              0.74%               0.08%               0.66%  (2)

                                                             DISTRIBUTION
                                                                AND/OR
                                           MANAGEMENT       SERVICE(12B-1)          OTHER
UNDERLYING FUND                                FEE               FEES             EXPENSES
-----------------------------------------------------------------------------------------------
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund --Class IA           0.60%               N/A               0.04%
Hartford Dividend and Growth HLS Fund
 -- Class IA                                    0.64%               N/A               0.03%
Hartford Index HLS Fund --Class IA              0.30%               N/A               0.04%
Hartford Small Company HLS Fund --
 Class IA                                       0.68%               N/A               0.04%
Hartford Stock HLS Fund --Class IA              0.46%               N/A               0.03%
Hartford Total Return Bond HLS Fund --
 Class IA                                       0.46%               N/A               0.04%

                                              TOTAL            CONTRACTUAL          NET TOTAL
                                             ANNUAL            FEE WAIVER            ANNUAL
                                            OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND                             EXPENSES          REIMBURSEMENT         EXPENSES
--------------------------------------  ---------------------------------------------------------
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund --Class IA           0.64%                N/A                0.64%
Hartford Dividend and Growth HLS Fund
 -- Class IA                                    0.67%                N/A                0.67%
Hartford Index HLS Fund --Class IA              0.34%                N/A                0.34%
Hartford Small Company HLS Fund --
 Class IA                                       0.72%                N/A                0.72%
Hartford Stock HLS Fund --Class IA              0.49%                N/A                0.49%
Hartford Total Return Bond HLS Fund --
 Class IA                                       0.50%                N/A                0.50%

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus. Janus has contractually agreed to waive certain Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits.

EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $637
3 years                                                                     $803
5 years                                                                     $963
10 years                                                                  $1,855

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $133
3 years                                                                     $473
5 years                                                                     $833
10 years                                                                  $1,825

     (3) If you do not Surrender your Contract:

1 year                                                                      $163
3 years                                                                     $503
5 years                                                                     $863
10 years                                                                  $1,855

     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $673
3 years                                                                     $913
5 years                                                                   $1,148
10 years                                                                  $2,242

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $169
3 years                                                                     $583
5 years                                                                   $1,018
10 years                                                                  $2,212

     (3) If you do not Surrender your Contract:

1 year                                                                      $199
3 years                                                                     $613
5 years                                                                   $1,048
10 years                                                                  $2,242

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $688
3 years                                                                     $959
5 years                                                                   $1,227
10 years                                                                  $2,403

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $185
3 years                                                                     $629
5 years                                                                   $1,097
10 years                                                                  $2,373

     (3) If you do not Surrender your Contract:

1 year                                                                      $215
3 years                                                                     $659
5 years                                                                   $1,127
10 years                                                                  $2,403

     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $703
3 years                                                                   $1,006
5 years                                                                   $1,305
10 years                                                                  $2,562

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $200
3 years                                                                     $676
5 years                                                                   $1,175
10 years                                                                  $2,532

     (3) If you do not Surrender your Contract:

1 year                                                                      $230
3 years                                                                     $706
5 years                                                                   $1,205
10 years                                                                  $2,562

     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $724
3 years                                                                   $1,068
5 years                                                                   $1,408
10 years                                                                  $2,771

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $220
3 years                                                                     $738
5 years                                                                   $1,278
10 years                                                                  $2,741

     (3) If you do not Surrender your Contract:

1 year                                                                      $250
3 years                                                                     $768
5 years                                                                   $1,308
10 years                                                                  $2,771

     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $765
3 years                                                                   $1,188
5 years                                                                   $1,613
10 years                                                                  $3,175

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $261
3 years                                                                     $861
5 years                                                                   $1,483
10 years                                                                  $3,145

     (3) If you do not Surrender your Contract:

1 year                                                                      $291
3 years                                                                     $891
5 years                                                                   $1,513
10 years                                                                  $3,175

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit Values. Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-528-9009.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    We do not deduct sales charges at the time Contributions are made to the Contract. We deduct a Contingent Deferred Sales Charge from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                              AS A PERCENT
                                                             OF PARTICIPANT
PARTICIPANT'S CONTRACT YEARS                                    ACCOUNT
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:


                                                         MORTALITY AND EXPENSE
                                                               RISK AND
AGGREGATE PARTICIPANT ACCOUNTS                           ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%


    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct during the Accumulation Period and at the time of annuitization, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders by the Annuitant are subject to the limitations set forth in the contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of the Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and Administrative Expense Charge, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you, or participants, allocate a portion of the value of a Contract to a Money Market Sub-Account, that portion of the value of the Contract may decrease in value.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.

                                                                 INVESTMENT                              INVESTMENT
SUB-ACCOUNT                                                  OBJECTIVE SUMMARY                      ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 AIM SMALL CAP GROWTH FUND -- CLASS A              Long-term growth of capital             A I M Advisors, Inc.
 MASSACHUSETTS INVESTORS GROWTH STOCK FUND --      Long-term growth of capital and future  Massachusetts Financial Services
  CLASS A                                          income rather than current income       Company

                                                                 INVESTMENT                              INVESTMENT
SUB-ACCOUNT                                                  OBJECTIVE SUMMARY                      ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) CAPITAL OPPORTUNITIES FUND -- CLASS A      Capital appreciation                    Massachusetts Financial Services
                                                                                           Company
 MFS(R) MID CAP GROWTH FUND -- CLASS A             Long-term growth of capital             Massachusetts Financial Services
                                                                                           Company
 MFS(R) VALUE FUND -- CLASS A                      Capital appreciation and reasonable     Massachusetts Financial Services
                                                   income                                  Company
 MUTUAL SHARES FUND -- CLASS A                     Capital appreciation                    Franklin Mutual Advisers, LLC
 TEMPLETON FOREIGN FUND -- CLASS A                 Long-term growth of capital             Templeton Global Advisors Limited
 VAN KAMPEN EQUITY AND INCOME FUND -- CLASS A      To seek the highest possible income     Van Kampen Asset Management
                                                   consistent with safety of principal.
                                                   Long term growth of capital is an
                                                   important secondary investment
                                                   objective
AIM SECTOR FUNDS
 AIM FINANCIAL SERVICES FUND -- INVESTOR CLASS     Capital growth                          A I M Advisors, Inc.
 AIM LEISURE FUND -- INVESTOR CLASS                Capital growth                          A I M Advisors, Inc.
JANUS ADVISER SERIES
 JANUS ADVISER WORLDWIDE FUND -- CLASS I           Long-term growth of capital consistent  Janus Capital Management LLC with preservation of capital
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA            Maximum long-term total return          HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS    High level of current income            HL Investment Advisors, LLC
  IA                                               consistent with growth of capital       Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD INDEX HLS FUND -- CLASS IA               Seeks to provide investment results     HL Investment Advisors, LLC
                                                   which approximate the price and yield   Sub-advised by Hartford Investment
                                                   performance of publicly traded common   Management Company
                                                   stocks in the aggregate
 HARTFORD SMALL COMPANY HLS FUND -- CLASS IA       Growth of capital                       HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP and Hartford Investment
                                                                                           Management Company
 HARTFORD STOCK HLS FUND -- CLASS IA               Long-term growth of capital             HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IA   Competitive total return, with income   HL Investment Advisors, LLC
                                                   as a secondary objective                Sub-advised by Hartford Investment
                                                                                           Management Company

    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your Plan through the Contract. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. These fees and payments are received by Hartford under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.50% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and compensation sometimes referred to as "revenue sharing" payments. Hartford receives these fees and payments for its own account and expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your Plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the Plan's investment in the fund.

         If the Plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per Plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the Plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD LIFE: Hartford Life pays fees to the organizations listed below in exchange for an endorsement of our program. As part of the endorsement, Hartford Life is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our program.

    Hartford Life also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford Life

        1.   Peace Officers Research Association of California;

        2.   The National Association of Police Officers;

        3.   Florida Police Benevolent Association, Inc.;

        4.   Police Benevolent & Protective Association of Illinois; and

        5.   Combined Law Enforcement Association of Texas.

    PAYMENTS TO INDUSTRY AND TRADE ORGANIZATIONS: As an active member of the retirement industry, Hartford Life makes payments to various industry and trade organizations. These payments are made in connection with Hartford Life's membership, sponsorship or participation in events of these organizations. Hartford Life makes these payments in order to communicate its position on retirement industry issues and further its position as an industry leader.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE

PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The purpose of the Contingent Deferred Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to distributing organizations and their sales personnel, and

       -   other distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    There is no deduction for the Contingent Deferred Sales Charge at the time Contributions are made to the Contract. The Contingent Deferred Sales Charge is deducted from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                          CONTINGENT DEFERRED
PARTICIPANT'S CONTRACT YEARS                                  SALES CHARGE
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    We deduct one-quarter of the Annual Maintenance Fee on the last business day of each calendar quarter. However, if you Surrender the value of your Participant Account in full at any time before the last business day of the calendar quarter, we will deduct one quarter of the Annual Maintenance Fee from the proceeds of the Surrender. We do not deduct the Annual Maintenance Fee during the Annuity Period under a Contract. We deduct the Annual Maintenance Fee on a pro rata basis from the value of the Sub-Accounts chosen with respect to a Participant Account.

IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

       - severance from employment with the Employer on or after the Participant Contract Year 5 for Participants age 59 1/2 or older,

       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year. The minimum amount you can withdraw under this provision is $250.

    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The rate of the charge depends on the aggregate level of Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer.

BEFORE ANNUITY COMMENCEMENT DATE


                                                             MORTALITY AND
                                                           EXPENSE RISK AND
AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS                  ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%


AFTER ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                  1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials., including the fees paid to distributors.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.


    The Contracts are not available for issuance except as described above.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your Plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. There is a $30 minimum amount for initial Contributions or subsequent Contributions that may be made on behalf of a Participant Account under a Contract, unless the Employer's plan provides otherwise, in which case the minimum amount shall not be less than $10. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service. Once you reach the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    THE CONTRACTS PROVIDE FOR A TRANSFER FEE OF $5 THAT APPLIES TO EACH TRANSFER IN EXCESS OF 12 MADE IN A PARTICIPANT CONTRACT YEAR. WE DO NOT CURRENTLY CHARGE THE $5 TRANSFER FEE.

    WE MAKE NO ASSURANCES THAT THE TRANSFER RULE IS OR WILL BE EFFECTIVE IN DETECTING OR PREVENTING MARKET TIMING.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

FUND TRADING POLICIES (EFFECTIVE UNTIL JULY 1, 2007)

    We may provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy.

    We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Participants who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We then provide the Fund with information from the list so that it can determine whether the transfer activity violates its abusive transfer policy. The Fund notifies us of each Participant in violation of its abusive transfer policy.

    Hartford provides the Fund's notice to plan sponsors. BASED ON THIS INFORMATION, YOUR PLAN SPONSOR MAY RESTRICT, SUSPEND OR TERMINATE PARTICIPANTS' SUB-ACCOUNT TRANSFER PRIVILEGES. A plan sponsor may restrict, suspend or terminate a Participant's Sub-Account transfer privileges for a specified period of time or indefinitely.

FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)

    You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. These penalties will affect a Contract Owner's or Participant's ability to purchase shares of the underlying funds. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

    Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - Our policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, may be prohibited. We do not currently enforce this prohibition.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, may be prohibited. We do not currently enforce this prohibition.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    We apply these restrictions to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, semi-monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions.

    You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor:

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day, divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

       - The daily mortality and expense risk and administration charge adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrender or outstanding loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account Values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (see "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity payout options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity payout options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX- SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYMENT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x    number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges"). For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS BY THE ANNUITANT ARE PERMITTED AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). The maximum payment amount is 1.5% monthly, 4.5% quarterly, 9.0% semi-annually or 18.0% annually of the value of the Participant's Account at the time the SWO is elected. Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

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    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

                                       33

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    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                    $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                         6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                   $856.87
 D.  Annuity Unit Value                                                                                          3.125
 E.  Number of monthly annuity units (C / D)                                                                   274.198
 F.  Assume annuity unit value for second month equal to                                                         2.897
 G.  Second monthly payment (F x E)                                                                            $794.35
 H.  Assume annuity unit value for third month equal to                                                          3.415
 I.  Third month payment (H x E)                                                                               $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

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       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

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       -   A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

    INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS,

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

DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

     (A) TRADITIONAL IRAS

         Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

         You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.

         IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

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     (B) SEP IRAS

         Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     (C) SIMPLE IRAS

         The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

         A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

         If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

     (D) ROTH IRAS

         Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

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2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.  upon the employee's separation from service;

        c.   upon the employee's death or disability; or

        d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

- Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

    All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payouts and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

     (A) PENALTY TAXES ON PREMATURE DISTRIBUTIONS

         Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       - made to a beneficiary (or to the employee's estate) on or after the employee's death;

       - attributable to the employee's becoming disabled under Code Section 72(m)(7);

       - part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       - (except for IRAs) made to an employee after separation from service after reaching age 55; or

       - not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

         In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       - made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       - not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       -   a qualified first-time home buyer and meets the requirements of Code
           Section 72(t)(8).

         If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

         For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

     (B) RMDS AND 50% PENALTY TAX

         If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

         An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       -   the calendar year in which the individual attains age 70 1/2, or

       - (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

         The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       - the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       - a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

         If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

         If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

         The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

         The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payout that satisfy the rules set forth in Regulations under the Code relating to RMDs.

         In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plans": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       -   an RMD amount;

       - one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       -   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

9. QUALIFIED HURRICANE RELIEF

    The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in the Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2006. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    For individual and group Contracts, up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

    Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL PAYMENT TYPE                                        WHAT IT'S USED FOR
------------------------------------------------------------------------------------------------------------------------
Access                   Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts & Entertainment    Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Marketing                Joint marketing campaigns and/or Financial Intermediary event advertising/ participation;
                         sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                         (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense        Pay Fund related parties for wholesaler support, training and marketing activities for certain
Allowances               Funds.
Support                  Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting and the preparation of account statements and other communications), sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Targets                  Pay for the achievement of sales or assets under management targets.
Training                 Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility               Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                   Pay for the overall volume of their sales or the amount of money investing in our products.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following Financial Intermediaries for our entire suite of variable annuities:

    A.G. Edwards & Sons, Inc., Advisory Group Equity Services Ltd., AIG Advisors Group, Inc. (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc. AIG SunAmerica), Allen & Co., of Florida, Inc., Amcore Investment Services, Inc., American Classic Securities, American General Securities Inc., American Independent Sec's Inc., Ameritas Investment Corp., Amsouth Bank, AMSouth Investment Services, Inc., Arvest Asset Management, Associated Financial Services, Inc., Associated Investment Services Inc., Associated Securities Corp., B.C. Ziegler and Company, Banc of America Investment Services Inc., Bancorpsouth Investment Services Inc., Bancwest Investment Services, Inc., Bank of America, Bank of New York, Bank of the West, BB&T Investment Services, Inc., BCG Securities, Inc., Berthel, Fisher Company Financial Services Inc., BI Investments, LLC, BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., Brecek & Young Advisors, Inc.,

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Brookstone Securities, Inc., Brookstreet Securities, Cadaret, Grant & Co., Inc.,
Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Carillon Investments, Inc., Centaurus Financial, Inc., Chase Investments Services Corp., Citicorp Investment Services, Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Countrywide Investment Services Inc., Crown Capital Securities, L.P., CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Davenport & Company LLC, DFC Investor Services, Dominion Investor Services, Inc., Duerr Financial Corporation, Eagle One Investments, LLC, Edward D. Jones & Co., L.P., Empire Securities
Corporation, Equity Services, Inc., Essex National Securities, Inc.,
Ferris/Baker Watts, FFP Securities, Inc., Fifth Third Securities, Financial Planning Consultants, Fintegra LLC, First Allied Securities, Inc., First
Citizens Investor Services, First Montauk Securities Corp., First Southeast Inv. Services, First St. Louis Securities, Inc., First Tennessee Bank, First
Tennessee Brokerage, Inc., First Western Securities Inc., FNB Brokerage
Services, Inc., FNIC F.I.D. Div., Forrester's Equity Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Inc., Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Harold Dance Investments, Harvest Capital LLC, Hefren-Tillotson/Masterplan, Heim & Young Securities, Hornor, Townsend & Kent, Inc., HSBC Securities (USA) Inc., Huntington Investment Company, IBC
Investments, IFMG Securities, Inc. at Rockland Trust, Independent Financial
Group LLC, Infinex Financial Group, Infinex Investment, Inc., ING Advisors Network (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.), InterSecurities, Inc., Investacorp, Inc., Investment Management Corp.,
Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., IPI Investments, J.B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, KMS Financial Services, Inc., KNBT Securities, Inc., Kovack Securities, Inc., L.O. Thomas & Company, LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., M&I Brokerage Services, Inc., M&T Securities, Inc., McDonald Investments Inc., Mercantile Brokerage Services Inc., Merrill Lynch Pierce Fenner & Smith, Milkie/Ferguson Investments, MML Investor Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), NBC Securities, Inc., Nettworth
Financial Group, Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., OFG Financial Services, Inc., Ohio Savings Securities, Inc., OneAmerica Securities Inc., Online Brokerage Services, Oppenheimer and Co., Inc., Pacific West Securities, Inc., Paulson Investment Company Inc., Pension Planners Securities, Inc., Peoples Securities, Inc., PFIC, Prime Capital Management, Prime Capital Services, Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp., Questar Capital Corp., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., Resource Horizons Group, LLC, Retirement Plan Advisors, Inc., Robert W. Baird & Co. Inc., Rogan, Rosenberg & Assoc., Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Beck & Co.,
Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Smith Barney, Sorrento Pacific, South Valley Wealth Management, Spectrum Capital, Inc., Sterne Agee & Leach, Inc., Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Summit Equities, Inc., Sun Trust Bank, SunAmerica Securities, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services Inc., Synovus Securities, TFS Securities, Inc., The Huntington Investment Company, The Huntington Investment Plt, The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak,
Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., U.S. Bancorp Piper Jaffray, UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, UnionBanc Investment Services, United Brokerage Services, Inc., United Global Securities, United Heritage Financial Services, US Bancorp FID, US Bancorp Investments, USAllianz
Securities, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., Wachovia Securities, LLC (various divisions), Wall Street Financial Group, Walnut Street Securities, Inc., Washington Mutual Financial, Waterstone Financial Group, Webster Investments, Weitzel Financial Services
Inc., Wells Fargo Brokerage Services, L.L.C., WesBanco Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), Workman Securities Corp., World Equity Group Inc., WRP Investments, Inc., WWK Investments, Inc., XCU Capital Corporation, Inc.

    Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities:
AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

    For individual and group Contracts, for the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $52.5 million (excluding corporate-sponsorship related perquisites, Marketing Expense Allowances and home office travel and entertainment expenses) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $14.7 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. For the fiscal year ended December 31, 2006, total travel and entertainment expenses incurred by our wholesalers did not in the aggregate exceed approximately $5.7 million.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

    To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.

    On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

    On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

    The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically by Internet through our website at retire.hartfordlife.com.

    FINANCIAL STATEMENTS

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.65%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                                              YEAR ENDING DECEMBER 31,
                                                      2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES FUND
Accumulation unit value at beginning of period        $13.832          $12.658          $11.226           $8.955          $10.000
Accumulation unit value at end of period              $16.213          $13.832          $12.658          $11.226           $8.955
Number of accumulation units outstanding at end
 of period (in thousands)                                  39               71               56               15               10
AIM FINANCIAL SERVICES FUND
Accumulation unit value at beginning of period        $12.305          $11.765          $10.910           $8.480          $10.000
Accumulation unit value at end of period              $14.217          $12.305          $11.765          $10.910           $8.480
Number of accumulation units outstanding at end
 of period (in thousands)                                   6               24               20                6                5
AIM LEISURE FUND
Accumulation unit value at beginning of period        $12.272          $12.506          $11.081           $8.559          $10.000
Accumulation unit value at end of period              $15.145          $12.272          $12.506          $11.081           $8.559
Number of accumulation units outstanding at end
 of period (in thousands)                                  16               43               34                7                4
AIM SMALL COMPANY GROWTH FUND
Accumulation unit value at beginning of period        $11.545          $11.015           $9.808           $7.395          $10.000
Accumulation unit value at end of period              $12.647          $11.545          $11.015           $9.808           $7.395
Number of accumulation units outstanding at end
 of period (in thousands)                                  --               33               26                4                2
JANUS ADVISER WORLDWIDE FUND
Accumulation unit value at beginning of period        $10.362           $9.833          $10.484           $7.829          $10.000
Accumulation unit value at end of period              $12.038          $10.362           $9.833          $10.484           $7.829
Number of accumulation units outstanding at end
 of period (in thousands)                                   4                9                9                7                3
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Accumulation unit value at beginning of period        $10.262           $9.943           $9.129           $7.492          $10.000
Accumulation unit value at end of period              $10.958          $10.262           $9.943           $9.129           $7.492
Number of accumulation units outstanding at end
 of period (in thousands)                                  15               18               14                9                6

                                                                              YEAR ENDING DECEMBER 31,
                                                      2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) CAPITAL OPPORTUNITIES FUND
Accumulation unit value at beginning of period        $10.479          $10.407           $9.308           $7.353          $10.000
Accumulation unit value at end of period              $11.913          $10.479          $10.407           $9.308           $7.353
Number of accumulation units outstanding at end
 of period (in thousands)                                   1               70               73               63               44
MFS(R) MID CAP GROWTH FUND
Accumulation unit value at beginning of period         $9.564           $9.374           $8.243           $6.013          $10.000
Accumulation unit value at end of period               $9.709           $9.564           $9.374           $8.243           $6.013
Number of accumulation units outstanding at end
 of period (in thousands)                                  27               43               33                4                3
MFS(R) VALUE FUND
Accumulation unit value at beginning of period        $12.957          $12.277          $10.738           $8.667          $10.000
Accumulation unit value at end of period              $15.534          $12.957          $12.277          $10.738           $8.667
Number of accumulation units outstanding at end
 of period (in thousands)                                  23               89               71               30               21
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period        $15.346          $13.961          $11.895           $9.173          $10.000
Accumulation unit value at end of period              $18.285          $15.346          $13.961          $11.895           $9.173
Number of accumulation units outstanding at end
 of period (in thousands)                                 123               53               38               18               14
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of period        $13.214          $12.336          $11.109           $9.153          $10.000
Accumulation unit value at end of period              $14.773          $13.214          $12.336          $11.109           $9.153
Number of accumulation units outstanding at end
 of period (in thousands)                                 129              173              122               52               36
HARTFORD ADVISERS HLS FUND
Accumulation unit value at beginning of period        $11.255          $10.564          $10.249           $8.706          $10.000
Accumulation unit value at end of period              $12.379          $11.255          $10.564          $10.249           $8.706
Number of accumulation units outstanding at end
 of period (in thousands)                                  12              331              317              277              240
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period        $16.116          $14.038          $11.838           $8.368          $10.000
Accumulation unit value at end of period              $18.672          $16.116          $14.038          $11.838           $8.368
Number of accumulation units outstanding at end
 of period (in thousands)                                  47              454              437              346              266
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period        $12.593          $11.962          $10.709           $8.501          $10.000
Accumulation unit value at end of period              $15.058          $12.593          $11.962          $10.709           $8.501
Number of accumulation units outstanding at end
 of period (in thousands)                                  92              173              157              105               73
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning of period        $11.482          $11.059          $10.083           $7.920          $10.000
Accumulation unit value at end of period              $13.170          $11.482          $11.059          $10.083           $7.920
Number of accumulation units outstanding at end
 of period (in thousands)                                  34              296              274              223              182

                                                                              YEAR ENDING DECEMBER 31,
                                                      2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning of period        $15.878          $13.684          $11.829           $8.648          $10.000
Accumulation unit value at end of period              $17.627          $15.878          $13.684          $11.829           $8.648
Number of accumulation units outstanding at end
 of period (in thousands)                                 132              107               84               32               18
HARTFORD SMALL COMPANY HLS FUND
Accumulation unit value at beginning of period        $15.243          $12.679          $11.376           $7.346          $10.000
Accumulation unit value at end of period              $17.329          $15.243          $12.679          $11.376           $7.346
Number of accumulation units outstanding at end
 of period (in thousands)                                  97               57               40                3                1
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period        $10.991          $10.092           $9.751           $7.760          $10.000
Accumulation unit value at end of period              $12.520          $10.991          $10.092           $9.751           $7.760
Number of accumulation units outstanding at end
 of period (in thousands)                                   6              177              175              165              123
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period        $12.341          $12.124          $11.664          $10.886          $10.000
Accumulation unit value at end of period              $12.850          $12.341          $12.124          $11.664          $10.886
Number of accumulation units outstanding at end
 of period (in thousands)                                  63              160              141              104               77

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                       2
 Safekeeping of Assets                                                    2
 Experts                                                                  2
 Non-Participating                                                        2
 Misstatement of Age or Sex                                               2
 Principal Underwriter                                                    2
PERFORMANCE RELATED INFORMATION                                           2
 Total Return for all Sub-Accounts                                        2
 Yield for Sub-Accounts                                                   3
 Money Market Sub-Accounts                                                3
 Additional Materials                                                     3
 Performance Comparisons                                                  4

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

           a.   attained age 59 1/2

           b.  severance from employment

           c.   died, or

           d.  become disabled.

Distributions of post-December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford CT 06144-1583

    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-3572-7) to me at the following address:

--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583

Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      4

2                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


[TO BE FILED BY AMENDMENT]


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past two years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $2,676,193; 2005:
$1,940,960 and 2004: $1,583,188.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

HARTFORD LIFE INSURANCE COMPANY                                           3

-------------------------------------------------------------------------------

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

  GROUP VARIABLE ANNUITY CONTRACTS                [THE HARTFORD LOGO]
  SEPARATE ACCOUNT ELEVEN
  CHICAGO PUBLIC SCHOOLS

    This prospectus describes information you should know before you purchase or become a Participant under Premier Solutions a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.


    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.


    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of mutual funds that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For more information on the mutual funds see the section entitled "The Funds".

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying mutual funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE MUTUAL FUNDS. For a list of the Sub-Accounts available under the Contract, see the section entitled "The Funds."

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------

Prospectus Dated: May 1, 2007

Statement of Additional Information Dated: May 1, 2007

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 3
FEE TABLE                                                                 5
SUMMARY                                                                  13
PERFORMANCE RELATED INFORMATION                                          15
HARTFORD LIFE INSURANCE COMPANY                                          15
THE SEPARATE ACCOUNT                                                     16
THE FUNDS                                                                16
GENERAL ACCOUNT OPTION                                                   20
CONTRACT CHARGES                                                         20
 Contingent Deferred Sales Charge                                        20
 Annual Maintenance Fee                                                  21
 Is there ever a time when the Contingent Deferred Sales Charge          21
  or Annual Maintenance Fee do not apply?
 Mortality And Expense Risk And Administrative Charge                    22
 Premium Taxes                                                           23
 Transfer Fee                                                            23
 Experience Rating under the Contracts                                   23
 Negotiated Charges and Fees                                             23
 Charges of the Funds                                                    23
 Plan Related Expenses                                                   23
THE CONTRACTS                                                            24
 The Contracts Offered                                                   24
 Assignments                                                             24
 Pricing and Crediting of Contributions                                  24
 What is a Surrender Charge Offset?                                      24
 May I make changes in the amounts of my Contribution?                   24
 What is a Sub-Account Transfer?                                         24
 Dollar Cost Averaging                                                   28
 May I request a loan from my Participant Account?                       28
 How do I know what my Participant Account is worth?                     29
 How are the underlying Fund shares valued?                              29
DEATH BENEFITS                                                           30
 Determination of the Beneficiary                                        30
 Death before the Annuity Commencement Date                              30
 Death on or after the Annuity Commencement Date                         30
SETTLEMENT PROVISIONS                                                    31
 Can payment of the Surrender value ever be postponed beyond the         31
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      31
 How do I elect an Annuity Commencement Date and Annuity payout          32
  option?
 What is the minimum amount that I may select for an Annuity             32
  payout?
 How are Contributions made to establish an Annuity Account?             32
 Can a Contract be suspended by a Contract Owner?                        32
 Annuity Payout Options                                                  32
 Systematic Withdrawal Option                                            33
 How are Variable Annuity payouts determined?                            34
FEDERAL TAX CONSIDERATIONS                                               35
 A. General                                                              35
 B. Taxation of Hartford and the Separate Account                        35
 C. Diversification of the Separate Account                              35
 D. Tax Ownership of the Assets in the Separate Account                  36
 E. Non-Natural Persons as Owners                                        36
 F. Annuity Purchases by Nonresident Aliens and Foreign                  37
  Corporations
 G. Generation Skipping Transfer Tax                                     37
MORE INFORMATION                                                         45
 Can a Contract be modified?                                             45
 Can Hartford waive any rights under a Contract?                         45
 How Contracts Are Sold                                                  45
 Who is the custodian of the Separate Account's assets?                  48
 Are there any material legal proceedings affecting the Separate         48
  Account?
 How may I get additional information?                                   49
APPENDIX I -- ACCUMULATION UNIT VALUES                                   50
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                52

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payouts to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: Attention: IPD/Retirement Plan Service Center, 200 Hopmeadow Street, Simsbury, CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payouts we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee of an Employer electing to participate in a Contract.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SURRENDER: Any partial or complete withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT.

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOUR PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                         5%
  During Second Year                                                                                        4%
  During Third Year                                                                                         3%
  During Fourth Year                                                                                        2%
  During Fifth Year                                                                                         1%
  During Sixth Year and thereafter                                                                          0%

------------

(1) The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                                 $30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (4)

  BEFORE ANNUITY COMMENCEMENT DATE:


RANGE OF MORTALITY AND EXPENSE RISK AND
ADMINISTRATIVE CHARGE FOR AGGREGATE
PARTICIPANT ACCOUNTS                                                     CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                       1.25%
 $3,500,000.00 to $4,999,999.99                                            1.05%
 $5,000,000.00 to $24,999,999.99                                           0.85%
 $25,000,000.00 to $34,999,999.99                                          0.75%
 $35,000,000.00 to $49,999,999.99                                          0.65%
 $50,000,000.00 to $69,999,999.99                                          0.50%
 $70,000,000.00 to $84,999,999.99                                          0.35%
 $85,000,000.00 to $99,999,999.99                                          0.15%
 $100,000,000.00 and over                                                  0.00%


AFTER ANNUITY COMMENCEMENT DATE:
 All Participant Accounts                                                  1.25%

------------

(3) The Annual Maintenance Fee is deducted from the Participant's Account at the end of each calendar quarter and is equal to an annual charge of $30. It is deducted proportionally from the investment options in use at the time of the charge.

(4) The Mortality and Expense Risk and Administrative Charge can be reduced (see "Experience Rating Under the Contracts" and "Negotiated Charges and Fees.")

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees". We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.48%              1.61%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)

    THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END

                        (As a percentage of net assets)

                                       DISTRIBUTION                                                  CONTRACTUAL
                                          AND/OR                             TOTAL ANNUAL            FEE WAIVER
                     MANAGEMENT           SERVICE             OTHER            OPERATING           AND/OR EXPENSE
UNDERLYING FUND:         FEE           (12B-1) FEES         EXPENSES           EXPENSES             REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL
FUNDS:
Fidelity Advisor         0.57%              0.50%              0.28%              1.35%                    N/A
 Value
 Strategies Fund
 -- Class T
Massachusetts            0.33%              0.35%              0.26%              0.94%                    N/A
 Investors
 Growth Stock
 Fund -- Class A
Oakmark                  1.16%                N/A              0.21%              1.37%                    N/A
 International
 Small Cap Fund
 -- Class I
Putnam                   0.63%              0.25%              0.38%              1.26%                    N/A
 International
 Equity Fund --
 Class A
Van Kampen               0.35%              0.25%              0.18%              0.78%                    N/A
 Equity and
 Income Fund --
 Class A
AIM GROWTH
 SERIES
AIM Basic Value          0.66%              0.25%              0.29%              1.20%                  0.05%
 Fund -- Class
 A*
AIM SECTOR FUNDS
AIM Technology           0.63%              0.25%              0.73%              1.61%                    N/A
 Fund --
 Investor Class*

                      NET TOTAL
                       ANNUAL
                      OPERATING
UNDERLYING FUND:      EXPENSES
----------------
RETAIL MUTUAL
FUNDS:
Fidelity Advisor         1.35%  (1)
 Value
 Strategies Fund
 -- Class T
Massachusetts            0.94%
 Investors
 Growth Stock
 Fund -- Class A
Oakmark                  1.37%
 International
 Small Cap Fund
 -- Class I
Putnam                   1.26%  (2)
 International
 Equity Fund --
 Class A
Van Kampen               0.78%
 Equity and
 Income Fund --
 Class A
AIM GROWTH
 SERIES
AIM Basic Value          1.15%  (3)
 Fund -- Class
 A*
AIM SECTOR FUNDS
AIM Technology           1.61%  (4)
 Fund --
 Investor Class*

                                       DISTRIBUTION                                                  CONTRACTUAL
                                          AND/OR                             TOTAL ANNUAL            FEE WAIVER
                     MANAGEMENT           SERVICE             OTHER            OPERATING           AND/OR EXPENSE
UNDERLYING FUND:         FEE           (12B-1) FEES         EXPENSES           EXPENSES             REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY
 CAPITAL
 PORTFOLIOS,
 INC.
American Century         0.98%                N/A                N/A              0.98%                    N/A
 Equity Income
 Fund --
 Investor Class
FEDERATED INCOME
 SECURITIES
 TRUST
Federated                0.40%              0.50%              0.50%              1.40%                    N/A
 Short-Term
 Income Fund --
 Institutional
 Service Class*
FRANKLIN VALUE
 INVESTORS TRUST
Franklin Balance         0.45%              0.24%              0.23%              0.92%                    N/A
 Sheet
 Investment Fund
 -- Class A*
JOHN HANCOCK
 EQUITY FUNDS
John Hancock             0.70%              0.30%              0.42%              1.42%                    N/A
 Small Cap
 Equity Fund --
 Class A*
INSURANCE
COMPANY
DEDICATED MUTUAL
FUNDS:
Calvert Social           0.70%              0.25%              0.28%              1.23%                    N/A
 Investment Fund
 Equity
 Portfolio --
 Class A
HARTFORD SERIES
 FUND, INC.
Hartford Capital         0.63%                N/A              0.04%              0.67%                    N/A
 Appreciation
 HLS Fund --
 Class IA
Hartford MidCap          0.66%                N/A              0.02%              0.68%                    N/A
 HLS Fund --
 Class IA
Hartford Money           0.45%                N/A              0.03%              0.48%                    N/A
 Market HLS Fund
 -- Class IA
Hartford Stock           0.46%                N/A              0.03%              0.49%                    N/A
 HLS Fund --
 Class IA
Hartford Total           0.46%                N/A              0.04%              0.50%                    N/A
 Return Bond HLS
 Fund -- Class
 IA

                      NET TOTAL
                       ANNUAL
                      OPERATING
UNDERLYING FUND:      EXPENSES
----------------
AMERICAN CENTURY
 CAPITAL
 PORTFOLIOS,
 INC.
American Century         0.98%
 Equity Income
 Fund --
 Investor Class
FEDERATED INCOME
 SECURITIES
 TRUST
Federated                1.40%  (5)
 Short-Term
 Income Fund --
 Institutional
 Service Class*
FRANKLIN VALUE
 INVESTORS TRUST
Franklin Balance         0.92%  (6)
 Sheet
 Investment Fund
 -- Class A*
JOHN HANCOCK
 EQUITY FUNDS
John Hancock             1.42%
 Small Cap
 Equity Fund --
 Class A*
INSURANCE
COMPANY
DEDICATED MUTUAL
FUNDS:
Calvert Social           1.23%  (7)
 Investment Fund
 Equity
 Portfolio --
 Class A
HARTFORD SERIES
 FUND, INC.
Hartford Capital         0.67%
 Appreciation
 HLS Fund --
 Class IA
Hartford MidCap          0.68%
 HLS Fund --
 Class IA
Hartford Money           0.48%  (8)
 Market HLS Fund
 -- Class IA
Hartford Stock           0.49%
 HLS Fund --
 Class IA
Hartford Total           0.50%
 Return Bond HLS
 Fund -- Class
 IA

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) FMR has voluntarily agreed to reimburse Class T shares of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed 1.50%.

(2) Actual Other Expenses and Total Annual Fund Operating Expenses were lower due to a onetime expense reimbursement from Putnam Investments.

(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

     Through December 31, 2012, the Fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion).

(4) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Investor Class shares to 1.55% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expense to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through at least June 30, 2007. Fee waiver reflects this agreement.

(5) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor and administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2006.

     Total Waiver of Fund Expenses: 0.32%
     Total Actual Annual Fund Operating Expenses (after waiver): 1.08%

     The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after voluntary waiver) was 0.10% for the fiscal year ended April 30, 2006.

     The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund (after voluntary waiver) was 0.49% for the fiscal year ended April 30, 2006.

     Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee, which is used to compensate intermediaries for recordkeeping services. The administrator voluntarily reimbursed a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.49% for the fiscal year ended April 30, 2006.

(6) The manager has agreed to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton Money Fund. This reduction is required by the Fund's board of trustees and exemptive order by the Securities and Exchange Commission.

(7) Annual fund operating expenses are based on expenses for the Fund's most recent fiscal year unless otherwise noted. Management fees include the Subadvisory fees paid by the Advisor ("Calvert") to the Subadvisors, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert.

(8) Effective January 1, 2007, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IA shares of the Fund are 0.43%.

EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $669
3 years                                                                     $900
5 years                                                                   $1,127
10 years                                                                  $2,198

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $165
3 years                                                                     $570
5 years                                                                     $997
10 years                                                                  $2,168

     (3) If you do not Surrender your Contract:

1 year                                                                      $195
3 years                                                                     $600
5 years                                                                   $1,027
10 years                                                                  $2,198

     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $704
3 years                                                                   $1,009
5 years                                                                   $1,310
10 years                                                                  $2,573

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $201
3 years                                                                     $679
5 years                                                                   $1,180
10 years                                                                  $2,543

     (3) If you do not Surrender your Contract:

1 year                                                                      $231
3 years                                                                     $709
5 years                                                                   $1,210
10 years                                                                  $2,573

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $720
3 years                                                                   $1,055
5 years                                                                   $1,388
10 years                                                                  $2,729

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $216
3 years                                                                     $725
5 years                                                                   $1,258
10 years                                                                  $2,699

     (3) If you do not Surrender your Contract:

1 year                                                                      $246
3 years                                                                     $755
5 years                                                                   $1,288
10 years                                                                  $2,729

     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $735
3 years                                                                   $1,101
5 years                                                                   $1,465
10 years                                                                  $2,884

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $232
3 years                                                                     $772
5 years                                                                   $1,335
10 years                                                                  $2,854

     (3) If you do not Surrender your Contract:

1 year                                                                      $262
3 years                                                                     $802
5 years                                                                   $1,365
10 years                                                                  $2,884

     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $756
3 years                                                                   $1,161
5 years                                                                   $1,567
10 years                                                                  $3,086

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $252
3 years                                                                     $833
5 years                                                                   $1,437
10 years                                                                  $3,056

     (3) If you do not Surrender your Contract:

1 year                                                                      $282
3 years                                                                     $863
5 years                                                                   $1,467
10 years                                                                  $3,086

     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $797
3 years                                                                   $1,280
5 years                                                                   $1,769
10 years                                                                  $3,478

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $293
3 years                                                                     $955
5 years                                                                   $1,639
10 years                                                                  $3,448

     (3) If you do not Surrender your Contract:

1 year                                                                      $323
3 years                                                                     $985
5 years                                                                   $1,669
10 years                                                                  $3,478

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit Values. Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-528-9009.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    We do not deduct sales charges at the time Contributions are made to the Contract. We deduct a Contingent Deferred Sales Charge from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                              AS A PERCENT
                                                             OF PARTICIPANT
PARTICIPANT'S CONTRACT YEARS                                    ACCOUNT
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:


                                                         MORTALITY AND EXPENSE
                                                               RISK AND
AGGREGATE PARTICIPANT ACCOUNTS                           ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%


    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct during the Accumulation Period and at the time of annuitization, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less premium taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve any life contingencies and does not provide any mortality guarantee.

    Surrenders by the Annuitant are subject to the limitations set forth in the contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS BY THE ANNUITANT ARE PERMITTED AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of the Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and Administrative Expense Charge, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you, or participants, allocate a portion of the value of a Contract to a Money Market Sub-Account, that portion of the value of the Contract may decrease in value.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 FIDELITY ADVISOR VALUE STRATEGIES FUND -- CLASS   Capital appreciation                    Fidelity Management & Research Company
  T
 MASSACHUSETTS INVESTORS GROWTH STOCK FUND --      Long-term growth of capital and future  Massachusetts Financial Services
  CLASS A                                          income rather than current income       Company

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 OAKMARK INTERNATIONAL SMALL CAP FUND -- CLASS I   Long-term capital appreciation          Harris Associates L.P.
  (CLOSED TO CONTRACTS ISSUED ON OR AFTER MAY 11,
  2002)
 PUTNAM INTERNATIONAL EQUITY FUND -- CLASS A       Capital appreciation                    Putnam Investment Management, LLC
                                                                                           Sub-advised by Putnam Investments
                                                                                           Limited
 VAN KAMPEN EQUITY AND INCOME FUND -- CLASS A      To seek the highest possible income     Van Kampen Asset Management
                                                   consistent with safety of principal.
                                                   Long term growth of capital is an
                                                   important secondary investment
                                                   objective
AIM GROWTH SERIES
 AIM BASIC VALUE FUND -- CLASS A                   Long-term growth of capital             A I M Advisors, Inc.
 AIM SECTOR FUNDS
 AIM TECHNOLOGY FUND -- INVESTOR CLASS             To provide capital growth               A I M Advisors, Inc.
 AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
 AMERICAN CENTURY EQUITY INCOME FUND -- INVESTOR   Current income; capital appreciation    American Century Investment
  CLASS                                            is a secondary objective                Management, Inc.
 FEDERATED INCOME SECURITIES TRUST
 FEDERATED SHORT-TERM INCOME FUND --               Current income                          Federated Investment Management
  INSTITUTIONAL SERVICE CLASS                                                              Company
FRANKLIN VALUE INVESTORS TRUST
 FRANKLIN BALANCE SHEET INVESTMENT FUND -- CLASS   High total return                       Franklin Advisory Services, LLC
  A (CLOSED TO CONTRACTS ISSUED ON OR AFTER MAY
  21, 2004)
JOHN HANCOCK EQUITY FUNDS
 JOHN HANCOCK SMALL CAP EQUITY FUND -- CLASS A     Capital appreciation                    John Hancock Advisers, LLC
                                                                                           Sub-advised by Sovereign Asset
                                                                                           Management
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
 CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO   Seeks growth of capital through         Calvert Asset Management Company, Inc.
  -- CLASS A                                       investment in stocks of issuers in      Sub-advised by Atlanta Capital
                                                   industries believed to offer            Management Company, Inc.
                                                   opportunities for potential capital
                                                   appreciation and which meet the Fund's
                                                   investment and social criteria
HARTFORD SERIES FUND, INC.
 HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS   Growth of capital                       HL Investment Advisors, LLC
  IA (CLOSED TO ALL CONTRACTS ISSUED AFTER                                                 Sub-advised by Wellington Management
  JANUARY 3, 2005)                                                                         Company, LLP

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND -- CLASS IA (CLOSED TO   Long-term growth of capital             HL Investment Advisors, LLC
  ALL CONTRACTS ISSUED AFTER AUGUST 16, 2004)                                              Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD MONEY MARKET HLS FUND -- CLASS IA        Maximum current income consistent with  HL Investment Advisors, LLC
                                                   liquidity and preservation of capital   Sub-advised by Hartford Investment
                                                                                           Management Company
 HARTFORD STOCK HLS FUND -- CLASS IA               Long-term growth of capital             HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IA   Competitive total return, with income   HL Investment Advisors, LLC
                                                   as a secondary objective                Sub-advised by Hartford Investment
                                                                                           Management Company

    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your Plan through the Contract. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. These fees and payments are received by Hartford under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.50% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and compensation sometimes referred to as "revenue sharing" payments. Hartford receives these fees and payments for its own account and expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your Plan selects.

     For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the Plan's investment in the fund.

         If the Plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per Plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the Plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD LIFE: Hartford Life pays fees to the organizations listed below in exchange for an endorsement of our program. As part of the endorsement, Hartford Life is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our program.

    Hartford Life also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford Life

        1.   Peace Officers Research Association of California;

        2.   The National Association of Police Officers;

        3.   Florida Police Benevolent Association, Inc.;

        4.   Police Benevolent & Protective Association of Illinois; and

        5.   Combined Law Enforcement Association of Texas.

    PAYMENTS TO INDUSTRY AND TRADE ORGANIZATIONS: As an active member of the retirement industry, Hartford Life makes payments to various industry and trade organizations. These payments are made in connection with Hartford Life's membership, sponsorship or participation in events of these organizations. Hartford Life makes these payments in order to communicate its position on retirement industry issues and further its position as an industry leader.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The purpose of the Contingent Deferred Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to distributing organizations and their sales personnel, and

       -   other distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    There is no deduction for the Contingent Deferred Sales Charge at the time Contributions are made to the Contract. The Contingent Deferred Sales Charge is deducted from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                          CONTINGENT DEFERRED
PARTICIPANT'S CONTRACT YEARS                                  SALES CHARGE
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    We deduct one-quarter of the Annual Maintenance Fee on the last business day of each calendar quarter. However, if you Surrender the value of your Participant Account in full at any time before the last business day of the calendar quarter, we will deduct one quarter of the Annual Maintenance Fee from the proceeds of the Surrender. We do not deduct the Annual Maintenance Fee during the Annuity Period under a Contract. We deduct the Annual Maintenance Fee on a pro rata basis from the value of the Sub-Accounts chosen with respect to a Participant Account.

IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

       - severance from employment with the Employer on or after the Participant Contract Year 5 for Participants age 59 1/2 or older,

       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year. The minimum amount you can withdraw under this provision is $250.

    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The rate of the charge depends on the aggregate level of Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer.

BEFORE ANNUITY COMMENCEMENT DATE


                                                             MORTALITY AND
                                                           EXPENSE RISK AND
AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS                  ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%


AFTER ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                  1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.


    The Contracts are not available for issuance except as described above.


    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to Valuation Days while we try to obtain complete information. If we cannot obtain the information within Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your Plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. There is a $30 minimum amount for initial Contributions or subsequent Contributions that may be made on behalf of a Participant Account under a Contract, unless the Employer's plan provides otherwise, in which case the minimum amount shall not be less than $10. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the

Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service. Once you reach the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    THE CONTRACTS PROVIDE FOR A TRANSFER FEE OF $5 THAT APPLIES TO EACH TRANSFER IN EXCESS OF 12 MADE IN A PARTICIPANT CONTRACT YEAR. WE DO NOT CURRENTLY CHARGE THE $5 TRANSFER FEE.

    WE MAKE NO ASSURANCES THAT THE TRANSFER RULE IS OR WILL BE EFFECTIVE IN DETECTING OR PREVENTING MARKET TIMING.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

FUND TRADING POLICIES (EFFECTIVE UNTIL JULY 1, 2007)

    We may provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy.

    We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Participants who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We then provide the Fund with information from the list so that it can determine whether the transfer activity violates its abusive transfer policy. The Fund notifies us of each Participant in violation of its abusive transfer policy.

    Hartford provides the Fund's notice to plan sponsors. BASED ON THIS INFORMATION, YOUR PLAN SPONSOR MAY RESTRICT, SUSPEND OR TERMINATE PARTICIPANTS' SUB-ACCOUNT TRANSFER PRIVILEGES. A plan sponsor may restrict, suspend or terminate a Participant's Sub-Account transfer privileges for a specified period of time or indefinitely.

FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)

    You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. These penalties will affect a Contract Owner's or Participant's ability to purchase shares of the underlying funds. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

    Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - Our policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, may be prohibited. We do not currently enforce this prohibition.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, may be prohibited. We do not currently enforce this prohibition.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    We apply these restrictions to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, semi-monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved ov\er the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions.

    You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor:

METHOD ONE:

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day, divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

       - The daily mortality and expense risk and administration charge adjusted for the number of days in the period.

METHOD TWO: (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our administrative offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account Values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT -- Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT. FOR CONTRACTS PURCHASED IN ILLINOIS, THE BENEFICIARY(IES) WILL RECEIVE THE VALUE OF YOUR PARTICIPANT ACCOUNT (LESS ANY APPLICABLE PREMIUM TAXES NOT ALREADY DEDUCTED) AS OF THE DATE WE RECEIVE DUE PROOF OF DEATH AT OUR ADMINISTRATIVE OFFICES.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (see "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity payout options"). At any time after the termination of Contributions but before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity payout options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX- SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payments have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYMENT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

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    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                       Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges"). For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity Payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYMENT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). The maximum payment amount is 1.5% monthly, 4.5% quarterly, 9.0% semi-annually or 18.0% annually of the value of the Participant's Account at the time the SWO is elected. Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                              $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                   6.13
 C.  Initial monthly payment (A x B / 1,000)                             $856.87
 D.  Annuity Unit Value                                                    3.125
 E.  Number of monthly annuity units (C / D)                             274.198
 F.  Assume annuity unit value for second month equal to                   2.897
 G.  Second monthly payment (F x E)                                      $794.35
 H.  Assume annuity unit value for third month equal to                    3.415
 I.  Third month payment (H x E)                                         $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

    INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

     (A) TRADITIONAL IRAS

         Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

         You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.

         IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     (B) SEP IRAS

         Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     (C) SIMPLE IRAS

         The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

         A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

         If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

     (D) ROTH IRAS

         Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.  upon the employee's separation from service;

        c.   upon the employee's death or disability; or

        d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

    All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payouts and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

     (A) PENALTY TAXES ON PREMATURE DISTRIBUTIONS

         Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       - made to a beneficiary (or to the employee's estate) on or after the employee's death;

       - attributable to the employee's becoming disabled under Code Section 72(m)(7);

       - part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       - (except for IRAs) made to an employee after separation from service after reaching age 55; or

       - not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

         In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       - made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       - not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       -   a qualified first-time home buyer and meets the requirements of Code
           Section 72(t)(8).

         If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

         For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

     (B) RMDS AND 50% PENALTY TAX

         If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

         An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       -   the calendar year in which the individual attains age 70 1/2, or

       - (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

         The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       - the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       - a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

         If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

         If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

         The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

         The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payouts that satisfy the rules set forth in Regulations under the Code relating to RMDs.

         In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plans": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       -   an RMD amount;

       - one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       -   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

9. QUALIFIED HURRICANE RELIEF

    The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.

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
                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2006. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    For individual and group Contracts, up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

    Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL
PAYMENT TYPE                                                     WHAT IT'S USED FOR
-------------------------------------------------------------------------------------------------------------------------------
Access                Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts &               Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Entertainment
Marketing             Joint marketing campaigns and/or Financial Intermediary event advertising/ participation; sponsorship of
                      Financial Intermediary sales contests and/or promotions in which participants (including Registered
                      Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense     Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances
Support               Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                      (including sub-accounting and the preparation of account statements and other communications), sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Targets               Pay for the achievement of sales or assets under management targets.
Training              Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility            Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                Pay for the overall volume of their sales or the amount of money investing in our products.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following Financial Intermediaries for our entire suite of variable annuities:

    A.G. Edwards & Sons, Inc., Advisory Group Equity Services Ltd., AIG Advisors Group, Inc. (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc. AIG SunAmerica), Allen & Co., of Florida, Inc., Amcore Investment Services, Inc., American Classic Securities, American General Securities Inc., American Independent Sec's Inc., Ameritas Investment Corp., Amsouth Bank, AMSouth Investment Services, Inc., Arvest Asset Management, Associated Financial Services, Inc., Associated Investment Services Inc., Associated Securities Corp., B.C. Ziegler and Company, Banc of America Investment Services Inc., Bancorpsouth Investment Services Inc., Bancwest Investment Services, Inc., Bank of America, Bank of New York, Bank of the West, BB&T Investment Services, Inc., BCG Securities, Inc., Berthel, Fisher Company Financial Services Inc., BI Investments,

LLC, BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., Brecek & Young Advisors, Inc., Brookstone Securities, Inc., Brookstreet Securities, Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Carillon Investments, Inc., Centaurus Financial, Inc., Chase Investments Services Corp., Citicorp Investment Services, Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Countrywide Investment Services Inc., Crown Capital Securities, L.P., CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Davenport & Company LLC, DFC Investor Services, Dominion Investor Services, Inc., Duerr Financial Corporation, Eagle One Investments, LLC, Edward D. Jones & Co., L.P., Empire Securities Corporation, Equity Services, Inc., Essex National Securities, Inc., Ferris/Baker Watts, FFP Securities, Inc., Fifth Third Securities, Financial Planning Consultants, Fintegra LLC, First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Southeast Inv. Services, First St. Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities Inc., FNB Brokerage Services, Inc., FNIC F.I.D. Div., Forrester's Equity Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Inc., Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Harold Dance Investments, Harvest Capital LLC, Hefren-Tillotson/Masterplan, Heim & Young Securities, Hornor, Townsend & Kent, Inc., HSBC Securities (USA) Inc., Huntington Investment Company, IBC Investments, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group LLC, Infinex Financial Group, Infinex Investment, Inc., ING Advisors Network (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.), InterSecurities, Inc., Investacorp, Inc., Investment Management Corp., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., IPI Investments, J.B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, KMS Financial Services, Inc., KNBT Securities, Inc., Kovack Securities, Inc., L.O. Thomas & Company, LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., M&I Brokerage Services, Inc., M&T Securities, Inc., McDonald Investments Inc., Mercantile Brokerage Services Inc., Merrill Lynch Pierce Fenner & Smith, Milkie/Ferguson Investments, MML Investor Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), NBC Securities, Inc., Nettworth Financial Group, Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., OFG Financial Services, Inc., Ohio Savings Securities, Inc., OneAmerica Securities Inc., Online Brokerage Services, Oppenheimer and Co., Inc., Pacific West Securities, Inc., Paulson Investment Company Inc., Pension Planners Securities, Inc., Peoples Securities, Inc., PFIC, Prime Capital Management, Prime Capital Services, Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp., Questar Capital Corp., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., Resource Horizons Group, LLC, Retirement Plan Advisors, Inc., Robert W. Baird & Co. Inc., Rogan, Rosenberg & Assoc., Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Smith Barney, Sorrento Pacific, South Valley Wealth Management, Spectrum Capital, Inc., Sterne Agee & Leach, Inc., Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Summit Equities, Inc., Sun Trust Bank, SunAmerica Securities, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services Inc., Synovus Securities, TFS Securities, Inc., The Huntington Investment Company, The Huntington Investment Plt, The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., U.S. Bancorp Piper Jaffray, UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, UnionBanc Investment Services, United Brokerage Services, Inc., United Global Securities, United Heritage Financial Services, US Bancorp FID, US Bancorp Investments, USAllianz Securities, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., Wachovia Securities, LLC (various divisions), Wall Street Financial Group, Walnut Street Securities, Inc., Washington Mutual Financial, Waterstone Financial Group, Webster Investments, Weitzel Financial Services Inc., Wells Fargo Brokerage Services, L.L.C., WesBanco Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), Workman Securities Corp., World Equity Group Inc., WRP Investments, Inc., WWK Investments, Inc., XCU Capital Corporation, Inc.

    Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities:
AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

    For individual and group Contracts, for the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $52.5 million (excluding corporate-sponsorship related perquisites, Marketing Expense Allowances and home office travel and entertainment expenses) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $14.7 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. For the fiscal year ended December 31, 2006, total travel and entertainment expenses incurred by our wholesalers did not in the aggregate exceed approximately $5.7 million.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

    To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.

    On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's

Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

    On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

    The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically by Internet through our website at retire.hartfordlife.com.

    FINANCIAL STATEMENTS

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.35%
              (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)

                                                                              YEAR ENDING DECEMBER 31,
                                                      2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------------
AIM BASIC VALUE FUND
Accumulation unit value at beginning of period        $12.179          $11.578          $10.479           $7.862          $10.000
Accumulation unit value at end of period              $13.734          $12.179          $11.578          $10.479           $7.862
Number of accumulation units outstanding at end
 of period (in thousands)                                 199              166              127               82               55
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period        $13.502          $13.224          $11.793           $9.525          $10.000
Accumulation unit value at end of period              $16.072          $13.502          $13.224          $11.793           $9.525
Number of accumulation units outstanding at end
 of period (in thousands)                                 192              158              125               96               59
FEDERATED SHORT-TERM INCOME FUND
Accumulation unit value at beginning of period        $10.610          $10.416          $10.236          $10.160          $10.000
Accumulation unit value at end of period              $11.056          $10.610          $10.416          $10.236          $10.160
Number of accumulation units outstanding at end
 of period (in thousands)                                  13               13               12               10                4
FIDELITY ADVISOR VALUE STRATEGIES FUND
Accumulation unit value at beginning of period        $14.277          $14.018          $12.303           $7.717          $10.000
Accumulation unit value at end of period              $16.450          $14.277          $14.018          $12.303           $7.717
Number of accumulation units outstanding at end
 of period (in thousands)                                  37               45               35               25               17
FRANKLIN BALANCE SHEET INVESTMENT FUND
Accumulation unit value at beginning of period        $16.705          $15.116          $12.105           $9.375          $10.000
Accumulation unit value at end of period              $19.369          $16.705          $15.116          $12.105           $9.375
Number of accumulation units outstanding at end
 of period (in thousands)                                 161              136              102               71               41
AIM TECHNOLOGY FUND
Accumulation unit value at beginning of period         $8.406           $8.285           $8.043           $5.638          $10.000
Accumulation unit value at end of period               $9.214           $8.406           $8.285           $8.043           $5.638
Number of accumulation units outstanding at end
 of period (in thousands)                                   7                3                4                2               --
JOHN HANCOCK SMALL CAP EQUITY FUND
Accumulation unit value at beginning of period        $11.557          $10.716           $9.528           $6.421          $10.000
Accumulation unit value at end of period              $12.305          $11.557          $10.716           $9.528           $6.421
Number of accumulation units outstanding at end
 of period (in thousands)                                  41               39               33               22               13
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Accumulation unit value at beginning of period        $10.382          $10.029           $9.480           $7.512          $10.000
Accumulation unit value at end of period              $11.120          $10.382          $10.029           $9.480           $7.512
Number of accumulation units outstanding at end
 of period (in thousands)                                  95               88               90               58               26

                                                                              YEAR ENDING DECEMBER 31,
                                                      2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------------
OAKMARK INTERNATIONAL SMALL CAP FUND
Accumulation unit value at beginning of period        $22.193          $18.366          $14.293           $9.410          $10.000
Accumulation unit value at end of period              $29.834          $22.193          $18.366          $14.293           $9.410
Number of accumulation units outstanding at end
 of period (in thousands)                                  75               65               42               22               10
PUTNAM INTERNATIONAL EQUITY FUND (A)
Accumulation unit value at beginning of period        $14.249          $12.702          $10.966           $8.588          $10.000
Accumulation unit value at end of period              $18.209          $14.249          $12.702          $10.966           $8.588
Number of accumulation units outstanding at end
 of period (in thousands)                                 110               88               59               43               27
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of period        $13.368          $12.443          $11.171           $9.177          $10.000
Accumulation unit value at end of period              $14.991          $13.368          $12.443          $11.171           $9.177
Number of accumulation units outstanding at end
 of period (in thousands)                                 375              259              218              160               89
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period        $16.304          $14.160          $11.904           $8.391          $10.000
Accumulation unit value at end of period              $18.947          $16.304          $14.160          $11.904           $8.391
Number of accumulation units outstanding at end
 of period (in thousands)                                 206              162               85               35               18
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning of period        $16.063          $13.803          $11.896           $8.671          $10.000
Accumulation unit value at end of period              $17.887          $16.063          $13.803          $11.896           $8.671
Number of accumulation units outstanding at end
 of period (in thousands)                                 164              140              107               70               39
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning of period        $10.441          $10.188          $10.128          $10.088          $10.000
Accumulation unit value at end of period              $10.894          $10.441          $10.188          $10.128          $10.088
Number of accumulation units outstanding at end
 of period (in thousands)                                 154               50                2                2               --
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period        $11.120          $10.180           $9.806           $7.781          $10.000
Accumulation unit value at end of period              $12.705          $11.120          $10.180           $9.806           $7.781
Number of accumulation units outstanding at end
 of period (in thousands)                                  99              115               64               47               31
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period        $12.485          $12.229          $11.730          $10.915          $10.000
Accumulation unit value at end of period              $13.039          $12.485          $12.229          $11.730          $10.915
Number of accumulation units outstanding at end
 of period (in thousands)                                 116               89               63               50               28

(a) Formerly Putnam International Growth Fund Sub-Account. Change effective April 30, 2003.

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                       2
 Safekeeping of Assets                                                    2
 Experts                                                                  2
 Non-Participating                                                        2
 Misstatement of Age or Sex                                               2
 Principal Underwriter                                                    2
PERFORMANCE RELATED INFORMATION                                           2
 Total Return for all Sub-Accounts                                        2
 Yield for Sub-Accounts                                                   3
 Money Market Sub-Accounts                                                3
 Additional Materials                                                     3
 Performance Comparisons                                                  3

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

           a.   attained age 59 1/2

           b.  severance from employment

           c.   died, or

           d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144 1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford CT 06144-1583

    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-3573-8) to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583

Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
FINANCIAL STATEMENTS

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


[TO BE FILED BY AMENDMENT]


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past two years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $2,676,193; 2005:
$1,940,960 and 2004: $1,583,188.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

  GROUP VARIABLE ANNUITY CONTRACTS                [THE HARTFORD LOGO]
  SEPARATE ACCOUNT ELEVEN
  STANDARD

    This prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.


    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.


    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of mutual funds that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For more information on the mutual funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying mutual funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE MUTUAL FUNDS. For a list of the Sub-Accounts available under the Contract, see the section entitled "The Funds."

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------

Prospectus Dated: May 1, 2007

Statement of Additional Information Dated: May 1, 2007

                               TABLE OF CONTENTS

SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 3
FEE TABLE                                                                 5
SUMMARY                                                                  13
PERFORMANCE RELATED INFORMATION                                          15
HARTFORD LIFE INSURANCE COMPANY                                          16
THE SEPARATE ACCOUNT                                                     16
THE FUNDS                                                                16
GENERAL ACCOUNT OPTION                                                   21
CONTRACT CHARGES                                                         22
 Contingent Deferred Sales Charge                                        22
 Annual Maintenance Fee                                                  22
 Is there ever a time when the Contingent Deferred Sales Charge          22
  or Annual Maintenance Fee do not apply?
 Mortality and Expense Risk and Administrative Charge                    23
 Premium Taxes                                                           24
 Transfer Fee                                                            24
 Experience Rating under the Contracts                                   24
 Negotiated Charges and Fees                                             25
 Charges of the Funds                                                    25
 Plan Related Expenses                                                   25
THE CONTRACTS                                                            25
 The Contracts Offered                                                   25
 Assignments                                                             25
 Pricing and Crediting of Contributions                                  25
 What is a Surrender Charge Offset?                                      26
 May I make changes in the amounts of my Contribution?                   26
 Can you transfer from one Sub-Account to another?                       26
 Dollar Cost Averaging                                                   30
 May I request a loan from my Participant Account?                       30
 How do I know what my Participant Account is worth?                     30
 How are the underlying Fund shares valued?                              31
DEATH BENEFITS                                                           32
 Determination of the Beneficiary                                        32
 Death before the Annuity Commencement Date                              32
 Death on or after the Annuity Commencement Date                         32
SETTLEMENT PROVISIONS                                                    33
 Can payment of the Surrender value ever be postponed beyond the         33
  seven-day period?
 May I Surrender once Annuity payouts have started?                      33
 How do I elect an Annuity Commencement Date and Annuity payout          34
  option?
 What is the minimum amount that I may select for an Annuity             34
  payout?
 How are Contributions made to establish an Annuity Account?             34
 Can a Contract be suspended by a Contract Owner?                        34
 Annuity Payout Options                                                  34
 Systematic Withdrawal Option                                            35
 How are Variable Annuity payouts determined?                            36
FEDERAL TAX CONSIDERATIONS                                               37
 A. General                                                              37
 B. Taxation of Hartford and the Separate Account                        37
 C. Diversification of the Separate Account                              37
 D. Tax Ownership of the Assets in the Separate Account                  38
 E. Non-Natural Persons as Owners                                        38
 F. Annuity Purchases by Nonresident Aliens and Foreign                  39
  Corporations
 G. Generation Skipping Transfer Tax                                     39
MORE INFORMATION                                                         47
 Can a Contract be modified?                                             47
 Can Hartford waive any rights under a Contract?                         47
 How Contracts Are Sold                                                  47
 Who is the custodian of the Separate Account's assets?                  50
 Are there any material legal proceedings affecting the Separate         50
  Account?
 How may I get additional information?                                   51
APPENDIX 1 -- ACCUMULATION UNIT VALUES                                   52
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                68

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payouts to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: Attention: IPD/Retirement Plan Service Center, 200 Hopmeadow Street, Simsbury, CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payouts we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee of an Employer electing to participate in a Contract.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SURRENDER: Any partial or complete withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT.

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOUR PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                    None
Transfer Fee (1)                                                                                           $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                        5%
  During Second Year                                                                                       4%
  During Third Year                                                                                        3%
  During Fourth Year                                                                                       2%
  During Fifth Year                                                                                        1%
  During Sixth Year and thereafter                                                                         0%

------------

(1) The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THATT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                                 $30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (4)

  BEFORE ANNUITY COMMENCEMENT DATE:


RANGE OF MORTALITY AND EXPENSE RISK AND
ADMINISTRATIVE CHARGE FOR AGGREGATE
PARTICIPANT ACCOUNTS                                                     CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                       1.25%
 $3,500,000.00 to $4,999,999.99                                            1.05%
 $5,000,000.00 to $24,999,999.99                                           0.85%
 $25,000,000.00 to $34,999,999.99                                          0.75%
 $35,000,000.00 to $49,999,999.99                                          0.65%
 $50,000,000.00 to $69,999,999.99                                          0.50%
 $70,000,000.00 to $84,999,999.99                                          0.35%
 $85,000,000.00 to $99,999,999.99                                          0.15%
 $100,000,000.00 and over                                                  0.00%
AFTER ANNUITY COMMENCEMENT DATE:
 All Participant Accounts                                                  1.25%


------------

(3) The Annual Maintenance Fee is deducted from the Participant's Account at the end of each calendar quarter and is equal to an annual charge of $30. It is deducted proportionally from the investment options in use at the time of the charge.

(4) The Mortality and Expense Risk and Administrative Charge can be reduced (see "Experience Rating Under the Contracts" and "Negotiated Charges and Fees.")

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees." We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.34%              1.61%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

    The next table shows the Total Annual Fund Operating Expenses for each underlying Fund as of its year end. Actual fees and expenses for the underlying Funds vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly-available information and is qualified in its entirety by the then current prospectus for each underlying Fund. These expenses may vary from year to year.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END

                        (As a percentage of net assets)

                                                    DISTRIBUTION
                                                       AND/OR
                                  MANAGEMENT       SERVICE(12B-1)         OTHER
UNDERLYING FUND                       FEE               FEES            EXPENSES
------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
AIM Small Cap Growth Fund --
 Class A                              0.70%              0.25%             0.30%
Dreyfus Premier Core Bond
 Fund -- Class A                      0.60%               N/A              0.50%
Massachusetts Investors
 Growth Stock Fund --Class A          0.33%              0.35%             0.26%
MFS(R) Capital Opportunities
 Fund --Class A                       0.75%              0.25%             0.30%
MFS(R) High Income Fund --
 Class A                              0.46%              0.30%             0.25%
MFS(R) Mid Cap Growth Fund --
 Class A                              0.75%              0.25%             0.29%
MFS(R) Utilities Fund --
 Class A                              0.60%              0.25%             0.26%
MFS(R) Value Fund --Class A           0.60%              0.35%             0.21%
Mutual Shares Fund --Class A          0.57%              0.35%             0.24%
Oppenheimer Capital
 Appreciation Fund --Class A          0.57%              0.24%             0.26%
Oppenheimer Global Fund --
 Class A                              0.63%              0.24%             0.21%
Templeton Foreign Fund --
 Class A                              0.59%              0.25%             0.32%
Van Kampen Equity and Income
 Fund -- Class A                      0.35%              0.25%             0.18%
AIM SECTOR FUNDS

                                    TOTAL           CONTRACTUAL          NET TOTAL
                                   ANNUAL           FEE WAIVER            ANNUAL
                                  OPERATING       AND/OR EXPENSE         OPERATING
UNDERLYING FUND                   EXPENSES         REIMBURSEMENT         EXPENSES
-----------------------------  -------------------------------------------------------
RETAIL MUTUAL FUNDS:
AIM Small Cap Growth Fund --
 Class A                             1.25%               N/A               1.25%(1)
Dreyfus Premier Core Bond
 Fund -- Class A                     1.10%               N/A               1.10%(2)
Massachusetts Investors
 Growth Stock Fund --Class A         0.94%               N/A               0.94%
MFS(R) Capital Opportunities
 Fund --Class A                      1.30%               N/A               1.30%
MFS(R) High Income Fund --
 Class A                             1.01%               N/A               1.01%
MFS(R) Mid Cap Growth Fund --
 Class A                             1.29%               N/A               1.29%
MFS(R) Utilities Fund --
 Class A                             1.11%               N/A               1.11%
MFS(R) Value Fund --Class A          1.16%               N/A               1.16%
Mutual Shares Fund --Class A         1.16%               N/A               1.16%
Oppenheimer Capital
 Appreciation Fund --Class A         1.07%               N/A               1.07%
Oppenheimer Global Fund --
 Class A                             1.08%               N/A               1.08%
Templeton Foreign Fund --
 Class A                             1.16%               N/A               1.16%
Van Kampen Equity and Income
 Fund -- Class A                     0.78%               N/A               0.78%
AIM SECTOR FUNDS

                                                    DISTRIBUTION
                                                       AND/OR
                                  MANAGEMENT       SERVICE(12B-1)         OTHER
UNDERLYING FUND                       FEE               FEES            EXPENSES
------------------------------------------------------------------------------------
AIM Financial Services Fund
 -- Investor Class*                   0.69%              0.25%             0.35%
AIM Leisure Fund --Investor
 Class*                               0.68%              0.25%             0.34%
AIM Technology Fund --
 Investor Class*                      0.63%              0.25%             0.73%
AMERICAN CENTURY CAPITAL
 PORTFOLIOS, INC.
American Century Equity
 Income Fund -- Advisor
 Class*                               0.73%              0.50%              N/A
DREYFUS LIFETIME PORTFOLIOS,
INC.
Dreyfus LifeTime Growth and
 Income Portfolio --Investor
 Class                                0.75%               N/A              0.59%
Dreyfus LifeTime Growth
 Portfolio -- Investor Class          0.75%               N/A              0.66%
Dreyfus Lifetime Income
 Portfolio -- Investor Class          0.60%               N/A              0.63%
FRANKLIN STRATEGIC SERIES
Franklin Small-Mid Cap Growth
 Fund -- Class A*                     0.46%              0.25%             0.26%
FRANKLIN VALUE INVESTORS
TRUST
Franklin Balance Sheet
 Investment Fund -- Class A*          0.45%              0.24%             0.23%
JANUS ADVISER SERIES
Janus Adviser Forty Fund - -
 Class S*                             0.64%              0.25%             0.29%
Janus Adviser International
 Growth Fund -- Class S*              0.64%              0.25%             0.35%
Janus Adviser Worldwide Fund
 -- Class S*                          0.60%              0.25%             0.34%
JOHN HANCOCK EQUITY FUNDS
John Hancock Small Cap Equity
 Fund -- Class A*                     0.70%              0.30%             0.42%
INSURANCE COMPANY DEDICATED
MUTUAL FUNDS:
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund --
 Class IA                             0.60%               N/A              0.04%
Hartford Capital Appreciation
 HLS Fund --Class IA                  0.63%               N/A              0.04%
Hartford Dividend and Growth
 HLS Fund --Class IA                  0.64%               N/A              0.03%
Hartford Global Health HLS
 Fund -- Class IA                     0.83%               N/A              0.05%
Hartford Global Technology
 HLS Fund --Class IA                  0.85%               N/A              0.11%
Hartford Index HLS Fund --
 Class IA                             0.30%               N/A              0.04%
Hartford MidCap HLS Fund --
 Class IA                             0.66%               N/A              0.02%

                                    TOTAL           CONTRACTUAL          NET TOTAL
                                   ANNUAL           FEE WAIVER            ANNUAL
                                  OPERATING       AND/OR EXPENSE         OPERATING
UNDERLYING FUND                   EXPENSES         REIMBURSEMENT         EXPENSES
-----------------------------  -------------------------------------------------------
AIM Financial Services Fund
 -- Investor Class*                  1.29%               N/A               1.29%
AIM Leisure Fund --Investor
 Class*                              1.27%               N/A               1.27%
AIM Technology Fund --
 Investor Class*                     1.61%               N/A               1.61%(3)
AMERICAN CENTURY CAPITAL
 PORTFOLIOS, INC.
American Century Equity
 Income Fund -- Advisor
 Class*                              1.23%               N/A               1.23%
DREYFUS LIFETIME PORTFOLIOS,
INC.
Dreyfus LifeTime Growth and
 Income Portfolio --Investor
 Class                               1.34%               N/A               1.34%
Dreyfus LifeTime Growth
 Portfolio -- Investor Class         1.41%               N/A               1.41%
Dreyfus Lifetime Income
 Portfolio -- Investor Class         1.23%               N/A               1.23%
FRANKLIN STRATEGIC SERIES
Franklin Small-Mid Cap Growth
 Fund -- Class A*                    0.97%               N/A               0.97%(4)
FRANKLIN VALUE INVESTORS
TRUST
Franklin Balance Sheet
 Investment Fund -- Class A*         0.92%               N/A               0.92%(5)
JANUS ADVISER SERIES
Janus Adviser Forty Fund - -
 Class S*                            1.18%               N/A               1.18%
Janus Adviser International
 Growth Fund -- Class S*             1.24%               N/A               1.24%
Janus Adviser Worldwide Fund
 -- Class S*                         1.19%              0.04%              1.15%(6)
JOHN HANCOCK EQUITY FUNDS
John Hancock Small Cap Equity
 Fund -- Class A*                    1.42%               N/A               1.42%
INSURANCE COMPANY DEDICATED
MUTUAL FUNDS:
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund --
 Class IA                            0.64%               N/A               0.64%
Hartford Capital Appreciation
 HLS Fund --Class IA                 0.67%               N/A               0.67%
Hartford Dividend and Growth
 HLS Fund --Class IA                 0.67%               N/A               0.67%
Hartford Global Health HLS
 Fund -- Class IA                    0.88%               N/A               0.88%
Hartford Global Technology
 HLS Fund --Class IA                 0.96%               N/A               0.96%
Hartford Index HLS Fund --
 Class IA                            0.34%               N/A               0.34%
Hartford MidCap HLS Fund --
 Class IA                            0.68%               N/A               0.68%

                                                    DISTRIBUTION
                                                       AND/OR
                                  MANAGEMENT       SERVICE(12B-1)         OTHER
UNDERLYING FUND                       FEE               FEES            EXPENSES
------------------------------------------------------------------------------------
Hartford Money Market HLS
 Fund -- Class IA                     0.45%               N/A              0.03%
Hartford Mortgage Securities
 HLS Fund --Class IA                  0.45%               N/A              0.04%
Hartford Small Company HLS
 Fund -- Class IA                     0.68%               N/A              0.04%
Hartford Stock HLS Fund - -
 Class IA                             0.46%               N/A              0.03%
Hartford Total Return Bond
 HLS Fund -- Class IA                 0.46%               N/A              0.04%

                                    TOTAL           CONTRACTUAL          NET TOTAL
                                   ANNUAL           FEE WAIVER            ANNUAL
                                  OPERATING       AND/OR EXPENSE         OPERATING
UNDERLYING FUND                   EXPENSES         REIMBURSEMENT         EXPENSES
-----------------------------  -------------------------------------------------------
Hartford Money Market HLS
 Fund -- Class IA                    0.48%               N/A               0.48%(1)
Hartford Mortgage Securities
 HLS Fund --Class IA                 0.49%               N/A               0.49%
Hartford Small Company HLS
 Fund -- Class IA                    0.72%               N/A               0.72%
Hartford Stock HLS Fund - -
 Class IA                            0.49%               N/A               0.49%
Hartford Total Return Bond
 HLS Fund -- Class IA                0.50%               N/A               0.50%

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The Dreyfus Corporation has undertaken, for the period from October 1, 2006 through September 30, 2007, that, if the aggregate expenses of the Fund, exclusive of taxes, brokerage commissions, extraordinary expenses, interest expenses, commitment fees on borrowings, and shareholder servicing fees and Rule 12b-1 fees (as applicable per share class), but including the management fee, exceed .725% of the value of the Fund's average daily net assets, the Fund may deduct from the payment to be made to Dreyfus under the Management Agreement, or Dreyfus will bear, such excess expense.

(3) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Investor Class shares to 1.55% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expense to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through at least June 30, 2007. Fee waiver reflects this agreement.

(4) The manager has agreed to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton Money Fund. This reduction is required by the Fund's board of trustees and exemptive order by the Securities and Exchange Commission.

(5) The manager has agreed to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton Money Fund. This reduction is required by the Fund's board of trustees and exemptive order by the Securities and Exchange Commission.

(6) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus. Janus has contractually agreed to waive certain Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits.

(7) Effective January 1, 2007, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IA shares of the Fund are 0.43%.

EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $669
3 years                                                                     $900
5 years                                                                   $1,127
10 years                                                                  $2,198

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $165
3 years                                                                     $570
5 years                                                                     $997
10 years                                                                  $2,168

     (3) If you do not Surrender your Contract:

1 year                                                                      $195
3 years                                                                     $600
5 years                                                                   $1,027
10 years                                                                  $2,198

     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $704
3 years                                                                   $1,009
5 years                                                                   $1,310
10 years                                                                  $2,573

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $201
3 years                                                                     $679
5 years                                                                   $1,180
10 years                                                                  $2,543

     (3) If you do not Surrender your Contract:

1 year                                                                      $231
3 years                                                                     $709
5 years                                                                   $1,210
10 years                                                                  $2,573

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $720
3 years                                                                   $1,055
5 years                                                                   $1,388
10 years                                                                  $2,729

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $216
3 years                                                                     $725
5 years                                                                   $1,258
10 years                                                                  $2,699

     (3) If you do not Surrender your Contract:

1 year                                                                      $246
3 years                                                                     $755
5 years                                                                   $1,288
10 years                                                                  $2,729

     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $735
3 years                                                                   $1,101
5 years                                                                   $1,465
10 years                                                                  $2,884

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $232
3 years                                                                     $772
5 years                                                                   $1,335
10 years                                                                  $2,854

     (3) If you do not Surrender your Contract:

1 year                                                                      $262
3 years                                                                     $802
5 years                                                                   $1,365
10 years                                                                  $2,884

     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $756
3 years                                                                   $1,161
5 years                                                                   $1,567
10 years                                                                  $3,086

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $252
3 years                                                                     $833
5 years                                                                   $1,437
10 years                                                                  $3,056

     (3) If you do not Surrender your Contract:

1 year                                                                      $282
3 years                                                                     $863
5 years                                                                   $1,467
10 years                                                                  $3,086

     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $797
3 years                                                                   $1,280
5 years                                                                   $1,769
10 years                                                                  $3,478

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $293
3 years                                                                     $955
5 years                                                                   $1,639
10 years                                                                  $3,448

     (3) If you do not Surrender your Contract:

1 year                                                                      $323
3 years                                                                     $985
5 years                                                                   $1,669
10 years                                                                  $3,478

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit Values. Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-528-9009.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    We do not deduct sales charges at the time Contributions are made to the Contract. We deduct a Contingent Deferred Sales Charge from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                          CONTINGENT DEFERRED
                                                             SALES CHARGE
                                                             AS A PERCENT
                                                            OF PARTICIPANT
PARTICIPANT'S CONTRACT YEARS                                    ACCOUNT
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:


                                                         MORTALITY AND EXPENSE
                                                               RISK AND
AGGREGATE PARTICIPANT ACCOUNTS                           ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 TO $4,999,999.99                                    1.05%
$5,000,000.00 TO $24,999,999.99                                   0.85%
$25,000,000.00 TO $34,999,999.99                                  0.75%
$35,000,000.00 TO $49,999,999.99                                  0.65%
$50,000,000.00 TO $69,999,999.99                                  0.50%
$70,000,000.00 TO $84,999,999.99                                  0.35%
$85,000,000.00 TO $99,999,999.99                                  0.15%
$100,000,000.00 AND OVER                                          0.00%


    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct during the Accumulation Period and at the time of annuitization, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders by the Annuitant are subject to the limitations set forth in the contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of the Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and Administrative Expense Charge, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you, or participants, allocate a portion of the value of a Contract to a Money Market Sub-Account, that portion of the value of the Contract may decrease in value.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.

SUB-ACCOUNT                INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 AIM SMALL CAP GROWTH      Long-term growth of capital   A I M Advisors, Inc.
  FUND -- CLASS A
 DREYFUS PREMIER CORE      Maximize total return         The Dreyfus Corporation
  BOND FUND -- CLASS A                                   Sub-advised by Mellon Equity
                                                         Associates
 MASSACHUSETTS INVESTORS   Long-term growth of capital   Massachusetts Financial
  GROWTH STOCK FUND --     and future income rather      Services Company
  CLASS A                  than current income
 MFS(R) CAPITAL            Capital appreciation          Massachusetts Financial
  OPPORTUNITIES FUND --                                  Services Company
  CLASS A
 MFS(R) HIGH INCOME FUND   High current income by        Massachusetts Financial
  -- CLASS A               investing primarily in a      Services Company
                           professionally managed,
                           diversified portfolio of
                           fixed income securities,
                           some of which may involve
                           equity features
 MFS(R) MID CAP GROWTH     Long-term growth of capital   Massachusetts Financial
  FUND -- CLASS A                                        Services Company
 MFS(R) UTILITIES FUND --  Capital growth and current    Massachusetts Financial
  CLASS A                  income (income above that     Services Company
                           available from a portfolio
                           invested entirely in equity
                           securities)
 MFS(R) VALUE FUND --      Capital appreciation and      Massachusetts Financial
  CLASS A                  reasonable income             Services Company
 MUTUAL SHARES FUND --     Capital appreciation          Franklin Mutual Advisers, LLC
  CLASS A
 OPPENHEIMER CAPITAL       Capital appreciation          OppenheimerFunds, Inc.
  APPRECIATION FUND --
  CLASS A
 OPPENHEIMER GLOBAL FUND   Capital appreciation          OppenheimerFunds, Inc.
  -- CLASS A
 TEMPLETON FOREIGN FUND    Long-term growth of capital   Templeton Global Advisors
  -- CLASS A                                             Limited
 VAN KAMPEN EQUITY AND     To seek the highest possible  Van Kampen Asset Management
  INCOME FUND -- CLASS A   income consistent with
                           safety of principal. Long
                           term growth of capital is an
                           important secondary
                           investment objective
AIM SECTOR FUNDS
 AIM FINANCIAL SERVICES    Capital growth                A I M Advisors, Inc.
  FUND -- INVESTOR CLASS
 AIM LEISURE FUND --       Capital growth                A I M Advisors, Inc.
  INVESTOR CLASS
 AIM TECHNOLOGY FUND --    To provide capital growth     A I M Advisors, Inc.
  INVESTOR CLASS
 AMERICAN CENTURY CAPITAL
  PORTFOLIOS, INC.
 AMERICAN CENTURY EQUITY   Current income; capital       American Century Investment
  INCOME FUND -- ADVISOR   appreciation is a secondary   Management, Inc.
  CLASS                    objective

SUB-ACCOUNT                INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
DREYFUS LIFETIME
 PORTFOLIOS, INC.
 DREYFUS LIFETIME GROWTH   Maximum total return          The Dreyfus Corporation
  AND INCOME PORTFOLIO --  (capital appreciation and     Sub-advised by Mellon Equity
  INVESTOR CLASS           current income)               Associates
 DREYFUS LIFETIME GROWTH   Capital appreciation          The Dreyfus Corporation
  PORTFOLIO -- INVESTOR                                  Sub-advised by Mellon Equity
  CLASS                                                  Associates
 DREYFUS LIFETIME INCOME   Maximum current income        The Dreyfus Corporation
  PORTFOLIO -- INVESTOR                                  Sub-advised by Mellon Equity
  CLASS                                                  Associates
FRANKLIN STRATEGIC SERIES
 FRANKLIN SMALL-MID CAP    Long-term capital growth      Franklin Advisers, Inc.
  GROWTH FUND -- CLASS A
 FRANKLIN VALUE INVESTORS
  TRUST
 FRANKLIN BALANCE SHEET    High total return             Franklin Advisory Services,
  INVESTMENT FUND --                                     LLC
  CLASS A (CLOSED TO
  CONTRACTS ISSUED ON OR
  AFTER MAY 21, 2004)
 JANUS ADVISER SERIES
 JANUS ADVISER FORTY FUND  Long-term growth of capital   Janus Capital Management LLC
  -- CLASS S
 JANUS ADVISER             Long-term growth of capital   Janus Capital Management LLC
  INTERNATIONAL GROWTH
  FUND -- CLASS S
 JANUS ADVISER WORLDWIDE   Long-term growth of capital   Janus Capital Management LLC
  FUND -- CLASS S          consistent with preservation
                           of capital
 JOHN HANCOCK EQUITY
  FUNDS
 JOHN HANCOCK SMALL CAP    Capital appreciation          John Hancock Advisers, LLC
  EQUITY FUND -- CLASS A                                 Sub-advised by Sovereign Asset
                                                         Management
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
HARTFORD SERIES FUND,
INC.
 HARTFORD ADVISERS HLS     Maximum long-term total       HL Investment Advisors, LLC
  FUND -- CLASS IA         return                        Sub-advised by Wellington
                                                         Management Company, LLP
 HARTFORD CAPITAL          Growth of capital             HL Investment Advisors, LLC
  APPRECIATION HLS FUND                                  Sub-advised by Wellington
  -- CLASS IA (CLOSED TO                                 Management Company, LLP
  ALL CONTRACTS ISSUED
  AFTER JANUARY 3, 2005)
 HARTFORD DIVIDEND AND     High level of current income  HL Investment Advisors, LLC
  GROWTH HLS FUND --       consistent with growth of     Sub-advised by Wellington
  CLASS IA                 capital                       Management Company, LLP
 HARTFORD GLOBAL HEALTH    Long-term capital             HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     appreciation                  Sub-advised by Wellington
  (CLOSED TO CONTRACTS                                   Management Company, LLP
  ISSUED ON OR AFTER MAY
  3, 2004)
 HARTFORD GLOBAL           Long-term capital             HL Investment Advisors, LLC
  TECHNOLOGY HLS FUND --   appreciation                  Sub-advised by Wellington
  CLASS IA (CLOSED TO                                    Management Company, LLP
  CONTRACTS ISSUED ON OR
  AFTER MAY 3, 2004)

SUB-ACCOUNT                INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND   Seeks to provide investment   HL Investment Advisors, LLC
  -- CLASS IA              results which approximate     Sub-advised by Hartford
                           the price and yield           Investment Management Company
                           performance of publicly
                           traded common stocks in the
                           aggregate
 HARTFORD MIDCAP HLS FUND  Long-term growth of capital   HL Investment Advisors, LLC
  -- CLASS IA (CLOSED TO                                 Sub-advised by Wellington
  ALL CONTRACTS ISSUED                                   Management Company, LLP
  AFTER AUGUST 16, 2004)
 HARTFORD MONEY MARKET     Maximum current income        HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     consistent with liquidity     Sub-advised by Hartford
                           and preservation of capital   Investment Management Company
 HARTFORD MORTGAGE         Maximum current income        HL Investment Advisors, LLC
  SECURITIES HLS FUND --   consistent with safety of     Sub-advised by Hartford
  CLASS IA                 principal and maintenance of  Investment Management Company liquidity by investing
                           primarily in mortgage
                           related securities
 HARTFORD SMALL COMPANY    Growth of capital             HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                   Sub-advised by Wellington
                                                         Management Company, LLP and
                                                         Hartford Investment Management
                                                         Company
 HARTFORD STOCK HLS FUND   Long-term growth of capital   HL Investment Advisors, LLC
  -- CLASS IA                                            Sub-advised by Wellington
                                                         Management Company, LLP
 HARTFORD TOTAL RETURN     Competitive total return,     HL Investment Advisors, LLC
  BOND HLS FUND -- CLASS   with income as a secondary    Sub-advised by Hartford
  IA                       objective                     Investment Management Company

    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your Plan through the Contract. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. These fees and payments are received by Hartford under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.60% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and compensation sometimes referred to as "revenue sharing" payments. Hartford receives these fees and payments for its own account and expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your Plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the Plan's investment in the fund.

         If the Plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per Plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the Plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD LIFE: Hartford Life pays fees to the organizations listed below in exchange for an endorsement of our program. As part of the endorsement, Hartford Life is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our program.

    Hartford Life also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford Life

    1. Peace Officers Research Association of California;

    2. The National Association of Police Officers;

    3. Florida Police Benevolent Association, Inc.;

    4. Police Benevolent & Protective Association of Illinois; and

    5. Combined Law Enforcement Association of Texas.

    PAYMENTS TO INDUSTRY AND TRADE ORGANIZATIONS: As an active member of the retirement industry, Hartford Life makes payments to various industry and trade organizations. These payments are made in connection with Hartford Life's membership, sponsorship or participation in events of these organizations. Hartford Life makes these payments in order to communicate its position on retirement industry issues and further its position as an industry leader.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The purpose of the Contingent Deferred Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to distributing organizations and their sales personnel, and

       -   other distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    There is no deduction for the Contingent Deferred Sales Charge at the time Contributions are made to the Contract. The Contingent Deferred Sales Charge is deducted from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                          CONTINGENT DEFERRED
PARTICIPANT'S CONTRACT YEARS                                  SALES CHARGE
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    We deduct one-quarter of the Annual Maintenance Fee on the last business day of each calendar quarter. However, if you Surrender the value of your Participant Account in full at any time before the last business day of the calendar quarter, we will deduct one quarter of the Annual Maintenance Fee from the proceeds of the Surrender. We do not deduct the Annual Maintenance Fee during the Annuity Period under a Contract. We deduct the Annual Maintenance Fee on a pro rata basis from the value of the Sub-Accounts chosen with respect to a Participant Account.

IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

       - severance from employment with the Employer on or after the Participant Contract Year 5 for Participants age 59 1/2 or older,

       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year. The minimum amount you can withdraw under this provision is $250.

    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The rate of the charge depends on the aggregate level of Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer.

BEFORE ANNUITY COMMENCEMENT DATE


                                                             MORTALITY AND
                                                           EXPENSE RISK AND
AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS                  ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 TO $4,999,999.99                                    1.05%
$5,000,000.00 TO $24,999,999.99                                   0.85%
$25,000,000.00 TO $34,999,999.99                                  0.75%
$35,000,000.00 TO $49,999,999.99                                  0.65%
$50,000,000.00 TO $69,999,999.99                                  0.50%
$70,000,000.00 TO $84,999,999.99                                  0.35%
$85,000,000.00 TO $99,999,999.99                                  0.15%
$100,000,000.00 AND OVER                                          0.00%


AFTER ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                  1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD -- During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD -- Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants.

Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.


    The Contracts are not available for issuance except as described above.


    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not

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deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your Plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. There is a $30 minimum amount for initial Contributions or subsequent Contributions that may be made on behalf of a Participant Account under a Contract, unless the Employer's plan provides otherwise, in which case the minimum amount shall not be less than $10. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service. Once you reach the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    THE CONTRACTS PROVIDE FOR A TRANSFER FEE OF $5 THAT APPLIES TO EACH TRANSFER IN EXCESS OF 12 MADE IN A PARTICIPANT CONTRACT YEAR. WE DO NOT CURRENTLY CHARGE THE $5 TRANSFER FEE.

    WE MAKE NO ASSURANCES THAT THE TRANSFER RULE IS OR WILL BE EFFECTIVE IN DETECTING OR PREVENTING MARKET TIMING.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES (EFFECTIVE UNTIL JULY 1, 2007)

    We may provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy.

    We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Participants who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We then provide the Fund with information from the list so that it can determine whether the transfer activity violates its abusive transfer policy. The Fund notifies us of each Participant in violation of its abusive transfer policy.

    Hartford provides the Fund's notice to plan sponsors. BASED ON THIS INFORMATION, YOUR PLAN SPONSOR MAY RESTRICT, SUSPEND OR TERMINATE PARTICIPANTS' SUB-ACCOUNT TRANSFER PRIVILEGES. A plan sponsor may restrict, suspend or terminate a Participant's Sub-Account transfer privileges for a specified period of time or indefinitely.

    FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)

    You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. These penalties will affect a Contract Owner's or Participant's ability to purchase shares of the underlying funds. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

    Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - Our policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, may be prohibited. We do not currently enforce this prohibition.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, may be prohibited. We do not currently enforce this prohibition.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    We apply these restrictions to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, semi-monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions.

    You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant

Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor:

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day, divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

       - The daily mortality and expense risk and administration charge adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account Values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (see "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

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                             SETTLEMENT PROVISIONS

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity payout options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity payout options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payments have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

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    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYMENT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)      =                                        total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)      =       number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges"). For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYMENT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect theSystematic Withdrawal Option ("SWO"). The maximum payment amount is 1.5% monthly, 4.5% quarterly, 9.0% semi-annually or 18.0% annually of the value of the Participant's Account at the time the SWO is elected. Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                       ILLUSTRATION OF ANNUITY PAYMENTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                              $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                   6.13
 C.  Initial monthly payment (A x B / 1,000)                             $856.87
 D.  Annuity Unit Value                                                    3.125
 E.  Number of monthly annuity units (C / D)                             274.198
 F.  Assume annuity unit value for second month equal to                   2.897
 G.  Second monthly payment (F x E)                                      $794.35
 H.  Assume annuity unit value for third month equal to                    3.415
 I.  Third month payment (H x E)                                         $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

    INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSE

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MENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED
PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

     (A) TRADITIONAL IRAS

         Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

         You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.

         IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

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     (B) SEP IRAS

         Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     (C) SIMPLE IRAS

         The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

         A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

         If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

     (D) ROTH IRAS

         Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

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2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.  upon the employee's separation from service;

        c.   upon the employee's death or disability; or

        d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the

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calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

    All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payouts and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

     (A) PENALTY TAXES ON PREMATURE DISTRIBUTIONS

         Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       - made to a beneficiary (or to the employee's estate) on or after the employee's death;

       - attributable to the employee's becoming disabled under Code Section 72(m)(7);

       - part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       - (except for IRAs) made to an employee after separation from service after reaching age 55; or

       - not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

         In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       - made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

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       -   not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       -   a qualified first-time home buyer and meets the requirements of Code
           Section 72(t)(8).

         If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

         For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

     (B) RMDS AND 50% PENALTY TAX

         If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

         An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       -   the calendar year in which the individual attains age 70 1/2, or

       - (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

         The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       - the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       - a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

         If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

         If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

         The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

         The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payouts that satisfy the rules set forth in Regulations under the Code relating to RMDs.

         In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

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7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plans": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       -   an RMD amount;

       - one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       -   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover.

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However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

9. QUALIFIED HURRICANE RELIEF

    The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2006. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    For individual and group Contracts, up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

    Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL PAYMENT TYPE                                             WHAT IT'S USED FOR
----------------------------------------------------------------------------------------------------------------------------------
Access                   Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts & Entertainment    Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Marketing                Joint marketing campaigns and/or Financial Intermediary event advertising/ participation; sponsorship of
                         Financial Intermediary sales contests and/or promotions in which participants (including Registered
                         Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense        Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances
Support                  Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                         (including sub-accounting and the preparation of account statements and other communications), sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Targets                  Pay for the achievement of sales or assets under management targets.
Training                 Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility               Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                   Pay for the overall volume of their sales or the amount of money investing in our products.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following Financial Intermediaries for our entire suite of variable annuities:

    A.G. Edwards & Sons, Inc., Advisory Group Equity Services Ltd, AIG Advisors Group, Inc., Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc. AIG SunAmerica), Allen & Co., of Florida, Inc., Amcore Investment Services, Inc., American Classic Securities, American General Securities Inc., American Independent Sec's Inc., Ameritas Investment Corp., Amsouth Bank, AMSouth Investment Services, Inc., Arvest Asset Management, Associated Financial Services, Inc. Associated Investment Services Inc., Associated Securities Corp., B.C. Ziegler and Company, Banc of America Investment Services Inc., Bancorpsouth Investment Services Inc., Bancwest Investment Services, Inc., Bank of America, Bank of New York, Bank of the West, BB&T Investment

Services, Inc., BCG Securities, Inc., Berthel, Fisher & Company Financial Services Inc., BI Investments, LLC, BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., Brecek & Young Advisors, Inc., Brookstone Securities, Inc., Brookstreet Securities, Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Carillon Investments, Inc., Centaurus Financial, Inc., Chase Investments Services, Corp., Citicorp Investment Services, Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Countrywide Investment Services Inc., Crown Capital Securities, L.P., CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Davenport & Company LLC, DFC Investor Services Dominion Investor Services, Inc., Duerr Financial Corporation, Eagle One Investments, LLC, Edward D. Jones & Co., L.P., Empire Securities Corporation, Equity Services, Inc., Essex National Securities, Inc., Ferris/Baker Watts, FFP Securities, Inc., Fifth Third Securities, Financial Planning Consultants, Fintegra LLC, First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Southeast Inv. Services, First St.Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities Inc., FNB Brokerage Services, Inc., FNIC F.I.D. Div., Forrester's Equity Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Inc., Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Harold Dance Investments, Harvest Capital LLC, Hefren-Tillotson/Masterplan, Heim & Young Securities, Hornor, Townsend & Kent, Inc., HSBC Securities (USA) Inc., Huntington Investment Company, IBC Investments, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group LLC, Infinex Financial Group, Infinex Investment, Inc., ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), InterSecurities, Inc., Investacorp, Inc. Investment Management Corp., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., IPI Investments, J.B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, KMS Financial Services, Inc., KNBT Securities, Inc., Kovack Securities, Inc., L.O. Thomas & Company LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.) Linsco/Private Ledger Corp., M&I Brokerage Services, Inc., M&T Securities, Inc., McDonald Investments Inc., Mercantile Brokerage Services Inc., Merrill Lynch Pierce Fenner & Smith, Milkie/Ferguson Investments, MML Investor Services, Inc., Money Concepts Capital Corp Morgan Keegan & Company, Inc, Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.,) NBC Securities, Inc., Nettworth Financial Group, Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., OFG Financial Services., Inc., Ohio Savings Securities, Inc., OneAmerica Securities Inc., Online Brokerage Services, Oppenheimer and Co., Inc., Pacific West Securities, Inc., Paulson Investment Company Inc., Pension Planners Securities, Inc., Peoples Securities, Inc., PFIC, Prime Capital Management, Prime Capital Services, Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp., Questar Capital Corp, Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., Resource Horizons Group, LLC, Retirement Plan Advisors, Inc., Robert W. Baird & Co. Inc., Rogan, Rosenberg & Assoc., Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Smith Barney, Sorrento Pacific, South Valley Wealth Management, Spectrum Capital, Inc., Sterne Agee & Leach, Inc., Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Summit Equities, Inc., Sun Trust Bank, SunAmerica Securities, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services Inc., Synovus Securities, TFS Securities, Inc., The Huntington Investment Company, The Huntington Investment Plt, The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., U.S. Bancorp Piper Jaffray, UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, UnionBanc Investment Services, United Brokerage Services, Inc., United Global Securities, United Heritage Financial Services, US Bancorp FID, US Bancorp Investments, USAllianz Securities, Inc., Uvest Financial Services Group Inc., VanDerbilt Securities, LLC, Vision Investment Services, Inc. Vorpahl Wing Securities, VSR Financial Services, Inc., Wachovia Securities, LLC. (various divisions), Wall Street Financial Group, Walnut Street Securities, Inc., Washington Mutual Financial, Waterstone Financial Group, Webster Investments, Weitzel Financial Services Inc., Wells Fargo Brokerage Services, L.L.C., WesBanco Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), Workman Securities Corp., World Equity Group Inc., WRP Investments, Inc., WWK Investments, Inc., XCU Capital Corporation, Inc.

    Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities:
AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company., Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

    For individual and group Contracts, for the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $52.5 million (excluding corporate-sponsorship related perquisites, Marketing Expense Allowances and home office travel and entertainment expenses) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $14.7 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. For the fiscal year ended December 31, 2006, total travel and entertainment expenses incurred by our wholesalers did not in the aggregate exceed approximately $5.7 million.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

    To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.

    On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's

Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

    On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

    The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically by Internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.00%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                            YEAR ENDING DECEMBER 31,
                                             2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of
 period                                      $15.992          $15.649          $13.940          $12.388
Accumulation unit value at end of period     $19.078          $15.992          $15.649          $13.940
Number of accumulation units outstanding
 at end of period (in thousands)                  12                8                6                3
DREYFUS PREMIER CORE BOND FUND
Accumulation unit value at beginning of
 period                                      $13.027          $12.814          $12.462               --
Accumulation unit value at end of period     $13.668          $13.027          $12.814               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                3               --
FRANKLIN SMALL-MID CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                       $8.845           $8.001           $7.078           $6.526
Accumulation unit value at end of period      $9.510           $8.845           $8.001           $7.078
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                2                7
MUTUAL SHARES FUND
Accumulation unit value at beginning of
 period                                      $14.185          $12.897          $11.364          $11.434
Accumulation unit value at end of period     $16.735          $14.185          $12.897          $11.364
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                4               --
AIM SMALL COMPANY GROWTH FUND
Accumulation unit value at beginning of
 period                                       $8.959           $8.493           $7.514           $6.439
Accumulation unit value at end of period      $9.832           $8.959           $8.493           $7.514
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --                3               --
JANUS ADVISER CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of
 period                                      $13.963          $12.185          $10.357           $8.909
Accumulation unit value at end of period     $15.385          $13.963          $12.185          $10.357
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6               11               11
JOHN HANCOCK SMALL CAP EQUITY FUND
Accumulation unit value at beginning of
 period                                      $11.715          $10.824           $9.591           $7.517
Accumulation unit value at end of period     $12.517          $11.715          $10.824           $9.591
Number of accumulation units outstanding
 at end of period (in thousands)                   4                6               10                7
MFS(R) HIGH INCOME FUND
Accumulation unit value at beginning of
 period                                      $13.280          $12.976          $11.859          $10.803
Accumulation unit value at end of period     $14.654          $13.280          $12.976          $11.859
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                4               --
MFS(R) VALUE FUND
Accumulation unit value at beginning of
 period                                      $13.287          $12.509          $10.998               --
Accumulation unit value at end of period     $16.034          $13.287          $12.509               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                3               --
OPPENHEIMER CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of
 period                                      $11.357          $10.847          $10.189           $9.692
Accumulation unit value at end of period     $12.209          $11.357          $10.847          $10.189
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               14                7
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of
 period                                      $70.042          $61.531          $51.850          $40.510
Accumulation unit value at end of period     $82.214          $70.042          $61.531          $51.850
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                6                9

                                                            YEAR ENDING DECEMBER 31,
                                             2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of
 period                                      $15.432          $13.949          $11.807           $9.765
Accumulation unit value at end of period     $18.508          $15.432          $13.949          $11.807
Number of accumulation units outstanding
 at end of period (in thousands)                  13               11               10               10
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of
 period                                      $13.551          $12.569          $11.245           $9.433
Accumulation unit value at end of period     $15.249          $13.551          $12.569          $11.245
Number of accumulation units outstanding
 at end of period (in thousands)                  32               32               33               28
HARTFORD ADVISERS HLS FUND
Accumulation unit value at beginning of
 period                                       $7.599           $7.087           $6.831           $5.915
Accumulation unit value at end of period      $8.413           $7.599           $7.087           $6.831
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2                1
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of
 period                                      $20.658          $17.879          $14.978          $12.101
Accumulation unit value at end of period     $24.090          $20.658          $17.879          $14.978
Number of accumulation units outstanding
 at end of period (in thousands)                  25               25               22                6
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                       $3.246           $3.064           $2.725           $2.369
Accumulation unit value at end of period      $3.907           $3.246           $3.064           $2.725
Number of accumulation units outstanding
 at end of period (in thousands)                 403              414              440              451
HARTFORD GLOBAL HEALTH HLS FUND
Accumulation unit value at beginning of
 period                                      $17.151          $15.255          $13.524          $11.883
Accumulation unit value at end of period     $19.069          $17.151          $15.255          $13.524
Number of accumulation units outstanding
 at end of period (in thousands)                   3                8                8               12
HARTFORD GLOBAL TECHNOLOGY HLS FUND
Accumulation unit value at beginning of
 period                                       $5.581           $5.021           $4.954           $4.755
Accumulation unit value at end of period      $6.159           $5.581           $5.021           $4.954
Number of accumulation units outstanding
 at end of period (in thousands)                   4                6                6                2
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning of
 period                                       $1.916           $1.834           $1.661           $1.460
Accumulation unit value at end of period      $2.212           $1.916           $1.834           $1.661
Number of accumulation units outstanding
 at end of period (in thousands)                  80              161              388              416
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning of
 period                                      $15.628          $13.382          $11.493           $9.823
Accumulation unit value at end of period     $17.463          $15.628          $13.382          $11.493
Number of accumulation units outstanding
 at end of period (in thousands)                  39               57               51               64
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning of
 period                                      $11.174          $10.865          $10.763          $10.716
Accumulation unit value at end of period     $11.699          $11.174          $10.865          $10.763
Number of accumulation units outstanding
 at end of period (in thousands)                  20               31               27                3
HARTFORD SMALL COMPANY HLS FUND
Accumulation unit value at beginning of
 period                                       $2.361           $1.951           $1.739           $1.380
Accumulation unit value at end of period      $2.701           $2.361           $1.951           $1.739
Number of accumulation units outstanding
 at end of period (in thousands)                  73               56               73               43
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of
 period                                      $20.256          $18.479          $17.739          $15.552
Accumulation unit value at end of period     $23.225          $20.256          $18.479          $17.739
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7               13               31
HARTFORD BOND HLS FUND
Accumulation unit value at beginning of
 period                                       $7.502           $7.323           $6.999           $6.954
Accumulation unit value at end of period      $7.863           $7.502           $7.323           $6.999
Number of accumulation units outstanding
 at end of period (in thousands)                  18               16               24               19

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.35%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                                              YEAR ENDING DECEMBER 31,
                                                   2006                2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------------
AIM BASIC VALUE FUND
Accumulation unit value at beginning of period        $12.179          $11.578          $10.479           $7.862          $10.000
Accumulation unit value at end of period              $13.734          $12.179          $11.578          $10.479           $7.862
Number of accumulation units outstanding at end
 of period (in thousands)                                 199              166              127               82               55
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period        $13.502          $13.224          $11.793           $9.525          $10.000
Accumulation unit value at end of period              $16.072          $13.502          $13.224          $11.793           $9.525
Number of accumulation units outstanding at end
 of period (in thousands)                                 192              158              125               96               59
DREYFUS LIFETIME INCOME PORTFOLIO
Accumulation unit value at beginning of period        $11.197          $11.172          $10.930          $10.000               --
Accumulation unit value at end of period              $11.703          $11.197          $11.172          $10.930               --
Number of accumulation units outstanding at end
 of period (in thousands)                                  10                6                4                1               --
DREYFUS PREMIER CORE BOND FUND
Accumulation unit value at beginning of period        $11.760          $11.666          $11.330          $10.646          $10.192
Accumulation unit value at end of period              $12.234          $11.760          $11.666          $11.330          $10.646
Number of accumulation units outstanding at end
 of period (in thousands)                                  54               45                2               --               --
FRANKLIN BALANCE SHEET INVESTMENT FUND
Accumulation unit value at beginning of period        $16.705          $15.116          $12.105           $9.375          $10.000
Accumulation unit value at end of period              $19.369          $16.705          $15.116          $12.105           $9.375
Number of accumulation units outstanding at end
 of period (in thousands)                                 161              136              102               71               41
AIM TECHNOLOGY FUND
Accumulation unit value at beginning of period         $8.406           $8.285           $8.043           $5.638          $10.000
Accumulation unit value at end of period               $9.214           $8.406           $8.285           $8.043           $5.638
Number of accumulation units outstanding at end
 of period (in thousands)                                   7                3                4                2               --
JOHN HANCOCK SMALL CAP EQUITY FUND
Accumulation unit value at beginning of period        $11.557          $10.716           $9.528           $6.421          $10.000
Accumulation unit value at end of period              $12.305          $11.557          $10.716           $9.528           $6.421
Number of accumulation units outstanding at end
 of period (in thousands)                                  41               39               33               22               13
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Accumulation unit value at beginning of period        $10.382          $10.029           $8.239           $7.512          $10.000
Accumulation unit value at end of period              $11.120          $10.382          $10.029           $9.480           $7.512
Number of accumulation units outstanding at end
 of period (in thousands)                                  95               88               90               58               26

                                                                              YEAR ENDING DECEMBER 31,
                                                      2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN EQUITY INCOME FUND
Accumulation unit value at beginning of period        $13.368          $12.443          $11.168           $9.177          $10.000
Accumulation unit value at end of period              $14.991          $13.368          $12.443          $11.171           $9.177
Number of accumulation units outstanding at end
 of period (in thousands)                                 375              259              218              160               89
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period        $16.304          $14.160          $14.500           $8.391          $10.000
Accumulation unit value at end of period              $18.947          $16.304          $14.160          $11.904           $8.391
Number of accumulation units outstanding at end
 of period (in thousands)                                 206              162               85               35               18
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning of period        $16.063          $13.803          $11.166           $8.671          $10.000
Accumulation unit value at end of period              $17.887          $16.063          $13.803          $11.896           $8.671
Number of accumulation units outstanding at end
 of period (in thousands)                                 164              140              107               70               39
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning of period        $10.441          $10.188          $10.128          $10.088          $10.000
Accumulation unit value at end of period              $10.894          $10.441          $10.188          $10.128          $10.088
Number of accumulation units outstanding at end
 of period (in thousands)                                 154               50                2                2               --
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period        $11.120          $10.180          $17.172           $7.781          $10.000
Accumulation unit value at end of period              $12.705          $11.120          $10.180           $9.806           $7.781
Number of accumulation units outstanding at end
 of period (in thousands)                                  99              115               64               47               31
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period        $12.485          $12.229           $6.776          $10.915          $10.000
Accumulation unit value at end of period              $13.039          $12.485          $12.229          $11.730          $10.915
Number of accumulation units outstanding at end
 of period (in thousands)                                 116               89  55           63               50               28

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.65%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                                     YEAR ENDING DECEMBER 31,
                                             2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of
 period                                      $13.211          $13.011          $11.662           $9.474          $10.000
Accumulation unit value at end of period     $15.658          $13.211          $13.011          $11.662           $9.474
Number of accumulation units outstanding
 at end of period (in thousands)                  74               15               14               11                9
DREYFUS LIFETIME GROWTH PORTFOLIO
Accumulation unit value at beginning of
 period                                      $11.794          $11.051          $10.107           $7.921          $10.000
Accumulation unit value at end of period     $13.606          $11.794          $11.051          $10.107           $7.921
Number of accumulation units outstanding
 at end of period (in thousands)                  --                6                4                3                2
DREYFUS LIFETIME GROWTH AND INCOME
 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $11.706          $11.283          $10.594           $8.899          $10.000
Accumulation unit value at end of period     $12.937          $11.706          $11.283          $10.594           $8.899
Number of accumulation units outstanding
 at end of period (in thousands)                   2                5                4                4                3
DREYFUS LIFETIME INCOME PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.968          $10.922          $10.664           $9.966          $10.000
Accumulation unit value at end of period     $11.486          $10.968          $10.922          $10.664           $9.966
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                2                2                1
DREYFUS PREMIER CORE BOND FUND
Accumulation unit value at beginning of
 period                                      $11.681          $11.565          $11.209          $10.511          $10.000
Accumulation unit value at end of period     $12.176          $11.681          $11.565          $11.209          $10.511
Number of accumulation units outstanding
 at end of period (in thousands)                   1               10                9                7                2
FRANKLIN BALANCE SHEET INVESTMENT FUND
Accumulation unit value at beginning of
 period                                      $16.512          $14.986          $12.037           $9.350          $10.000
Accumulation unit value at end of period     $19.088          $16.512          $14.986          $12.037           $9.350
Number of accumulation units outstanding
 at end of period (in thousands)                  --               54               40               25               18
FRANKLIN SMALL-MID CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                      $12.658          $11.525          $10.262           $7.503          $10.000
Accumulation unit value at end of period     $13.522          $12.658          $11.525          $10.262           $7.503
Number of accumulation units outstanding
 at end of period (in thousands)                  14               11                6                4                3
FRANKLIN MUTUAL SHARES FUND
Accumulation unit value at beginning of
 period                                      $13.832          $12.658          $11.226           $8.955          $10.000
Accumulation unit value at end of period     $16.213          $13.832          $12.658          $11.226           $8.955
Number of accumulation units outstanding
 at end of period (in thousands)                  39               71               56               15               10
AIM FINANCIAL SERVICES FUND
Accumulation unit value at beginning of
 period                                      $12.305          $11.765          $10.910           $8.480          $10.000
Accumulation unit value at end of period     $14.217          $12.305          $11.765          $10.910           $8.480
Number of accumulation units outstanding
 at end of period (in thousands)                   6               24               20                6                5
AIM LEISURE FUND
Accumulation unit value at beginning of
 period                                      $12.272          $12.506          $11.081           $8.559          $10.000
Accumulation unit value at end of period     $15.145          $12.272          $12.506          $11.081           $8.559
Number of accumulation units outstanding
 at end of period (in thousands)                  16               43               34                7                4

                                                                     YEAR ENDING DECEMBER 31,
                                             2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
AIM SMALL COMPANY GROWTH FUND
Accumulation unit value at beginning of
 period                                      $11.545          $11.015           $9.808           $7.395          $10.000
Accumulation unit value at end of period     $12.647          $11.545          $11.015           $9.808           $7.395
Number of accumulation units outstanding
 at end of period (in thousands)                  --               33               26                4                2
AIM TECHNOLOGY FUND
Accumulation unit value at beginning of
 period                                       $8.251           $8.157           $7.942           $5.584          $10.000
Accumulation unit value at end of period      $9.017           $8.251           $8.157           $7.942           $5.584
Number of accumulation units outstanding
 at end of period (in thousands)                   2                6                4                2               --
JANUS ADVISER CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of
 period                                      $13.616          $11.959          $10.232           $8.660          $10.000
Accumulation unit value at end of period     $14.905          $13.616          $11.959          $10.232           $8.660
Number of accumulation units outstanding
 at end of period (in thousands)                   1               99               88               75               53
JANUS ADVISER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of
 period                                      $16.338          $12.484          $10.484           $7.829          $10.000
Accumulation unit value at end of period     $23.477          $16.338          $12.484          $10.484           $7.829
Number of accumulation units outstanding
 at end of period (in thousands)                  --               13                7                7                3
JANUS ADVISER WORLDWIDE FUND
Accumulation unit value at beginning of
 period                                      $10.362           $9.833           $9.450           $7.743          $10.000
Accumulation unit value at end of period     $12.038          $10.362           $9.833           $9.450           $7.743
Number of accumulation units outstanding
 at end of period (in thousands)                   4                9                9                4                2
JOHN HANCOCK SMALL CAP EQUITY FUND
Accumulation unit value at beginning of
 period                                      $11.821          $11.696           $9.474           $6.404          $10.000
Accumulation unit value at end of period     $12.461          $11.821          $11.696           $9.474           $6.404
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --                5                3
MASSACHUSETTS INVESTORS GROWTH STOCK
 FUND
Accumulation unit value at beginning of
 period                                      $10.262           $9.943           $9.129           $7.492          $10.000
Accumulation unit value at end of period     $10.958          $10.262           $9.943           $9.129           $7.492
Number of accumulation units outstanding
 at end of period (in thousands)                  15               18               14                9                6
MFS(R) CAPITAL OPPORTUNITIES FUND
Accumulation unit value at beginning of
 period                                      $10.479          $10.407           $9.308           $7.353          $10.000
Accumulation unit value at end of period     $11.913          $10.479          $10.407           $9.308           $7.353
Number of accumulation units outstanding
 at end of period (in thousands)                   1               70               73               63               44
MFS(R) HIGH INCOME FUND
Accumulation unit value at beginning of
 period                                      $13.638          $13.413          $12.338          $10.111          $10.000
Accumulation unit value at end of period     $14.953          $13.638          $13.413          $12.338          $10.111
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                3                2                1
MFS(R) MID CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                       $9.564           $9.374           $8.243           $6.013          $10.000
Accumulation unit value at end of period      $9.709           $9.564           $9.374           $8.243           $6.013
Number of accumulation units outstanding
 at end of period (in thousands)                  27               43               33                4                3

                                                                     YEAR ENDING DECEMBER 31,
                                             2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES FUND
Accumulation unit value at beginning of
 period                                      $17.153          $14.779          $11.451           $8.475          $10.000
Accumulation unit value at end of period     $22.419          $17.153          $14.779          $11.451           $8.475
Number of accumulation units outstanding
 at end of period (in thousands)                  --               22                9                6                3
MFS(R) VALUE FUND
Accumulation unit value at beginning of
 period                                      $12.957          $12.277          $10.738           $8.667          $10.000
Accumulation unit value at end of period     $15.534          $12.957          $12.277          $10.738           $8.667
Number of accumulation units outstanding
 at end of period (in thousands)                  23               89               71               30               21
OPPENHEIMER CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of
 period                                      $11.074          $10.646          $10.066           $7.826          $10.000
Accumulation unit value at end of period     $11.828          $11.074          $10.646          $10.066           $7.826
Number of accumulation units outstanding
 at end of period (in thousands)                   2               70               70               58               40
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of
 period                                      $15.047          $13.305          $11.285           $7.939          $10.000
Accumulation unit value at end of period     $17.548          $15.047          $13.305          $11.285           $7.939
Number of accumulation units outstanding
 at end of period (in thousands)                   3               35               27               18               12
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of
 period                                      $15.346          $13.961          $11.895           $9.173          $10.000
Accumulation unit value at end of period     $18.285          $15.346          $13.961          $11.895           $9.173
Number of accumulation units outstanding
 at end of period (in thousands)                 123               53               38               18               14
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of
 period                                      $13.214          $12.336          $11.109           $9.153          $10.000
Accumulation unit value at end of period     $14.773          $13.214          $12.336          $11.109           $9.153
Number of accumulation units outstanding
 at end of period (in thousands)                 129              173              122               52               36
HARTFORD ADVISERS HLS FUND
Accumulation unit value at beginning of
 period                                      $11.255          $10.564          $10.249           $8.706          $10.000
Accumulation unit value at end of period     $12.379          $11.255          $10.564          $10.249           $8.706
Number of accumulation units outstanding
 at end of period (in thousands)                  12              331              317              277              240
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of
 period                                      $16.116          $14.038          $11.838           $8.368          $10.000
Accumulation unit value at end of period     $18.672          $16.116          $14.038          $11.838           $8.368
Number of accumulation units outstanding
 at end of period (in thousands)                  47              454              437              346              266
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                      $12.593          $11.962          $10.709           $8.501          $10.000
Accumulation unit value at end of period     $15.058          $12.593          $11.962          $10.709           $8.501
Number of accumulation units outstanding
 at end of period (in thousands)                  92              173              157              105               73
HARTFORD GLOBAL HEALTH HLS FUND
Accumulation unit value at beginning of
 period                                      $13.876          $12.423          $11.084           $8.432          $10.000
Accumulation unit value at end of period     $15.328          $13.876          $12.423          $11.084           $8.432
Number of accumulation units outstanding
 at end of period (in thousands)                   1               20               13                7                4

                                                                     YEAR ENDING DECEMBER 31,
                                             2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
Accumulation unit value at beginning of
 period                                      $11.796          $10.681          $10.608           $6.611          $10.000
Accumulation unit value at end of period     $12.933          $11.796          $10.681          $10.608           $6.611
Number of accumulation units outstanding
 at end of period (in thousands)                  --                5                3                2                1
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning of
 period                                      $11.482          $11.059          $10.083           $7.920          $10.000
Accumulation unit value at end of period     $13.170          $11.482          $11.059          $10.083           $7.920
Number of accumulation units outstanding
 at end of period (in thousands)                  34              296              274              223              182
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning of
 period                                      $15.878          $13.684          $11.829           $8.648          $10.000
Accumulation unit value at end of period     $17.627          $15.878          $13.684          $11.829           $8.648
Number of accumulation units outstanding
 at end of period (in thousands)                 132              107               84               32               18
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning of
 period                                      $10.326          $10.106          $10.076          $10.067          $10.000
Accumulation unit value at end of period     $10.741          $10.326          $10.106          $10.076          $10.067
Number of accumulation units outstanding
 at end of period (in thousands)                   2               14               12               11                9
HARTFORD MORTGAGE SECURITIES HLS FUND
Accumulation unit value at beginning of
 period                                      $11.349          $11.159          $10.788          $10.615          $10.000
Accumulation unit value at end of period     $11.802          $11.349          $11.159          $10.788          $10.615
Number of accumulation units outstanding
 at end of period (in thousands)                   1               35               35               30               27
HARTFORD SMALL COMPANY HLS FUND
Accumulation unit value at beginning of
 period                                      $15.243          $12.679          $11.376           $7.346          $10.000
Accumulation unit value at end of period     $17.329          $15.243          $12.679          $11.376           $7.346
Number of accumulation units outstanding
 at end of period (in thousands)                  97               57               40                3                1
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of
 period                                      $10.991          $10.092           $9.751           $7.760          $10.000
Accumulation unit value at end of period     $12.520          $10.991          $10.092           $9.751           $7.760
Number of accumulation units outstanding
 at end of period (in thousands)                   6              177              175              165              123
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of
 period                                      $12.341          $12.124          $11.664          $10.886          $10.000
Accumulation unit value at end of period     $12.850          $12.341          $12.124          $11.664          $10.886
Number of accumulation units outstanding
 at end of period (in thousands)                  63              160              141              104               77

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.85%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                                     YEAR ENDING DECEMBER 31,
                                             2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of
 period                                      $14.830          $14.635          $13.148          $10.699          $11.205
Accumulation unit value at end of period     $17.541          $14.830          $14.635          $13.148          $10.699
Number of accumulation units outstanding
 at end of period (in thousands)                 100              148               70                6               --
DREYFUS LIFETIME GROWTH AND INCOME
 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $11.573          $11.176          $10.515          $10.154               --
Accumulation unit value at end of period     $12.764          $11.573          $11.176          $10.515               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               11                3               --               --
DREYFUS LIFETIME INCOME PORTFOLIO
Accumulation unit value at beginning of
 period                                      $11.197          $11.172          $10.930          $10.235          $10.283
Accumulation unit value at end of period     $11.703          $11.197          $11.172          $10.930          $10.235
Number of accumulation units outstanding
 at end of period (in thousands)                  10                6                4                1               --
DREYFUS PREMIER CORE BOND FUND
Accumulation unit value at beginning of
 period                                      $11.760          $11.666          $11.330          $10.646          $10.192
Accumulation unit value at end of period     $12.234          $11.760          $11.666          $11.330          $10.646
Number of accumulation units outstanding
 at end of period (in thousands)                  54               45                2               --               --
FRANKLIN BALANCE SHEET INVESTMENT FUND
Accumulation unit value at beginning of
 period                                      $13.735          $12.595          $12.070           $9.394          $10.000
Accumulation unit value at end of period     $16.067          $13.735          $12.595          $12.070           $9.394
Number of accumulation units outstanding
 at end of period (in thousands)                  68               58                3                1               --
FRANKLIN SMALL-MID CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                      $12.331          $11.250          $10.038           $8.680               --
Accumulation unit value at end of period     $13.147          $12.331          $11.250          $10.038               --
Number of accumulation units outstanding
 at end of period (in thousands)                  62               72               21                2               --
FRANKLIN MUTUAL SHARES FUND
Accumulation unit value at beginning of
 period                                      $13.735          $12.595          $11.192           $8.945          $10.000
Accumulation unit value at end of period     $16.067          $13.735          $12.595          $11.192           $8.945
Number of accumulation units outstanding
 at end of period (in thousands)                  68               58                3               27               14
AIM FINANCIAL SERVICES FUND
Accumulation unit value at beginning of
 period                                      $12.268          $11.753          $10.921           $8.505           $9.884
Accumulation unit value at end of period     $14.146          $12.268          $11.753          $10.921           $8.505
Number of accumulation units outstanding
 at end of period (in thousands)                  16               11                4                9                3
AIM LEISURE FUND
Accumulation unit value at beginning of
 period                                      $12.240          $12.498          $11.096           $8.588           $9.984
Accumulation unit value at end of period     $15.075          $12.240          $12.498          $11.096           $8.588
Number of accumulation units outstanding
 at end of period (in thousands)                  11               10                2               20                9
AIM SMALL COMPANY GROWTH FUND
Accumulation unit value at beginning of
 period                                      $11.016          $10.532           $9.396           $7.099           $9.851
Accumulation unit value at end of period     $12.060          $11.016          $10.532           $9.396           $7.099
Number of accumulation units outstanding
 at end of period (in thousands)                  --               10                5               18                7

                                                                     YEAR ENDING DECEMBER 31,
                                             2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
AIM TECHNOLOGY FUND
Accumulation unit value at beginning of
 period                                       $6.981           $6.915           $6.747           $6.690               --
Accumulation unit value at end of period      $7.614           $6.981           $6.915           $6.747               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               12                6                3               --
JANUS ADVISER CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of
 period                                      $12.341          $10.861           $9.311           $8.829               --
Accumulation unit value at end of period     $13.482          $12.341          $10.861           $9.311               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21                4                1               --
JANUS ADVISER WORLDWIDE FUND
Accumulation unit value at beginning of
 period                                       $1.020           $0.970           $0.934           $0.767           $0.985
Accumulation unit value at end of period      $1.183           $1.020           $0.970           $0.934           $0.767
Number of accumulation units outstanding
 at end of period (in thousands)                  83               46               25               38               18
JOHN HANCOCK SMALL CAP EQUITY FUND
Accumulation unit value at beginning of
 period                                      $10.898          $10.155           $9.075           $8.396               --
Accumulation unit value at end of period     $11.545          $10.898          $10.155           $9.075               --
Number of accumulation units outstanding
 at end of period (in thousands)                  67               57               18               --               --
MASSACHUSETTS INVESTORS GROWTH STOCK
 FUND
Accumulation unit value at beginning of
 period                                       $9.226           $8.957           $8.239           $6.776           $0.985
Accumulation unit value at end of period      $9.831           $9.226           $8.957           $8.239           $0.767
Number of accumulation units outstanding
 at end of period (in thousands)                  19               87               75               15                2
MFS CAPITAL OPPORTUNITIES FUND
Accumulation unit value at beginning of
 period                                       $8.748           $8.705           $7.801           $6.175           $8.376
Accumulation unit value at end of period      $9.925           $8.748           $8.705           $7.801           $6.175
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                2                2               --
MFS(R) HIGH INCOME FUND
Accumulation unit value at beginning of
 period                                      $12.893          $12.705          $11.710           $9.615           $9.641
Accumulation unit value at end of period     $14.107          $12.893          $12.705          $11.710           $9.615
Number of accumulation units outstanding
 at end of period (in thousands)                  18               24                5                1               --
MFS(R) MID CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                       $9.132           $8.970           $1.903           $5.776          $10.000
Accumulation unit value at end of period      $9.252           $9.132           $8.970           $7.903           $5.776
Number of accumulation units outstanding
 at end of period (in thousands)                  15               12                6               21                8
MFS(R) UTILITIES FUND
Accumulation unit value at beginning of
 period                                      $12.014          $10.371           $8.052           $7.429               --
Accumulation unit value at end of period     $15.671          $12.014          $10.371           $8.052               --
Number of accumulation units outstanding
 at end of period (in thousands)                  55               47                1               --               --
MFS(R) VALUE FUND
Accumulation unit value at beginning of
 period                                      $13.065          $12.405          $10.872           $8.793          $10.000
Accumulation unit value at end of period     $15.633          $13.065          $12.405          $10.872           $8.793
Number of accumulation units outstanding
 at end of period (in thousands)                  27               22               10               25               13

                                                                     YEAR ENDING DECEMBER 31,
                                             2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of
 period                                      $10.893          $10.493           $9.941           $9.518               --
Accumulation unit value at end of period     $11.611          $10.893          $10.493           $9.941               --
Number of accumulation units outstanding
 at end of period (in thousands)                  65               59               15               --               --
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of
 period                                      $15.015          $13.303          $11.306           $7.969          $10.000
Accumulation unit value at end of period     $17.476          $15.015          $13.303          $11.306           $7.969
Number of accumulation units outstanding
 at end of period (in thousands)                 113              100               34                7                2
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of
 period                                      $15.544          $14.170          $12.097           $9.348          $10.000
Accumulation unit value at end of period     $18.485          $15.544          $14.170          $12.097           $9.348
Number of accumulation units outstanding
 at end of period (in thousands)                  25              144               80               15                7
VAN KAMPEN EQUITY INCOME FUND
Accumulation unit value at beginning of
 period                                      $13.232          $12.377          $11.168           $9.220          $10.000
Accumulation unit value at end of period     $14.764          $13.232          $12.377          $11.168           $9.220
Number of accumulation units outstanding
 at end of period (in thousands)                 193              220               50               39               19
HARTFORD ADVISERS HLS FUND
Accumulation unit value at beginning of
 period                                       $7.233           $6.802           $6.613           $5.628           $6.422
Accumulation unit value at end of period      $7.939           $7.233           $6.802           $6.613           $5.628
Number of accumulation units outstanding
 at end of period (in thousands)                 102              105               24               36               20
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of
 period                                      $19.661          $17.161          $14.500          $10.271          $12.376
Accumulation unit value at end of period     $22.734          $19.661          $17.161          $14.500          $10.271
Number of accumulation units outstanding
 at end of period (in thousands)                 318              292               69               37               17
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                       $3.090           $2.941           $2.638           $2.098           $2.431
Accumulation unit value at end of period      $3.687           $3.090           $2.941           $2.638           $2.098
Number of accumulation units outstanding
 at end of period (in thousands)                 773            1,045              476              138               77
HARTFORD GLOBAL HEALTH HLS FUND
Accumulation unit value at beginning of
 period                                      $16.383          $14.696          $13.139          $10.015          $11.694
Accumulation unit value at end of period     $18.061          $16.383          $14.696          $13.139          $10.015
Number of accumulation units outstanding
 at end of period (in thousands)                  13                8                1                1               --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
Accumulation unit value at beginning of
 period                                       $5.331           $4.837           $4.813           $4.672               --
Accumulation unit value at end of period      $5.833           $5.331           $4.837           $4.813               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                9                1               --               --
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning of
 period                                       $1.824           $1.760           $1.608           $1.266           $1.596
Accumulation unit value at end of period      $2.088           $1.824           $1.760           $1.608           $1.266
Number of accumulation units outstanding
 at end of period (in thousands)                 654              862              323               84               26

                                                                              YEAR ENDING DECEMBER 31,
                                                      2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning of period        $14.928          $12.892          $11.166           $8.180           $9.344
Accumulation unit value at end of period              $16.540          $14.928          $12.892          $11.166           $8.180
Number of accumulation units outstanding at end
 of period (in thousands)                                  30              150              109               64               21
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning of period         $3.464           $3.397           $3.394           $3.398           $3.380
Accumulation unit value at end of period               $3.597           $3.464           $3.397           $3.394           $3.398
Number of accumulation units outstanding at end
 of period (in thousands)                                 176               62               70               46                1
HARTFORD MORTGAGE SECURITIES HLS FUND
Accumulation unit value at beginning of period         $3.731           $3.676           $3.560           $3.510           $3.300
Accumulation unit value at end of period               $3.872           $3.731           $3.676           $3.560           $3.510
Number of accumulation units outstanding at end
 of period (in thousands)                                  89               72               18               10                1
HARTFORD SMALL COMPANY HLS FUND
Accumulation unit value at beginning of period         $2.253           $1.878           $1.688           $1.092           $1.529
Accumulation unit value at end of period               $2.556           $2.253           $1.878           $1.688           $1.092
Number of accumulation units outstanding at end
 of period (in thousands)                                  92              684              503              172               75
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period        $19.279          $17.737          $17.172          $13.694          $17.454
Accumulation unit value at end of period              $21.917          $19.279          $17.737          $17.172          $13.694
Number of accumulation units outstanding at end
 of period (in thousands)                                  14               15                5                3                2
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period         $7.141           $7.029           $6.776           $6.337           $5.834
Accumulation unit value at end of period               $7.420           $7.141           $7.029           $6.776           $6.337
Number of accumulation units outstanding at end
 of period (in thousands)                                 297              395  63          198               68               22

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 1.25%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                                     YEAR ENDING DECEMBER 31,
                                             2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of
 period                                      $12.907          $12.789          $11.536           $9.425          $10.000
Accumulation unit value at end of period     $15.206          $12.907          $12.789          $11.536           $9.425
Number of accumulation units outstanding
 at end of period (in thousands)                  17               13                5                1               --
DREYFUS LIFETIME GROWTH PORTFOLIO
Accumulation unit value at beginning of
 period                                      $11.523          $10.862          $11.536           $9.425          $10.000
Accumulation unit value at end of period     $13.213          $11.523          $10.862          $11.536           $9.425
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                3                1               --
DREYFUS LIFETIME GROWTH AND INCOME
 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $11.437          $11.090          $10.476           $8.852          $10.000
Accumulation unit value at end of period     $12.564          $11.437          $11.090          $10.476           $8.852
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7                4                1               --
DREYFUS LIFETIME INCOME PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.716          $10.735          $10.544           $9.913               --
Accumulation unit value at end of period     $11.155          $10.716          $10.735          $10.544               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --               --
DREYFUS PREMIER CORE BOND FUND
Accumulation unit value at beginning of
 period                                      $11.412          $11.367          $11.083          $10.456          $10.000
Accumulation unit value at end of period     $11.825          $11.412          $11.367          $11.083          $10.456
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                3                1               --
FRANKLIN BALANCE SHEET INVESTMENT FUND
Accumulation unit value at beginning of
 period                                      $16.133          $14.729          $11.903           $9.301          $10.000
Accumulation unit value at end of period     $18.538          $16.133          $14.729          $11.903           $9.301
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --               --
FRANKLIN SMALL-MID CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                      $12.367          $11.328          $10.148           $7.463          $10.000
Accumulation unit value at end of period     $13.132          $12.367          $11.328          $10.148           $7.463
Number of accumulation units outstanding
 at end of period (in thousands)                  13                9                3                1               --
FRANKLIN MUTUAL SHARES FUND
Accumulation unit value at beginning of
 period                                      $13.514          $12.442          $11.100           $8.908          $10.000
Accumulation unit value at end of period     $15.745          $13.514          $12.442          $11.100           $8.908
Number of accumulation units outstanding
 at end of period (in thousands)                  11                6                2                1               --
AIM FINANCIAL SERVICES FUND
Accumulation unit value at beginning of
 period                                      $12.022          $11.564          $10.788           $8.435          $10.000
Accumulation unit value at end of period     $13.807          $12.022          $11.564          $10.788           $8.435
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1               --               --
AIM LEISURE FUND
Accumulation unit value at beginning of
 period                                      $11.990          $12.292          $10.956           $8.514          $10.000
Accumulation unit value at end of period     $14.708          $11.990          $12.292          $10.956           $8.514
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1               --               --

                                                                     YEAR ENDING DECEMBER 31,
                                             2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
AIM SMALL COMPANY GROWTH FUND
Accumulation unit value at beginning of
 period                                      $11.279          $10.827          $11.248           $7.356          $10.000
Accumulation unit value at end of period     $12.335          $11.279          $10.827          $11.248           $7.356
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --               --
AIM TECHONOLOGY FUND
Accumulation unit value at beginning of
 period                                       $8.061           $8.017           $7.853           $5.554               --
Accumulation unit value at end of period      $8.757           $8.061           $8.017           $7.853               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --               --
JANUS ADVISER CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of
 period                                      $13.303          $11.754          $10.117           $8.614          $10.000
Accumulation unit value at end of period     $14.476          $13.303          $11.754          $10.117           $8.614
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --               --               --
JANUS ADVISER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of
 period                                      $15.963          $12.270          $10.903           $7.788               --
Accumulation unit value at end of period     $22.801          $15.963          $12.270          $10.367               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3                1               --               --
JANUS ADVISER WORLDWIDE FUND
Accumulation unit value at beginning of
 period                                      $10.124           $9.665           $9.344           $7.703          $10.000
Accumulation unit value at end of period     $11.691          $10.124           $9.665           $9.344           $7.703
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --               --
JOHN HANCOCK SMALL CAP EQUITY FUND
Accumulation unit value at beginning of
 period                                      $11.161          $10.442           $9.368           $6.370          $10.000
Accumulation unit value at end of period     $11.777          $11.161          $10.442           $9.368           $6.370
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8                2               --               --
MASSACHUSETTS INVESTORS GROWTH STOCK
 FUND
Accumulation unit value at beginning of
 period                                      $10.026           $9.773           $9.026           $7.452          $10.000
Accumulation unit value at end of period     $10.642          $10.026           $9.773           $9.026           $7.452
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                2                1               --
MFS(R) CAPITAL OPPORTUNITIES FUND
Accumulation unit value at beginning of
 period                                      $10.238          $10.229           $9.203           $7.314          $10.000
Accumulation unit value at end of period     $11.569          $10.238          $10.229           $9.203           $7.314
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --               --
MFS(R) HIGH INCOME FUND
Accumulation unit value at beginning of
 period                                      $13.325          $13.184          $12.200          $10.058          $10.000
Accumulation unit value at end of period     $14.522          $13.325          $13.184          $12.200          $10.058
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                7               --               --
MFS(R) MID CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                       $9.344           $9.214           $8.150           $5.981          $10.000
Accumulation unit value at end of period      $9.344           $9.214           $8.150           $5.981               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                9                1               --               --

                                                                     YEAR ENDING DECEMBER 31,
                                             2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
MFS(R) VALUE FUND
Accumulation unit value at beginning of
 period                                      $12.659          $12.067          $10.618           $8.622          $10.000
Accumulation unit value at end of period     $15.086          $12.659          $12.067          $10.618           $8.622
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                2               --               --
OPPENHEIMER CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of
 period                                      $10.820          $10.464           $9.953           $7.785          $10.000
Accumulation unit value at end of period     $11.487          $10.820          $10.464           $9.953           $7.785
Number of accumulation units outstanding
 at end of period (in thousands)                   9               10               11               --               --
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of
 period                                      $14.702          $13.078          $11.159           $7.897          $10.000
Accumulation unit value at end of period     $17.042          $14.702          $13.078          $11.159           $7.897
Number of accumulation units outstanding
 at end of period (in thousands)                  18               14                4                1               --
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of
 period                                      $14.993          $13.722          $11.761           $9.125          $10.000
Accumulation unit value at end of period     $17.758          $14.993          $13.722          $11.761           $9.125
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                2               --               --
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of
 period                                      $12.910          $12.125          $10.984           $9.105          $10.000
Accumulation unit value at end of period     $14.347          $12.910          $12.125          $10.984           $9.105
Number of accumulation units outstanding
 at end of period (in thousands)                  48               28                9                3               --
HARTFORD ADVISERS HLS FUND
Accumulation unit value at beginning of
 period                                      $10.996          $10.383          $10.134           $8.660          $10.000
Accumulation unit value at end of period     $12.022          $10.996          $10.383          $10.134           $8.660
Number of accumulation units outstanding
 at end of period (in thousands)                  26               23                9                4               --
HARTFORD BOND HLS FUND
Accumulation unit value at beginning of
 period                                      $12.057          $11.917          $11.533          $10.829          $10.000
Accumulation unit value at end of period     $12.479          $12.057          $11.917          $11.533          $10.829
Number of accumulation units outstanding
 at end of period (in thousands)                  33               24               17                1               --
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of
 period                                      $15.745          $13.798          $11.705           $8.325          $10.000
Accumulation unit value at end of period     $18.134          $15.745          $13.798          $11.705           $8.325
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --                5               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                      $12.303          $11.757          $10.590           $8.457          $10.000
Accumulation unit value at end of period     $14.624          $12.303          $11.757          $10.590           $8.457
Number of accumulation units outstanding
 at end of period (in thousands)                  63               43               20                5               --
HARTFORD GLOBAL HEALTH HLS FUND
Accumulation unit value at beginning of
 period                                      $13.557          $12.210          $10.960           $8.388          $10.000
Accumulation unit value at end of period     $14.886          $13.557          $12.210          $10.960           $8.388
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                1               --               --

                                                                     YEAR ENDING DECEMBER 31,
                                             2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY FUND
Accumulation unit value at beginning of
 period                                      $11.525          $10.498          $10.489           $6.576               --
Accumulation unit value at end of period     $12.560          $11.525          $10.498          $10.489               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1               --               --
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning of
 period                                      $11.218          $10.869           $9.970           $7.879          $10.000
Accumulation unit value at end of period     $12.791          $11.218          $10.869           $9.970           $7.879
Number of accumulation units outstanding
 at end of period (in thousands)                  23               17                3                1               --
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning of
 period                                      $15.513          $13.450          $11.697           $8.603          $10.000
Accumulation unit value at end of period     $17.119          $15.513          $13.450          $11.697           $8.603
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5                4                2               --
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning of
 period                                      $10.088           $9.933           $9.964          $10.014          $10.000
Accumulation unit value at end of period     $10.432          $10.088           $9.933           $9.964          $10.014
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1                1               --
HARTFORD MORTGAGE SECURITIES HLS FUND
Accumulation unit value at beginning of
 period                                      $11.088          $10.968          $10.667          $10.559          $10.000
Accumulation unit value at end of period     $11.462          $11.088          $10.968          $10.667          $10.559
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                3                2               --
HARTFORD SMALL COMPANY HLS FUND
Accumulation unit value at beginning of
 period                                      $14.893          $12.462          $11.248           $7.307          $10.000
Accumulation unit value at end of period     $16.829          $14.893          $12.462          $11.248           $7.307
Number of accumulation units outstanding
 at end of period (in thousands)                  13               10                6               --               --
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of
 period                                      $10.739           $9.919           $9.642           $7.720          $10.000
Accumulation unit value at end of period     $12.159          $10.739           $9.919           $9.642           $7.720
Number of accumulation units outstanding
 at end of period (in thousands)                  17               13               10                3               --

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                       2
 Safekeeping of Assets                                                    2
 Experts                                                                  2
 Non-Participating                                                        2
 Misstatement of Age or Sex                                               2
 Principal Underwriter                                                    2
PERFORMANCE RELATED INFORMATION                                           2
 Total Return for all Sub-Accounts                                        2
 Yield for Sub-Accounts                                                   3
 Money Market Sub-Accounts                                                3
 Additional Materials                                                     3
 Performance Comparisons                                                  4

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

           a.   attained age 59 1/2

           b.  severance from employment

           c.   died, or

           d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford CT 06144-1583

    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-3574-7) to me at the following address:

--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
City/State                                                          Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.

Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      4

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


[TO BE FILED BY AMENDMENT]


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past two years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $2,676,193; 2005:
$1,940,960 and 2004: $1,583,188.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is hte base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

  GROUP VARIABLE ANNUITY CONTRACTS                [THE HARTFORD LOGO]
  SEPARATE ACCOUNT ELEVEN
  NEW JERSEY INSTITUTIONS OF HIGHER EDUCATION

    This prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.


    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.


    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of mutual funds that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For more information on the mutual funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying mutual funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE MUTUAL FUNDS. For a list of the Sub-Accounts available under the Contract, see the section entitled "The Funds."

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission.

    If you decide to become a Contract Owner or a Participant, you should keep this prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------

Prospectus Dated: May 1, 2007

Statement of Additional Information Dated: May 1, 2007

                               TABLE OF CONTENTS

SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 3
FEE TABLE                                                                 5
SUMMARY                                                                  12
PERFORMANCE RELATED INFORMATION                                          14
HARTFORD LIFE INSURANCE COMPANY                                          14
THE SEPARATE ACCOUNT                                                     15
THE FUNDS                                                                15
GENERAL ACCOUNT OPTION                                                   18
CONTRACT CHARGES                                                         19
 Contingent Deferred Sales Charge                                        19
 Annual Maintenance Fee                                                  20
 Is there ever a time when the Contingent Deferred Sales Charge          20
  or Annual Maintenance Fee do not apply?
 Mortality and Expense Risk and Administrative Charge                    20
 Premium Taxes                                                           21
 Transfer Fee                                                            22
 Experience Rating under the Contracts                                   22
 Negotiated Charges and Fees                                             22
 Charges of the Funds                                                    22
 Plan Related Expenses                                                   22
THE CONTRACTS                                                            22
 The Contracts Offered                                                   22
 Assignments                                                             22
 Pricing and Crediting of Contributions                                  22
 What is a Surrender Charge Offset?                                      23
 May I make changes in the amounts of my Contribution?                   23
 Dollar Cost Averaging                                                   27
 May I request a loan from my Participant Account?                       27
 How do I know what my Participant Account is worth?                     28
 How are the underlying Fund shares valued?                              28
DEATH BENEFITS                                                           29
 Determination of the Beneficiary                                        29
 Death before the Annuity Commencement Date                              29
 Death on or after the Annuity Commencement Date                         29
SETTLEMENT PROVISIONS                                                    30
 Can payment of the Surrender value ever be postponed beyond the         30
  seven-day period?
 May I Surrender once Annuity payouts have started?                      30
 How do I elect an Annuity Commencement Date and Annuity payout          31
  option?
 What is the minimum amount that I may select for an Annuity             31
  payout?
 How are Contributions made to establish an Annuity Account?             31
 Can a Contract be suspended by a Contract Owner?                        31
 Annuity Payout Options                                                  31
 Systematic Withdrawal Option                                            32
 How are Variable Annuity payouts determined?                            33
FEDERAL TAX CONSIDERATIONS                                               34
 A. General                                                              34
 B. Taxation of Hartford and the Separate Account                        34
 C. Diversification of the Separate Account                              34
 D. Tax Ownership of the Assets in the Separate Account                  35
 E. Non-Natural Persons as Owners                                        35
 F. Annuity Purchases by Nonresident Aliens and Foreign                  36
  Corporations
 G. Generation Skipping Transfer Tax                                     36
MORE INFORMATION                                                         44
 Can a Contract be modified?                                             44
 Can Hartford waive any rights under a Contract?                         44
 How Contracts Are Sold                                                  44
 Who is the custodian of the Separate Account's assets?                  47
 Are there any material legal proceedings affecting the Separate         47
  Account?
 How may I get additional information?                                   48
APPENDIX 1 -- ACCUMULATION UNIT VALUES                                   49
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                50

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payouts to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: Attention: IPD/Retirement Plan Service Center, 200 Hopmeadow Street, Simsbury, CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payouts we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee of an Employer electing to participate in a Contract.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SURRENDER: Any partial or complete withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT.

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOUR PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                         5%
  During Second Year                                                                                        4%
  During Third Year                                                                                         3%
  During Fourth Year                                                                                        2%
  During Fifth Year                                                                                         1%
  During Sixth Year and thereafter                                                                          0%

------------

(1) The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                                 $30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (4)

  BEFORE ANNUITY COMMENCEMENT DATE:


RANGE OF MORTALITY AND EXPENSE RISK AND
ADMINISTRATIVE CHARGE FOR AGGREGATE
PARTICIPANT ACCOUNTS                                                     CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                       1.25%
 $3,500,000.00 to $4,999,999.99                                            1.05%
 $5,000,000.00 to $24,999,999.99                                           0.85%
 $25,000,000.00 to $34,999,999.99                                          0.75%
 $35,000,000.00 to $49,999,999.99                                          0.65%
 $50,000,000.00 to $69,999,999.99                                          0.50%
 $70,000,000.00 to $84,999,999.99                                          0.35%
 $85,000,000.00 to $99,999,999.99                                          0.15%
 $100,000,000.00 and over                                                  0.00%


AFTER ANNUITY COMMENCEMENT DATE:

 All Participant Accounts                                                  1.25%

------------

(3) The Annual Maintenance Fee is deducted from the Participant's Account at the end of each calendar quarter and is equal to an annual charge of $30. It is deducted proportionally from the investment options in use at the time of the charge.

(4) The Mortality and Expense Risk and Administrative Charge can be reduced (see "Experience Rating Under the Contracts" and "Negotiated Charges and Fees.")

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees". We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM             MAXIMUM
----------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.34%               1.23%
(these are expenses that are deducted from Fund
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)

    THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END

                        (As a percentage of net assets)

                                                             DISTRIBUTION
                                                                AND/OR
                                                                SERVICE                            TOTAL ANNUAL
                                           MANAGEMENT           (12B-1)             OTHER            OPERATING
UNDERLYING FUND:                               FEE               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
Massachusetts Investors Growth Stock           0.33%              0.35%              0.26%              0.94%
 Fund -- Class A*
Templeton Foreign                              0.59%              0.25%              0.32%              1.16%
 Fund -- Class A*
Van Kampen Equity and Income Fund --           0.35%              0.25%              0.18%              0.78%
 Class A*
AMERICAN CENTURY CAPITAL PORTFOLIOS,
INC.
American Century Equity Income Fund --         0.73%              0.50%                N/A              1.23%
 Advisor Class*
FRANKLIN STRATEGIC SERIES
Franklin Small-Mid Cap Growth Fund --          0.46%              0.25%              0.26%              0.97%
 Class A*
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
HARTFORD SERIES FUND, INC.

                                          CONTRACTUAL FEE
                                              WAIVER             NET TOTAL
                                              AND/OR              ANNUAL
                                              EXPENSE            OPERATING
UNDERLYING FUND:                           REIMBURSEMENT         EXPENSES
--------------------------------------  --------------------------------------
RETAIL MUTUAL FUNDS:
Massachusetts Investors Growth Stock             N/A                0.94%
 Fund -- Class A*
Templeton Foreign                                N/A                1.16%
 Fund -- Class A*
Van Kampen Equity and Income Fund --             N/A                0.78%
 Class A*
AMERICAN CENTURY CAPITAL PORTFOLIOS,
INC.
American Century Equity Income Fund --           N/A                1.23%
 Advisor Class*
FRANKLIN STRATEGIC SERIES
Franklin Small-Mid Cap Growth Fund --            N/A                0.97%  (1)
 Class A*
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
HARTFORD SERIES FUND, INC.

                                                             DISTRIBUTION
                                                                AND/OR
                                                                SERVICE                            TOTAL ANNUAL
                                           MANAGEMENT           (12B-1)             OTHER            OPERATING
UNDERLYING FUND:                               FEE               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS               0.64%                N/A              0.03%              0.67%
 Fund -- Class IA
Hartford Index HLS                             0.30%                N/A              0.04%              0.34%
 Fund -- Class IA
Hartford MidCap HLS Fund --Class IA            0.66%                N/A              0.02%              0.68%
Hartford Money Market HLS Fund --              0.45%                N/A              0.03%              0.48%
 Class IA
Hartford Small Company HLS Fund --             0.68%                N/A              0.04%              0.72%
 Class IA
Hartford Total Return Bond HLS Fund --         0.46%                N/A              0.04%              0.50%
 Class IA

                                          CONTRACTUAL FEE
                                              WAIVER             NET TOTAL
                                              AND/OR              ANNUAL
                                              EXPENSE            OPERATING
UNDERLYING FUND:                           REIMBURSEMENT         EXPENSES
--------------------------------------  --------------------------------------
Hartford Dividend and Growth HLS                 N/A                0.67%
 Fund -- Class IA
Hartford Index HLS                               N/A                0.34%
 Fund -- Class IA
Hartford MidCap HLS Fund --Class IA              N/A                0.68%
Hartford Money Market HLS Fund --                N/A                0.48%  (2)
 Class IA
Hartford Small Company HLS Fund --               N/A                0.72%
 Class IA
Hartford Total Return Bond HLS Fund --           N/A                0.50%
 Class IA

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) The manager has agreed to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton Money Fund. This reduction is required by the Fund's board of trustees and exemptive order by the Securities and Exchange Commission.

(2) Effective January 1, 2007, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IA shares of the Fund are 0.43%.

EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $630
3 years                                                                     $781
5 years                                                                     $925
10 years                                                                  $1,777

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $126
3 years                                                                     $451
5 years                                                                     $795
10 years                                                                  $1,747

     (3) If you do not Surrender your Contract:

1 year                                                                      $156
3 years                                                                     $481
5 years                                                                     $825
10 years                                                                  $1,777

     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $665
3 years                                                                     $891
5 years                                                                   $1,111
10 years                                                                  $2,165

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $162
3 years                                                                     $561
5 years                                                                     $981
10 years                                                                  $2,135

     (3) If you do not Surrender your Contract:

1 year                                                                      $192
3 years                                                                     $591
5 years                                                                   $1,011
10 years                                                                  $2,165

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $681
3 years                                                                     $938
5 years                                                                   $1,190
10 years                                                                  $2,328

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $177
3 years                                                                     $608
5 years                                                                   $1,060
10 years                                                                  $2,298

     (3) If you do not Surrender your Contract:

1 year                                                                      $207
3 years                                                                     $638
5 years                                                                   $1,090
10 years                                                                  $2,328

     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $696
3 years                                                                     $984
5 years                                                                   $1,269
10 years                                                                  $2,488

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $193
3 years                                                                     $654
5 years                                                                   $1,139
10 years                                                                  $2,458

     (3) If you do not Surrender your Contract:

1 year                                                                      $223
3 years                                                                     $684
5 years                                                                   $1,169
10 years                                                                  $2,488

     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $717
3 years                                                                   $1,046
5 years                                                                   $1,372
10 years                                                                  $2,698

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $213
3 years                                                                     $716
5 years                                                                   $1,242
10 years                                                                  $2,668

     (3) If you do not Surrender your Contract:

1 year                                                                      $243
3 years                                                                     $746
5 years                                                                   $1,272
10 years                                                                  $2,698

     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $758
3 years                                                                   $1,167
5 years                                                                   $1,577
10 years                                                                  $3,106

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $254
3 years                                                                     $839
5 years                                                                   $1,447
10 years                                                                  $3,076

     (3) If you do not Surrender your Contract:

1 year                                                                      $284
3 years                                                                     $869
5 years                                                                   $1,477
10 years                                                                  $3,106

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit Values. Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-528-9009.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    We do not deduct sales charges at the time Contributions are made to the Contract. We deduct a Contingent Deferred Sales Charge from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                              AS A PERCENT
                                                             OF PARTICIPANT
PARTICIPANT'S CONTRACT YEARS                                    ACCOUNT
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:


                                                         MORTALITY AND EXPENSE
                                                               RISK AND
AGGREGATE PARTICIPANT ACCOUNTS                           ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct during the Accumulation Period and at the time of annuitization, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders by the Annuitant are subject to the limitations set forth in the contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of the Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and Administrative Expense Charge, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you, or participants, allocate a portion of the value of a Contract to a Money Market Sub-Account, that portion of the value of the Contract may decrease in value.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

       SOME OF THE FUNDS ARE MUTUAL FUNDS THAT ARE DEDICATED EXCLUSIVELY FOR PURCHASE BY INSURANCE COMPANY SEPARATE ACCOUNTS. THESE FUNDS ARE NOT AVAILABLE
                            DIRECTLY TO THE PUBLIC.

SUB-ACCOUNT                INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
Massachusetts Investors    Long-term growth of capital   Massachusetts Financial
 Growth Stock Fund --      and future income rather      Services Company
 Class A                   than current income
Templeton Foreign Fund --  Long-term growth of capital   Templeton Global Advisors
 Class A                                                 Limited
Van Kampen Equity and      To seek the highest possible  Van Kampen Asset Management
 Income Fund -- Class A    income consistent with
                           safety of principal.
                           Long-term growth of capital
                           is an important secondary
                           investment objective
AMERICAN CENTURY CAPITAL
PORTFOLIOS, INC.
American Century Equity    Current Income; capital       American Century Investment
 Income Fund -- Adviser    appreciation is a secondary   Management, Inc.
 Class                     objective
FRANKLIN STRATEGIC SERIES
Franklin Small-Mid Cap     Long-term capital growth      Franklin Advisers, Inc.
 Growth Fund -- Class A
INSURANCE COMPANY
 DEDICATED MUTUAL FUNDS:
HARTFORD SERIES FUND,
INC.
Hartford Dividend and      High level of current income  HL Investment Advisors, LLC
 Growth HLS Fund -- Class  consistent with growth of     Sub-advised by Wellington
 IA                        capital                       Management Company, LLP
Hartford Index HLS Fund    Seeks to provide investment   HL Investment Advisors, LLC
 -- Class IA               results which approximate     Sub-advised by Hartford
                           the price and yield           Investment Management Company
                           performance of publicly
                           traded common stocks in the
                           aggregate
Hartford MidCap HLS Fund   Long-term growth of capital   HL Investment Advisors, LLC
 -- Class IA (closed to                                  Sub-advised by Wellington
 all contracts issued                                    Management Company, LLP
 after August 16, 2004)
Hartford Money Market HLS  Maximum current income        HL Investment Advisors, LLC
 Fund -- Class IA          consistent with liquidity     Sub-advised by Hartford
                           and preservation of capital   Investment Management Company
Hartford Small Company     Growth of capital             HL Investment Advisors, LLC
 HLS Fund -- Class IA                                    Sub-advised by Wellington
                                                         Management Company, LLP and
                                                         Hartford Investment Management
                                                         Company
Hartford Total Return      Competitive total return,     HL Investment Advisors, LLC
 Bond HLS Fund -- Class    with income as a secondary    Sub-advised by Hartford
 IA                        objective                     Investment Management Company

+ Closed to new and subsequent Premium Payments and transfers of Contract Value.

  MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your Plan through the Contract. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. These fees and payments are received by Hartford under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.60% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and compensation sometimes referred to as "revenue sharing" payments. Hartford receives these fees and payments for its own account and expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your Plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the Plan's investment in the fund.

         If the Plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per Plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the Plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD LIFE: Hartford Life pays fees to the organizations listed below in exchange for an endorsement of our program. As part of the endorsement, Hartford Life is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our program.

    Hartford Life also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford Life

    1. Peace Officers Research Association of California;

    2. The National Association of Police Officers;

    3. Florida Police Benevolent Association, Inc.;

    4. Police Benevolent & Protective Association of Illinois; and

    5. Combined Law Enforcement Association of Texas.

    PAYMENTS TO INDUSTRY AND TRADE ORGANIZATIONS: As an active member of the retirement industry, Hartford Life makes payments to various industry and trade organizations. These payments are made in connection with Hartford Life's membership, sponsorship or participation in events of these organizations. Hartford Life makes these payments in order to communicate its position on retirement industry issues and further its position as an industry leader.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The purpose of the Contingent Deferred Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to distributing organizations and their sales personnel, and

       -   other distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    There is no deduction for the Contingent Deferred Sales Charge at the time Contributions are made to the Contract. The Contingent Deferred Sales Charge is deducted from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                          CONTINGENT DEFERRED
PARTICIPANT'S CONTRACT YEARS                                  SALES CHARGE
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    We deduct one-quarter of the Annual Maintenance Fee on the last business day of each calendar quarter. However, if you Surrender the value of your Participant Account in full at any time before the last business day of the calendar quarter, we will deduct one quarter of the Annual Maintenance Fee from the proceeds of the Surrender. We do not deduct the Annual Maintenance Fee during the Annuity Period under a Contract. We deduct the Annual Maintenance Fee on a pro rata basis from the value of the Sub-Accounts chosen with respect to a Participant Account.

IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

       - severance from employment with the Employer on or after the Participant Contract Year 5 for Participants age 59 1/2 or older,

       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year. The minimum amount you can withdraw under this provision is $250.

    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The rate of the charge depends on the aggregate level of Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer.

BEFORE ANNUITY COMMENCEMENT DATE


                                                             MORTALITY AND
                                                           EXPENSE RISK AND
AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS                  ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                  1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD -- During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD -- Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.


    The Contracts are not available for issuance except as described above.


    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your Plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. There is a $30 minimum amount for initial Contributions or subsequent Contributions that may be made on behalf of a Participant Account under a Contract, unless the Employer's plan provides otherwise, in which case the minimum amount shall not be less than $10. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

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    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participant to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

For example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you reach the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to

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remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    THE CONTRACTS PROVIDE FOR A TRANSFER FEE OF $5 THAT APPLIES TO EACH TRANSFER IN EXCESS OF 12 MADE IN A PARTICIPANT CONTRACT YEAR. WE DO NOT CURRENTLY CHARGE THE $5 TRANSFER FEE.

    WE MAKE NO ASSURANCES THAT THE TRANSFER RULE IS OR WILL BE EFFECTIVE IN DETECTING OR PREVENTING MARKET TIMING.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

FUND TRADING POLICIES (EFFECTIVE UNTIL JULY 1, 2007)

    We may provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy.

    We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Participants who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We then provide the Fund with information from the list so that it can determine whether the transfer activity violates its abusive transfer policy. The Fund notifies us of each Participant in violation of its abusive transfer policy.

    Hartford provides the Fund's notice to plan sponsors. BASED ON THIS INFORMATION, YOUR PLAN SPONSOR MAY RESTRICT, SUSPEND OR TERMINATE PARTICIPANTS' SUB-ACCOUNT TRANSFER PRIVILEGES. A plan sponsor may restrict, suspend or terminate a Participant's Sub-Account transfer privileges for a specified period of time or indefinitely.

FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)

    You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. These penalties will affect a Contract Owner's or Participant's ability to purchase shares of the underlying funds. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

    Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - Our policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, may be prohibited. We do not currently enforce this prohibition.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, may be prohibited. We do not currently enforce this prohibition.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    We apply these restrictions to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, semi-monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions.

    You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor:

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day, divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

       - The daily mortality and expense risk and administration charge adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account Values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (see "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity payout options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity payout options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

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    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payments are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payout. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

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

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)      =                                        total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)      =       number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges"). For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). The maximum payment amount is 1.5% monthly, 4.5% quarterly, 9.0% semi-annually or 18.0% annually of the value of the Participant's Account at the time the SWO is elected. Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

    Here is an example of how a Variable Annuity is determined:

                       ILLUSTRATION OF ANNUITY PAYMENTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

    INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

     (A) TRADITIONAL IRAS

         Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

         You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.

         IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater

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     of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     (B) SEP IRAS

         Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     (C) SIMPLE IRAS

         The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

         A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

         If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

     (D) ROTH IRAS

         Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's

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     tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.  upon the employee's separation from service;

        c.   upon the employee's death or disability; or

        d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred

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

Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

    All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payouts and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

     (A) PENALTY TAXES ON PREMATURE DISTRIBUTIONS

         Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       - made to a beneficiary (or to the employee's estate) on or after the employee's death;

       - attributable to the employee's becoming disabled under Code Section 72(m)(7);

       - part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       - (except for IRAs) made to an employee after separation from service after reaching age 55; or

       - not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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


         In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       - made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       - not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       -   a qualified first-time home buyer and meets the requirements of Code
           Section 72(t)(8).

         If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

         For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

     (B) RMDS AND 50% PENALTY TAX

         If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

         An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       -   the calendar year in which the individual attains age 70 1/2, or

       - (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

         The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       - the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       - a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

         If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

         If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

         The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

         The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payouts that satisfy the rules set forth in Regulations under the Code relating to RMDs.

                                       41

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         In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plans": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       -   an RMD amount;

       - one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

                                       42

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       -   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

9. QUALIFIED HURRICANE RELIEF

    The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.

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                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC., a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2006. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    For individual and group Contracts, up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

    Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL PAYMENT TYPE                                             WHAT IT'S USED FOR
----------------------------------------------------------------------------------------------------------------------------------
Access                   Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts & Entertainment    Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Marketing                Joint marketing campaigns and/or Financial Intermediary event advertising/ participation; sponsorship of
                         Financial Intermediary sales contests and/or promotions in which participants (including Registered
                         Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense        Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances
Support                  Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                         (including sub-accounting and the preparation of account statements and other communications), sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Targets                  Pay for the achievement of sales or assets under management targets.
Training                 Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility               Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                   Pay for the overall volume of their sales or the amount of money investing in our products.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following Financial Intermediaries for our entire suite of variable annuities:

    A.G. Edwards & Sons, Inc., Advisory Group Equity Services Ltd, AIG Advisors Group, Inc., Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc. AIG SunAmerica), Allen & Co., of Florida, Inc., Amcore Investment Services, Inc., American Classic Securities, American General Securities Inc., American Independent Sec's Inc., Ameritas Investment Corp., Amsouth Bank, AMSouth Investment Services, Inc., Arvest Asset Management, Associated Financial Services, Inc. Associated Investment Services Inc., Associated Securities Corp., B.C. Ziegler and Company, Banc of America Investment Services Inc., Bancorpsouth Investment Services Inc., Bancwest Investment Services, Inc., Bank of America, Bank of New York, Bank of the West, BB&T Investment Services, Inc., BCG Securities, Inc., Berthel, Fisher & Company Financial Services Inc., BI Investments, LLC, BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., Brecek & Young Advisors, Inc., Brookstone Securities, Inc., Brookstreet Securities, Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella &

Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Carillon Investments, Inc., Centaurus Financial, Inc., Chase Investments Services, Corp., Citicorp Investment Services, Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Countrywide Investment Services Inc., Crown Capital Securities, L.P., CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Davenport & Company LLC, DFC Investor Services Dominion Investor Services, Inc., Duerr Financial Corporation, Eagle One Investments, LLC, Edward D. Jones & Co., L.P., Empire Securities Corporation, Equity Services, Inc., Essex National Securities, Inc., Ferris/Baker Watts, FFP Securities, Inc., Fifth Third Securities, Financial Planning Consultants, Fintegra LLC, First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Southeast Inv. Services, First St.Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities Inc., FNB Brokerage Services, Inc., FNIC F.I.D. Div., Forrester's Equity Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Inc., Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Harold Dance Investments, Harvest Capital LLC, Hefren-Tillotson/ Masterplan, Heim & Young Securities, Hornor, Townsend & Kent, Inc., HSBC Securities (USA) Inc., Huntington Investment Company, IBC Investments, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group LLC, Infinex Financial Group, Infinex Investment, Inc., ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), InterSecurities, Inc., Investacorp, Inc. Investment Management Corp., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., IPI Investments, J.B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, KMS Financial Services, Inc., KNBT Securities, Inc., Kovack Securities, Inc., L.O. Thomas & Company LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.) Linsco/Private Ledger Corp., M&I Brokerage Services, Inc., M&T Securities, Inc., McDonald Investments Inc., Mercantile Brokerage Services Inc., Merrill Lynch Pierce Fenner & Smith, Milkie/Ferguson Investments, MML Investor Services, Inc., Money Concepts Capital Corp Morgan Keegan & Company, Inc, Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.,) NBC Securities, Inc., Nettworth Financial Group, Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., OFG Financial Services., Inc., Ohio Savings Securities, Inc., OneAmerica Securities Inc., Online Brokerage Services, Oppenheimer and Co., Inc., Pacific West Securities, Inc., Paulson Investment Company Inc., Pension Planners Securities, Inc., Peoples Securities, Inc., PFIC, Prime Capital Management, Prime Capital Services, Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp., Questar Capital Corp, Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., Resource Horizons Group, LLC, Retirement Plan Advisors, Inc., Robert W. Baird & Co. Inc., Rogan, Rosenberg & Assoc., Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Smith Barney, Sorrento Pacific, South Valley Wealth Management, Spectrum Capital, Inc., Sterne Agee & Leach, Inc., Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Summit Equities, Inc., Sun Trust Bank, SunAmerica Securities, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services Inc., Synovus Securities, TFS Securities, Inc., The Huntington Investment Company, The Huntington Investment Plt, The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., U.S. Bancorp Piper Jaffray, UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, UnionBanc Investment Services, United Brokerage Services, Inc., United Global Securities, United Heritage Financial Services, US Bancorp FID, US Bancorp Investments, USAllianz Securities, Inc., Uvest Financial Services Group Inc., VanDerbilt Securities, LLC, Vision Investment Services, Inc. Vorpahl Wing Securities, VSR Financial Services, Inc., Wachovia Securities, LLC. (various divisions), Wall Street Financial Group, Walnut Street Securities, Inc., Washington Mutual Financial, Waterstone Financial Group, Webster Investments, Weitzel Financial Services Inc., Wells Fargo Brokerage Services, L.L.C., WesBanco Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), Workman Securities Corp., World Equity Group Inc., WRP Investments, Inc., WWK Investments, Inc., XCU Capital Corporation, Inc.

    Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities:
AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company., Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

    For individual and group Contracts, for the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $52.5 million (excluding corporate-sponsorship related perquisites, Marketing Expense Allowances and home office travel and entertainment expenses) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $14.7 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. For the fiscal year ended December 31, 2006, total travel and entertainment expenses incurred by our wholesalers did not in the aggregate exceed approximately $5.7 million.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

    To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.

    On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

    On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

    The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically by Internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.85%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                                                      YEAR ENDING DECEMBER 31,
                                                                       2006             2005             2004             2002
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $14.830          $14.635          $13.335          $10.000
Accumulation unit value at end of period                               $17.541          $14.830          $14.635           $9.425
Number of accumulation units outstanding at end of period (in
 thousands)                                                                100              148               70               --
FRANKLIN SMALL-MID CAP GROWTH FUND
Accumulation unit value at beginning of period                         $12.331          $11.250          $10.338          $10.000
Accumulation unit value at end of period                               $13.147          $12.331          $11.250           $7.463
Number of accumulation units outstanding at end of period (in
 thousands)                                                                 62               72               21               --
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Accumulation unit value at beginning of period                          $9.226           $8.957           $8.382          $10.000
Accumulation unit value at end of period                                $9.831           $9.226           $8.957           $7.452
Number of accumulation units outstanding at end of period (in
 thousands)                                                                 19               87               75               --
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period                         $15.544          $14.170          $12.672          $10.000
Accumulation unit value at end of period                               $18.485          $15.544          $14.170           $9.125
Number of accumulation units outstanding at end of period (in
 thousands)                                                                113              100               34               --
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of period                         $13.232          $12.377          $11.416          $10.000
Accumulation unit value at end of period                               $14.764          $13.232          $12.377           $9.105
Number of accumulation units outstanding at end of period (in
 thousands)                                                                193              220               50               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period                          $3.090           $2.941           $2.674          $10.000
Accumulation unit value at end of period                                $3.687           $3.090           $2.941           $8.457
Number of accumulation units outstanding at end of period (in
 thousands)                                                                773            1,045              476               --
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning of period                          $1.824           $1.760           $1.639          $10.000
Accumulation unit value at end of period                                $2.088           $1.824           $1.760           $7.879
Number of accumulation units outstanding at end of period (in
 thousands)                                                                654              862              323               --
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning of period                         $14.928          $12.892          $11.542          $10.000
Accumulation unit value at end of period                               $16.540          $14.928          $12.892           $8.603
Number of accumulation units outstanding at end of period (in
 thousands)                                                                 30              150              109               --
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning of period                          $3.464           $3.397           $3.393          $10.000
Accumulation unit value at end of period                                $3.597           $3.464           $3.397          $10.014
Number of accumulation units outstanding at end of period (in
 thousands)                                                                176               62               70               --
HARTFORD SMALL COMPANY HLS FUND
Accumulation unit value at beginning of period                          $2.253           $1.878           $1.808          $10.000
Accumulation unit value at end of period                                $2.556           $2.253           $1.878           $7.307
Number of accumulation units outstanding at end of period (in
 thousands)                                                                 92              684              503               --
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period                          $7.141           $7.029           $6.904          $10.000
Accumulation unit value at end of period                                $7.420           $7.141           $7.029          $10.829
Number of accumulation units outstanding at end of period (in
 thousands)                                                                297              395              198               --

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                       2
 Safekeeping of Assets                                                    2
 Experts                                                                  2
 Non-Participating                                                        2
 Misstatement of Age or Sex                                               2
 Principal Underwriter                                                    2
PERFORMANCE RELATED INFORMATION                                           2
 Total Return for all Sub-Accounts                                        2
 Yield for Sub-Accounts                                                   3
 Money Market Sub-Accounts                                                3
 Additional Materials                                                     3
 Performance Comparisons                                                  4

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

           a.   attained age 59 1/2

           b.  severance from employment

           c.   died, or

           d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford CT 06144-1583

    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-4899-6) to me at the following address:

--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.

Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      4

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


[TO BE FILED BY AMENDMENT]


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past two years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $2,676,193; 2005:
$1,940,960 and 2004: $1,583,188.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1)6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is hte base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

  GROUP VARIABLE ANNUITY CONTRACTS                  [THE HARTFORD LOGO]
  SEPARATE ACCOUNT ELEVEN
  STANDARD (SERIES II)

    This prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.


    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.


    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of mutual funds that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For more information on the mutual funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying mutual funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE MUTUAL FUNDS. For a list of the Sub-Accounts available under the Contract, see the section entitled "The Funds."

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------

Prospectus Dated: May 1, 2007

Statement of Additional Information Dated: May 1, 2007

                               TABLE OF CONTENTS

SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 3
FEE TABLE                                                                 5
SUMMARY                                                                  15
PERFORMANCE RELATED INFORMATION                                          17
HARTFORD LIFE INSURANCE COMPANY                                          18
THE SEPARATE ACCOUNT                                                     18
THE FUNDS                                                                18
GENERAL ACCOUNT OPTION                                                   24
CONTRACT CHARGES                                                         24
 Contingent Deferred Sales Charge                                        24
 Annual Maintenance Fee                                                  25
 Is there ever a time when the Contingent Deferred Sales Charge          25
  or Annual Maintenance Fee do not apply?
 Mortality and Expense Risk and Administrative Charge                    26
 Premium Taxes                                                           27
 Transfer Fee                                                            27
 Experience Rating under the Contracts                                   27
 Negotiated Charges and Fees                                             27
 Charges of the Funds                                                    27
 Plan Related Expenses                                                   27
THE CONTRACTS                                                            28
 The Contracts Offered                                                   28
 Assignments                                                             28
 Pricing and Crediting of Contributions                                  28
 What is a Surrender Charge Offset?                                      29
 May I make changes in the amounts of my Contribution?                   29
 Can you transfer from one Sub-Account to another?                       29
 Dollar Cost Averaging                                                   32
 May I request a loan from my Participant Account?                       33
 How do I know what my Participant Account is worth?                     33
 How are the underlying Fund shares valued?                              34
DEATH BENEFITS                                                           35
 Determination of the Beneficiary                                        35
 Death before the Annuity Commencement Date                              35
 Death on or after the Annuity Commencement Date                         35
SETTLEMENT PROVISIONS                                                    36
 Can payment of the Surrender value ever be postponed beyond the         36
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      36
 How do I elect an Annuity Commencement Date and Annuity payout          37
  option?
 What is the minimum amount that I may select for an Annuity             37
  payout?
 How are Contributions made to establish an Annuity Account?             37
 Can a Contract be suspended by a Contract Owner?                        37
 Annuity Payment Options                                                 37
 Systematic Withdrawal Option                                            38
 How are Variable Annuity payouts determined?                            39
FEDERAL TAX CONSIDERATIONS                                               40
 A. General                                                              40
 B. Taxation of Hartford and the Separate Account                        40
 C. Diversification of the Separate Account                              40
 D. Tax Ownership of the Assets in the Separate Account                  40
 E. Non-Natural Persons as Owners                                        41
 F. Annuity Purchases by Nonresident Aliens and Foreign                  42
  Corporations
 G. Generation Skipping Transfer Tax                                     42
MORE INFORMATION                                                         50
 Can a Contract be modified?                                             50
 Can Hartford waive any rights under a Contract?                         50
 How Contracts are sold?                                                 50
 Who is the custodian of the Separate Account's assets?                  53
 Are there any material legal proceedings affecting the Separate         53
  Account?
 How may I get additional information?                                   54
APPENDIX I -- ACCUMULATION UNIT VALUES                                   55
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                80

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payouts to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: Attention: IPD/Retirement Plan Service Center, 200 Hopmeadow Street, Simsbury, CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payouts we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee of an Employer electing to participate in a Contract.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SURRENDER: Any partial or complete withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT.

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                         5%
  During Second Year                                                                                        4%
  During Third Year                                                                                         3%
  During Fourth Year                                                                                        2%
  During Fifth Year                                                                                         1%
  During Sixth Year and thereafter                                                                          0%

------------

(1) The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                   $30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (4)


  BEFORE ANNUITY COMMENCEMENT DATE:



RANGE OF MORTALITY AND EXPENSE RISK AND
ADMINISTRATIVE CHARGE FOR AGGREGATE
PARTICIPANT ACCOUNTS                                                     CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                       1.25%
 $3,500,000.00 to $4,999,999.99                                            1.05%
 $5,000,000.00 to $24,999,999.99                                           0.85%
 $25,000,000.00 to $34,999,999.99                                          0.75%
 $35,000,000.00 to $49,999,999.99                                          0.65%
 $50,000,000.00 to $69,999,999.99                                          0.50%
 $70,000,000.00 to $84,999,999.99                                          0.35%
 $85,000,000.00 to $99,999,999.99                                          0.15%
 $100,000,000.00 and over                                                  0.00%


AFTER ANNUITY COMMENCEMENT DATE:

 All Participant Accounts                                                  1.25%

------------

(3) The Annual Maintenance Fee is deducted from the Participant's Account at the end of each calendar quarter and is equal to an annual charge of $30. It is deducted proportionally from the investment options in use at the time of the charge.

(4) The Mortality and Expense Risk and Administrative Charge can be reduced (see "Experience Rating Under the Contracts" and "Negotiated Charges and Fees.")

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees". We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.18%              1.55%
(these are expenses that are deducted from Fund
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)

    THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END

                        (As a percentage of net assets)

                                        DISTRIBUTION                             ACQUIRED             TOTAL
                                           AND/OR                                  FUND              ANNUAL
                     MANAGEMENT        SERVICE(12B-1)           OTHER            FEES AND           OPERATING
UNDERLYING FUND:         FEE                FEES              EXPENSES           EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL
 FUNDS:
AIM Real Estate          0.90%               0.25%               0.31%                N/A              1.46%
 Fund --Class A
AllianceBernstein        0.43%               0.29%               0.18%                N/A              0.90%
 Balanced Shares
 Fund --Class A
AllianceBernstein Global   0.75%             0.30%               0.29%                N/A              1.34%
 Value Fund --
 Class A
AllianceBernstein        0.71%               0.30%               0.18%                N/A              1.19%
 International
 Value Fund --
 Class A
American Century         1.00%               0.50%                 N/A                N/A              1.50%
 Small Cap Value
 Fund --Advisor
 Class
American Century         0.74%               0.50%                 N/A                N/A              1.24%
 Ultra(R) Fund
 --Advisor Class
American Century         0.75%               0.50%                 N/A                N/A              1.25%
 Vista (sm) Fund
 -- Advisor
 Class
American Funds           0.38%               0.50%               0.25%                N/A              1.13%
 Capital World
 Growth & Income
 Fund -- Class
 R3
American Funds           0.43%               0.50%               0.22%                N/A              1.15%
 EuroPacific
 Growth Fund --
 Class R3
American Funds           0.28%               0.50%               0.18%                N/A              0.96%
 The Growth Fund
 of America --
 Class R3
Ariel                    0.67%               0.25%               0.24%                N/A              1.16%
 Appreciation
 Fund
Ariel Fund               0.57%               0.25%               0.25%                N/A              1.07%
Artisan Mid Cap          0.95%                 N/A               0.25%                N/A              1.20%
 Value Fund --
 Investor Class

                      CONTRACTUAL          NET TOTAL
                      FEE WAIVER             ANNUAL
                    AND/OR EXPENSE         OPERATING
UNDERLYING FUND:     REIMBURSEMENT          EXPENSES
----------------
RETAIL MUTUAL
 FUNDS:
AIM Real Estate           0.17%               1.29%  (1)
 Fund --Class A
AllianceBernstei            N/A               0.90%
 Balanced Shares
 Fund --Class A
AllianceBernstei            N/A               1.34%
 Value Fund --
 Class A
AllianceBernstei            N/A               1.19%
 International
 Value Fund --
 Class A
American Century            N/A               1.50%
 Small Cap Value
 Fund --Advisor
 Class
American Century            N/A               1.24%
 Ultra(R) Fund
 --Advisor Class
American Century            N/A               1.25%
 Vista (sm) Fund
 -- Advisor
 Class
American Funds              N/A               1.13%  (2)
 Capital World
 Growth & Income
 Fund -- Class
 R3
American Funds              N/A               1.15%  (3)
 EuroPacific
 Growth Fund --
 Class R3
American Funds              N/A               0.96%  (4)
 The Growth Fund
 of America --
 Class R3
Ariel                       N/A               1.16%
 Appreciation
 Fund
Ariel Fund                  N/A               1.07%
Artisan Mid Cap             N/A               1.20%  (5)
 Value Fund --
 Investor Class

                                        DISTRIBUTION                             ACQUIRED             TOTAL
                                           AND/OR                                  FUND              ANNUAL
                     MANAGEMENT        SERVICE(12B-1)           OTHER            FEES AND           OPERATING
UNDERLYING FUND:         FEE                FEES              EXPENSES           EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------------
Baron Small Cap          1.00%               0.25%               0.07%                N/A              1.32%
 Fund
Calvert Large            0.97%               0.25%               0.30%                N/A              1.52%
 Cap Growth Fund
 -- Class A
Calvert Social           0.70%               0.25%               0.28%                N/A              1.23%
 Investment Fund
 Equity
 Portfolio --
 Class A
CRM Mid Cap              0.75%                 N/A               0.31%                N/A              1.06%
 Value Fund --
 Investor Class
Davis New York           0.49%               0.25%               0.14%                N/A              0.88%
 Venture Fund --
 Class A
Domini Social            0.30%               0.25%               0.64%                N/A              1.19%
 Equity Fund --
 Investor Class
Dreyfus Midcap           0.25%                 N/A               0.25%                N/A              0.50%
 Index Fund --
 Class A
Franklin Small           0.69%               0.32%               0.25%              0.04%              1.30%
 Cap Value Fund
 -- Class A
GE Premier               0.60%               0.25%               0.17%                N/A              1.02%
 Growth Equity
 Fund -- Class A
Goldman Sachs            0.69%               0.25%               0.20%                N/A              1.14%
 High Yield Fund
 -- Class A
Goldman Sachs            0.71%               0.25%               0.21%                N/A              1.17%
 Mid Cap Value
 Fund -- Class A
Hotchkis and             0.75%               0.25%               0.22%                N/A              1.22%
 Wiley Large Cap
 Value Fund --
 Class A
Keeley Small Cap         0.96%               0.25%               0.18%                N/A              1.39%
 Value Fund
Legg Mason Value         0.66%               0.25%               0.12%                N/A              1.03%
 Trust - -
 Financial
 Intermediary
 Class
Lifepath 2010            0.35%                 N/A               0.84%                N/A              1.19%
 Portfolio --
 Class I
Lifepath 2020            0.35%                 N/A               0.84%                N/A              1.19%
 Portfolio --
 Class I
Lifepath 2030            0.35%                 N/A               0.83%                N/A              1.18%
 Portfolio --
 Class I
Lifepath 2040            0.35%                 N/A               0.83%                N/A              1.18%
 Portfolio --
 Class I
Lifepath                 0.35%                 N/A               0.84%                N/A              1.19%
 Retirement
 Portfolio --
 Class I
Lord Abbett              0.73%               0.45%               0.29%                N/A              1.47%
 Small-Cap Blend
 Fund -- Class P
MFS                      0.93%               0.35%               0.27%                N/A              1.55%
 International
 New Discovery
 Fund -- Class A
Munder MidCap            0.75%               0.25%               0.29%                N/A              1.29%
 Core Growth
 Fund -- Class A
Neuberger Berman         0.93%               0.10%               0.10%                N/A              1.13%
 Socially
 Responsible
 Fund -- Trust
 Class
Oppenheimer              0.85%               0.24%               0.28%                N/A              1.37%
 Developing
 Markets Fund --
 Class A
PIMCO Real               0.25%               0.25%               0.40%                N/A              0.90%
 Return Fund --
 Class A
Royce Value Plus         1.00%               0.25%               0.15%                N/A              1.40%
 Fund --
 Investment
 Class
SSgA S&P 500             0.05%               0.08%               0.06%                N/A              0.18%
 Index Fund
Templeton Growth         0.57%               0.25%               0.23%                N/A              1.05%
 Fund - - Class
 A
Van Kampen               0.37%               0.25%               0.18%                N/A              0.80%
 Comstock Fund
 -- Class A

                      CONTRACTUAL          NET TOTAL
                      FEE WAIVER             ANNUAL
                    AND/OR EXPENSE         OPERATING
UNDERLYING FUND:     REIMBURSEMENT          EXPENSES
----------------
Baron Small Cap             N/A               1.32%
 Fund
Calvert Large               N/A               1.52%  (6)
 Cap Growth Fund
 -- Class A
Calvert Social              N/A               1.23%  (7)
 Investment Fund
 Equity
 Portfolio --
 Class A
CRM Mid Cap                 N/A               1.06%  (8)
 Value Fund --
 Investor Class
Davis New York              N/A               0.88%
 Venture Fund --
 Class A
Domini Social               N/A               1.19%  (9)
 Equity Fund --
 Investor Class
Dreyfus Midcap              N/A               0.50%
 Index Fund --
 Class A
Franklin Small              N/A               1.30%  (10)
 Cap Value Fund
 -- Class A
GE Premier                  N/A               1.02%
 Growth Equity
 Fund -- Class A
Goldman Sachs               N/A               1.14%  (11)
 High Yield Fund
 -- Class A
Goldman Sachs               N/A               1.17%  (12)
 Mid Cap Value
 Fund -- Class A
Hotchkis and                N/A               1.22%
 Wiley Large Cap
 Value Fund --
 Class A
Keeley Small Cap            N/A               1.39%
 Value Fund
Legg Mason Value            N/A               1.03%
 Trust - -
 Financial
 Intermediary
 Class
Lifepath 2010             0.34%               0.85%  (13)
 Portfolio --
 Class I
Lifepath 2020             0.34%               0.85%  (13)
 Portfolio --
 Class I
Lifepath 2030             0.33%               0.85%  (13)
 Portfolio --
 Class I
Lifepath 2040             0.33%               0.85%  (13)
 Portfolio --
 Class I
Lifepath                  0.34%               0.85%  (13)
 Retirement
 Portfolio --
 Class I
Lord Abbett                 N/A               1.47%
 Small-Cap Blend
 Fund -- Class P
MFS                         N/A               1.55%
 International
 New Discovery
 Fund -- Class A
Munder MidCap               N/A               1.29%
 Core Growth
 Fund -- Class A
Neuberger Berman            N/A               1.13%
 Socially
 Responsible
 Fund -- Trust
 Class
Oppenheimer                 N/A               1.37%
 Developing
 Markets Fund --
 Class A
PIMCO Real                  N/A               0.90%  (14)
 Return Fund --
 Class A
Royce Value Plus            N/A               1.40%
 Fund --
 Investment
 Class
SSgA S&P 500                N/A               0.18%  (15)
 Index Fund
Templeton Growth            N/A               1.05%
 Fund - - Class
 A
Van Kampen                  N/A               0.80%
 Comstock Fund
 -- Class A

                                        DISTRIBUTION                             ACQUIRED             TOTAL
                                           AND/OR                                  FUND              ANNUAL
                     MANAGEMENT        SERVICE(12B-1)           OTHER            FEES AND           OPERATING
UNDERLYING FUND:         FEE                FEES              EXPENSES           EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------------
Van Kampen               0.35%               0.25%               0.18%                N/A              0.78%
 Equity and
 Income Fund --
 Class A
Victory                  0.59%                 N/A               0.48%                N/A              1.07%
 Diversified
 Stock Fund --
 Class A
Victory Special          0.75%                 N/A               0.50%                N/A              1.25%
 Value Fund --
 Class A
DREYFUS INDEX
 FUNDS, INC.
Dreyfus Smallcap         0.35%               0.25%               0.01%                N/A              0.61%
 Stock Index
 Fund -- Class
 A*
DREYFUS LAUREL
 FUNDS, INC.
Dreyfus Premier          1.25%               0.25%               0.01%                N/A              1.51%
 Small Cap Value
 Fund -- Class
 A*
INSURANCE
COMPANY
DEDICATED MUTUAL
FUNDS:
HARTFORD HLS
 SERIES FUND II,
 INC.
Hartford Growth          0.61%                 N/A               0.04%                N/A              0.65%
 Opportunities
 HLS Fund --
 Class IA
Hartford                 0.62%                 N/A               0.04%                N/A              0.66%
 LargeCap Growth
 HLS Fund --
 Class IA
Hartford                 0.61%                 N/A               0.03%                N/A              0.64%
 SmallCap Growth
 HLS Fund --
 Class IA
Hartford Value           0.62%                 N/A               0.02%                N/A              0.64%
 Opportunities
 HLS Fund --
 Class IA
HARTFORD SERIES
 FUND, INC.
Hartford Global          0.76%                 N/A               0.06%                N/A              0.82%
 Advisers HLS
 Fund -- Class
 IA
Hartford Growth          0.79%                 N/A               0.05%                N/A              0.84%
 HLS Fund --
 Class IA
Hartford                 0.80%                 N/A               0.08%                N/A              0.88%
 International
 Capital
 Appreciation
 HLS Fund --
 Class IA
Hartford Total           0.46%                 N/A               0.04%                N/A              0.50%
 Return Bond HLS
 Fund -- Class
 IA

                      CONTRACTUAL          NET TOTAL
                      FEE WAIVER             ANNUAL
                    AND/OR EXPENSE         OPERATING
UNDERLYING FUND:     REIMBURSEMENT          EXPENSES
----------------
Van Kampen                  N/A               0.78%
 Equity and
 Income Fund --
 Class A
Victory                     N/A               1.07%  (16)
 Diversified
 Stock Fund --
 Class A
Victory Special             N/A               1.25%  (16)
 Value Fund --
 Class A
DREYFUS INDEX
 FUNDS, INC.
Dreyfus Smallcap            N/A               0.61%
 Stock Index
 Fund -- Class
 A*
DREYFUS LAUREL
 FUNDS, INC.
Dreyfus Premier             N/A               1.51%
 Small Cap Value
 Fund -- Class
 A*
INSURANCE
COMPANY
DEDICATED MUTUAL
FUNDS:
HARTFORD HLS
 SERIES FUND II,
 INC.
Hartford Growth             N/A               0.65%
 Opportunities
 HLS Fund --
 Class IA
Hartford                    N/A               0.66%  (17)
 LargeCap Growth
 HLS Fund --
 Class IA
Hartford                    N/A               0.64%
 SmallCap Growth
 HLS Fund --
 Class IA
Hartford Value              N/A               0.64%
 Opportunities
 HLS Fund --
 Class IA
HARTFORD SERIES
 FUND, INC.
Hartford Global             N/A               0.82%
 Advisers HLS
 Fund -- Class
 IA
Hartford Growth             N/A               0.84%
 HLS Fund --
 Class IA
Hartford                    N/A               0.88%
 International
 Capital
 Appreciation
 HLS Fund --
 Class IA
Hartford Total
 Return Bond HLS
 Fund -- Class
 IA

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specific maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion).

(2) The fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees. Management fees and total expenses do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Fund's prospectus.

     12b-1 fees may not exceed 0.75% of average net assets annually.

(3) The fund's investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and is expected to continue at this level until further review. In addition, the investment adviser paid a portion of the fund's transfer agent fees. Total annual fund operating expenses do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Fund's prospectus.

     12b-1 fees may not exceed 0.75% of average net assets annually.

(4) The fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees. Expenses shown above do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/ reimbursement on total annual fund operating expenses can be found in the Fund's prospectus.

     12b-1 fees may not exceed 0 .75% of average net assets annually.

(5) Artisan Mid Cap Value Fund pays a management fee to Artisan Partners of 1.00% of the first $500 million of net assets, 0.975% of the next $250 million, 0.950% of the next $250 million and 0.925% of net assets in excess of $1 billion. The management fee for the fiscal year ended September 30, 2006 was 0.95% of the Fund's average net assets.

     Artisan pays 35 basis points as an administrative services fee for the recordkeeping and other administrative services that The Hartford provides.

(6) Annual fund operating expenses are based on expenses for the Fund's most recent fiscal year unless otherwise noted. Management fees include the Subadvisory fees paid by the Advisor ("Calvert"), or in the case of Calvert Large Cap Growth, paid by the Fund, to the Subadvisors, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. The subadvisory fees for Calvert Large Cap Growth are subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to the S&P 500 Index.

     Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2008. This expense limitation does not limit the acquired fund fees and expenses incurred by a shareholder. Only the Board of Trustees/Directors of the applicable Fund may terminate the Fund's expense cap for the contractual period. Direct net operating expenses will not exceed 1.50% for Calvert Large Cap Growth -- Class A. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments and taxes. The Fund does not expect to incur a material amount of interest expense in the fiscal year. Each Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. The amount the Advisor benefited from the credit did not exceed 0.02% for any Fund listed above. See Statement of Additional Information "Investment Advisor and Subadvisors".

     The contractual expense cap is exclusive of any performance fee adjustment. The amounts shown in the table reflect a positive 0.07% performance fee adjustment. The maximum performance fee adjustment is 0.25%. Accordingly, assuming no change in assets, the adjustment would have the effect of raising net expenses to a maximum of 1.75% on Class A.

(7) Annual fund operating expenses are based on expenses for the Fund's most recent fiscal year unless otherwise noted. Management fees include the Subadvisory fees paid by the Advisor ("Calvert") to the Subadvisors, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert.

(8) The Fund has a management fee payable in accordance with the following schedule: 0.75% on net assets up to and including $1 billion; 0.70% on net assets over $4 billion and up to and including $2 billion; and 0.65% on net assets over $2 billion.

(9) Until November 30, 2007, Domini Social Investments LLC has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses, net of waivers and reim bursements, will not exceed, on a per annum basis, 1.15% of the average daily net assets representing investor shares, absent an earlier modification by the Board of Trustees, which oversees the Fund.

(10) Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights of the Fund's prospectus, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

     The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission.

(11) Expense ratios are the Total Fund Operating Expenses for the Fund, and are shown above before current expense waivers and limitations. Total Fund Operating Expenses after current expense waivers and limitations are listed below. They may be changed at the option of the investment adviser without shareholder approval.

     Management Fees: 0.69%, Distribution (12b1) Fees: 0.25%, Other Expenses:
     0.18%, Total Fund Operating Expenses: 1.12% as of 02/28/2007.

(12) No waivers are in effect as of the most recent prospectus dated December 29, 2006.

(13) BGFA, the investment adviser to the Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2007.

     Other expenses reflect each LifePath Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

     The Funds' service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time.

(14) Other Expenses reflect an administrative fee of 0.40%.

(15) The Adviser has contractually agreed to waive up to the full amount of the Advisory fee and reimburse the S&P 500 Index Fund for all expenses (exclusive of non-recurring account fees and extraordinary expenses) in excess of 0.18% of average daily net assets on an annual basis until December 31, 2007.

(16) There is a 0.25% Shareholder Servicing Fee on Class A shares.

(17) Effective November 13, 2006, HL Advisors voluntarily agreed to waive management fees of 0.21% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.41% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold shares of the fund are 0.45%.

EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $662
3 years                                                                     $882
5 years                                                                   $1,096
10 years                                                                  $2,133

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $159
3 years                                                                     $552
5 years                                                                     $966
10 years                                                                  $2,103

     (3) If you do not Surrender your Contract:

1 year                                                                      $189
3 years                                                                     $582
5 years                                                                     $996
10 years                                                                  $2,133

     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $698
3 years                                                                     $990
5 years                                                                   $1,279
10 years                                                                  $2,509

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $195
3 years                                                                     $660
5 years                                                                   $1,149
10 years                                                                  $2,479

     (3) If you do not Surrender your Contract:

1 year                                                                      $225
3 years                                                                     $690
5 years                                                                   $1,179
10 years                                                                  $2,509

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $714
3 years                                                                   $1,037
5 years                                                                   $1,357
10 years                                                                  $2,667

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $210
3 years                                                                     $707
5 years                                                                   $1,227
10 years                                                                  $2,637

     (3) If you do not Surrender your Contract:

1 year                                                                      $240
3 years                                                                     $737
5 years                                                                   $1,257
10 years                                                                  $2,667

     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $729
3 years                                                                   $1,083
5 years                                                                   $1,434
10 years                                                                  $2,822

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $226
3 years                                                                     $753
5 years                                                                   $1,304
10 years                                                                  $2,792

     (3) If you do not Surrender your Contract:

1 year                                                                      $256
3 years                                                                     $783
5 years                                                                   $1,334
10 years                                                                  $2,822

     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $750
3 years                                                                   $1,143
5 years                                                                   $1,537
10 years                                                                  $3,026

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $246
3 years                                                                     $815
5 years                                                                   $1,407
10 years                                                                  $2,996

     (3) If you do not Surrender your Contract:

1 year                                                                      $276
3 years                                                                     $845
5 years                                                                   $1,437
10 years                                                                  $3,026

     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $791
3 years                                                                   $1,263
5 years                                                                   $1,739
10 years                                                                  $3,420

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $287
3 years                                                                     $937
5 years                                                                   $1,609
10 years                                                                  $3,390

     (3) If you do not Surrender your Contract:

1 year                                                                      $317
3 years                                                                     $967
5 years                                                                   $1,639
10 years                                                                  $3,420

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit Values. Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-528-9009.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    We do not deduct sales charges at the time Contributions are made to the Contract. We deduct a Contingent Deferred Sales Charge from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                                        CONTINGENT DEFERRED
                                                                           SALES CHARGE
                                                                           AS A PERCENT
                                                                          OF PARTICIPANT
PARTICIPANT'S CONTRACT YEARS                                                  ACCOUNT
-------------------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").


    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:



PARTICIPANT ACCOUNTS                                                     CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                       1.25%
 $3,500,000.00 to $4,999,999.99                                            1.05%
 $5,000,000.00 to $24,999,999.99                                           0.85%
 $25,000,000.00 to $34,999,999.99                                          0.75%
 $35,000,000.00 to $49,999,999.99                                          0.65%
 $50,000,000.00 to $69,999,999.99                                          0.50%
 $70,000,000.00 to $84,999,999.99                                          0.35%
 $85,000,000.00 to $99,999,999.99                                          0.15%
 $100,000,000.00 and over                                                  0.00%


    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct during the Accumulation Period and at the time of annuitization, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders by the Annuitant are subject to the limitations set forth in the contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of the Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and Administrative Expense Charge, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you, or participants, allocate a portion of the value of a Contract to a Money Market Sub-Account, that portion of the value of the Contract may decrease in value.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.

SUB-ACCOUNT                INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
AIM Real Estate Fund --    High total return through     A I M Advisors, Inc.
 Class A                   growth of capital and         Sub-advised by INVESCO
                           current income                Institutional (N.A.), Inc.
AllianceBernstein          Total return consistent with  AllianceBernstein L.P.
 Balanced Shares Fund --   reasonable risks through a
 Class A                   combination of income and
                           long-term growth of capital
AllianceBernstein Global   Long-term growth of capital   AllianceBernstein L.P.
 Value Fund -- Class A
AllianceBernstein          Long-term growth of capital   AllianceBernstein L.P.
 International Value Fund
 -- Class A
American Century Small     Long-term capital growth;     American Century Investment
 Cap Value Fund --         income is a secondary         Management, Inc.
 Advisor Class (closed to  objective
 contracts issued on or
 after May 1, 2006)
American Century Ultra(R)  Long-term growth of capital   American Century Investment
 Fund -- Advisor Class                                   Management, Inc.
American Century           Long-term capital growth      American Century Investment
 Vista(SM) Fund --                                       Management, Inc.
 Advisor Class
American Funds Capital     Long-term growth of capital   Capital Research and
 World Growth & Income     while providing current       Management Company
 Fund -- Class R3          income
American Funds             Long-term growth of capital   Capital Research and
 EuroPacific Growth Fund                                 Management Company
 -- Class R3
American Funds The Growth  Growth of capital             Capital Research and
 Fund of America -- Class                                Management Company
 R3
Ariel Appreciation Fund    Seeks long-term capital       Ariel Capital Management, LLC
                           appreciation
Ariel Fund                 Seeks long-term capital       Ariel Capital Management, LLC
                           appreciation
Artisan Mid Cap Value      Maximum long-term capital     Artisan Partners Limited
 Fund -- Investor Class    growth                        Partnership
 (closed to contracts
 issued on or after
 January 31, 2006)
Baron Small Cap Fund       Capital appreciation          BAMCO, Inc.
Calvert Large Cap Growth   Seeks to exceed the stock     Calvert Asset Management
 Fund -- Class A           market total return           Company, Inc.
                           (primarily through capital    Sub-advised by Bridgeway
                           appreciation) at a level of   Capital Management, Inc.
                           total risk equal to that of
                           the stock market over longer
                           periods of time (three years
                           or more). The S&P 500 Index
                           with dividends reinvested
                           serves as a proxy for "stock
                           market" in this objective.
Calvert Social Investment  Seeks growth of capital       Calvert Asset Management
 Fund Equity Portfolio --  through investment in stocks  Company, Inc.
 Class A                   of issuers in industries      Sub-advised by Atlanta Capital
                           believed to offer             Management Company, Inc.
                           opportunities for potential
                           capital appreciation and
                           which meet the Fund's
                           investment and social
                           criteria

SUB-ACCOUNT                INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
CRM Mid Cap Value Fund --  Long-term capital             Cramer Rosenthal McGlynn, LLC
 Investor Class (closed    appreciation
 to contracts issued on
 or after March 1, 2006)
Davis New York Venture     Long-term growth of capital   Davis Selected Advisers, L.P.
 Fund -- Class A                                         Sub-advised by Davis Selected
                                                         Advisers -- NY, Inc.
Domini Social Equity Fund  Seeks long-term total return  Domini Social Investments, LLC
 -- Investor Class         that matches the performance
                           of the Domini 400 Social
                           Index(SM)
Dreyfus Midcap Index Fund  Seeks to match the            The Dreyfus Corporation
 -- Class A                performance of the S&P
                           MidCap 400 Index
Franklin Small Cap Value   Total return                  Franklin Advisory Services,
 Fund -- Class A                                         LLC
GE Premier Growth Equity   Long-term growth of capital   GE Asset Management
 Fund -- Class A                                         Incorporated
Goldman Sachs High Yield   A high level of current       Goldman Sachs Asset
 Fund -- Class A           income and may also consider  Management, L.P.
                           the potential for capital
                           appreciation
Goldman Sachs Mid Cap      Long-term capital             Goldman Sachs Asset
 Value Fund -- Class A     appreciation                  Management, L.P.
Hotchkis and Wiley Large   Current income and long-term  Hotchkis and Wiley Capital
 Cap Value Fund -- Class   growth of income, as well as  Management, LLC
 A (closed to contracts    capital appreciation
 issued on or after
 February 1, 2007)
Keeley Small Cap Value     Capital appreciation          Keeley Asset Management Corp.
 Fund
Legg Mason Value Trust --  Long-term growth of capital   Legg Mason Capital Management,
 Financial Intermediary                                  Inc.
 Class
Lifepath 2010 Portfolio    Managed for investors         Barclays Global Fund Advisers
 -- Class I                planning to retire in
                           approximately 2010
Lifepath 2020 Portfolio    Managed for investors         Barclays Global Fund Advisers
 -- Class I                planning to retire in
                           approximately 2020
Lifepath 2030 Portfolio    Managed for investors         Barclays Global Fund Advisers
 -- Class I                planning to retire in
                           approximately 2030
Lifepath 2040 Portfolio    Managed for investors         Barclays Global Fund Advisers
 -- Class I                planning to retire in
                           approximately 2040
Lifepath Retirement        Managed for investors         Barclays Global Fund Advisers
 Portfolio -- Class I      planning to seek income and
                           moderate long-term growth of
                           capital
Lord Abbett Small-Cap      Long-term growth of capital   Lord, Abbett & Co. LLC
 Blend Fund -- Class P     by investing primarily in
                           stocks of small companies
MFS International New      Capital appreciation          Massachusetts Financial
 Discovery Fund -- Class                                 Services Company
 A (closed to contracts
 issued on or after
 September 1, 2006)
Munder MidCap Core Growth  Long-term capital             Munder Capital Management
 Fund -- Class A           appreciation
Neuberger Berman Socially  Seeks long-term growth of     Neuberger Berman Management
 Responsible Fund --       capital by investing          Inc. Sub-advised by Neuberger
 Trust Class               primarily in securities       Berman, LLC
                           companies that meet the
                           Fund's financial criteria
                           and social policy

SUB-ACCOUNT                INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
Oppenheimer Developing     Aggressively seeks long-term  OppenheimerFunds, Inc.
 Markets Fund -- Class A   capital appreciation
 (closed to contracts
 that do not have assets
 allocated to the Fund as
 of the close of the New
 York Stock Exchange on
 September 6, 2006)
PIMCO Real Return Fund --  Maximum real return,          PIMCO
 Class A                   consistent with preservation
                           of real capital and prudent
                           investment management.
Royce Value Plus Fund --   Long-term growth of capital   Royce & Associates, LLC
 Investment Class
SSgA S&P 500 Index Fund    Seeks to replicate the total  SSgA Funds Management, Inc.
                           return of the S&P 500 Index
Templeton Growth Fund --   Long-term growth of capital   Templeton Global Advisors
 Class A                                                 Limited
Van Kampen Comstock Fund   To seek capital growth and    Van Kampen Asset Management
 -- Class A                income through investments
                           in equity securities,
                           including common stocks,
                           preferred stocks and
                           securities convertible into
                           common and preferred stocks
Van Kampen Equity and      To seek the highest possible  Van Kampen Asset Management
 Income Fund -- Class A    income consistent with
                           safety of principal. Long
                           term growth of capital is an
                           important secondary
                           investment objective
Victory Diversified Stock  Long-term capital growth      Victory Capital Management
 Fund -- Class A
Victory Special Value      Long-term capital growth and  Victory Capital Management
 Fund -- Class A           dividend income
DREYFUS INDEX FUNDS, INC.
Dreyfus Smallcap Stock     Seeks to match the            The Dreyfus Corporation
 Index Fund -- Class A     performance of the S&P
                           SmallCap 600 Index
DREYFUS LAUREL FUNDS,
 INC.
Dreyfus Premier Small Cap  Capital appreciation          The Dreyfus Corporation
 Value Fund -- Class A
 (closed to contracts
 issued on or after April
 1, 2006)
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
HARTFORD HLS SERIES FUND
 II, INC.
Hartford Growth            Capital appreciation          HL Investment Advisors, LLC
 Opportunities HLS Fund                                  Sub-advised by Wellington
 -- Class IA                                             Management Company, LLP
Hartford LargeCap Growth   Long-term growth of capital   HL Investment Advisors, LLC
 HLS Fund -- Class IA                                    Sub-advised by Hartford
                                                         Investment Management Company
Hartford SmallCap Growth   Maximize capital              HL Investment Advisors, LLC
 HLS Fund -- Class IA      appreciation                  Sub-advised by Wellington
                                                         Management Company, LLP and
                                                         Hartford Investment Management
                                                         Company

SUB-ACCOUNT                INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
Hartford Value             Capital appreciation          HL Investment Advisors, LLC
 Opportunities HLS Fund                                  Sub-advised by Wellington
 -- Class IA                                             Management Company, LLP
HARTFORD SERIES FUND,
 INC.
Hartford Global Advisers   Maximum long-term total rate  HL Investment Advisors, LLC
 HLS Fund -- Class IA      of return                     Sub-advised by Wellington
                                                         Management Company, LLP
Hartford Growth HLS Fund   Long-term capital             HL Investment Advisors, LLC
 -- Class IA               appreciation                  Sub-advised by Wellington
                                                         Management Company, LLP
Hartford International     Capital appreciation          HL Investment Advisors, LLC
 Capital Appreciation HLS                                Sub-advised by Wellington
 Fund -- Class IA                                        Management Company, LLP
Hartford Total Return      Competitive total return,     HL Investment Advisors, LLC
 Bond HLS Fund -- Class    with income as a secondary    Sub-advised by Hartford
 IA                        objective                     Investment Management Company

    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your Plan through the Contract. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. These fees and payments are received by Hartford under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.70% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and compensation sometimes referred to as "revenue sharing" payments. Hartford receives these fees and payments for its own account and expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your Plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the Plan's investment in the fund.

         If the Plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per Plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the Plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD LIFE: Hartford Life pays fees to the organizations listed below in exchange for an endorsement of our program. As part of the endorsement, Hartford Life is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our program.

    Hartford Life also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford Life

        1.   Peace Officers Research Association of California;

        2.   The National Association of Police Officers;

        3.   Florida Police Benevolent Association, Inc.;

        4.   Police Benevolent & Protective Association of Illinois; and

        5.   Combined Law Enforcement Association of Texas.

    PAYMENTS TO INDUSTRY AND TRADE ORGANIZATIONS: As an active member of the retirement industry, Hartford Life makes payments to various industry and trade organizations. These payments are made in connection with Hartford Life's membership, sponsorship or participation in events of these organizations. Hartford Life makes these payments in order to communicate its position on retirement industry issues and further its position as an industry leader.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The purpose of the Contingent Deferred Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to distributing organizations and their sales personnel, and

       -   other distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    There is no deduction for the Contingent Deferred Sales Charge at the time Contributions are made to the Contract. The Contingent Deferred Sales Charge is deducted from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                                        CONTINGENT DEFERRED
PARTICIPANT'S CONTRACT YEARS                                               SALES CHARGE
-------------------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    We deduct one-quarter of the Annual Maintenance Fee on the last business day of each calendar quarter. However, if you Surrender the value of your Participant Account in full at any time before the last business day of the calendar quarter, we will deduct one quarter of the Annual Maintenance Fee from the proceeds of the Surrender. We do not deduct the Annual Maintenance Fee during the Annuity Period under a Contract. We deduct the Annual Maintenance Fee on a pro rata basis from the value of the Sub-Accounts chosen with respect to a Participant Account.

IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

       - severance from employment with the Employer on or after the Participant Contract Year 5 for Participants age 59 1/2 or older,

       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payment options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payment option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year. The minimum amount you can withdraw under this provision is $250.

    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The rate of the charge depends on the aggregate level of Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer.


BEFORE ANNUITY COMMENCEMENT DATE



PARTICIPANT ACCOUNTS                                                     CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                       1.25%
 $3,500,000.00 to $4,999,999.99                                            1.05%
 $5,000,000.00 to $24,999,999.99                                           0.85%
 $25,000,000.00 to $34,999,999.99                                          0.75%
 $35,000,000.00 to $49,999,999.99                                          0.65%
 $50,000,000.00 to $69,999,999.99                                          0.50%
 $70,000,000.00 to $84,999,999.99                                          0.35%
 $85,000,000.00 to $99,999,999.99                                          0.15%
 $100,000,000.00 and over                                                  0.00%


AFTER ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                  1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.


    The Contracts are not available for issuance except as described above.


    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your Plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. There is a $30 minimum amount for initial Contributions or subsequent Contributions that may be made on behalf of a Participant Account under a Contract, unless the Employer's plan provides otherwise, in which case the minimum amount shall not be less than $10. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

    For Example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service. Once you reach the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    THE CONTRACTS PROVIDE FOR A TRANSFER FEE OF $5 THAT APPLIES TO EACH TRANSFER IN EXCESS OF 12 MADE IN A PARTICIPANT CONTRACT YEAR. WE DO NOT CURRENTLY CHARGE THE $5 TRANSFER FEE.

    WE MAKE NO ASSURANCES THAT THE TRANSFER RULE IS OR WILL BE EFFECTIVE IN DETECTING OR PREVENTING MARKET TIMING.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES (EFFECTIVE UNTIL JULY 1, 2007)

    We may provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy.

    We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Participants who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We then provide the Fund with information from the list so that it can determine whether the transfer activity violates its abusive transfer policy. The Fund notifies us of each Participant in violation of its abusive transfer policy.

    Hartford provides the Fund's notice to plan sponsors. BASED ON THIS INFORMATION, YOUR PLAN SPONSOR MAY RESTRICT, SUSPEND OR TERMINATE PARTICIPANTS' SUB-ACCOUNT TRANSFER PRIVILEGES. A plan sponsor may restrict, suspend or terminate a Participant's Sub-Account transfer privileges for a specified period of time or indefinitely.

    FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)

    You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. These penalties will affect a Contract Owner's or Participant's ability to purchase shares of the underlying funds. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

    Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - Our policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant

Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, may be prohibited. We do not currently enforce this prohibition.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, may be prohibited. We do not currently enforce this prohibition.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    We apply these restrictions to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, semi-monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions.

    You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor:

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day, divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

       - The daily mortality and expense risk and administration charge adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account Values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payout to any one of the Annuity payment options (see "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity payout options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity payout options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYMENT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges"). For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect theSystematic Withdrawal Option ("SWO"). The maximum payment amount is 1.5% monthly, 4.5% quarterly, 9.0% semi-annually or 18.0% annually of the value of the Participant's Account at the time the SWO is elected. Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

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

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code
Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

    INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

     (A) TRADITIONAL IRAS

         Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

         You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.

         IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     (B) SEP IRAS

         Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     (C) SIMPLE IRAS

         The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

         A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

         If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

     (D) ROTH IRAS

         Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(K) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

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

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.  upon the employee's separation from service;

        c.   upon the employee's death or disability; or

        d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

    All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payouts and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

     (A) PENALTY TAXES ON PREMATURE DISTRIBUTIONS

         Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       - made to a beneficiary (or to the employee's estate) on or after the employee's death;

       - attributable to the employee's becoming disabled under Code Section 72(m)(7);

       - part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       - (except for IRAs) made to an employee after separation from service after reaching age 55; or

       - not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

         In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       - made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       - not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       -   a qualified first-time home buyer and meets the requirements of Code
           Section 72(t)(8).

         If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

         For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

     (B) RMDS AND 50% PENALTY TAX

         If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

         An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       -   the calendar year in which the individual attains age 70 1/2, or

       - (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

         The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       - the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       - a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

         If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

         If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

         The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

         The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payouts that satisfy the rules set forth in Regulations under the Code relating to RMDs.

         In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plans": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       -   an RMD amount;

       - one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       -   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

9. QUALIFIED HURRICANE RELIEF

    The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2006. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    For individual and group Contracts, up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

    Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL PAYMENT TYPE                                             WHAT IT'S USED FOR
----------------------------------------------------------------------------------------------------------------------------------
Access                   Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts & Entertainment    Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Marketing                Joint marketing campaigns and/or Financial Intermediary event advertising/ participation; sponsorship of
                         Financial Intermediary sales contests and/or promotions in which participants (including Registered
                         Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense        Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances
Support                  Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                         (including sub-accounting and the preparation of account statements and other communications), sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Targets                  Pay for the achievement of sales or assets under management targets.
Training                 Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility               Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                   Pay for the overall volume of their sales or the amount of money investing in our products.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following Financial Intermediaries for our entire suite of variable annuities:

    A.G. Edwards & Sons, Inc., Advisory Group Equity Services Ltd, AIG Advisors Group, Inc., Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc. AIG SunAmerica), Allen & Co., of Florida, Inc., Amcore Investment Services, Inc., American Classic Securities, American General Securities Inc., American Independent Sec's Inc., Ameritas Investment Corp., Amsouth Bank, AMSouth Investment Services, Inc., Arvest Asset Management, Associated Financial Services, Inc. Associated Investment Services Inc., Associated Securities Corp., B.C. Ziegler and Company, Banc of America Investment Services Inc., Bancorpsouth Investment Services Inc., Bancwest Investment Services, Inc., Bank of America, Bank of New York, Bank of the West, BB&T Investment Services, Inc., BCG Securities, Inc., Berthel, Fisher & Company Financial Services Inc.,

BI Investments, LLC, BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., Brecek & Young Advisors, Inc., Brookstone Securities, Inc., Brookstreet Securities, Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Carillon Investments, Inc., Centaurus Financial, Inc., Chase Investments Services, Corp., Citicorp Investment Services, Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Countrywide Investment Services Inc., Crown Capital Securities, L.P., CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Davenport & Company LLC, DFC Investor Services Dominion Investor Services, Inc., Duerr Financial Corporation, Eagle One Investments, LLC, Edward D. Jones & Co., L.P., Empire Securities Corporation, Equity Services, Inc., Essex National Securities, Inc., Ferris/Baker Watts, FFP Securities, Inc., Fifth Third Securities, Financial Planning Consultants, Fintegra LLC, First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Southeast Inv. Services, First St.Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities Inc., FNB Brokerage Services, Inc., FNIC F.I.D. Div., Forrester's Equity Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Inc., Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Harold Dance Investments, Harvest Capital LLC, Hefren-Tillotson/Masterplan, Heim & Young Securities, Hornor, Townsend & Kent, Inc., HSBC Securities (USA) Inc., Huntington Investment Company, IBC Investments, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group LLC, Infinex Financial Group, Infinex Investment, Inc., ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), InterSecurities, Inc., Investacorp, Inc. Investment Management Corp., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., IPI Investments, J.B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, KMS Financial Services, Inc., KNBT Securities, Inc., Kovack Securities, Inc., L.O. Thomas & Company LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.) Linsco/Private Ledger Corp., M&I Brokerage Services, Inc., M&T Securities, Inc., McDonald Investments Inc., Mercantile Brokerage Services Inc., Merrill Lynch Pierce Fenner & Smith, Milkie/Ferguson Investments, MML Investor Services, Inc., Money Concepts Capital Corp Morgan Keegan & Company, Inc, Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.,) NBC Securities, Inc., Nettworth Financial Group, Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., OFG Financial Services., Inc., Ohio Savings Securities, Inc., OneAmerica Securities Inc., Online Brokerage Services, Oppenheimer and Co., Inc., Pacific West Securities, Inc., Paulson Investment Company Inc., Pension Planners Securities, Inc., Peoples Securities, Inc., PFIC, Prime Capital Management, Prime Capital Services, Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp., Questar Capital Corp, Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., Resource Horizons Group, LLC, Retirement Plan Advisors, Inc., Robert W. Baird & Co. Inc., Rogan, Rosenberg & Assoc., Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Smith Barney, Sorrento Pacific, South Valley Wealth Management, Spectrum Capital, Inc., Sterne Agee & Leach, Inc., Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Summit Equities, Inc., Sun Trust Bank, SunAmerica Securities, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services Inc., Synovus Securities, TFS Securities, Inc., The Huntington Investment Company, The Huntington Investment Plt, The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., U.S. Bancorp Piper Jaffray, UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, UnionBanc Investment Services, United Brokerage Services, Inc., United Global Securities, United Heritage Financial Services, US Bancorp FID, US Bancorp Investments, USAllianz Securities, Inc., Uvest Financial Services Group Inc., VanDerbilt Securities, LLC, Vision Investment Services, Inc. Vorpahl Wing Securities, VSR Financial Services, Inc., Wachovia Securities, LLC. (various divisions), Wall Street Financial Group, Walnut Street Securities, Inc., Washington Mutual Financial, Waterstone Financial Group, Webster Investments, Weitzel Financial Services Inc., Wells Fargo Brokerage Services, L.L.C., WesBanco Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), Workman Securities Corp., World Equity Group Inc., WRP Investments, Inc., WWK Investments, Inc., XCU Capital Corporation, Inc.

    Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities:
AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company., Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

    For individual and group Contracts, for the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $52.5 million (excluding corporate-sponsorship related perquisites, Marketing Expense Allowances and home office travel and entertainment expenses) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $14.7 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. For the fiscal year ended December 31, 2006, total travel and entertainment expenses incurred by our wholesalers did not in the aggregate exceed approximately $5.7 million.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

    To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.

    On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

    On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

    The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically by Internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.00%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
AIM REAL ESTATE FUND
Accumulation unit value at beginning of
 period                                      $12.321          $11.732
Accumulation unit value at end of period     $16.788          $12.321
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ALLIANCEBERNSTEIN BALANCED SHARES FUND
Accumulation unit value at beginning of
 period                                      $10.190          $10.000
Accumulation unit value at end of period     $11.536          $10.190
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of
 period                                      $11.041          $10.000
Accumulation unit value at end of period     $14.009          $11.041
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
Accumulation unit value at beginning of
 period                                      $19.101          $16.630
Accumulation unit value at end of period     $25.629          $19.101
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN CENTURY SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.977          $10.740
Accumulation unit value at end of period     $12.655          $10.977
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN CENTURY ULTRA FUND
Accumulation unit value at beginning of
 period                                      $10.291          $10.000
Accumulation unit value at end of period      $9.931          $10.291
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN CENTURY VISTA FUND
Accumulation unit value at beginning of
 period                                      $15.520          $14.660
Accumulation unit value at end of period     $16.891          $15.520
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN FUNDS CAPITAL WORLD GROWTH &
 INCOME FUND
Accumulation unit value at beginning of
 period                                      $40.140          $35.991
Accumulation unit value at end of period     $48.909          $40.140
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
Accumulation unit value at beginning of
 period                                      $14.144          $12.048
Accumulation unit value at end of period     $17.175          $14.144
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA FUND
Accumulation unit value at beginning of
 period                                      $12.397          $11.409
Accumulation unit value at end of period     $13.714          $12.397
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ARIEL FUND
Accumulation unit value at beginning of
 period                                       $9.810          $10.000
Accumulation unit value at end of period     $10.825           $9.810
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
ARIEL APPRECIATION FUND
Accumulation unit value at beginning of
 period                                       $9.995          $10.000
Accumulation unit value at end of period     $11.088           $9.995
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ARTISAN MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $19.582          $19.372
Accumulation unit value at end of period     $22.363          $19.582
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
BARON SMALL CAP FUND
Accumulation unit value at beginning of
 period                                      $12.064          $11.761
Accumulation unit value at end of period     $13.491          $12.064
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
CALVERT LARGE CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                      $10.837          $10.000
Accumulation unit value at end of period     $11.330          $10.837
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
CALVERT SOCIAL INVESTMENT FUND EQUITY
 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $13.819          $13.764
Accumulation unit value at end of period     $15.223          $13.819
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
CRM MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.327          $10.000
Accumulation unit value at end of period     $12.078          $10.327
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of
 period                                      $33.968          $31.860
Accumulation unit value at end of period     $39.105          $33.968
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DOMINI SOCIAL EQUITY FUND
Accumulation unit value at beginning of
 period                                      $30.034          $29.490
Accumulation unit value at end of period     $33.814          $30.034
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DREYFUS MIDCAP INDEX FUND
Accumulation unit value at beginning of
 period                                      $29.343          $27.980
Accumulation unit value at end of period     $32.238          $29.343
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DREYFUS PREMIER SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.489          $10.372
Accumulation unit value at end of period     $11.909          $10.489
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DREYFUS SMALLCAP STOCK INDEX FUND
Accumulation unit value at beginning of
 period                                      $21.792          $21.360
Accumulation unit value at end of period     $24.993          $21.792
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.310          $10.000
Accumulation unit value at end of period     $12.043          $10.310
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
GE PREMIER GROWTH EQUITY FUND
Accumulation unit value at beginning of
 period                                      $27.490          $27.240
Accumulation unit value at end of period     $29.869          $27.490
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
GOLDMAN SACHS HIGH YIELD FUND
Accumulation unit value at beginning of
 period                                      $10.373          $10.233
Accumulation unit value at end of period     $11.545          $10.373
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $37.531          $36.360
Accumulation unit value at end of period     $43.391          $37.531
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
HOTCHKIS AND WILEY LARGE CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.702          $10.649
Accumulation unit value at end of period     $12.136          $10.702
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
KEELEY SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.913           $9.839
Accumulation unit value at end of period     $13.047          $10.913
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LEGG MASON VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.539          $10.000
Accumulation unit value at end of period     $11.231          $10.539
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LIFEPATH 2010 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $13.242          $12.840
Accumulation unit value at end of period     $14.586          $13.242
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LIFEPATH 2020 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $14.379          $13.812
Accumulation unit value at end of period     $16.251          $14.379
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LIFEPATH 2030 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $15.207          $14.492
Accumulation unit value at end of period     $17.506          $15.207
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LIFEPATH 2040 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $15.889          $15.078
Accumulation unit value at end of period     $18.585          $15.889
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LIFEPATH RETIREMENT PORTFOLIO
Accumulation unit value at beginning of
 period                                      $12.568          $12.278
Accumulation unit value at end of period     $13.675          $12.568
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LORD ABBETT SMALL-CAP BLEND FUND
Accumulation unit value at beginning of
 period                                      $10.462           $9.946
Accumulation unit value at end of period     $11.076          $10.462
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MFS INTERNATIONAL NEW DISCOVERY FUND
Accumulation unit value at beginning of
 period                                      $27.044          $23.215
Accumulation unit value at end of period     $34.305          $27.044
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MUNDER MIDCAP CORE GROWTH FUND
Accumulation unit value at beginning of
 period                                      $22.682          $22.010
Accumulation unit value at end of period     $25.309          $22.682
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
Accumulation unit value at beginning of
 period                                      $16.279          $15.340
Accumulation unit value at end of period     $18.593          $16.279
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
OPPENHEIMER DEVELOPING MARKETS FUND
Accumulation unit value at beginning of
 period                                      $37.963          $29.780
Accumulation unit value at end of period     $47.524          $37.963
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
                                          2006                2005
---------------------------------------------------------------------
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of
 period                                       $9.934               --
Accumulation unit value at end of period      $9.919           $9.934
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ROYCE VALUE PLUS FUND
Accumulation unit value at beginning of
 period                                      $11.500          $10.000
Accumulation unit value at end of period     $13.725          $11.500
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
SSGA S&P 500 INDEX FUND
Accumulation unit value at beginning of
 period                                      $10.244          $10.000
Accumulation unit value at end of period     $11.842          $10.244
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
TEMPLETON GROWTH FUND
Accumulation unit value at beginning of
 period                                      $24.755          $23.210
Accumulation unit value at end of period     $30.154          $24.755
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of
 period                                      $12.172          $11.803
Accumulation unit value at end of period     $14.127          $12.172
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of
 period                                       $8.680           $8.750
Accumulation unit value at end of period      $9.120           $8.680
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of
 period                                      $10.867          $10.412
Accumulation unit value at end of period     $12.376          $10.867
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.666           $9.906
Accumulation unit value at end of period     $12.493          $10.666
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
HARTFORD GLOBAL ADVISERS HLS FUND
Accumulation unit value at beginning of
 period                                      $12.950          $12.381
Accumulation unit value at end of period     $14.094          $12.950
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
HARTFORD GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                      $11.430          $10.970
Accumulation unit value at end of period     $11.957          $11.430
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of
 period                                      $11.040           $9.999
Accumulation unit value at end of period     $12.371          $11.040
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
Accumulation unit value at beginning of
 period                                      $12.256          $10.943
Accumulation unit value at end of period     $15.207          $12.256
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
HARTFORD LARGECAP GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                      $10.883          $10.748
Accumulation unit value at end of period     $11.587          $10.883
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
                                          2006                2005
---------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                      $10.198           $9.923
Accumulation unit value at end of period     $10.897          $10.198
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of
 period                                      $11.269          $11.755
Accumulation unit value at end of period     $11.238          $11.269
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
HARTFORD VALUE OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of
 period                                      $10.402          $10.002
Accumulation unit value at end of period     $12.381          $10.402
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

         MORTALITY AND EXPENSE RISK AND ADMINISTRATION CHARGE OF 0.35%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
AIM REAL ESTATE FUND
Accumulation unit value at beginning of
 period                                      $21.546          $20.787
Accumulation unit value at end of period     $29.255          $21.546
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
ALLIANCEBERNSTEIN BALANCED SHARES FUND
Accumulation unit value at beginning of
 period                                      $12.282          $12.100
Accumulation unit value at end of period     $13.856          $12.282
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.464          $10.000
Accumulation unit value at end of period     $13.231          $10.464
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
Accumulation unit value at beginning of
 period                                      $11.218          $10.471
Accumulation unit value at end of period     $14.999          $11.218
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN CENTURY SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $12.676          $12.507
Accumulation unit value at end of period     $14.562          $12.676
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN CENTURY ULTRA FUND
Accumulation unit value at beginning of
 period                                      $10.356          $10.000
Accumulation unit value at end of period      $9.959          $10.356
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN CENTURY VISTA FUND
Accumulation unit value at beginning of
 period                                      $12.037          $11.739
Accumulation unit value at end of period     $13.055          $12.037
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN FUNDS CAPITAL WORLD GROWTH &
 INCOME FUND
Accumulation unit value at beginning of
 period                                      $12.510          $11.834
Accumulation unit value at end of period     $15.189          $12.510
Number of accumulation units outstanding
 at end of period (in thousands)                  39               --
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
Accumulation unit value at beginning of
 period                                      $15.218          $14.039
Accumulation unit value at end of period     $18.414          $15.218
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA FUND
Accumulation unit value at beginning of
 period                                      $12.014          $11.434
Accumulation unit value at end of period     $13.244          $12.014
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --
ARIEL FUND
Accumulation unit value at beginning of
 period                                       $9.777          $10.000
Accumulation unit value at end of period     $10.751           $9.777
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ARIEL APPRECIATION FUND
Accumulation unit value at beginning of
 period                                      $10.135          $10.000
Accumulation unit value at end of period     $11.205          $10.135
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ARTISAN MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.855          $10.849
Accumulation unit value at end of period     $12.353          $10.855
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
BARON SMALL CAP FUND
Accumulation unit value at beginning of
 period                                      $11.029          $10.749
Accumulation unit value at end of period     $12.290          $11.029
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
CALVERT LARGE CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                      $10.583          $10.000
Accumulation unit value at end of period     $11.026          $10.583
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
CALVERT SOCIAL INVESTMENT FUND EQUITY
 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $11.210          $11.077
Accumulation unit value at end of period     $12.307          $11.210
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
CRM MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.324          $10.000
Accumulation unit value at end of period     $12.032          $10.324
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of
 period                                      $13.548          $12.983
Accumulation unit value at end of period     $15.542          $13.548
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --
DOMINI SOCIAL EQUITY FUND
Accumulation unit value at beginning of
 period                                      $10.251          $10.000
Accumulation unit value at end of period     $11.500          $10.251
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DREYFUS MIDCAP INDEX FUND
Accumulation unit value at beginning of
 period                                      $10.365          $10.000
Accumulation unit value at end of period     $11.348          $10.365
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DREYFUS PREMIER SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.460          $10.340
Accumulation unit value at end of period     $11.834          $10.460
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DREYFUS SMALLCAP STOCK INDEX FUND
Accumulation unit value at beginning of
 period                                      $10.088          $10.000
Accumulation unit value at end of period     $11.529          $10.088
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $12.058          $11.924
Accumulation unit value at end of period     $14.035          $12.058
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
GE PREMIER GROWTH EQUITY FUND
Accumulation unit value at beginning of
 period                                      $10.514          $10.384
Accumulation unit value at end of period     $11.385          $10.514
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
GOLDMAN SACHS HIGH YIELD FUND
Accumulation unit value at beginning of
 period                                      $10.634          $10.635
Accumulation unit value at end of period     $11.793          $10.634
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $15.722          $15.457
Accumulation unit value at end of period     $18.114          $15.722
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
HOTCHKIS AND WILEY LARGE CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $12.952          $12.950
Accumulation unit value at end of period     $14.637          $12.952
Number of accumulation units outstanding
 at end of period (in thousands)                  26               --
KEELEY SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.360          $10.000
Accumulation unit value at end of period     $12.343          $10.360
Number of accumulation units outstanding
 at end of period (in thousands)                  33               --
LEGG MASON VALUE FUND
Accumulation unit value at beginning of
 period                                      $15.887          $14.868
Accumulation unit value at end of period     $16.871          $15.887
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
LIFEPATH 2010 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.175          $10.000
Accumulation unit value at end of period     $11.169          $10.175
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LIFEPATH 2020 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.241          $10.000
Accumulation unit value at end of period     $11.533          $10.241
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LIFEPATH 2030 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.306          $10.000
Accumulation unit value at end of period     $11.822          $10.306
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
LIFEPATH 2040 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.342          $10.000
Accumulation unit value at end of period     $12.055          $10.342
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LIFEPATH RETIREMENT PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.118          $10.000
Accumulation unit value at end of period     $10.970          $10.118
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LORD ABBETT SMALL-CAP BLEND FUND
Accumulation unit value at beginning of
 period                                      $13.156          $12.512
Accumulation unit value at end of period     $13.879          $13.156
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MFS INTERNATIONAL NEW DISCOVERY FUND
Accumulation unit value at beginning of
 period                                      $15.090          $14.156
Accumulation unit value at end of period     $19.075          $15.090
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MUNDER MIDCAP CORE GROWTH FUND
Accumulation unit value at beginning of
 period                                      $10.279          $10.171
Accumulation unit value at end of period     $11.429          $10.279
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
Accumulation unit value at beginning of
 period                                      $10.765          $10.565
Accumulation unit value at end of period     $12.252          $10.765
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
OPPENHEIMER DEVELOPING MARKETS FUND
Accumulation unit value at beginning of
 period                                      $31.134          $26.714
Accumulation unit value at end of period     $38.839          $31.134
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of
 period                                      $11.006          $11.074
Accumulation unit value at end of period     $10.951          $11.006
Number of accumulation units outstanding
 at end of period (in thousands)                  43               --
ROYCE VALUE PLUS FUND
Accumulation unit value at beginning of
 period                                      $10.750          $10.000
Accumulation unit value at end of period     $12.785          $10.750
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --
SSGA S&P 500 INDEX FUND
Accumulation unit value at beginning of
 period                                      $10.207          $10.000
Accumulation unit value at end of period     $11.759          $10.207
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
TEMPLETON GROWTH FUND
Accumulation unit value at beginning of
 period                                      $12.698          $12.451
Accumulation unit value at end of period     $15.413          $12.698
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of
 period                                      $12.025          $11.642
Accumulation unit value at end of period     $13.907          $12.025
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of
 period                                      $13.368          $13.203
Accumulation unit value at end of period     $14.991          $13.368
Number of accumulation units outstanding
 at end of period (in thousands)                 375              259
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of
 period                                      $11.883          $11.497
Accumulation unit value at end of period     $13.486          $11.883
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.294          $10.000
Accumulation unit value at end of period     $12.014          $10.294
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
HARTFORD GLOBAL ADVISERS HLS FUND
Accumulation unit value at beginning of
 period                                       $1.259           $1.231
Accumulation unit value at end of period      $1.365           $1.259
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
HARTFORD GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                      $10.825          $10.439
Accumulation unit value at end of period     $11.285          $10.825
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of
 period                                      $10.623          $10.000
Accumulation unit value at end of period     $11.862          $10.623
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
Accumulation unit value at beginning of
 period                                      $10.986          $10.391
Accumulation unit value at end of period     $13.584          $10.986
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
HARTFORD LARGECAP GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                      $10.380          $10.313
Accumulation unit value at end of period     $11.013          $10.380
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                      $10.279          $10.000
Accumulation unit value at end of period     $10.945          $10.279
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of
 period                                      $12.485          $12.515
Accumulation unit value at end of period     $13.039          $12.485
Number of accumulation units outstanding
 at end of period (in thousands)                 116               89
HARTFORD VALUE OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of
 period                                      $10.388          $10.000
Accumulation unit value at end of period     $12.321          $10.388
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --

         MORTALITY AND EXPENSE RISK AND ADMINISTRATION CHARGE OF 0.65%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
AIM REAL ESTATE FUND
Accumulation unit value at beginning of
 period                                      $16.040          $15.320
Accumulation unit value at end of period     $21.714          $16.040
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ALLIANCEBERNSTEIN BALANCED SHARES FUND
Accumulation unit value at beginning of
 period                                      $11.388          $11.209
Accumulation unit value at end of period     $12.809          $11.388
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of
 period                                      $11.009          $10.000
Accumulation unit value at end of period     $13.877          $11.009
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
Accumulation unit value at beginning of
 period                                      $11.191           $9.773
Accumulation unit value at end of period     $14.919          $11.191
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN CENTURY SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $12.614          $12.379
Accumulation unit value at end of period     $14.448          $12.614
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN CENTURY ULTRA FUND
Accumulation unit value at beginning of
 period                                      $10.260          $10.000
Accumulation unit value at end of period      $9.837          $10.260
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN CENTURY VISTA FUND
Accumulation unit value at beginning of
 period                                      $11.978          $11.349
Accumulation unit value at end of period     $12.952          $11.978
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN FUNDS CAPITAL WORLD GROWTH &
 INCOME FUND
Accumulation unit value at beginning of
 period                                      $12.466          $11.211
Accumulation unit value at end of period     $15.091          $12.466
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
Accumulation unit value at beginning of
 period                                      $14.514          $12.400
Accumulation unit value at end of period     $17.510          $14.514
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA FUND
Accumulation unit value at beginning of
 period                                      $12.563          $11.597
Accumulation unit value at end of period     $13.808          $12.563
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ARIEL FUND
Accumulation unit value at beginning of
 period                                       $9.781          $10.000
Accumulation unit value at end of period     $10.723           $9.781
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ARIEL APPRECIATION FUND
Accumulation unit value at beginning of
 period                                       $9.965          $10.000
Accumulation unit value at end of period     $10.984           $9.965
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ARTISAN MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $11.605          $11.515
Accumulation unit value at end of period     $13.167          $11.605
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
BARON SMALL CAP FUND
Accumulation unit value at beginning of
 period                                      $12.445          $12.169
Accumulation unit value at end of period     $13.827          $12.445
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
CALVERT LARGE CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                      $10.804          $10.000
Accumulation unit value at end of period     $11.223          $10.804
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
CALVERT SOCIAL INVESTMENT FUND EQUITY
 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $11.341          $11.329
Accumulation unit value at end of period     $12.413          $11.341
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
CRM MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.297          $10.085
Accumulation unit value at end of period     $11.964          $10.297
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of
 period                                      $11.497          $10.815
Accumulation unit value at end of period     $13.149          $11.497
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DOMINI SOCIAL EQUITY FUND
Accumulation unit value at beginning of
 period                                      $10.154          $10.000
Accumulation unit value at end of period     $11.358          $10.154
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DREYFUS MIDCAP INDEX FUND
Accumulation unit value at beginning of
 period                                      $10.456          $10.000
Accumulation unit value at end of period     $11.413          $10.456
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DREYFUS PREMIER SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.435          $10.350
Accumulation unit value at end of period     $11.771          $10.435
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DREYFUS SMALLCAP STOCK INDEX FUND
Accumulation unit value at beginning of
 period                                      $10.172          $10.000
Accumulation unit value at end of period     $11.591          $10.172
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $12.015          $11.689
Accumulation unit value at end of period     $13.944          $12.015
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
GE PREMIER GROWTH EQUITY FUND
Accumulation unit value at beginning of
 period                                      $10.181          $10.118
Accumulation unit value at end of period     $10.990          $10.181
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
GOLDMAN SACHS HIGH YIELD FUND
Accumulation unit value at beginning of
 period                                      $10.308          $10.199
Accumulation unit value at end of period     $11.398          $10.308
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $13.657          $13.270
Accumulation unit value at end of period     $15.687          $13.657
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
HOTCHKIS AND WILEY LARGE CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $12.889          $12.864
Accumulation unit value at end of period     $14.522          $12.889
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
KEELEY SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $11.059          $10.000
Accumulation unit value at end of period     $13.135          $11.059
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LEGG MASON VALUE FUND
Accumulation unit value at beginning of
 period                                      $15.717          $14.957
Accumulation unit value at end of period     $16.641          $15.717
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LIFEPATH 2010 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.282          $10.000
Accumulation unit value at end of period     $11.252          $10.282
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LIFEPATH 2020 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.380          $10.000
Accumulation unit value at end of period     $11.655          $10.380
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LIFEPATH 2030 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.462          $10.000
Accumulation unit value at end of period     $11.966          $10.462
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LIFEPATH 2040 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.506          $10.000
Accumulation unit value at end of period     $12.209          $10.506
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LIFEPATH RETIREMENT PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.206          $10.000
Accumulation unit value at end of period     $11.032          $10.206
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LORD ABBETT SMALL-CAP BLEND FUND
Accumulation unit value at beginning of
 period                                      $13.100          $12.491
Accumulation unit value at end of period     $13.779          $13.100
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MFS INTERNATIONAL NEW DISCOVERY FUND
Accumulation unit value at beginning of
 period                                      $14.720          $12.674
Accumulation unit value at end of period     $18.552          $14.720
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MUNDER MIDCAP CORE GROWTH FUND
Accumulation unit value at beginning of
 period                                      $10.172           $9.900
Accumulation unit value at end of period     $11.277          $10.172
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
Accumulation unit value at beginning of
 period                                      $10.740          $10.151
Accumulation unit value at end of period     $12.187          $10.740
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
OPPENHEIMER DEVELOPING MARKETS FUND
Accumulation unit value at beginning of
 period                                      $20.119          $15.829
Accumulation unit value at end of period     $25.023          $20.119
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of      $10.953          $10.764
 period
Accumulation unit value at end of period     $10.865          $10.953
Number of accumulation units outstanding          --               --
 at end of period (in thousands)
ROYCE VALUE PLUS FUND
Accumulation unit value at beginning of      $11.466          $10.000
 period
Accumulation unit value at end of period     $13.595          $11.466
Number of accumulation units outstanding          --               --
 at end of period (in thousands)
SSGA S&P 500 INDEX FUND
Accumulation unit value at beginning of      $10.214          $10.000
 period
Accumulation unit value at end of period     $11.730          $10.214
Number of accumulation units outstanding          --               --
 at end of period (in thousands)
TEMPLETON GROWTH FUND
Accumulation unit value at beginning of      $12.636          $11.883
 period
Accumulation unit value at end of period     $15.292          $12.636
Number of accumulation units outstanding          --               --
 at end of period (in thousands)
VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of      $12.057          $11.726
 period
Accumulation unit value at end of period     $13.903          $12.057
Number of accumulation units outstanding          --               --
 at end of period (in thousands)
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of      $13.214          $12.776
 period
Accumulation unit value at end of period     $14.773          $13.214
Number of accumulation units outstanding         129              173
 at end of period (in thousands)
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of      $11.826          $11.365
 period
Accumulation unit value at end of period     $13.381          $11.826
Number of accumulation units outstanding          --               --
 at end of period (in thousands)
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of      $10.735          $10.000
 period
Accumulation unit value at end of period     $12.492          $10.735
Number of accumulation units outstanding          --               --
 at end of period (in thousands)
HARTFORD GLOBAL ADVISERS HLS FUND
Accumulation unit value at beginning of      $11.642          $11.163
 period
Accumulation unit value at end of period     $12.588          $11.642
Number of accumulation units outstanding          --               --
 at end of period (in thousands)
HARTFORD GROWTH HLS FUND
Accumulation unit value at beginning of      $11.335          $10.911
 period
Accumulation unit value at end of period     $11.781          $11.335
Number of accumulation units outstanding          --               --
 at end of period (in thousands)
HARTFORD GROWTH OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of      $11.008          $10.000
 period
Accumulation unit value at end of period     $12.254          $11.008
Number of accumulation units outstanding          --               --
 at end of period (in thousands)
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
Accumulation unit value at beginning of      $12.153          $10.884
 period
Accumulation unit value at end of period     $14.982          $12.153
Number of accumulation units outstanding          --               --
 at end of period (in thousands)
HARTFORD LARGECAP GROWTH HLS FUND
Accumulation unit value at beginning of      $11.452          $11.344
 period
Accumulation unit value at end of period     $12.114          $11.452
Number of accumulation units outstanding          --               --
 at end of period (in thousands)

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
Accumulation unit value at beginning of      $10.246          $10.000
 period
Accumulation unit value at end of period     $10.878          $10.246
Number of accumulation units outstanding          --               --
 at end of period (in thousands)
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of      $12.341          $12.323
 period
Accumulation unit value at end of period     $12.850          $12.341
Number of accumulation units outstanding          63              160
 at end of period (in thousands)
HARTFORD VALUE OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of      $10.369          $10.000
 period
Accumulation unit value at end of period     $12.261          $10.369
Number of accumulation units outstanding          --               --
 at end of period (in thousands)

         MORTALITY AND EXPENSE RISK AND ADMINISTRATION CHARGE OF 0.85%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
AIM REAL ESTATE FUND
Accumulation unit value at beginning of
 period                                      $21.241          $20.307
Accumulation unit value at end of period     $28.698          $21.241
Number of accumulation units outstanding
 at end of period (in thousands)                  11                1
ALLIANCEBERNSTEIN BALANCED SHARES FUND
Accumulation unit value at beginning of
 period                                      $12.008          $11.831
Accumulation unit value at end of period     $13.479          $12.008
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.999          $10.000
Accumulation unit value at end of period     $13.837          $10.999
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
Accumulation unit value at beginning of
 period                                      $11.174           $9.766
Accumulation unit value at end of period     $14.866          $11.174
Number of accumulation units outstanding
 at end of period (in thousands)                  17                1
AMERICAN CENTURY SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $12.573          $12.350
Accumulation unit value at end of period     $14.372          $12.573
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
AMERICAN CENTURY ULTRA FUND
Accumulation unit value at beginning of
 period                                      $10.251          $10.000
Accumulation unit value at end of period      $9.809          $10.251
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1
AMERICAN CENTURY VISTA FUND
Accumulation unit value at beginning of
 period                                      $11.939          $11.322
Accumulation unit value at end of period     $12.884          $11.939
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
AMERICAN FUNDS CAPITAL WORLD GROWTH &
 INCOME FUND
Accumulation unit value at beginning of
 period                                      $12.437          $11.195
Accumulation unit value at end of period     $15.025          $12.437
Number of accumulation units outstanding
 at end of period (in thousands)                  28               --
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
Accumulation unit value at beginning of
 period                                      $14.879          $12.724
Accumulation unit value at end of period     $17.914          $14.879
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA FUND
Accumulation unit value at beginning of
 period                                      $11.746          $10.853
Accumulation unit value at end of period     $12.884          $11.746
Number of accumulation units outstanding
 at end of period (in thousands)                  83                2
ARIEL FUND
Accumulation unit value at beginning of
 period                                       $9.772          $10.000
Accumulation unit value at end of period     $10.692           $9.772
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
ARIEL APPRECIATION FUND
Accumulation unit value at beginning of
 period                                       $9.956          $10.000
Accumulation unit value at end of period     $10.952           $9.956
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1
ARTISAN MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $11.581          $11.501
Accumulation unit value at end of period     $13.114          $11.581
Number of accumulation units outstanding
 at end of period (in thousands)                  29                1

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
BARON SMALL CAP FUND
Accumulation unit value at beginning of
 period                                      $11.902          $11.648
Accumulation unit value at end of period     $13.196          $11.902
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1
CALVERT LARGE CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                      $10.795          $10.000
Accumulation unit value at end of period     $11.191          $10.795
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2
CALVERT SOCIAL INVESTMENT FUND EQUITY
 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $11.002          $11.001
Accumulation unit value at end of period     $12.018          $11.002
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
CRM MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.288          $10.000
Accumulation unit value at end of period     $11.929          $10.288
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of
 period                                      $13.295          $12.519
Accumulation unit value at end of period     $15.176          $13.295
Number of accumulation units outstanding
 at end of period (in thousands)                  14                1
DOMINI SOCIAL EQUITY FUND
Accumulation unit value at beginning of
 period                                      $10.145          $10.000
Accumulation unit value at end of period     $11.325          $10.145
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DREYFUS MIDCAP INDEX FUND
Accumulation unit value at beginning of
 period                                      $10.446          $10.000
Accumulation unit value at end of period     $11.380          $10.446
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1
DREYFUS PREMIER SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.419          $10.343
Accumulation unit value at end of period     $11.729          $10.419
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DREYFUS SMALLCAP STOCK INDEX FUND
Accumulation unit value at beginning of
 period                                      $10.162          $10.000
Accumulation unit value at end of period     $11.557          $10.162
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $11.987          $11.672
Accumulation unit value at end of period     $13.883          $11.987
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
GE PREMIER GROWTH EQUITY FUND
Accumulation unit value at beginning of
 period                                      $11.048          $10.991
Accumulation unit value at end of period     $11.903          $11.048
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
GOLDMAN SACHS HIGH YIELD FUND
Accumulation unit value at beginning of
 period                                      $10.288          $10.189
Accumulation unit value at end of period     $11.354          $10.288
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $15.430          $15.007
Accumulation unit value at end of period     $17.688          $15.430
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
HOTCHKIS AND WILEY LARGE CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $12.847          $12.834
Accumulation unit value at end of period     $14.446          $12.847
Number of accumulation units outstanding
 at end of period (in thousands)                  12                5
KEELEY SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $11.048          $10.000
Accumulation unit value at end of period     $13.097          $11.048
Number of accumulation units outstanding
 at end of period (in thousands)                  23                3
LEGG MASON VALUE FUND
Accumulation unit value at beginning of
 period                                      $15.644          $14.901
Accumulation unit value at end of period     $16.530          $15.644
Number of accumulation units outstanding
 at end of period (in thousands)                  24               --
LIFEPATH 2010 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.272          $10.000
Accumulation unit value at end of period     $11.219          $10.272
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
LIFEPATH 2020 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.370          $10.000
Accumulation unit value at end of period     $11.621          $10.370
Number of accumulation units outstanding
 at end of period (in thousands)                  48                2
LIFEPATH 2030 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.452          $10.000
Accumulation unit value at end of period     $11.931          $10.452
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --
LIFEPATH 2040 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.496          $10.000
Accumulation unit value at end of period     $12.174          $10.496
Number of accumulation units outstanding
 at end of period (in thousands)                  15                1
LIFEPATH RETIREMENT PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.196          $10.000
Accumulation unit value at end of period     $11.000          $10.196
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
LORD ABBETT SMALL -- CAP BLEND FUND
Accumulation unit value at beginning of
 period                                      $13.063          $12.467
Accumulation unit value at end of period     $13.713          $13.063
Number of accumulation units outstanding
 at end of period (in thousands)                  24                1
MFS INTERNATIONAL NEW DISCOVERY FUND
Accumulation unit value at beginning of
 period                                      $14.275          $12.302
Accumulation unit value at end of period     $17.954          $14.275
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
MUNDER MIDCAP CORE GROWTH FUND
Accumulation unit value at beginning of
 period                                      $10.162           $9.900
Accumulation unit value at end of period     $11.243          $10.162
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
Accumulation unit value at beginning of
 period                                      $10.723          $10.144
Accumulation unit value at end of period     $12.143          $10.723
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
OPPENHEIMER DEVELOPING MARKETS FUND
Accumulation unit value at beginning of
 period                                      $30.719          $24.191
Accumulation unit value at end of period     $38.131          $30.719
Number of accumulation units outstanding
 at end of period (in thousands)                  10                2
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of
 period                                      $10.917          $10.739
Accumulation unit value at end of period     $10.808          $10.917
Number of accumulation units outstanding
 at end of period (in thousands)                  21                1
ROYCE VALUE PLUS FUND
Accumulation unit value at beginning of
 period                                      $11.455          $10.000
Accumulation unit value at end of period     $13.556          $11.455
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4
SSGA S&P 500 INDEX FUND
Accumulation unit value at beginning of
 period                                      $10.204          $10.000
Accumulation unit value at end of period     $11.696          $10.204
Number of accumulation units outstanding
 at end of period (in thousands)                  47                2
TEMPLETON GROWTH FUND
Accumulation unit value at beginning of
 period                                      $12.594          $11.855
Accumulation unit value at end of period     $15.212          $12.594
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1
VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of
 period                                      $11.764          $11.452
Accumulation unit value at end of period     $13.538          $11.764
Number of accumulation units outstanding
 at end of period (in thousands)                   8                1
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of
 period                                      $13.232          $12.805
Accumulation unit value at end of period     $14.764          $13.232
Number of accumulation units outstanding
 at end of period (in thousands)                 193              220
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of
 period                                      $11.789          $11.339
Accumulation unit value at end of period     $13.312          $11.789
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.725          $10.000
Accumulation unit value at end of period     $12.456          $10.725
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1
HARTFORD GLOBAL ADVISERS HLS FUND
Accumulation unit value at beginning of
 period                                      $11.162          $10.713
Accumulation unit value at end of period     $12.045          $11.162
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
HARTFORD GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                      $11.305          $10.893
Accumulation unit value at end of period     $11.727          $11.305
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of
 period                                      $10.997          $10.000
Accumulation unit value at end of period     $12.219          $10.997
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
Accumulation unit value at beginning of
 period                                      $12.122          $10.866
Accumulation unit value at end of period     $14.914          $12.122
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
HARTFORD LARGECAP GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                      $10.730          $10.638
Accumulation unit value at end of period     $11.327          $10.730
Number of accumulation units outstanding
 at end of period (in thousands)                   7                1
HARTFORD SMALLCAP GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                      $10.237          $10.000
Accumulation unit value at end of period     $10.846          $10.237
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of
 period                                       $7.141           $7.137
Accumulation unit value at end of period      $7.420           $7.141
Number of accumulation units outstanding
 at end of period (in thousands)                 297              395
HARTFORD VALUE OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of
 period                                      $10.359          $10.000
Accumulation unit value at end of period     $12.225          $10.359
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --

         MORTALITY AND EXPENSE RISK AND ADMINISTRATION CHARGE OF 1.25%
                 (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)"

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
AIM REAL ESTATE FUND
Accumulation unit value at beginning of
 period                                      $21.001          $20.114
Accumulation unit value at end of period     $28.260          $21.001
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ALLIANCEBERNSTEIN BALANCED SHARES FUND
Accumulation unit value at beginning of
 period                                      $11.794          $11.640
Accumulation unit value at end of period     $13.186          $11.794
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.978          $10.000
Accumulation unit value at end of period     $13.757          $10.978
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
Accumulation unit value at beginning of
 period                                      $11.420          $10.000
Accumulation unit value at end of period     $15.133          $11.420
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
AMERICAN CENTURY SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $12.491          $12.292
Accumulation unit value at end of period     $14.222          $12.491
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN CENTURY ULTRA FUND
Accumulation unit value at beginning of
 period                                      $10.232          $10.000
Accumulation unit value at end of period      $9.751          $10.232
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN CENTURY VISTA FUND
Accumulation unit value at beginning of
 period                                      $11.862          $11.270
Accumulation unit value at end of period     $12.749          $11.862
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN FUNDS CAPITAL WORLD GROWTH &
 INCOME FUND
Accumulation unit value at beginning of
 period                                      $12.378          $11.163
Accumulation unit value at end of period     $14.895          $12.378
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
Accumulation unit value at beginning of
 period                                      $14.613          $12.520
Accumulation unit value at end of period     $17.524          $14.613
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA FUND
Accumulation unit value at beginning of
 period                                      $11.536          $10.679
Accumulation unit value at end of period     $12.603          $11.536
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --
ARIEL FUND
Accumulation unit value at beginning of
 period                                       $9.754          $10.000
Accumulation unit value at end of period     $10.630           $9.754
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ARIEL APPRECIATION FUND
Accumulation unit value at beginning of
 period                                       $9.938          $10.000
Accumulation unit value at end of period     $10.888           $9.938
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ARTISAN MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.051          $10.000
Accumulation unit value at end of period     $11.336          $10.051
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
BARON SMALL CAP FUND
Accumulation unit value at beginning of
 period                                      $10.199          $10.000
Accumulation unit value at end of period     $11.263          $10.199
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
CALVERT LARGE CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                      $10.775          $10.000
Accumulation unit value at end of period     $11.125          $10.775
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
CALVERT SOCIAL INVESTMENT FUND EQUITY
 PORTFOLIO
Accumulation unit value at beginning of
 period                                       $9.983          $10.000
Accumulation unit value at end of period     $10.861           $9.983
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
CRM MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.269          $10.000
Accumulation unit value at end of period     $11.860          $10.269
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of
 period                                      $13.097          $12.355
Accumulation unit value at end of period     $14.890          $13.097
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
DOMINI SOCIAL EQUITY FUND
Accumulation unit value at beginning of
 period                                      $10.127          $10.000
Accumulation unit value at end of period     $11.259          $10.127
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DREYFUS MIDCAP INDEX FUND
Accumulation unit value at beginning of
 period                                      $10.427          $10.000
Accumulation unit value at end of period     $11.314          $10.427
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DREYFUS PREMIER SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.055          $10.000
Accumulation unit value at end of period     $11.274          $10.055
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DREYFUS SMALLCAP STOCK INDEX FUND
Accumulation unit value at beginning of
 period                                      $10.144          $10.000
Accumulation unit value at end of period     $11.490          $10.144
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $11.931          $11.639
Accumulation unit value at end of period     $13.763          $11.931
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
GE PREMIER GROWTH EQUITY FUND
Accumulation unit value at beginning of
 period                                      $10.034          $10.000
Accumulation unit value at end of period     $10.767          $10.034
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
GOLDMAN SACHS HIGH YIELD FUND
Accumulation unit value at beginning of
 period                                      $10.079          $10.000
Accumulation unit value at end of period     $11.078          $10.079
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $15.201          $14.811
Accumulation unit value at end of period     $17.355          $15.201
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
HOTCHKIS AND WILEY LARGE CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $12.764          $12.774
Accumulation unit value at end of period     $14.294          $12.764
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1
KEELEY SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $11.028          $10.000
Accumulation unit value at end of period     $13.021          $11.028
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
LEGG MASON VALUE FUND
Accumulation unit value at beginning of
 period                                      $15.452          $14.745
Accumulation unit value at end of period     $16.262          $15.452
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
LIFEPATH 2010 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.253          $10.000
Accumulation unit value at end of period     $11.154          $10.253
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LIFEPATH 2020 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.351          $10.000
Accumulation unit value at end of period     $11.553          $10.351
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
LIFEPATH 2030 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.433          $10.000
Accumulation unit value at end of period     $11.861          $10.433
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
LIFEPATH 2040 PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.477          $10.000
Accumulation unit value at end of period     $12.103          $10.477
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
LIFEPATH RETIREMENT PORTFOLIO
Accumulation unit value at beginning of
 period                                      $10.178          $10.000
Accumulation unit value at end of period     $10.936          $10.178
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
LORD ABBETT SMALL-CAP BLEND FUND
Accumulation unit value at beginning of
 period                                      $12.990          $12.419
Accumulation unit value at end of period     $13.581          $12.990
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MFS INTERNATIONAL NEW DISCOVERY FUND
Accumulation unit value at beginning of
 period                                      $14.870          $12.839
Accumulation unit value at end of period     $18.629          $14.870
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MUNDER MIDCAP CORE GROWTH FUND
Accumulation unit value at beginning of
 period                                      $10.246          $10.000
Accumulation unit value at end of period     $11.291          $10.246
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
Accumulation unit value at beginning of
 period                                      $10.551          $10.000
Accumulation unit value at end of period     $11.901          $10.551
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
OPPENHEIMER DEVELOPING MARKETS FUND
Accumulation unit value at beginning of
 period                                      $30.391          $23.977
Accumulation unit value at end of period     $37.573          $30.391
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of
 period                                      $10.846          $10.689
Accumulation unit value at end of period     $10.695          $10.846
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --
ROYCE VALUE PLUS FUND
Accumulation unit value at beginning of
 period                                      $11.434          $10.000
Accumulation unit value at end of period     $13.477          $11.434
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
SSGA S&P 500 INDEX FUND
Accumulation unit value at beginning of
 period                                      $10.186          $10.000
Accumulation unit value at end of period     $11.628          $10.186
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
TEMPLETON GROWTH FUND
Accumulation unit value at beginning of
 period                                      $12.513          $11.800
Accumulation unit value at end of period     $15.052          $12.513
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of
 period                                      $11.560          $11.274
Accumulation unit value at end of period     $13.250          $11.560
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of
 period                                      $12.910          $12.517
Accumulation unit value at end of period     $14.347          $12.910
Number of accumulation units outstanding
 at end of period (in thousands)                  48               28
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of
 period                                      $11.714          $11.288
Accumulation unit value at end of period     $13.175          $11.714
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of
 period                                      $10.705          $10.000
Accumulation unit value at end of period     $12.383          $10.705
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
HARTFORD GLOBAL ADVISERS HLS FUND
Accumulation unit value at beginning of
 period                                       $1.573           $1.513
Accumulation unit value at end of period      $1.691           $1.573
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
HARTFORD GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                      $10.359          $10.000
Accumulation unit value at end of period     $10.702          $10.359
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of
 period                                      $10.977          $10.000
Accumulation unit value at end of period     $12.147          $10.977
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
Accumulation unit value at beginning of
 period                                      $11.135          $10.000
Accumulation unit value at end of period     $13.645          $11.135
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
HARTFORD LARGECAP GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                      $10.067          $10.000
Accumulation unit value at end of period     $10.585          $10.067
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
HARTFORD SMALLCAP GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                      $10.218          $10.000
Accumulation unit value at end of period     $10.783          $10.218
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
                                             2006             2005
---------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of
 period                                      $12.057          $12.074
Accumulation unit value at end of period     $12.479          $12.057
Number of accumulation units outstanding
 at end of period (in thousands)                  33               24
HARTFORD VALUE OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of
 period                                      $10.340          $10.000
Accumulation unit value at end of period     $12.154          $10.340
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                       2
 Safekeeping of Assets                                                    2
 Experts                                                                  2
 Non-Participating                                                        2
 Misstatement of Age or Sex                                               2
 Principal Underwriter                                                    2
PERFORMANCE RELATED INFORMATION                                           2
 Total Return for all Sub-Accounts                                        2
 Yield for Sub-Accounts                                                   3
 Money Market Sub-Accounts                                                3
 Additional Materials                                                     3
 Performance Comparisons                                                  4

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

           a.   attained age 59 1/2

           b.  severance from employment

           c.   died, or

           d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford CT 06144-1583

    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-5244-3) to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.

Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


[TO BE FILED BY AMENDMENT]


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past two years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $2,676,193; 2005:
$1,940,960 and 2004: $1,583,188.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is hte base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

  GROUP VARIABLE ANNUITY CONTRACTS   [THE HARTFORD LOGO]
  SEPARATE ACCOUNT ELEVEN
  CORNERSTONE

    This prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.


    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.


    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of mutual funds that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For more information on the mutual funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying mutual funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE MUTUAL FUNDS. For a list of the Sub-Accounts available under the Contract, see the section entitled "The Funds."

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------

Prospectus Dated: May 1, 2007

Statement of Additional Information Dated: May 1, 2007

                               TABLE OF CONTENTS

SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 3
FEE TABLE                                                                 5
SUMMARY                                                                  22
PERFORMANCE RELATED INFORMATION                                          24
HARTFORD LIFE INSURANCE COMPANY                                          24
THE SEPARATE ACCOUNT                                                     25
THE FUNDS                                                                25
GENERAL ACCOUNT OPTION                                                   33
CONTRACT CHARGES                                                         33
 Contingent Deferred Sales Charge                                        33
 Annual Maintenance Fee                                                  34
 Is there ever a time when the Contingent Deferred Sales Charge          34
  or Annual Maintenance Fee do not apply?
 Mortality and Expense Risk and Administrative Charge                    34
 Premium Taxes                                                           36
 Transfer Fee                                                            36
 Experience Rating under the Contracts                                   36
 Negotiated Charges and Fees                                             36
 Charges of the Funds                                                    36
 Plan Related Expenses                                                   36
THE CONTRACTS                                                            36
 The Contracts Offered                                                   36
 Assignments                                                             36
 Pricing and Crediting of Contributions                                  37
 What is a Surrender Charge Offset?                                      37
 May I make changes in the amounts of my Contribution?                   37
 Can you transfer from one Sub-Account to another?                       37
 Dollar Cost Averaging                                                   41
 May I request a loan from my Participant Account?                       41
 How do I know what my Participant Account is worth?                     42
 How are the underlying Fund shares valued?                              42
DEATH BENEFITS                                                           43
 Determination of the Beneficiary                                        43
 Death before the Annuity Commencement Date                              43
 Death on or after the Annuity Commencement Date                         43
SETTLEMENT PROVISIONS                                                    44
 Can payment of the Surrender value ever be postponed beyond the         44
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      44
 How do I elect an Annuity Commencement Date and Annuity payout          45
  option?
 What is the minimum amount that I may select for an Annuity             45
  payout?
 How are Contributions made to establish an Annuity Account?             45
 Can a Contract be suspended by a Contract Owner?                        45
 Annuity Payout Options                                                  45
 Systematic Withdrawal Option                                            46
 How are Variable Annuity payouts determined?                            47
FEDERAL TAX CONSIDERATIONS                                               48
 A. General                                                              48
 B. Taxation of Hartford and the Separate Account                        48
 C. Diversification of the Separate Account                              48
 D. Tax Ownership of the Assets in the Separate Account                  49
 E. Non-Natural Persons as Owners                                        49
 F. Annuity Purchases by Nonresident Aliens and Foreign                  50
  Corporations
 G. Generation Skipping Transfer Tax                                     50
MORE INFORMATION                                                         58
 Can a Contract be modified?                                             58
 Can Hartford waive any rights under a Contract?                         58
 How Contracts Are Sold                                                  58
 Who is the custodian of the Separate Account's assets?                  61
 Are there any material legal proceedings affecting the Separate         61
  Account?
 How may I get additional information?                                   62
APPENDIX I -- ACCUMULATION UNIT VALUES                                   63
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                64

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payouts to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: Attention: IPD/Retirement Plan Service Center, 200 Hopmeadow Street, Simsbury, CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payouts we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee of an Employer electing to participate in a Contract.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SURRENDER: Any partial or complete withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT.

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                         5%
  During Second Year                                                                                        4%
  During Third Year                                                                                         3%
  During Fourth Year                                                                                        2%
  During Fifth Year                                                                                         1%
  During Sixth Year and thereafter                                                                          0%

------------

(1) The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                                 $30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (4)

  BEFORE ANNUITY COMMENCEMENT DATE:


RANGE OF MORTALITY AND EXPENSE RISK AND
ADMINISTRATIVE CHARGE FOR AGGREGATE
PARTICIPANT ACCOUNTS                                                     CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                       1.25%
 $3,500,000.00 to $4,999,999.99                                            1.05%
 $5,000,000.00 to $24,999,999.99                                           0.85%
 $25,000,000.00 to $34,999,999.99                                          0.75%
 $35,000,000.00 to $49,999,999.99                                          0.65%
 $50,000,000.00 to $69,999,999.99                                          0.50%
 $70,000,000.00 to $84,999,999.99                                          0.35%
 $85,000,000.00 to $99,999,999.99                                          0.15%
 $100,000,000.00 and over                                                  0.00%


AFTER ANNUITY COMMENCEMENT DATE:
 All Participant Accounts                                                  1.25%

------------

(3) The Annual Maintenance Fee is deducted from the Participant's Account at the end of each calendar quarter and is equal to an annual charge of $30. It is deducted proportionally from the investment options in use at the time of the charge.

(4) The Mortality and Expense Risk and Administrative Charge can be reduced (see "Experience Rating Under the Contracts" and "Negotiated Charges and Fees.")

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees." We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.59%               2.44%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

    THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END

                        (As a percentage of net assets)

VARIABLE FUNDING OPTION EXPENSES:

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                   MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.64%               2.44%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

                                                          DISTRIBUTION
                                                             AND/OR                           ACQUIRED
                                                             SERVICE                            FUND
                                          MANAGEMENT         (12B-1)           OTHER          FEES AND
UNDERLYING FUND                               FEE             FEES           EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
HARTFORD HLS SERIES FUND II, INC.
Hartford Growth Opportunities HLS Fund
 - - Class IB*                                0.61%            0.25%            0.04%              N/A
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund -- Class
 IB*                                          0.60%            0.25%            0.04%              N/A
Hartford Disciplined Equity HLS Fund
 -- Class IB*                                 0.68%            0.25%            0.04%              N/A
Hartford Dividend and Growth HLS Fund
 --Class IB*                                  0.64%            0.25%            0.03%              N/A


                                             TOTAL           CONTRACTUAL          NET TOTAL
                                            ANNUAL           FEE WAIVER            ANNUAL
                                           OPERATING       AND/OR EXPENSE         OPERATING
UNDERLYING FUND                            EXPENSES         REIMBURSEMENT         EXPENSES
--------------------------------------  -------------------------------------------------------
RETAIL MUTUAL FUNDS:
HARTFORD HLS SERIES FUND II, INC.
Hartford Growth Opportunities HLS Fund
 - - Class IB*                                0.90%               N/A               0.90%
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund -- Class
 IB*                                          0.89%               N/A               0.89%
Hartford Disciplined Equity HLS Fund
 -- Class IB*                                 0.97%               N/A               0.97%
Hartford Dividend and Growth HLS Fund
 --Class IB*                                  0.92%               N/A               0.92%

                                                          DISTRIBUTION
                                                             AND/OR                           ACQUIRED
                                                             SERVICE                            FUND
                                          MANAGEMENT         (12B-1)           OTHER          FEES AND
UNDERLYING FUND                               FEE             FEES           EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund --
 Class IB*                                    0.70%            0.25%            0.06%              N/A
Hartford Growth HLS Fund -- Class IB*         0.79%            0.25%            0.05%              N/A
Hartford Index HLS Fund -- Class IB*          0.30%            0.25%            0.04%              N/A
Hartford International Opportunities
 HLS Fund - - Class IB*                       0.67%            0.25%            0.08%              N/A
Hartford Stock HLS Fund - - Class IB*         0.46%            0.25%            0.03%              N/A
Hartford Total Return Bond HLS Fund --
 Class IB*                                    0.46%            0.25%            0.04%              N/A
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
American Funds AMCAP Fund -- Class R3         0.32%            0.50%            0.24%              N/A
American Funds American Balanced Fund
 -- Class R3                                  0.24%            0.50%            0.18%              N/A
American Funds American Mutual Fund --
 Class R3                                     0.26%            0.50%            0.20%              N/A
American Funds Capital Income Builder
 Fund --Class R3                              0.25%            0.50%            0.23%              N/A
American Funds EuroPacific Growth Fund
 -- Class R3                                  0.43%            0.50%            0.22%              N/A
American Funds Fundamental Investors
 Fund -- Class R3                             0.26%            0.50%            0.23%              N/A
American Funds New Perspective Fund --
 Class R3                                     0.39%            0.50%            0.21%              N/A
American Funds SMALLCAP World Fund --
 Class R3                                     0.64%            0.50%            0.35%              N/A
American Funds The Bond Fund of
 America -- Class R3                          0.25%            0.50%            0.27%              N/A
American Funds The Growth Fund of
 America -- Class R3                          0.28%            0.50%            0.18%              N/A
American Funds The Income Fund of
 America -- Class R3                          0.25%            0.50%            0.21%              N/A
American Funds The Investment Company
 of America Fund -- Class R3                  0.24%            0.50%            0.20%              N/A
American Funds The New Economy Fund --
 Class R3                                     0.41%            0.50%            0.31%              N/A
American Funds Washington Mutual
 Investors Fund -- Class R3                   0.26%            0.50%            0.21%              N/A
Davis Opportunity Fund --Class A              0.63%            0.25%            0.22%              N/A


                                             TOTAL           CONTRACTUAL          NET TOTAL
                                            ANNUAL           FEE WAIVER            ANNUAL
                                           OPERATING       AND/OR EXPENSE         OPERATING
UNDERLYING FUND                            EXPENSES         REIMBURSEMENT         EXPENSES
--------------------------------------  -------------------------------------------------------
Hartford Global Leaders HLS Fund --
 Class IB*                                    1.01%               N/A               1.01%
Hartford Growth HLS Fund -- Class IB*         1.09%               N/A               1.09%
Hartford Index HLS Fund -- Class IB*          0.59%               N/A               0.59%
Hartford International Opportunities
 HLS Fund - - Class IB*                       1.00%               N/A               1.00%
Hartford Stock HLS Fund - - Class IB*         0.74%               N/A               0.74%
Hartford Total Return Bond HLS Fund --
 Class IB*                                    0.75%               N/A               0.75%
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
American Funds AMCAP Fund -- Class R3         1.06%               N/A               1.06%  (1)
American Funds American Balanced Fund
 -- Class R3                                  0.92%               N/A               0.92%  (2)
American Funds American Mutual Fund --
 Class R3                                     0.96%               N/A               0.96%  (2)
American Funds Capital Income Builder
 Fund --Class R3                              0.98%               N/A               0.98%  (2)
American Funds EuroPacific Growth Fund
 -- Class R3                                  1.15%               N/A               1.15%  (1)
American Funds Fundamental Investors
 Fund -- Class R3                             0.99%               N/A               0.99%  (2)
American Funds New Perspective Fund --
 Class R3                                     1.10%               N/A               1.10%  (3)
American Funds SMALLCAP World Fund --
 Class R3                                     1.49%               N/A               1.49%  (3)
American Funds The Bond Fund of
 America -- Class R3                          1.02%               N/A               1.02%  (2)
American Funds The Growth Fund of
 America -- Class R3                          0.96%               N/A               0.96%  (3)
American Funds The Income Fund of
 America -- Class R3                          0.96%               N/A               0.96%  (3)
American Funds The Investment Company
 of America Fund -- Class R3                  0.94%               N/A               0.94%  (2)
American Funds The New Economy Fund --
 Class R3                                     1.22%               N/A               1.22%  (3)
American Funds Washington Mutual
 Investors Fund -- Class R3                   0.97%               N/A               0.97%  (4)
Davis Opportunity Fund --Class A              1.10%               N/A               1.10%

                                                          DISTRIBUTION
                                                             AND/OR                           ACQUIRED
                                                             SERVICE                            FUND
                                          MANAGEMENT         (12B-1)           OTHER          FEES AND
UNDERLYING FUND                               FEE             FEES           EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
Federated American Leaders Fund --
 Class A                                      0.65%              N/A            0.52%              N/A
Federated Capital Appreciation Fund --
 Class A                                      0.75%            0.25%            0.50%              N/A
Federated Equity Income Fund -- Class
 A                                            0.60%            0.50%            0.55%              N/A
Federated Fund for U.S. Government
 Securities --Class A                         0.41%              N/A            0.47%              N/A
Federated High Income Bond Fund --
 Class A                                      0.75%              N/A            0.48%              N/A
Federated International Equity Fund --
 Class A                                      1.00%              N/A            0.75%              N/A
Federated Kaufmann Fund -- Class K            1.43%            0.50%            0.51%              N/A
Federated Mid Cap Growth Strategies
 Fund --Class A                               0.75%              N/A            0.54%              N/A
Federated Stock and Bond Fund -- Class
 A                                            0.69%              N/A            0.61%            0.14%
Federated Total Return Bond Fund --
 Class A                                      0.40%            0.25%            0.48%            0.01%
Franklin High Income Fund -- Class A          0.46%            0.15%            0.15%              N/A
Franklin Income Fund --Class A                0.40%            0.15%            0.09%              N/A
Franklin Strategic Income Fund --
 Class A                                      0.47%            0.25%            0.20%              N/A
Franklin Templeton Conservative Target
 Fund -- Class A                              0.25%            0.25%            0.28%            0.69%
Franklin Templeton Growth Target Fund
 -- Class A                                   0.25%            0.25%            0.30%            0.81%
Franklin Templeton Moderate Target
 Fund --Class A                               0.25%            0.25%            0.26%            0.75%
Franklin U.S. Government Securities
 Fund -- Class A                              0.45%            0.13%            0.15%            0.01%
Goldman Sachs Balanced Fund -- Class A        0.65%            0.25%            0.37%              N/A
Goldman Sachs Capital Growth Fund --
 Class A                                      0.95%            0.25%            0.24%              N/A
Goldman Sachs Concentrated
 International Equity Fund -- Class A         1.00%            0.25%            0.33%              N/A
Goldman Sachs Core Fixed Income Fund
 -- Class A                                   0.38%            0.25%            0.21%              N/A
Goldman Sachs Government Income Fund
 -- Class A                                   0.54%            0.25%            0.25%              N/A
Goldman Sachs Growth and Income Fund
 -- Class A                                   0.69%            0.25%            0.24%              N/A


                                             TOTAL           CONTRACTUAL          NET TOTAL
                                            ANNUAL           FEE WAIVER            ANNUAL
                                           OPERATING       AND/OR EXPENSE         OPERATING
UNDERLYING FUND                            EXPENSES         REIMBURSEMENT         EXPENSES
--------------------------------------  -------------------------------------------------------
Federated American Leaders Fund --
 Class A                                      1.17%               N/A               1.17%  (5)
Federated Capital Appreciation Fund --
 Class A                                      1.50%               N/A               1.50%  (6)
Federated Equity Income Fund -- Class
 A                                            1.65%               N/A               1.65%  (7)
Federated Fund for U.S. Government
 Securities --Class A                         0.88%               N/A               0.88%  (8)
Federated High Income Bond Fund --
 Class A                                      1.23%               N/A               1.23%  (9)
Federated International Equity Fund --
 Class A                                      1.75%               N/A               1.75%  (10)
Federated Kaufmann Fund -- Class K            2.44%               N/A               2.44%  (11)
Federated Mid Cap Growth Strategies
 Fund --Class A                               1.29%               N/A               1.29%  (12)
Federated Stock and Bond Fund -- Class
 A                                            1.44%               N/A               1.44%  (13)
Federated Total Return Bond Fund --
 Class A                                      1.14%               N/A               1.14%  (14)
Franklin High Income Fund -- Class A          0.76%               N/A               0.76%  (15)
Franklin Income Fund --Class A                0.64%               N/A               0.64%
Franklin Strategic Income Fund --
 Class A                                      0.92%               N/A               0.92%  (16)
Franklin Templeton Conservative Target
 Fund -- Class A                              1.47%               N/A               1.47%  (17)
Franklin Templeton Growth Target Fund
 -- Class A                                   1.61%               N/A               1.61%  (18)
Franklin Templeton Moderate Target
 Fund --Class A                               1.51%               N/A               1.51%  (19)
Franklin U.S. Government Securities
 Fund -- Class A                              0.74%               N/A               0.74%  (20)
Goldman Sachs Balanced Fund -- Class A        1.27%               N/A               1.27%  (21)
Goldman Sachs Capital Growth Fund --
 Class A                                      1.44%               N/A               1.44%  (22)
Goldman Sachs Concentrated
 International Equity Fund -- Class A         1.58%               N/A               1.58%  (23)
Goldman Sachs Core Fixed Income Fund
 -- Class A                                   0.84%               N/A               0.84%  (24)
Goldman Sachs Government Income Fund
 -- Class A                                   1.04%               N/A               1.04%  (25)
Goldman Sachs Growth and Income Fund
 -- Class A                                   1.18%               N/A               1.18%  (26)

                                                          DISTRIBUTION
                                                             AND/OR                           ACQUIRED
                                                             SERVICE                            FUND
                                          MANAGEMENT         (12B-1)           OTHER          FEES AND
UNDERLYING FUND                               FEE             FEES           EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
Goldman Sachs Growth Opportunities
 Fund --Class A                               0.99%            0.25%            0.23%              N/A
Goldman Sachs Mid Cap Value Fund --
 Class A                                      0.71%            0.25%            0.21%              N/A
Goldman Sachs Small Cap Value Fund --
 Class A                                      1.00%            0.25%            0.23%              N/A
Goldman Sachs Strategic Growth Fund --
 Class A                                      1.00%            0.25%            0.31%              N/A
Goldman Sachs Structured U.S. Equity
 Fund -- Class A                              0.65%            0.25%            0.25%              N/A
Lord Abbett Affiliated Fund -- Class P        0.30%            0.45%            0.17%              N/A
Lord Abbett All Value Fund -- Class P         0.54%            0.45%            0.27%              N/A
Lord Abbett America's Value Fund --
 Class P                                      0.75%            0.45%            0.23%              N/A
Lord Abbett Bond-Debenture Fund --
 Class P                                      0.45%            0.45%            0.19%              N/A
Lord Abbett Developing Growth Fund --
 Class A                                      0.53%            0.35%            0.29%              N/A
Lord Abbett Growth Opportunities Fund
 --Class P                                    0.80%            0.45%            0.44%              N/A
Lord Abbett Large-Cap Core Fund --
 Class P                                      0.70%            0.45%            0.27%              N/A
Lord Abbett Small-Cap Blend Fund --
 Class P                                      0.73%            0.45%            0.29%              N/A
Lord Abbett Total Return Fund -- Class
 P                                            0.45%            0.45%            0.38%              N/A
Mutual Beacon Fund --Class A                  0.60%            0.33%            0.29%              N/A
Mutual Discovery Fund --Class A               0.79%            0.35%            0.29%              N/A
Oppenheimer International Bond Fund --
 Class A                                      0.54%            0.25%            0.19%              N/A
Oppenheimer Main Street Small Cap Fund
 -- Class A                                   0.62%            0.25%            0.28%              N/A
Oppenheimer Strategic Income Fund --
 Class A                                      0.52%            0.24%            0.17%              N/A
Pioneer Mid-Cap Value Fund -- Class A         0.57%            0.25%            0.25%              N/A
Pioneer Small Cap Value Fund -- Class
 A                                            0.85%            0.25%            0.43%              N/A
Putnam Equity Income Fund -- Class A          0.50%            0.25%            0.23%              N/A
Putnam High Yield Advantage Fund --
 Class A                                      0.64%            0.25%            0.15%              N/A
Putnam International Equity Fund --
 Class A                                      0.63%            0.25%            0.38%              N/A
Putnam Investors Fund --Class A               0.49%            0.25%            0.34%              N/A


                                             TOTAL           CONTRACTUAL          NET TOTAL
                                            ANNUAL           FEE WAIVER            ANNUAL
                                           OPERATING       AND/OR EXPENSE         OPERATING
UNDERLYING FUND                            EXPENSES         REIMBURSEMENT         EXPENSES
--------------------------------------  -------------------------------------------------------
Goldman Sachs Growth Opportunities
 Fund --Class A                               1.47%               N/A               1.47%  (26)
Goldman Sachs Mid Cap Value Fund --
 Class A                                      1.17%               N/A               1.17%  (26)
Goldman Sachs Small Cap Value Fund --
 Class A                                      1.48%               N/A               1.48%  (26)
Goldman Sachs Strategic Growth Fund --
 Class A                                      1.56%               N/A               1.56%  (27)
Goldman Sachs Structured U.S. Equity
 Fund -- Class A                              1.15%               N/A               1.15%  (28)
Lord Abbett Affiliated Fund -- Class P        0.92%               N/A               0.92%
Lord Abbett All Value Fund -- Class P         1.26%               N/A               1.26%
Lord Abbett America's Value Fund --
 Class P                                      1.43%               N/A               1.43%
Lord Abbett Bond-Debenture Fund --
 Class P                                      1.09%               N/A               1.09%
Lord Abbett Developing Growth Fund --
 Class A                                      1.17%               N/A               1.17%
Lord Abbett Growth Opportunities Fund
 --Class P                                    1.69%               N/A               1.69%  (29)
Lord Abbett Large-Cap Core Fund --
 Class P                                      1.42%               N/A               1.42%  (30)
Lord Abbett Small-Cap Blend Fund --
 Class P                                      1.47%               N/A               1.47%
Lord Abbett Total Return Fund -- Class
 P                                            1.28%               N/A               1.28%  (31)
Mutual Beacon Fund --Class A                  1.22%               N/A               1.22%
Mutual Discovery Fund --Class A               1.43%               N/A               1.43%
Oppenheimer International Bond Fund --
 Class A                                      0.98%               N/A               0.98%
Oppenheimer Main Street Small Cap Fund
 -- Class A                                   1.15%               N/A               1.15%
Oppenheimer Strategic Income Fund --
 Class A                                      0.93%               N/A               0.93%
Pioneer Mid-Cap Value Fund -- Class A         1.07%               N/A               1.07%
Pioneer Small Cap Value Fund -- Class
 A                                            1.53%               N/A               1.53%
Putnam Equity Income Fund -- Class A          0.98%               N/A               0.98%
Putnam High Yield Advantage Fund --
 Class A                                      1.04%               N/A               1.04%
Putnam International Equity Fund --
 Class A                                      1.26%               N/A               1.26%  (32)
Putnam Investors Fund --Class A               1.08%               N/A               1.08%

                                                          DISTRIBUTION
                                                             AND/OR                           ACQUIRED
                                                             SERVICE                            FUND
                                          MANAGEMENT         (12B-1)           OTHER          FEES AND
UNDERLYING FUND                               FEE             FEES           EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund -- Class
 A                                            0.53%            0.25%            0.36%              N/A
Putnam Research Fund --Class A                0.53%            0.25%            0.39%              N/A
Putnam Vista Fund -- Class A                  0.51%            0.25%            0.31%              N/A
Putnam Voyager Fund --Class A                 0.51%            0.25%            0.34%              N/A


                                             TOTAL           CONTRACTUAL          NET TOTAL
                                            ANNUAL           FEE WAIVER            ANNUAL
                                           OPERATING       AND/OR EXPENSE         OPERATING
UNDERLYING FUND                            EXPENSES         REIMBURSEMENT         EXPENSES
--------------------------------------  -------------------------------------------------------
Putnam New Opportunities Fund -- Class
 A                                            1.14%               N/A               1.14%  (33)
Putnam Research Fund --Class A                1.17%               N/A               1.17%  (34)
Putnam Vista Fund -- Class A                  1.07%               N/A               1.07%  (35)
Putnam Voyager Fund --Class A                 1.10%               N/A               1.10%  (36)

                                                             DISTRIBUTION
                                                                AND/OR                               ACQUIRED
                                                                SERVICE                                FUND
                                           MANAGEMENT           (12B-1)             OTHER            FEES AND
UNDERLYING FUND                                FEE               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund --Class A               0.59%              0.25%              0.32%                N/A
Templeton Global Bond Fund -- Class A          0.43%              0.25%              0.35%                N/A
Templeton Growth Fund --Class A                0.57%              0.25%              0.23%                N/A
The George Putnam Fund of Boston --
 Class A                                       0.49%              0.25%              0.22%                N/A
The Putnam Fund for Growth and Income
 -- Class A                                    0.44%              0.25%              0.21%                N/A
Van Kampen Comstock Fund -- Class A            0.37%              0.25%              0.18%                N/A
Van Kampen Enterprise Fund -- Class A          0.49%              0.24%              0.36%                N/A
Van Kampen Equity and Income Fund --
 Class A                                       0.35%              0.25%              0.18%                N/A
Van Kampen Equity Growth Fund -- Class
 A                                             0.50%              0.25%              0.49%                N/A
Van Kampen Global Value Equity --
 Class A                                       0.67%              0.25%              0.42%                N/A
Van Kampen Growth and Income Fund --
 Class A                                       0.35%              0.25%              0.19%                N/A
Van Kampen Mid Cap Growth Fund --
 Class A                                       0.73%              0.25%              0.34%                N/A
Van Kampen Small Cap Growth Fund --
 Class A                                       0.80%              0.25%              0.58%                N/A
Van Kampen Strategic Growth Fund --
 Class A                                       0.45%              0.25%              0.39%                N/A
Van Kampen U.S. Mortgage Fund -- Class
 A                                             0.65%              0.25%              0.40%                N/A


                                              TOTAL          CONTRACTUAL        NET TOTAL
                                             ANNUAL          FEE WAIVER           ANNUAL
                                            OPERATING      AND/OR EXPENSE       OPERATING
UNDERLYING FUND                             EXPENSES        REIMBURSEMENT        EXPENSES
--------------------------------------  ------------------------------------------------------
Templeton Foreign Fund --Class A               1.16%            N/A                1.16%
Templeton Global Bond Fund -- Class A          1.03%            N/A                1.03%
Templeton Growth Fund --Class A                1.05%            N/A                1.05%
The George Putnam Fund of Boston --
 Class A                                       0.96%            N/A                0.96%  (37)
The Putnam Fund for Growth and Income
 -- Class A                                    0.90%            N/A                0.90%  (38)
Van Kampen Comstock Fund -- Class A            0.80%            N/A                0.80%
Van Kampen Enterprise Fund -- Class A          1.09%            N/A                1.09%
Van Kampen Equity and Income Fund --
 Class A                                       0.78%            N/A                0.78%
Van Kampen Equity Growth Fund -- Class
 A                                             1.24%            N/A                1.24%
Van Kampen Global Value Equity --
 Class A                                       1.34%            N/A                1.34%
Van Kampen Growth and Income Fund --
 Class A                                       0.79%            N/A                0.79%
Van Kampen Mid Cap Growth Fund --
 Class A                                       1.32%            N/A                1.32%
Van Kampen Small Cap Growth Fund --
 Class A                                       1.63%            N/A                1.63%  (39)
Van Kampen Strategic Growth Fund --
 Class A                                       1.09%            N/A                1.09%
Van Kampen U.S. Mortgage Fund -- Class
 A                                             1.30%            N/A                1.30%

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) The fund's investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and is expected to continue at this level until further review. In addition, the investment adviser paid a portion of the fund's transfer agent fees. Total annual fund operating expenses do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Fund's prospectus.

     12b-1 fees may not exceed 0.75% of average net assets annually.

(2) The fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees. Management fees and total expenses do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Fund's prospectus.

     12b-1 fees may not exceed 0.75% of average net assets annually.

(3) The fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees. Expenses shown above do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/ reimbursement on total annual fund operating expenses can be found in the Fund's prospectus.

     12b-1 fees may not exceed 0 .75% of average net assets annually.

(4) The fund's investment adviser and business manager each began waiving 5% of their management fees on September 1, 2004. Beginning April 1, 2005, these waivers increased to 10% and are expected to continue at this level until further review. In addition, the investment adviser paid a portion of the fund's transfer agent fees. Total annual fund operating expenses do not reflect any waivers or reimbursement. Information regarding the effect of any waivers/reimbursement on total annual fund operating expenses can be found in the Fund's prospectus.

     12b-1 fees may not exceed 0.75% of average net assets annually.

(5) The percentages shown are based on expenses for the entire fiscal year ended March 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(6) The percentages shown are based on expenses for the entire fiscal year ended October 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so (except as discussed below), the distributor and shareholder services provider reimbursed and/or elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2006.

     Total Waiver, Reimbursement and Reduction of Fund Expenses: 0.26%

     Total Actual Annual Fund Operating Expenses (after waiver, reimbursement and reduction): 1.24%

     The Fund did not pay or accrue the distribution (12b-1) fee for the fiscal year ended October 31, 2006. There is no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending October 31, 2007.

     Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee, which is used to compensate intermediaries for recordkeeping services. The shareholder services provider reimbursed a portion of the shareholder services fee. Additionally, the shareholder services provider voluntarily elected not to charge, and therefore the Fund did not accrue, a portion of its fee. The shareholder services provider can terminate this voluntary reimbursement and/or reduction at any time. Total other expenses paid by the Fund (after the reimbursement and reduction) were 0.49% for the fiscal year ended October 31, 2006.

     The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee so that the total operating expenses paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.35% for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

(7) The percentages shown are based on expenses for the entire fiscal year ended November 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed below), the distributor, shareholder services provider and administrator waived and/or elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the period ended November 30, 2006.

     Total Waivers and Reduction of Fund Expenses: 0.51%

     Total Actual Annual Fund Operating Expenses (after waivers and reduction):
     1.14%

     The Fund did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 2006. There is no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending November 30, 2007.

     Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. The administrator waived a portion of its fee. The shareholder services provider elected not to charge, therefore the Fund did not accrue, a portion of its fee. The administrator and shareholder services provider can terminate this voluntary waiver and/or reduction at any time. Total other expenses paid by the Fund (after the voluntary waiver and reduction) were 0.53% for the fiscal year ended November 30, 2006.

     The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.15% (including the distribution (12b-1) fee) for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

(8) The percentages shown are based on expenses for the entire fiscal year ended March 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended March 31, 2006.

     Total Waiver of Fund Expenses: 0.02%

     Total Actual Annual Fund Operating Expenses (after waiver): 0.86%

     Includes a shareholder services/account administration fee which will be used to compensate intermediaries for shareholder services or account administrative services. The shareholder services provider voluntarily waived a portion of the shareholder services fee. This voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the voluntary waiver) were 0.45% for the fiscal year ended March 31, 2006.

(9) The percentages shown are based on expenses for the entire fiscal year ended March 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended March 31, 2006.

     Total Waiver and Reimbursement of Fund Expenses: 0.03%

     Total Actual Annual Fund Operating Expenses (after waiver and reimbursement): 1.20%

     The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.74% for the fiscal year ended March 31, 2006.

     Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee, which is used to compensate intermediaries for recordkeeping services. The shareholder services provider reimbursed 0.02% of the shareholder services fee. Total other operating expenses paid by the Fund (after the reimbursement) were 0.46% for the fiscal year ended March 31, 2006.

(10) The percentages shown are based on expenses for the entire fiscal year ended November 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the administrator and shareholder services provider waived and/or elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2006.

     Total Waiver and Reduction of Fund Expenses: 0.02%

     Total Actual Annual Fund Operating Expenses (after waiver and reduction):
     1.73%

     Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee, which is used to compensate intermediaries for recordkeeping services. The administrator voluntarily waived a portion of its fee. Additionally, the shareholder services provider elected not to charge, and therefore the Fund did not accrue, a portion of its fee. The administrator and shareholder services provider can terminate the voluntary waiver and/or reduction at any time. Total other expenses paid by the Fund (after the waiver and reduction) were 0.73% for the fiscal year ended November 30, 2006.

(11) The percentages shown are based on expenses for the entire fiscal year ended October 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so (except as discussed below), the Adviser, distributor and shareholder services provider waived and/or elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2006.

     Total Waivers and Reduction of Fund Expenses: 0.49%

     Total Actual Annual Fund Operating Expenses (after waivers and reduction):
     1.95%

     The contractual investment advisory fee is 1.425%. The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 1.27% for the fiscal year ended October 31, 2006.

     A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.20% for the fiscal year ended October 31, 2006.

     Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee, which is used to compensate intermediaries for recordkeeping services. The shareholder services provider voluntarily elected not to charge, and therefore the Fund did not accrue, a portion of its fee. The shareholder services provider can terminate this voluntary reduction at any time. Total other expenses paid by the Fund (after the voluntary reduction) were 0.48% for the fiscal year ended October 31, 2006.

     The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund (after the voluntary waivers, reimbursements and/or reductions) will not exceed 1.95% for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

(12) The percentages shown are based on expenses for the entire fiscal year ended October 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so (except as discussed below), the Adviser and shareholder services provider waived, reimbursed and/or elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2006.

     Total Waiver, Reimbursement and Reduction of Fund Expenses: 0.2996%

     Total Actual Annual Fund Operating Expenses (after waiver, reimbursement and reduction): 0.9939%

     Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010. As a separate matter, beginning January 1, 2006, although not obligated to do so, the Adviser waived the amount, if any, by which the Fund's aggregate annual operating expenses exceeded 0.9949%. The Adviser can terminate this voluntary waiver at any time.

     Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee, which is used to compensate intermediaries for recordkeeping services. The shareholder services provider voluntarily reimbursed a portion of its fee. Additionally, the shareholder services provider voluntarily elected not to charge, and therefore the Fund did not accrue, a portion of its fee. The shareholder services provider can terminate this voluntary reimbursement and reduction at any time. Total other expenses paid by the Fund (after the voluntary reimbursement and reduction) were 0.5027% for the fiscal year ended October 31, 2006.

(13) The percentages shown are based on expenses for the entire fiscal year ended November 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so (except as discussed below), the Adviser and shareholder services provider reimbursed certain amounts. Additionally, the administrator and shareholder services provider waived and/or elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2006.

     Total Waiver, Reimbursements and Reduction of Fund Expenses: 0.13%

     Total Actual Annual Fund Operating Expenses (after waiver, reimbursements and reduction): 1.31%

     The Adviser reimbursed a portion of the management fee. The Adviser can terminate this reimbursement at any time. The management fee paid by the Fund (after the reimbursement) was 0.61% for the fiscal year ended November 30, 2006.

     Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee, which is used to compensate intermediaries for recordkeeping services. The Administrator voluntarily waived a portion of its fee and the shareholder services provider reimbursed a portion of its fee and reimbursed certain operating expense of the Fund. Additionally, the shareholder services provider elected not to charge, and therefore the Fund did not accrue, a portion of its fee. The administrator and shareholder services provider can terminate this voluntary waiver, reimbursement and/or reduction at any time. Total other expenses paid by the Fund (after the voluntary waiver, reimbursement and reduction) were 0.56% for the fiscal year ended November 30, 2006.

     The Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds (including any current waivers and expense limitations) for the fiscal year ending November 30, 2006. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

     The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.35% (including the distribution (12b-1) fee, but excluding "Acquired Fund Fees and Expenses") for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

(14) The percentages shown are based on expenses for the entire year ended November 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so (except as discussed below), the Adviser and shareholder services provider waived and/or elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2006.

     Total Waiver and Reduction of Fund Expenses: 0.20%

     Total Actual Annual Fund Operating Expenses (after waiver and reduction):
     0.94%

     The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.20% for the fiscal year ended November 30, 2006.

     Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee, which is used to compensate intermediaries for recordkeeping services. The shareholder services provider elected not to charge, and therefore the Fund did not accrue, a portion of its fee. The shareholder services provider can terminate this voluntary reduction at any time. Total other expenses paid by the Fund (after the voluntary reduction) were 0.45% for the fiscal year ended November 30, 2006.

     The Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds (including any current waivers and expense limitations) for the fiscal year ending November 30, 2006. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

     The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.90% (including the distribution (12b-1) fee, but excluding "Acquired Fund Fees and Expenses") for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

(15) The manager has agreed to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton Money Fund. This reduction is required by the Fund's board of trustees and exemptive order by the Securities and Exchange Commission.

(16) The manager has agreed to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton Money Fund. This reduction is required by the Fund's board of trustees and exemptive order by the Securities and Exchange Commission.

(17) For the fiscal year ended December 31, 2005, the Fund's manager and administrator have agreed to limit their fees and assume as their own expense certain expenses otherwise payable by the Fund so that total annual operating expenses do not exceed 0.50%. This limit on expenses does not apply to the indirect expenses of the underlying funds. The manager also had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With this reduction and limit on expenses and the estimated underlying funds operating expenses, for the fiscal year ended December 31, 2005, total annual Fund and underlying funds operating expenses would not have exceeded 1.19%. The manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

(18) For the fiscal year ended December 31, 2005, the Fund's manager and administrator have agreed to limit their fees and assume as their own expense certain expenses otherwise payable by the Fund so that total annual operating expenses do not exceed 0.50%. This limit on expenses does not apply to the indirect expenses of the underlying funds. The manager also had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With this reduction and limit on expenses and the estimated underlying funds operating expenses, for the fiscal year ended December 31, 2005, total annual Fund and underlying funds operating expenses would not have exceeded 1.31%. The manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

(19) For the fiscal year ended December 31, 2005, the Fund's manager and administrator have agreed to limit their fees and assume as their own expense certain expenses otherwise payable by the Fund so that total annual operating expenses do not exceed 0.50%. This limit on expenses does not apply to the indirect expenses of the underlying funds. The manager also had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With this reduction and limit on expenses and the estimated underlying funds operating expenses, for the fiscal year ended December 31, 2005, total annual Fund and underlying funds operating expenses would not have exceeded 1.25%. The manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

(20) The manager has agreed to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton Money Fund. This reduction is required by the Fund's board of trustees and exemptive order by the Securities and Exchange Commission.

(21) Expense ratios are the Total Fund Operating Expenses for the Fund, and are shown above before current expense waivers and limitations. Total Fund Operating Expenses after current expense waivers and limitations are listed below. They may be changed at the option of the investment adviser without shareholder approval.

     Management Fees: 0.55%, Distribution (12b1) Fees: 0.25%, Other Expenses:
     0.25%, Total Fund Operating Expenses: 1.05% as of 12/29/2006.

(22) Expense ratios are the Total Fund Operating Expenses for the Fund, and are shown above before current expense waivers and limitations. Total Fund Operating Expenses after current expense waivers and limitations are listed below. They may be changed at the option of the investment adviser without shareholder approval.

     Management Fees: 0.95%, Distribution (12b1) Fees: 0.25%, Other Expenses:
     0.19%, Total Fund Operating Expenses: 1.39% as of 12/29/2006.

(23) Expense ratios are the Total Fund Operating Expenses for the Fund, and are shown above before current expense waivers and limitations. Total Fund Operating Expenses after current expense waivers and limitations are listed below. They may be changed at the option of the investment adviser without shareholder approval.

     Management Fees: 1.00%, Distribution (12b1) Fees: 0.25%, Other Expenses:
     0.29%, Total Fund Operating Expenses: 1.54% as of 12/29/2006.

(24) Expense ratios are the Total Fund Operating Expenses for the Fund, and are shown above before current expense waivers and limitations. Total Fund Operating Expenses after current expense waivers and limitations are listed below. They may be changed at the option of the investment adviser without shareholder approval.

     Management Fees: 0.38%, Distribution (12b1) Fees: 0.25%, Other Expenses:
     0.21%, Total Fund Operating Expenses: 0.83% as of 02/28/2007.

(25) Expense ratios are the Total Fund Operating Expenses for the Fund, and are shown above before current expense waivers and limitations. Total Fund Operating Expenses after current expense waivers and limitations are listed below. They may be changed at the option of the investment adviser without shareholder approval.

     Management Fees: 0.54%, Distribution (12b1) Fees: 0.25%, Other Expenses:
     0.16%, Total Fund Operating Expenses: 0.95% as of 02/28/2007.

(26) No waivers are in effect as of the most recent prospectus dated December 29, 2006.

(27) Expense ratios are the Total Fund Operating Expenses for the Fund, and are shown above before current expense waivers and limitations. Total Fund Operating Expenses after current expense waivers and limitations are listed below. They may be changed at the option of the investment adviser without shareholder approval.

     Management Fees: 1.00%, Distribution (12b1) Fees: 0.25%, Other Expenses:
     0.19%, Total Fund Operating Expenses: 1.44% as of 12/29/2006.

(28) Expense ratios are the Total Fund Operating Expenses for the Fund, and are shown above before current expense waivers and limitations. Total Fund Operating Expenses after current expense waivers and limitations are listed below. They may be changed at the option of the investment adviser without shareholder approval.

     Management Fees: 0.51%, Distribution (12b1) Fees: 0.25%, Other Expenses:
     0.19%, Total Fund Operating Expenses: 0.95% as of 12/29/2006.

(29) For the period December 1, 2006 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary, so that Class P Shares' total annual operating expenses do not exceed 1.65% of average daily net assets.

(30) For the period December 1, 2006 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary, so that Class P Shares' total annual operating expenses do not exceed 1.40% of average daily net assets.

(31) For the period December 1, 2006 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary, so that Class P Shares' total annual operating expenses do not exceed 1.00% of average daily net assets.

(32) Actual Other Expenses and Total Annual Fund Operating Expenses were lower due to a onetime expense reimbursement from Putnam Investments.

(33) Actual Other Expenses and Total Annual Fund Operating Expenses were lower due to a onetime expense reimbursement from Putnam Investments.

(34) Actual Other Expenses and Total Annual Fund Operating Expenses were lower due to a onetime expense reimbursement from Putnam Investments.

(35) Actual Other Expenses and Total Annual Fund Operating Expenses were lower due to a onetime expense reimbursement from Putnam Investments.

(36) Actual Other Expenses and Total Annual Fund Operating Expenses were lower due to a onetime expense reimbursement from Putnam Investments.

(37) Actual Other Expenses and Total Annual Fund Operating Expenses were lower due to a onetime expense reimbursement from Putnam Investments.

(38) Actual Other Expenses and Total Annual Fund Operating Expenses were lower due to a onetime expense reimbursement from Putnam Investments.

(39) The Fund's investment adviser is currently waiving or reimbursing a portion of the funds management fees or other expenses such that the actual total annual fund operating expenses paid for the Fund's fiscal year ended March 31, 2006 were 1.61%. The fee waivers or expense reimbursements can be terminated at any time.

EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $754
3 years                                                                   $1,155
5 years                                                                   $1,557
10 years                                                                  $3,066

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $250
3 years                                                                     $827
5 years                                                                   $1,427
10 years                                                                  $3,036

     (3) If you do not Surrender your Contract:

1 year                                                                      $280
3 years                                                                     $857
5 years                                                                   $1,457
10 years                                                                  $3,066

     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $789
3 years                                                                   $1,260
5 years                                                                   $1,734
10 years                                                                  $3,411

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $286
3 years                                                                     $934
5 years                                                                   $1,604
10 years                                                                  $3,381

     (3) If you do not Surrender your Contract:

1 year                                                                      $316
3 years                                                                     $964
5 years                                                                   $1,634
10 years                                                                  $3,411

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $805
3 years                                                                   $1,304
5 years                                                                   $1,809
10 years                                                                  $3,555

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $301
3 years                                                                     $979
5 years                                                                   $1,679
10 years                                                                  $3,525

     (3) If you do not Surrender your Contract:

1 year                                                                      $331
3 years                                                                   $1,009
5 years                                                                   $1,709
10 years                                                                  $3,555

     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $820
3 years                                                                   $1,349
5 years                                                                   $1,883
10 years                                                                  $3,697

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $317
3 years                                                                   $1,025
5 years                                                                   $1,753
10 years                                                                  $3,667

     (3) If you do not Surrender your Contract:

1 year                                                                      $347
3 years                                                                   $1,055
5 years                                                                   $1,783
10 years                                                                  $3,697

     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $841
3 years                                                                   $1,408
5 years                                                                   $1,982
10 years                                                                  $3,883

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $337
3 years                                                                   $1,085
5 years                                                                   $1,852
10 years                                                                  $3,853

     (3) If you do not Surrender your Contract:

1 year                                                                      $367
3 years                                                                   $1,115
5 years                                                                   $1,882
10 years                                                                  $3,883

     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $882
3 years                                                                   $1,525
5 years                                                                   $2,175
10 years                                                                  $4,244

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $378
3 years                                                                   $1,205
5 years                                                                   $2,046
10 years                                                                  $4,214

     (3) If you do not Surrender your Contract:

1 year                                                                      $408
3 years                                                                   $1,235
5 years                                                                   $2,076
10 years                                                                  $4,244

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit Values. Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-528-9009.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    We do not deduct sales charges at the time Contributions are made to the Contract. We deduct a Contingent Deferred Sales Charge from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                              AS A PERCENT
                                                             OF PARTICIPANT
PARTICIPANT'S CONTRACT YEARS                                    ACCOUNT
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:


                                                         MORTALITY AND EXPENSE
                                                               RISK AND
AGGREGATE PARTICIPANT ACCOUNTS                           ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct during the Accumulation Period and at the time of annuitization, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders by the Annuitant are subject to the limitations set forth in the contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of the Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 AMERICAN FUNDS AMCAP FUND -- CLASS R3             To provide long-term capital growth     Capital Research and Management
                                                                                           Company
 AMERICAN FUNDS AMERICAN BALANCED FUND -- CLASS    Conservation of capital, current        Capital Research and Management
  R3                                               income and long-term growth of capital  Company
                                                   and income

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS AMERICAN MUTUAL FUND -- CLASS R3   Current income, growth of capital and   Capital Research and Management
                                                   conservation of principal               Company
 AMERICAN FUNDS CAPITAL INCOME BUILDER FUND --     Seeks to provide a level of current     Capital Research and Management
  CLASS R3                                         income that exceeds the average yield   Company
                                                   on U.S. stocks generally, and to
                                                   provide a growing stream of income
                                                   over the years
 AMERICAN FUNDS EUROPACIFIC GROWTH FUND -- CLASS   Long-term growth of capital             Capital Research and Management
  R3                                                                                       Company
 AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND --      Long-term growth of capital and income  Capital Research and Management
  CLASS R3                                                                                 Company
 AMERICAN FUNDS NEW PERSPECTIVE FUND -- CLASS R3   Long-term growth of capital             Capital Research and Management
                                                                                           Company
 AMERICAN FUNDS SMALLCAP WORLD FUND -- CLASS R3    Long-term growth of capital             Capital Research and Management
                                                                                           Company
 AMERICAN FUNDS THE BOND FUND OF AMERICA -- CLASS  To provide as high a level of current   Capital Research and Management
  R3                                               income as is consistent with the        Company
                                                   preservation of capital
 AMERICAN FUNDS THE GROWTH FUND OF AMERICA --      Growth of capital                       Capital Research and Management
  CLASS R3                                                                                 Company
 AMERICAN FUNDS THE INCOME FUND OF AMERICA --      To provide current income while         Capital Research and Management
  CLASS R3                                         striving for capital growth             Company
 AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA  To achieve long-term growth of capital  Capital Research and Management
  FUND -- CLASS R3                                 and income                              Company
 AMERICAN FUNDS THE NEW ECONOMY FUND -- CLASS R3   Long-term growth of capital             Capital Research and Management
                                                                                           Company
 AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND   To produce income and provide an        Capital Research and Management
  -- CLASS R3                                      opportunity for growth of principal     Company
                                                   consistent with sound common stock
                                                   investing
 DAVIS OPPORTUNITY FUND -- CLASS A                 Long-term growth of capital             Davis Selected Advisers, L.P.
                                                                                           Sub-advised by Davis Selected Advisers
                                                                                           -NY, Inc.
 FEDERATED AMERICAN LEADERS FUND -- CLASS A        Long-term growth of capital             Federated Equity Management Company of
                                                                                           Pennsylvania
 FEDERATED CAPITAL APPRECIATION FUND -- CLASS A    Capital appreciation                    Federated Equity Management Company of
                                                                                           Pennsylvania
 FEDERATED EQUITY INCOME FUND -- CLASS A           Above average income and capital        Federated Equity Management Company of
                                                   appreciation                            Pennsylvania
 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES --  Current income                          Federated Investment Management
  CLASS A                                                                                  Company
 FEDERATED HIGH INCOME BOND FUND -- CLASS A        High current income                     Federated Investment Management
                                                                                           Company
 FEDERATED INTERNATIONAL EQUITY FUND -- CLASS A    Total return                            Federated Global Investment Management
                                                                                           Corp.
 FEDERATED KAUFMANN FUND -- CLASS K                Capital appreciation                    Federated Equity Management Company of
                                                                                           Pennsylvania
 FEDERATED MID CAP GROWTH STRATEGIES FUND --       Capital appreciation                    Federated Equity Management Company of
  CLASS A                                                                                  Pennsylvania

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 FEDERATED STOCK AND BOND FUND -- CLASS A          To provide relative safety of capital   Federated Equity Management Company of
                                                   with the possibility of long term       Pennsylvania
                                                   growth of capital and income
 FEDERATED TOTAL RETURN BOND FUND -- CLASS A       Total return                            Federated Investment Management
                                                                                           Company
 FRANKLIN HIGH INCOME FUND -- CLASS A (1)          High level of current income with a     Franklin Advisers, Inc.
                                                   secondary focus on capital
                                                   appreciation
 FRANKLIN INCOME FUND -- CLASS A                   Maximize income while maintaining       Franklin Advisers, Inc.
                                                   prospects for capital appreciation
 FRANKLIN STRATEGIC INCOME FUND -- CLASS A         A high level of current income. Its     Franklin Advisers, Inc.
                                                   secondary goal is capital appreciation
                                                   over the long term
 FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND --    Highest level of long-term total        Franklin Advisers, Inc.
  CLASS A                                          return, consistent with a lower level
                                                   of risk
 FRANKLIN TEMPLETON GROWTH TARGET FUND -- CLASS A  Highest level of long-term total        Franklin Advisers, Inc.
                                                   return, consistent with a higher level
                                                   of risk
 FRANKLIN TEMPLETON MODERATE TARGET FUND -- CLASS  Highest level of long-term total        Franklin Advisers, Inc.
  A                                                return, consistent with a moderate
                                                   level of risk
 FRANKLIN U.S. GOVERNMENT SECURITIES FUND --       High, current monthly income with a     Franklin Advisers, Inc.
  CLASS A                                          high degree of credit safety
 GOLDMAN SACHS BALANCED FUND -- CLASS A            Long-term growth of capital and         Goldman Sachs Asset Management, L.P.
                                                   current income
 GOLDMAN SACHS CAPITAL GROWTH FUND -- CLASS A      Long-term growth of capital             Goldman Sachs Asset Management, L.P.
 GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY   Long-term capital appreciation          Goldman Sachs Asset Management, L.P.
  FUND -- CLASS A (2)
 GOLDMAN SACHS CORE FIXED INCOME FUND -- CLASS A   A total return consisting of capital    Goldman Sachs Asset Management, L.P.
                                                   appreciation and income that exceeds
                                                   the total return of the Lehman
                                                   Brothers Aggregate Bond Index
 GOLDMAN SACHS GOVERNMENT INCOME FUND -- CLASS A   A high level of current income,         Goldman Sachs Asset Management, L.P.
                                                   consistent with safety of principal
 GOLDMAN SACHS GROWTH AND INCOME FUND -- CLASS A   Long-term growth of capital and growth  Goldman Sachs Asset Management, L.P.
                                                   of income
 GOLDMAN SACHS GROWTH OPPORTUNITIES FUND -- CLASS  Long-term growth of capital             Goldman Sachs Asset Management, L.P.
  A
 GOLDMAN SACHS MID CAP VALUE FUND -- CLASS A       Long-term capital appreciation          Goldman Sachs Asset Management, L.P.
 GOLDMAN SACHS SMALL CAP VALUE FUND -- CLASS A     Long-term growth of capital             Goldman Sachs Asset Management, L.P.
 GOLDMAN SACHS STRATEGIC GROWTH FUND -- CLASS A    Long-term growth of capital             Goldman Sachs Asset Management, L.P.
 GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND --      Long-term growth of capital and         Goldman Sachs Asset Management, L.P.
  CLASS A                                          dividend income

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 LORD ABBETT AFFILIATED FUND -- CLASS P            Long-term growth of capital and income  Lord, Abbett & Co. LLC without excessive fluctuations in
                                                   market value
 LORD ABBETT ALL VALUE FUND -- CLASS P             Long-term growth of capital and income  Lord, Abbett & Co. LLC without excessive fluctuations in
                                                   market value
 LORD ABBETT AMERICA'S VALUE FUND -- CLASS P       Current income and capital              Lord, Abbett & Co. LLC
                                                   appreciation
 LORD ABBETT BOND-DEBENTURE FUND -- CLASS P        High current income and the             Lord, Abbett & Co. LLC
                                                   opportunity for capital appreciation
                                                   to produce a high total return
 LORD ABBETT DEVELOPING GROWTH FUND -- CLASS A     Long-term growth of capital through a   Lord, Abbett & Co. LLC
                                                   diversified and actively managed
                                                   portfolio consisting of developing
                                                   growth companies, many of which are
                                                   traded over the counter.
 LORD ABBETT GROWTH OPPORTUNITIES FUND -- CLASS P  Capital appreciation                    Lord, Abbett & Co. LLC
 LORD ABBETT LARGE-CAP CORE FUND -- CLASS P        Growth of capital and growth of income  Lord, Abbett & Co. LLC consistent with reasonable risk.
 LORD ABBETT SMALL-CAP BLEND FUND -- CLASS P       Long-term growth of capital by          Lord, Abbett & Co. LLC
                                                   investing primarily in stocks of small
                                                   companies
 LORD ABBETT TOTAL RETURN FUND -- CLASS P          Income and capital appreciation to      Lord, Abbett & Co. LLC
                                                   produce a high total return
 MUTUAL BEACON FUND -- CLASS A                     Capital appreciation, with income as a  Franklin Mutual Advisers, LLC secondary goal
 MUTUAL DISCOVERY FUND -- CLASS A                  Long-term capital appreciation          Franklin Mutual Advisers, LLC
 OPPENHEIMER INTERNATIONAL BOND FUND -- CLASS A    Total return; as a secondary objective  OppenheimerFunds, Inc.
                                                   seeks income when consistent with
                                                   total return
 OPPENHEIMER MAIN STREET SMALL CAP FUND -- CLASS   Capital appreciation                    OppenheimerFunds, Inc.
  A
 OPPENHEIMER STRATEGIC INCOME FUND -- CLASS A      Seeks high current income by investing  OppenheimerFunds, Inc.
                                                   mainly in debt securities
 PIONEER MID-CAP VALUE FUND -- CLASS A             Capital appreciation by investing in a  Pioneer Investment Management, Inc.
                                                   diversified portfolio of securities
                                                   consisting primarily of common stocks
 PIONEER SMALL CAP VALUE FUND -- CLASS A           Capital growth by investing in a        Pioneer Investment Management, Inc.
                                                   diversified portfolio consisting
                                                   primarily of common stocks
 PUTNAM EQUITY INCOME FUND -- CLASS A              Capital growth and current income       Putnam Investment Management, LLC
 PUTNAM HIGH YIELD ADVANTAGE FUND -- CLASS A       High current income. Capital growth is  Putnam Investment Management, LLC
                                                   a secondary goal when consistent with   Sub-advised by Putnam Investments
                                                   achieving high current income           Limited

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PUTNAM INTERNATIONAL EQUITY FUND -- CLASS A       Capital appreciation                    Putnam Investment Management, LLC
                                                                                           Sub-advised by Putnam Investments
                                                                                           Limited
 PUTNAM INVESTORS FUND -- CLASS A                  Long-term growth of capital and any     Putnam Investment Management, LLC
                                                   increased income that results from
                                                   this growth
 PUTNAM NEW OPPORTUNITIES FUND -- CLASS A          Long-term capital appreciation          Putnam Investment Management, LLC
 PUTNAM RESEARCH FUND -- CLASS A                   Capital appreciation                    Putnam Investment Management, LLC
 PUTNAM VISTA FUND -- CLASS A                      Capital appreciation                    Putnam Investment Management, LLC
 PUTNAM VOYAGER FUND -- CLASS A                    Capital appreciation                    Putnam Investment Management, LLC
 TEMPLETON FOREIGN FUND -- CLASS A                 Long-term growth of capital             Templeton Global Advisors Limited
 TEMPLETON GLOBAL BOND FUND -- CLASS A             Current income with capital             Franklin Advisers, Inc.
                                                   appreciation and growth of income
 TEMPLETON GROWTH FUND -- CLASS A                  Long-term growth of capital             Templeton Global Advisors Limited
 THE GEORGE PUTNAM FUND OF BOSTON -- CLASS A       A balanced investment composed of a     Putnam Investment Management, LLC
                                                   well diversified portfolio of stocks
                                                   and bonds which provide both capital
                                                   growth and current income
 THE PUTNAM FUND FOR GROWTH AND INCOME -- CLASS A  Capital growth and current income       Putnam Investment Management, LLC
 VAN KAMPEN COMSTOCK FUND -- CLASS A               To seek capital growth and income       Van Kampen Asset Management
                                                   through investments in equity
                                                   securities, including common stocks,
                                                   preferred stocks and securities
                                                   convertible into common and preferred
                                                   stocks
 VAN KAMPEN ENTERPRISE FUND -- CLASS A             To seek capital appreciation by         Van Kampen Asset Management
                                                   investing in a portfolio of securities
                                                   consisting principally of common
                                                   stocks
 VAN KAMPEN EQUITY AND INCOME FUND -- CLASS A      To seek the highest possible income     Van Kampen Asset Management
                                                   consistent with safety of principal.
                                                   Long term growth of capital is an
                                                   important secondary investment
                                                   objective
 VAN KAMPEN EQUITY GROWTH FUND -- CLASS A          Long-term capital appreciation          Van Kampen Asset Management
 VAN KAMPEN GLOBAL VALUE EQUITY -- CLASS A         To seek long-term capital appreciation  Van Kampen Asset Management
                                                   by investing primarily in equity        Sub-advised by Morgan Stanley
                                                   securities of issuers throughout the    Investment Management Limited
                                                   world, including U.S. issuers
 VAN KAMPEN GROWTH AND INCOME FUND -- CLASS A      The Fund's objective is to seek income  Van Kampen Asset Management and long-term growth of capital

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN MID CAP GROWTH FUND -- CLASS A         The Fund's objective is to seek         Van Kampen Asset Management
                                                   capital growth
 VAN KAMPEN SMALL CAP GROWTH FUND -- CLASS A       The Fund's objective is capital         Van Kampen Asset Management
                                                   appreciation
 VAN KAMPEN STRATEGIC GROWTH FUND -- CLASS A       The Fund's objective is capital         Van Kampen Asset Management
                                                   appreciation
 VAN KAMPEN U.S. MORTGAGE FUND -- CLASS A          To provide a high level of current      Van Kampen Asset Management
                                                   income, with liquidity and safety of
                                                   principal
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS   Capital appreciation                    HL Investment Advisors, LLC
  IB                                                                                       Sub-advised by Wellington Management
                                                                                           Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IB            Maximum long-term total return          HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND -- CLASS IB  Growth of capital                       HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS    High level of current income            HL Investment Advisors, LLC
  IB                                               consistent with growth of capital       Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD GLOBAL LEADERS HLS FUND -- CLASS IB      Growth of capital                       HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IB              Long-term capital appreciation          HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD INDEX HLS FUND -- CLASS IB               Seeks to provide investment results     HL Investment Advisors, LLC
                                                   which approximate the price and yield   Sub-advised by Hartford Investment
                                                   performance of publicly traded common   Management Company
                                                   stocks in the aggregate
 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND --  Long-term growth of capital             HL Investment Advisors, LLC
  CLASS IB                                                                                 Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD STOCK HLS FUND -- CLASS IB               Long-term growth of capital             HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IB   Competitive total return, with income   HL Investment Advisors, LLC
                                                   as a secondary objective                Sub-advised by Hartford Investment
                                                                                           Management Company

NOTES

(1)  Formerly Franklin AGE High Income Fund -- Class A

(2)  Formerly Goldman Sachs International Equity Fund -- Class A

    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your Plan through the Contract. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. These fees and payments are received by Hartford under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.77% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and compensation sometimes referred to as "revenue sharing" payments. Hartford receives these fees and payments for its own account and expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your Plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the Plan's investment in the fund.

         If the Plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per Plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the Plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD LIFE: Hartford Life pays fees to the organizations listed below in exchange for an endorsement of our program. As part of the endorsement, Hartford Life is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our program.

    Hartford Life also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

Organizations Receiving Endorsement Fee Payments from Hartford Life

        1.   Peace Officers Research Association of California;

        2.   The National Association of Police Officers;

        3.   Florida Police Benevolent Association, Inc.;

        4.   Police Benevolent & Protective Association of Illinois; and

        5.   Combined Law Enforcement Association of Texas.

    PAYMENTS TO INDUSTRY AND TRADE ORGANIZATIONS: As an active member of the retirement industry, Hartford Life makes payments to various industry and trade organizations. These payments are made in connection with Hartford Life's membership, sponsorship or participation in events of these organizations. Hartford Life makes these payments in order to communicate its position on retirement industry issues and further its position as an industry leader.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The purpose of the Contingent Deferred Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to distributing organizations and their sales personnel, and

       -   other distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    There is no deduction for the Contingent Deferred Sales Charge at the time Contributions are made to the Contract. The Contingent Deferred Sales Charge is deducted from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                          CONTINGENT DEFERRED
PARTICIPANT'S CONTRACT YEARS                                 SALES CHARGE
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    We deduct one-quarter of the Annual Maintenance Fee on the last business day of each calendar quarter. However, if you Surrender the value of your Participant Account in full at any time before the last business day of the calendar quarter, we will deduct one quarter of the Annual Maintenance Fee from the proceeds of the Surrender. We do not deduct the Annual Maintenance Fee during the Annuity Period under a Contract. We deduct the Annual Maintenance Fee on a pro rata basis from the value of the Sub-Accounts chosen with respect to a Participant Account.

IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

       - severance from employment with the Employer on or after the Participant Contract Year 5 for Participants age 59 1/2 or older,

       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year. The minimum amount you can withdraw under this provision is $250.

    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The rate of the charge depends on the aggregate level of Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer.

BEFORE ANNUITY COMMENCEMENT DATE


                                                             MORTALITY AND
                                                           EXPENSE RISK AND
AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS                  ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%


AFTER ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                  1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.


    The Contracts are not available for issuance except as described above.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your Plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. There is a $30 minimum amount for initial Contributions or subsequent Contributions that may be made on behalf of a Participant Account under a Contract, unless the Employer's plan provides otherwise, in which case the minimum amount shall not be less than $10. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation

Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service. Once you reach the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    THE CONTRACTS PROVIDE FOR A TRANSFER FEE OF $5 THAT APPLIES TO EACH TRANSFER IN EXCESS OF 12 MADE IN A PARTICIPANT CONTRACT YEAR. WE DO NOT CURRENTLY CHARGE THE $5 TRANSFER FEE.

    WE MAKE NO ASSURANCES THAT THE TRANSFER RULE IS OR WILL BE EFFECTIVE IN DETECTING OR PREVENTING MARKET TIMING.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES (EFFECTIVE UNTIL JULY 1, 2007)

    We may provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy.

    We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Participants who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We then provide the Fund with information from the list so that it can determine whether the transfer activity violates its abusive transfer policy. The Fund notifies us of each Participant in violation of its abusive transfer policy.

    Hartford provides the Fund's notice to plan sponsors. BASED ON THIS INFORMATION, YOUR PLAN SPONSOR MAY RESTRICT, SUSPEND OR TERMINATE PARTICIPANTS' SUB-ACCOUNT TRANSFER PRIVILEGES. A plan sponsor may restrict, suspend or terminate a Participant's Sub-Account transfer privileges for a specified period of time or indefinitely.

    FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)

    You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. These penalties will affect a Contract Owner's or Participant's ability to purchase shares of the underlying funds. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

    Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit;
       (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - Our policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, may be prohibited. We do not currently enforce this prohibition.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, may be prohibited. We do not currently enforce this prohibition.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    We apply these restrictions to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, semi-monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions.

    You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor:

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day, divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

       - The daily mortality and expense risk and administration charge adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account Values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (see "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity payout options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity payout options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?") In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYMENT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges"). For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect theSystematic Withdrawal Option ("SWO"). The maximum payment amount is 1.5% monthly, 4.5% quarterly, 9.0% semi-annually or 18.0% annually of the value of the Participant's Account at the time the SWO is elected. Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

    -   no more than 80% is represented by any three investments and

    -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

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       -   Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

    INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE

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PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR
BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

     (A) TRADITIONAL IRAS

         Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

         You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.

         IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     (B) SEP IRAS

         Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are

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     described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     (C) SIMPLE IRAS

         The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

         A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

         If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

     (D) ROTH IRAS

         Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(K) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

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    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.  upon the employee's separation from service;

        c.   upon the employee's death or disability; or

        d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

    All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

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5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payouts and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

     (A) PENALTY TAXES ON PREMATURE DISTRIBUTIONS

         Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       - made to a beneficiary (or to the employee's estate) on or after the employee's death;

       - attributable to the employee's becoming disabled under Code Section 72(m)(7);

       - part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       - (except for IRAs) made to an employee after separation from service after reaching age 55; or

       - not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

         In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       - made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       - not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       -   a qualified first-time home buyer and meets the requirements of Code
           Section 72(t)(8).

         If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

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         For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

     (B) RMDS AND 50% PENALTY TAX

         If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

         An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       -   the calendar year in which the individual attains age 70 1/2, or

       - (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

         The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       - the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       - a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

         If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

         If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

         The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

         The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payouts that satisfy the rules set forth in Regulations under the Code relating to RMDs.

         In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan

(described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plans": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       -   an RMD amount;

       - one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       -   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

9. QUALIFIED HURRICANE RELIEF

    The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.

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
                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2006. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    For individual and group Contracts, up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

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

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

    Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL PAYMENT TYPE                                             WHAT IT'S USED FOR
----------------------------------------------------------------------------------------------------------------------------------
Access                   Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts & Entertainment    Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Marketing                Joint marketing campaigns and/or Financial Intermediary event advertising/ participation; sponsorship of
                         Financial Intermediary sales contests and/or promotions in which participants (including Registered
                         Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense        Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances
Support                  Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                         (including sub-accounting and the preparation of account statements and other communications), sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Targets                  Pay for the achievement of sales or assets under management targets.
Training                 Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility               Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                   Pay for the overall volume of their sales or the amount of money investing in our products.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following Financial Intermediaries for our entire suite of variable annuities:

    A.G. Edwards & Sons, Inc., Advisory Group Equity Services Ltd., AIG Advisors Group, Inc. (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc. AIG SunAmerica), Allen & Co., of Florida, Inc., Amcore Investment Services, Inc., American Classic Securities, American General Securities Inc., American Independent Sec's Inc., Ameritas Investment Corp., Amsouth Bank, AMSouth Investment Services, Inc., Arvest Asset Management, Associated Financial Services, Inc., Associated Investment Services Inc., Associated Securities Corp., B.C. Ziegler and Company, Banc of America Investment Services Inc., Bancorpsouth Investment Services Inc., Bancwest Investment Services, Inc., Bank of America, Bank of New York, Bank of the West, BB&T Investment Services, Inc., BCG Securities, Inc., Berthel, Fisher Company Financial Services Inc., BI Investments, LLC, BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., Brecek & Young Advisors, Inc., Brookstone Securities, Inc., Brookstreet Securities, Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc.,

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

Cantella & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Carillon Investments, Inc., Centaurus Financial, Inc., Chase Investments Services Corp., Citicorp Investment Services, Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Countrywide Investment Services Inc., Crown Capital Securities, L.P., CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Davenport & Company LLC, DFC Investor Services, Dominion Investor Services, Inc., Duerr Financial Corporation, Eagle One Investments, LLC, Edward D. Jones & Co., L.P., Empire Securities Corporation, Equity Services, Inc., Essex National Securities, Inc., Ferris/Baker Watts, FFP Securities, Inc., Fifth Third Securities, Financial Planning Consultants, Fintegra LLC, First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Southeast Inv. Services, First St. Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities Inc., FNB Brokerage Services, Inc., FNIC F.I.D. Div., Forrester's Equity Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Inc., Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Harold Dance Investments, Harvest Capital LLC, Hefren-Tillotson/Masterplan, Heim & Young Securities, Hornor, Townsend & Kent, Inc., HSBC Securities (USA) Inc., Huntington Investment Company, IBC Investments, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group LLC, Infinex Financial Group, Infinex Investment, Inc., ING Advisors Network (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.), InterSecurities, Inc., Investacorp, Inc., Investment Management Corp., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., IPI Investments, J.B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, KMS Financial Services, Inc., KNBT Securities, Inc., Kovack Securities, Inc., L.O. Thomas & Company, LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., M&I Brokerage Services, Inc., M&T Securities, Inc., McDonald Investments Inc., Mercantile Brokerage Services Inc., Merrill Lynch Pierce Fenner & Smith, Milkie/Ferguson Investments, MML Investor Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), NBC Securities, Inc., Nettworth Financial Group, Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., OFG Financial Services, Inc., Ohio Savings Securities, Inc., OneAmerica Securities Inc., Online Brokerage Services, Oppenheimer and Co., Inc., Pacific West Securities, Inc., Paulson Investment Company Inc., Pension Planners Securities, Inc., Peoples Securities, Inc., PFIC, Prime Capital Management, Prime Capital Services, Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp., Questar Capital Corp., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., Resource Horizons Group, LLC, Retirement Plan Advisors, Inc., Robert W. Baird & Co. Inc., Rogan, Rosenberg & Assoc., Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Smith Barney, Sorrento Pacific, South Valley Wealth Management, Spectrum Capital, Inc., Sterne Agee & Leach, Inc., Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Summit Equities, Inc., Sun Trust Bank, SunAmerica Securities, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services Inc., Synovus Securities, TFS Securities, Inc., The Huntington Investment Company, The Huntington Investment Plt, The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., U.S. Bancorp Piper Jaffray, UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, UnionBanc Investment Services, United Brokerage Services, Inc., United Global Securities, United Heritage Financial Services, US Bancorp FID, US Bancorp Investments, USAllianz Securities, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., Wachovia Securities, LLC (various divisions), Wall Street Financial Group, Walnut Street Securities, Inc., Washington Mutual Financial, Waterstone Financial Group, Webster Investments, Weitzel Financial Services Inc., Wells Fargo Brokerage Services, L.L.C., WesBanco Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), Workman Securities Corp., World Equity Group Inc., WRP Investments, Inc., WWK Investments, Inc., XCU Capital Corporation, Inc.

    Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities:
AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

    For individual and group Contracts, for the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $52.5 million (excluding corporate-sponsorship related perquisites, Marketing Expense Allowances and home office travel and entertainment expenses) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $14.7 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. For the fiscal year ended December 31, 2006, total travel and entertainment expenses incurred by our wholesalers did not in the aggregate exceed approximately $5.7 million.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

    To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.

    On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

    On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

    The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically by Internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    NO INFORMATION IS SHOWN BECAUSE AS OF DECEMBER 31, 2006, NO SUB-ACCOUNTS HAD COMMENCED OPERATION.

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                       2
 Safekeeping of Assets                                                    2
 Experts                                                                  2
 Non-Participating                                                        2
 Misstatement of Age or Sex                                               2
 Principal Underwriter                                                    2
PERFORMANCE RELATED INFORMATION                                           2
 Total Return for all Sub-Accounts                                        2
 Yield for Sub-Accounts                                                   3
 Money Market Sub-Accounts                                                3
 Additional Materials                                                     3
 Performance Comparisons                                                  4

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

           a.   attained age 59 1/2

           b.  severance from employment

           c.   died, or

           d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford CT 06144-1583

    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-5776-3) to me at the following address:

--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.

Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


[TO BE FILED BY AMENDMENT]


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past two years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $2,676,193; 2005:
$1,940,960 and 2004: $1,583,188.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is hte base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

  GROUP VARIABLE ANNUITY CONTRACTS   [THE HARTFORD LOGO]
  SEPARATE ACCOUNT ELEVEN
  STANDARD (SERIES A)

    This prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.


    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.


    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of mutual funds that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For more information on the mutual funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying mutual funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE MUTUAL FUNDS. For a list of the Sub-Accounts available under the Contract, see the section entitled "The Funds."

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------

Prospectus Dated: May 1, 2007

Statement of Additional Information Dated: May 1, 2007

                               TABLE OF CONTENTS


SECTION                                                              PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                            3
FEE TABLE                                                            5
SUMMARY                                                             26
PERFORMANCE RELATED INFORMATION                                     28
HARTFORD LIFE INSURANCE COMPANY                                     29
THE SEPARATE ACCOUNT                                                29
THE FUNDS                                                           29
GENERAL ACCOUNT OPTION                                              41
CONTRACT CHARGES                                                    42
 Contingent Deferred Sales Charge                                   42
 Annual Maintenance Fee                                             42
 Is there ever a time when the Contingent Deferred Sales Charge     43
  or Annual Maintenance Fee do not apply?
 Mortality and Expense Risk and Administrative Charge               43
 Premium Taxes                                                      44
 Transfer Fee                                                       44
 Experience Rating under the Contracts                              44
 Negotiated Charges and Fees                                        45
 Charges of the Funds                                               45
 Plan Related Expenses                                              45
THE CONTRACTS                                                       45
 The Contracts Offered                                              45
 Assignments                                                        45
 Pricing and Crediting of Contributions                             45
 What is a Surrender Charge Offset?                                 46
 May I make changes in the amounts of my Contribution?              46
 Can you transfer from one Sub-Account to another?                  46
 Dollar Cost Averaging                                              50
 May I request a loan from my Participant Account?                  50
 How do I know what my Participant Account is worth?                50
 How are the underlying Fund shares valued?                         51
DEATH BENEFITS                                                      52
 Determination of the Beneficiary                                   52
 Death before the Annuity Commencement Date                         52
 Death on or after the Annuity Commencement Date                    52
SETTLEMENT PROVISIONS                                               53
 Can payment of the Surrender value ever be postponed beyond the    53
  seven-day period?
 May I Surrender once Annuity Payouts have started?                 53
 How do I elect an Annuity Commencement Date and Annuity payout     54
  option?
 What is the minimum amount that I may select for an Annuity        54
  payout?
 How are Contributions made to establish an Annuity Account?        54
 Can a Contract be suspended by a Contract Owner?                   54
 Annuity Payout Options                                             54
 Systematic Withdrawal Option                                       55
 How are Variable Annuity payouts determined?                       56
FEDERAL TAX CONSIDERATIONS                                          57
 A. General                                                         57
 B. Taxation of Hartford and the Separate Account                   57
 C. Diversification of the Separate Account                         57
 D. Tax Ownership of the Assets in the Separate Account             58
 E. Non-Natural Persons as Owners                                   58
 F. Annuity Purchases by Nonresident Aliens and Foreign             59
  Corporations
 G. Generation Skipping Transfer Tax                                59
MORE INFORMATION                                                    67
 Can a Contract be modified?                                        67
 Can Hartford waive any rights under a Contract?                    67
 How Contracts Are Sold                                             67
 Who is the custodian of the Separate Account's assets?             70
 Are there any material legal proceedings affecting the Separate    70
  Account?
 How may I get additional information?                              71
APPENDIX I -- ACCUMULATION UNIT VALUES                              72
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION          111

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payouts to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: Attention: IPD/Retirement Plan Service Center, 200 Hopmeadow Street, Simsbury, CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payouts we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee of an Employer electing to participate in a Contract.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SURRENDER: Any partial or complete withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT.

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                         5%
  During Second Year                                                                                        4%
  During Third Year                                                                                         3%
  During Fourth Year                                                                                        2%
  During Fifth Year                                                                                         1%
  During Sixth Year and thereafter                                                                          0%

------------

(1) The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                                 $30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (4)

  BEFORE ANNUITY COMMENCEMENT DATE:


RANGE OF MORTALITY AND EXPENSE RISK AND
ADMINISTRATIVE CHARGE FOR AGGREGATE
PARTICIPANT ACCOUNTS                                                     CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                       1.25%
 $3,500,000.00 to $4,999,999.99                                            1.05%
 $5,000,000.00 to $24,999,999.99                                           0.85%
 $25,000,000.00 to $34,999,999.99                                          0.75%
 $35,000,000.00 to $49,999,999.99                                          0.65%
 $50,000,000.00 to $69,999,999.99                                          0.50%
 $70,000,000.00 to $84,999,999.99                                          0.35%
 $85,000,000.00 to $99,999,999.99                                          0.15%
 $100,000,000.00 and over                                                  0.00%
AFTER ANNUITY COMMENCEMENT DATE:
 All Participant Accounts


------------

(3) The Annual Maintenance Fee is deducted from the Participant's Account at the end of each calendar quarter and is equal to an annual charge of $30. It is deducted proportionally from the investment options in use at the time of the charge.

(4) The Mortality and Expense Risk and Administrative Charge can be reduced (see "Experience Rating Under the Contracts" and "Negotiated Charges and Fees.")

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees." We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.59%               2.98%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

    THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END

                        (As a percentage of net assets)

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS
AIM European Growth Fund --
 Class A                               0.92%              0.25%               0.44%                N/A
AIM International Growth Fund
 -- Class A                            0.92%              0.25%               0.42%                N/A
AIM Mid Cap Core Equity Fund
 -- Class A                            0.68%              0.25%               0.35%              0.02%
AIM Real Estate Fund --Class
 A                                     0.90%              0.25%               0.31%                N/A
AIM Small Cap Equity Fund --
 Class A                               0.85%              0.25%               0.47%                N/A
AllianceBernstein Balanced
 Shares Fund -- Class A                0.43%              0.29%               0.18%                N/A
AllianceBernstein Global
 Value Fund -- Class A                 0.75%              0.30%               0.29%                N/A
AllianceBernstein Growth &
 Income Fund -- Class A                0.50%              0.28%               0.23%                N/A
AllianceBernstein Growth Fund
 -- Class A                            0.75%              0.30%               0.41%                N/A

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
RETAIL MUTUAL FUNDS
AIM European Growth Fund --
 Class A                               1.61%               0.02%              1.59%  (1)
AIM International Growth Fund
 -- Class A                            1.59%               0.04%              1.55%  (1)
AIM Mid Cap Core Equity Fund
 -- Class A                            1.30%                 N/A              1.30%  (2)
AIM Real Estate Fund --Class
 A                                     1.46%               0.17%              1.29%  (3)
AIM Small Cap Equity Fund --
 Class A                               1.57%               0.11%              1.46%  (4)
AllianceBernstein Balanced
 Shares Fund -- Class A                0.90%                 N/A              0.90%
AllianceBernstein Global
 Value Fund -- Class A                 1.34%                 N/A              1.34%
AllianceBernstein Growth &
 Income Fund -- Class A                1.01%                 N/A              1.01%
AllianceBernstein Growth Fund
 -- Class A                            1.46%                 N/A              1.46%

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
AllianceBernstein
 International Growth Fund --
 Class A                               0.75%              0.30%               0.37%                N/A
AllianceBernstein
 International Value Fund --
 Class A                               0.71%              0.30%               0.18%                N/A
AllianceBernstein Mid-Cap
 Growth Fund -- Class A                0.71%              0.23%               0.28%                N/A
Allianz CCM Mid Cap Fund --
 Class A                               0.45%              0.25%               0.41%                N/A
American Century Equity
 Growth Fund -- Advisor Class          0.42%              0.50%                 N/A                N/A
American Century Inflation-
 Adjusted Bond Fund --
 Advisor Class                         0.24%              0.50%                 N/A                N/A
American Century Large
 Company Value Fund --
 Advisor Class                         0.59%              0.50%                 N/A                N/A
American Century Ultra(R)
 Fund -- Advisor Class                 0.74%              0.50%                 N/A                N/A
American Century Vista(SM)
 Fund -- Advisor Class                 0.75%              0.50%                 N/A                N/A
American Funds AMCAP Fund --
 Class R3                              0.32%              0.50%               0.24%                N/A
American Funds American
 Balanced Fund -- Class R3             0.24%              0.50%               0.18%                N/A
American Funds American
 Mutual Fund -- Class R3               0.26%              0.50%               0.20%                N/A
American Funds Capital Income
 Builder Fund --Class R3               0.25%              0.50%               0.23%                N/A
American Funds Capital World
 Growth & Income Fund --
 Class R3                              0.38%              0.50%               0.25%                N/A
American Funds EuroPacific
 Growth Fund -- Class R3               0.43%              0.50%               0.22%                N/A
American Funds New
 Perspective Fund -- Class R3          0.39%              0.50%               0.21%                N/A
American Funds The Bond Fund
 of America -- Class R3                0.25%              0.50%               0.27%                N/A

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
AllianceBernstein
 International Growth Fund --
 Class A                               1.42%                 N/A              1.42%
AllianceBernstein
 International Value Fund --
 Class A                               1.19%                 N/A              1.19%
AllianceBernstein Mid-Cap
 Growth Fund -- Class A                1.22%                 N/A              1.22%
Allianz CCM Mid Cap Fund --
 Class A                               1.11%                 N/A              1.11%
American Century Equity
 Growth Fund -- Advisor Class          0.92%                 N/A              0.92%
American Century Inflation-
 Adjusted Bond Fund --
 Advisor Class                         0.74%                 N/A              0.74%
American Century Large
 Company Value Fund --
 Advisor Class                         1.09%                 N/A              1.09%
American Century Ultra(R)
 Fund -- Advisor Class                 1.24%                 N/A              1.24%
American Century Vista(SM)
 Fund -- Advisor Class                 1.25%                 N/A              1.25%
American Funds AMCAP Fund --
 Class R3                              1.06%                 N/A              1.06%  (5)
American Funds American
 Balanced Fund -- Class R3             0.92%                 N/A              0.92%  (6)
American Funds American
 Mutual Fund -- Class R3               0.96%                 N/A              0.96%  (6)
American Funds Capital Income
 Builder Fund --Class R3               0.98%                 N/A              0.98%  (6)
American Funds Capital World
 Growth & Income Fund --
 Class R3                              1.13%                 N/A              1.13%  (6)
American Funds EuroPacific
 Growth Fund -- Class R3               1.15%                 N/A              1.15%  (5)
American Funds New
 Perspective Fund -- Class R3          1.10%                 N/A              1.10%  (7)
American Funds The Bond Fund
 of America -- Class R3                1.02%                 N/A              1.02%  (6)

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
American Funds The Growth
 Fund of America -- Class R3           0.28%              0.50%               0.18%                N/A
American Funds The Income
 Fund of America -- Class R3           0.25%              0.50%               0.21%                N/A
American Funds The Investment
 Company of America Fund --
 Class R3                              0.24%              0.50%               0.20%                N/A
American Funds The New
 Economy Fund -- Class R3              0.41%              0.50%               0.31%                N/A
American Funds Washington
 Mutual Investors Fund --
 Class R3                              0.26%              0.50%               0.21%                N/A
BlackRock Global Allocation
 Fund -- Class A                       0.75%              0.25%               0.16%              0.01%
BlackRock Global Financial
 Services Fund -- Class A              0.40%              0.25%               0.54%              0.01%
BlackRock Government Income
 Fund -- Class A                       0.50%                N/A               0.59%                N/A
BlackRock Large Cap Core Fund
 -- Class A                            0.47%              0.25%               0.43%              0.01%
BlackRock Mid Cap Value
 Opportunities Fund -- Class
 A                                     0.65%              0.25%               0.36%                N/A
BlackRock Small/Mid-Cap
 Growth Fund -- Class A                0.75%                N/A               0.82%              0.01%
BlackRock Value Opportunities
 Fund -- Class A                       0.47%              0.25%               0.54%              0.01%
Calvert Social Investment
 Fund Bond Portfolio --Class
 A                                     0.65%              0.20%               0.29%                N/A
Calvert Social Investment
 Fund Equity Portfolio --
 Class A                               0.70%              0.25%               0.28%                N/A
Columbia Marisco Growth Fund
 -- Class A                            0.86%              0.25%               0.13%                N/A
Columbia Marisco
 International Opportunities
 Fund -- Class A                       1.02%              0.25%               0.07%                N/A

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
American Funds The Growth
 Fund of America -- Class R3           0.96%                 N/A              0.96%  (7)
American Funds The Income
 Fund of America -- Class R3           0.96%                 N/A              0.96%  (7)
American Funds The Investment
 Company of America Fund --
 Class R3                              0.94%                 N/A              0.94%  (6)
American Funds The New
 Economy Fund -- Class R3              1.22%                 N/A              1.22%  (7)
American Funds Washington
 Mutual Investors Fund --
 Class R3                              0.97%                 N/A              0.97%  (8)
BlackRock Global Allocation
 Fund -- Class A                       1.17%                 N/A              1.17%  (9)
BlackRock Global Financial
 Services Fund -- Class A              1.20%                 N/A              1.20%  (10)
BlackRock Government Income
 Fund -- Class A                       1.09%                 N/A              1.09%
BlackRock Large Cap Core Fund
 -- Class A                            1.16%                 N/A              1.16%
BlackRock Mid Cap Value
 Opportunities Fund -- Class
 A                                     1.26%                 N/A              1.26%
BlackRock Small/Mid-Cap
 Growth Fund -- Class A                1.58%                 N/A              1.58%  (11)
BlackRock Value Opportunities
 Fund -- Class A                       1.27%                 N/A              1.27%  (12)
Calvert Social Investment
 Fund Bond Portfolio --Class
 A                                     1.14%                 N/A              1.14%  (13)
Calvert Social Investment
 Fund Equity Portfolio --
 Class A                               1.23%                 N/A              1.23%  (14)
Columbia Marisco Growth Fund
 -- Class A                            1.24%                 N/A              1.24%  (15)
Columbia Marisco
 International Opportunities
 Fund -- Class A                       1.34%                 N/A              1.34%  (16)

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
Davis Financial Fund -- Class
 A                                     0.63%              0.19%               0.16%                N/A
Davis New York Venture Fund
 -- Class A                            0.49%              0.25%               0.14%                N/A
DWS Dreman High Return Equity
 Fund -- Class A                       0.68%              0.24%               0.22%                N/A
DWS Global Thematic Fund --
 Class A                               0.99%              0.24%               0.47%                N/A
DWS RREEF Real Estate
 Securities Fund -- Class A            0.49%              0.23%               0.29%                N/A
Eaton Vance Income Fund of
 Boston -- Class A                    0.625%              0.25%              0.188%                N/A
Eaton Vance Large-Cap Value
 Fund -- Class A                       0.63%              0.25%               0.17%                N/A
Eaton Vance Utilities Fund -
 - Class A                             0.65%              0.25%               0.18%                N/A
Eaton Vance Worldwide Health
 Sciences Fund --Class A               0.99%              0.25%               0.25%                N/A
Evergreen Asset Allocation
 Fund -- Class A                       0.35%              0.30%               0.28%                N/A
Evergreen Core Bond Fund - -
 Class A                               0.32%              0.30%               0.23%                N/A
Evergreen International
 Equity Fund -- Class A                0.40%              0.30%               0.32%                N/A
Federated Capital
 Appreciation Fund -- Class A          0.75%              0.25%               0.50%                N/A
Federated Kaufmann Fund --
 Class K                               1.43%              0.50%               0.51%                N/A
Federated Mid Cap Growth
 Strategies Fund -- Class A            0.75%                N/A               0.54%                N/A
Fidelity Advisor Equity
 Growth Fund -- Class T                0.57%              0.50%               0.24%                N/A
Franklin Capital Growth Fund
 -- Class A                            0.47%              0.25%               0.24%                N/A
Franklin Growth Fund --Class
 A                                     0.46%              0.24%               0.21%                N/A
Franklin Income Fund --Class
 A                                     0.40%              0.15%               0.09%                N/A
Franklin Small Cap Value Fund
 -- Class A                            0.69%              0.32%               0.25%              0.04%
Franklin Templeton
 Conservative Target Fund --
 Class A                               0.25%              0.25%               0.28%              0.69%

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
Davis Financial Fund -- Class
 A                                     0.98%                 N/A              0.98%
Davis New York Venture Fund
 -- Class A                            0.88%                 N/A              0.88%
DWS Dreman High Return Equity
 Fund -- Class A                       1.14%               0.02%              1.12%  (17)
DWS Global Thematic Fund --
 Class A                               1.70%                 N/A              1.70%  (18)
DWS RREEF Real Estate
 Securities Fund -- Class A            1.01%                 N/A              1.01%  (19)
Eaton Vance Income Fund of
 Boston -- Class A                    1.063%              0.003%              1.06%  (20)
Eaton Vance Large-Cap Value
 Fund -- Class A                       1.04%                 N/A              1.04%
Eaton Vance Utilities Fund -
 - Class A                             1.08%                 N/A              1.08%
Eaton Vance Worldwide Health
 Sciences Fund --Class A               1.49%                 N/A              1.49%
Evergreen Asset Allocation
 Fund -- Class A                       0.93%                 N/A              0.93%
Evergreen Core Bond Fund - -
 Class A                               0.85%                 N/A              0.85%
Evergreen International
 Equity Fund -- Class A                1.02%                 N/A              1.02%
Federated Capital
 Appreciation Fund -- Class A          1.50%                 N/A              1.50%  (21)
Federated Kaufmann Fund --
 Class K                               2.44%                 N/A              2.44%  (22)
Federated Mid Cap Growth
 Strategies Fund -- Class A            1.29%                 N/A              1.29%  (23)
Fidelity Advisor Equity
 Growth Fund -- Class T                1.31%                 N/A              1.31%  (24)
Franklin Capital Growth Fund
 -- Class A                            0.96%                 N/A              0.96%  (25)
Franklin Growth Fund --Class
 A                                     0.91%                 N/A              0.91%
Franklin Income Fund --Class
 A                                     0.64%                 N/A              0.64%
Franklin Small Cap Value Fund
 -- Class A                            1.30%                 N/A              1.30%  (26)
Franklin Templeton
 Conservative Target Fund --
 Class A                               1.47%                 N/A              1.47%  (27)

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Growth
 Target Fund -- Class A                0.25%              0.25%               0.30%              0.81%
Franklin Templeton Moderate
 Target Fund --Class A                 0.25%              0.25%               0.26%              0.75%
Franklin Total Return Fund -
 - Class A                             0.41%              0.25%               0.40%              0.03%
Goldman Sachs Capital Growth
 Fund -- Class A                       0.95%              0.25%               0.24%                N/A
Goldman Sachs Government
 Income Fund -- Class A                0.54%              0.25%               0.25%                N/A
Goldman Sachs Growth
 Opportunities Fund -- Class
 A                                     0.99%              0.25%               0.23%                N/A
Goldman Sachs Mid Cap Value
 Fund -- Class A                       0.71%              0.25%               0.21%                N/A
Goldman Sachs Small Cap Value
 Fund -- Class A                       1.00%              0.25%               0.23%                N/A
Ivy Global Natural Resources
 Fund -- Class A                       0.87%              0.25%               0.28%                N/A
Ivy Large Cap Growth Fund --
 Class A                               0.70%              0.25%               0.46%                N/A
Janus Adviser Flexible Bond
 Fund -- Class S                       0.50%              0.25%               0.73%                N/A
Legg Mason Partners
 Aggressive Growth Fund --
 Class A                               0.69%              0.25%               0.17%                N/A
Legg Mason Partners Small Cap
 Growth Fund -- Class A                0.75%              0.25%               0.25%                N/A
Legg Mason Partners Small Cap
 Value Fund -- Class A                 0.75%              0.25%               0.15%                N/A
Legg Mason Partners Variable
 Fundamental Value Portfolio
 -- Class A                            0.65%              0.25%               0.21%                N/A
Lifepath 2010 Portfolio --
 Class R                               0.35%              0.25%               0.84%                N/A
Lifepath 2020 Portfolio --
 Class R                               0.35%              0.25%               0.84%                N/A
Lifepath 2030 Portfolio --
 Class R                               0.35%              0.25%               0.83%                N/A
Lifepath 2040 Portfolio --
 Class R                               0.35%              0.25%               0.83%                N/A

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
Franklin Templeton Growth
 Target Fund -- Class A                1.61%                 N/A              1.61%  (28)
Franklin Templeton Moderate
 Target Fund --Class A                 1.51%                 N/A              1.51%  (29)
Franklin Total Return Fund -
 - Class A                             1.09%                 N/A              1.09%  (30)
Goldman Sachs Capital Growth
 Fund -- Class A                       1.44%                 N/A              1.44%  (31)
Goldman Sachs Government
 Income Fund -- Class A                1.04%                 N/A              1.04%  (32)
Goldman Sachs Growth
 Opportunities Fund -- Class
 A                                     1.47%                 N/A              1.47%  (33)
Goldman Sachs Mid Cap Value
 Fund -- Class A                       1.17%                 N/A              1.17%  (33)
Goldman Sachs Small Cap Value
 Fund -- Class A                       1.48%                 N/A              1.48%  (33)
Ivy Global Natural Resources
 Fund -- Class A                       1.40%                 N/A              1.40%
Ivy Large Cap Growth Fund --
 Class A                               1.41%                 N/A              1.41%  (34)
Janus Adviser Flexible Bond
 Fund -- Class S                       1.48%               0.43%              1.05%  (35)
Legg Mason Partners
 Aggressive Growth Fund --
 Class A                               1.11%                 N/A              1.11%
Legg Mason Partners Small Cap
 Growth Fund -- Class A                1.25%               0.13%              1.12%  (36)
Legg Mason Partners Small Cap
 Value Fund -- Class A                 1.15%                 N/A              1.15%
Legg Mason Partners Variable
 Fundamental Value Portfolio
 -- Class A                            1.11%                 N/A              1.11%
Lifepath 2010 Portfolio --
 Class R                               1.44%               0.34%              1.10%  (37)
Lifepath 2020 Portfolio --
 Class R                               1.44%               0.34%              1.10%  (37)
Lifepath 2030 Portfolio --
 Class R                               1.43%               0.33%              1.10%  (37)
Lifepath 2040 Portfolio --
 Class R                               1.43%               0.33%              1.10%  (37)

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
Lifepath Retirement Portfolio          0.35%              0.25%               0.84%                N/A
 -- Class R
Lord Abbett Affiliated Fund            0.30%              0.35%               0.17%                N/A
 -- Class A
Lord Abbett Bond-Debenture             0.45%              0.35%               0.19%                N/A
 Fund -- Class A
Lord Abbett International              0.75%              0.35%               0.55%                N/A
 Core Equity Fund -- Class A
Lord Abbett Small Cap Blend            0.73%              0.35%               0.29%                N/A
 Fund -- Class A
Marshall International Stock           0.98%                N/A               0.51%                N/A
 Fund -- Class Y
Marshall Mid-Cap Value Fund            0.75%                N/A               0.45%                N/A
 -- Class Y
MFS International New                  0.93%              0.25%               0.42%                N/A
 Discovery Fund -- Class R4
MFS New Endeavor Fund --               0.75%              0.25%               0.52%                N/A
 Class R4
MFS Research Bond Fund --              0.50%              0.25%               0.39%                N/A
 Class R4
MFS Strategic Value Fund --            0.75%              0.25%               0.44%                N/A
 Class R4
MFS Total Return Fund --               0.35%              0.25%               0.35%                N/A
 Class R4
MFS Utilities Fund -- Class            0.60%              0.25%               0.41%                N/A
 R4
Mutual Beacon Fund -- Class A          0.60%              0.33%               0.29%                N/A
Mutual Discovery Fund --               0.79%              0.35%               0.29%                N/A
 Class A
Mutual Shares Fund -- Class A          0.57%              0.35%               0.24%                N/A
Oppenheimer Capital Income             0.52%              0.24%               0.15%                N/A
 Fund -- Class A
Oppenheimer Equity Fund --             0.53%              0.21%               0.15%                N/A
 Class A
Oppenheimer Global Fund --             0.63%              0.24%               0.21%                N/A
 Class A
Oppenheimer Gold & Special             0.71%              0.24%               0.23%                N/A
 Metals Fund --Class A
Oppenheimer International              0.54%              0.25%               0.19%                N/A
 Bond Fund -- Class A

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
Lifepath Retirement Portfolio          1.44%               0.34%              1.10%  (37)
 -- Class R
Lord Abbett Affiliated Fund            0.82%                 N/A              0.82%
 -- Class A
Lord Abbett Bond-Debenture             0.99%                 N/A              0.99%
 Fund -- Class A
Lord Abbett International              1.65%                 N/A              1.65%
 Core Equity Fund -- Class A
Lord Abbett Small Cap Blend            1.37%                 N/A              1.37%
 Fund -- Class A
Marshall International Stock           1.49%                 N/A              1.49%  (38)
 Fund -- Class Y
Marshall Mid-Cap Value Fund            1.20%                 N/A              1.20%  (39)
 -- Class Y
MFS International New                  1.60%                 N/A              1.60%
 Discovery Fund -- Class R4
MFS New Endeavor Fund --               1.52%                 N/A              1.52%
 Class R4
MFS Research Bond Fund --              1.14%                 N/A              1.14%
 Class R4
MFS Strategic Value Fund --            1.44%                 N/A              1.44%
 Class R4
MFS Total Return Fund --               0.95%                 N/A              0.95%
 Class R4
MFS Utilities Fund -- Class            1.26%                 N/A              1.26%
 R4
Mutual Beacon Fund -- Class A          1.22%                 N/A              1.22%
Mutual Discovery Fund --               1.43%                 N/A              1.43%
 Class A
Mutual Shares Fund -- Class A          1.16%                 N/A              1.16%
Oppenheimer Capital Income             0.91%                 N/A              0.91%
 Fund -- Class A
Oppenheimer Equity Fund --             0.89%                 N/A              0.89%
 Class A
Oppenheimer Global Fund --             1.08%                 N/A              1.08%
 Class A
Oppenheimer Gold & Special             1.18%                 N/A              1.18%
 Metals Fund --Class A
Oppenheimer International              0.98%                 N/A              0.98%
 Bond Fund -- Class A

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
Oppenheimer International              0.76%              0.24%               0.49%                N/A
 Growth Fund -- Class A
Oppenheimer Main Street                0.46%              0.24%               0.22%                N/A
 Opportunity Fund -- Class A
Oppenheimer Main Street Small          0.62%              0.25%               0.28%                N/A
 Cap Fund -- Class A
Oppenheimer Small & Mid-Cap            0.64%              0.25%               0.25%                N/A
 Value Fund -- Class A
PIMCO Emerging Markets Bond            0.45%              0.25%               0.55%                N/A
 Fund -- Class A
PIMCO Real Return Fund --              0.25%              0.25%               0.40%                N/A
 Class A
PIMCO Total Return Fund --             0.25%              0.25%               0.40%                N/A
 Class A
Pioneer Fund -- Class A                0.64%              0.25%               0.21%                N/A
Pioneer High Yield Fund --             0.58%              0.25%               0.27%                N/A
 Class A
Pioneer Mid-Cap Value Fund --          0.57%              0.25%               0.25%                N/A
 Class A
Pioneer Small Cap Value Fund           0.85%              0.25%               0.43%                N/A
 -- Class A
Pioneer Strategic Income Fund          0.60%              0.25%               0.26%                N/A
 -- Class A
Putnam Equity Income Fund --           0.50%              0.25%               0.23%                N/A
 Class A
Putnam Investors Fund --               0.49%              0.25%               0.34%                N/A
 Class A
Putnam New Value Fund --               0.59%              0.25%               0.30%                N/A
 Class A
Putnam Small Cap Growth Fund           1.00%              0.25%               0.42%                N/A
 -- Class A
Putnam Vista Fund -- Class A           0.51%              0.25%               0.31%                N/A
Seligman Communications &              0.89%              0.25%               0.37%                N/A
 Information Fund -- Class A
SSgA Small Cap Fund --Class R          0.75%              0.61%               0.24%                N/A
TCW Select Equities Fund --            0.75%              0.25%               1.98%                N/A
 Class K
Templeton Developing Markets           1.21%              0.34%               0.42%                N/A
 Trust -- Class A

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
Oppenheimer International              1.49%                 N/A              1.49%
 Growth Fund -- Class A
Oppenheimer Main Street                0.92%                 N/A              0.92%
 Opportunity Fund -- Class A
Oppenheimer Main Street Small          1.15%                 N/A              1.15%
 Cap Fund -- Class A
Oppenheimer Small & Mid-Cap            1.14%                 N/A              1.14%
 Value Fund -- Class A
PIMCO Emerging Markets Bond            1.25%                 N/A              1.25%  (40)
 Fund -- Class A
PIMCO Real Return Fund --              0.90%                 N/A              0.90%  (41)
 Class A
PIMCO Total Return Fund --             0.90%                 N/A              0.90%  (41)
 Class A
Pioneer Fund -- Class A                1.10%                 N/A              1.10%
Pioneer High Yield Fund --             1.10%                 N/A              1.10%
 Class A
Pioneer Mid-Cap Value Fund --          1.07%                 N/A              1.07%
 Class A
Pioneer Small Cap Value Fund           1.53%                 N/A              1.53%
 -- Class A
Pioneer Strategic Income Fund          1.11%                 N/A              1.11%
 -- Class A
Putnam Equity Income Fund --           0.98%                 N/A              0.98%
 Class A
Putnam Investors Fund --               1.08%                 N/A              1.08%
 Class A
Putnam New Value Fund --               1.14%                 N/A              1.14%  (42)
 Class A
Putnam Small Cap Growth Fund           1.67%                 N/A              1.67%
 -- Class A
Putnam Vista Fund -- Class A           1.07%                 N/A              1.07%  (43)
Seligman Communications &              1.51%                 N/A              1.51%
 Information Fund -- Class A
SSgA Small Cap Fund --Class R          1.60%                 N/A              1.60%  (44)
TCW Select Equities Fund --            2.98%                 N/A              2.98%  (45)
 Class K
Templeton Developing Markets           1.97%                 N/A              1.97%
 Trust -- Class A

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
Templeton Foreign Fund --              0.59%              0.25%               0.32%                N/A
 Class A
Templeton Growth Fund --               0.57%              0.25%               0.23%                N/A
 Class A
Thornburg Core Growth Fund --          0.86%              0.50%               0.37%                N/A
 Class R3
Thornburg International Value          0.72%              0.50%               0.39%                N/A
 Fund -- Class R3
Thornburg Value Fund --Class           0.78%              0.50%               0.41%                N/A
 R3
UBS Global Allocation Fund --          0.69%              0.25%               0.20%                N/A
 Class A
UBS U.S. Allocation Fund --            0.46%              0.25%               0.23%                N/A
 Class A
Van Kampen Comstock Fund --            0.37%              0.25%               0.18%                N/A
 Class A
Van Kampen Equity and Income           0.35%              0.25%               0.18%                N/A
 Fund -- Class A
Van Kampen Growth and Income           0.35%              0.25%               0.19%                N/A
 Fund -- Class A
Van Kampen Real Estate                 0.78%              0.25%               0.26%                N/A
 Securities Fund -- Class A
Van Kampen Small Cap Growth            0.80%              0.25%               0.58%                N/A
 Fund -- Class A
Victory Diversified Stock              0.59%                N/A               0.48%                N/A
 Fund -- Class A
Victory Special Value Fund --          0.75%                N/A               0.50%                N/A
 Class A
AIM GROWTH SERIES
AIM Basic Value Fund --Class           0.66%              0.25%               0.29%                N/A
 A*
ALGER INSTITUTIONAL FUNDS
Alger Capital Appreciation             0.81%                N/A               0.46%                N/A
 Institutional Fund -- Class
 I
Alger MidCap Growth                    0.76%                N/A               0.37%                N/A
 Institutional Fund -- Class
 I
AMERICAN CENTURY CAPITAL
 PORTFOLIOS, INC.
American Century Equity                0.73%              0.50%                 N/A                N/A
 Income Fund -- Advisor
 Class*

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
Templeton Foreign Fund --              1.16%                 N/A              1.16%
 Class A
Templeton Growth Fund --               1.05%                 N/A              1.05%
 Class A
Thornburg Core Growth Fund --          1.73%                 N/A              1.73%  (46)
 Class R3
Thornburg International Value          1.61%                 N/A              1.61%  (47)
 Fund -- Class R3
Thornburg Value Fund --Class           1.69%                 N/A              1.69%  (48)
 R3
UBS Global Allocation Fund --          1.14%                 N/A              1.14%  (49)
 Class A
UBS U.S. Allocation Fund --            0.94%               0.03%              0.91%  (50)
 Class A
Van Kampen Comstock Fund --            0.80%                 N/A              0.80%
 Class A
Van Kampen Equity and Income           0.78%                 N/A              0.78%
 Fund -- Class A
Van Kampen Growth and Income           0.79%                 N/A              0.79%
 Fund -- Class A
Van Kampen Real Estate                 1.29%                 N/A              1.29%
 Securities Fund -- Class A
Van Kampen Small Cap Growth            1.63%                 N/A              1.63%  (51)
 Fund -- Class A
Victory Diversified Stock              1.07%                 N/A              1.07%  (52)
 Fund -- Class A
Victory Special Value Fund --          1.25%                 N/A              1.25%  (52)
 Class A
AIM GROWTH SERIES
AIM Basic Value Fund --Class           1.20%               0.05%              1.15%  (53)
 A*
ALGER INSTITUTIONAL FUNDS
Alger Capital Appreciation             1.27%                 N/A              1.27%
 Institutional Fund -- Class
 I
Alger MidCap Growth                    1.13%                 N/A              1.13%
 Institutional Fund -- Class
 I
AMERICAN CENTURY CAPITAL
 PORTFOLIOS, INC.
American Century Equity                1.23%                 N/A              1.23%
 Income Fund -- Advisor
 Class*

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
JANUS ADVISER SERIES
Janus Adviser Forty Fund --            0.64%              0.25%               0.29%                N/A
 Class S*
Janus Adviser International            0.64%              0.25%               0.35%                N/A
 Growth Fund -- Class S*
MERCURY FUNDS, INC.
BlackRock Small Cap Growth             0.70%              0.25%               0.31%              0.01%
 Fund -- Class A*
INSURANCE COMPANY DEDICATED
MUTUAL FUNDS
HARTFORD HLS SERIES FUND II,
 INC.
Hartford Growth Opportunities          0.61%              0.25%               0.04%                N/A
 HLS Fund --Class IB*
Hartford SmallCap Growth HLS           0.61%              0.25%               0.03%                N/A
 Fund -- Class IB*
Hartford Value Opportunities           0.62%              0.25%               0.02%                N/A
 HLS Fund --Class IB*
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund --          0.60%              0.25%               0.04%                N/A
 Class IB*
Hartford Disciplined Equity            0.68%              0.25%               0.04%                N/A
 HLS Fund -- Class IB*
Hartford Dividend and Growth           0.64%              0.25%               0.03%                N/A
 HLS Fund -- Class IB*
Hartford Global                        0.85%              0.25%               0.20%                N/A
 Communications HLS Fund --
 Class IB*
Hartford Global Health HLS             0.83%              0.25%               0.05%                N/A
 Fund -- Class IB*
Hartford Global Leaders HLS            0.70%              0.25%               0.06%                N/A
 Fund -- Class IB*
Hartford Global Technology             0.85%              0.25%               0.11%                N/A
 HLS Fund -- Class IB*
Hartford Growth HLS Fund --            0.79%              0.25%               0.05%                N/A
 Class IB*
Hartford Index HLS Fund --             0.30%              0.25%               0.04%                N/A
 Class IB*

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
JANUS ADVISER SERIES
Janus Adviser Forty Fund --            1.18%                 N/A              1.18%
 Class S*
Janus Adviser International            1.24%                 N/A              1.24%
 Growth Fund -- Class S*
MERCURY FUNDS, INC.
BlackRock Small Cap Growth             1.27%                 N/A              1.27%
 Fund -- Class A*
INSURANCE COMPANY DEDICATED
MUTUAL FUNDS
HARTFORD HLS SERIES FUND II,
 INC.
Hartford Growth Opportunities          0.90%                 N/A              0.90%
 HLS Fund --Class IB*
Hartford SmallCap Growth HLS           0.89%                 N/A              0.89%
 Fund -- Class IB*
Hartford Value Opportunities           0.89%                 N/A              0.89%
 HLS Fund --Class IB*
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund --          0.89%                 N/A              0.89%
 Class IB*
Hartford Disciplined Equity            0.97%                 N/A              0.97%
 HLS Fund -- Class IB*
Hartford Dividend and Growth           0.92%                 N/A              0.92%
 HLS Fund -- Class IB*
Hartford Global                        1.30%                 N/A              1.30%
 Communications HLS Fund --
 Class IB*
Hartford Global Health HLS             1.13%                 N/A              1.13%
 Fund -- Class IB*
Hartford Global Leaders HLS            1.01%                 N/A              1.01%
 Fund -- Class IB*
Hartford Global Technology             1.21%                 N/A              1.21%
 HLS Fund -- Class IB*
Hartford Growth HLS Fund --            1.09%                 N/A              1.09%
 Class IB*
Hartford Index HLS Fund --             0.59%                 N/A              0.59%
 Class IB*

                                                     DISTRIBUTION                             ACQUIRED
                                                        AND/OR                                  FUND
                                   MANAGEMENT       SERVICE (12B-1)         OTHER             FEES AND
UNDERLYING FUND                       FEE                FEES              EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
Hartford Money Market HLS              0.45%              0.25%               0.03%                N/A
 Fund -- Class IB*
Hartford Total Return Bond             0.46%              0.25%               0.04%                N/A
 HLS Fund -- Class IB*

                                     TOTAL          CONTRACTUAL FEE        NET TOTAL
                                     ANNUAL              WAIVER              ANNUAL
                                   OPERATING         AND/OR EXPENSE        OPERATING
UNDERLYING FUND                     EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
Hartford Money Market HLS              0.73%                 N/A              0.73%  (54)
 Fund -- Class IB*
Hartford Total Return Bond             0.75%                 N/A              0.75%
 HLS Fund -- Class IB*

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Includes acquired fund fees and expenses which are less than 0.01%. Acquired fund fees and expenses are not fees or expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investments in those investment companies. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.

     Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specific maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.935% (for average net assets up to $250 million) to 0.76% (for average net assets over $10 billion).

(2) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specific maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion).

(4) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

     Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specific maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

(5) The fund's investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and is expected to continue at this level until further review. In addition, the investment adviser paid a portion of the fund's transfer agent fees. Total annual fund operating expenses do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Fund's prospectus.

     12b-1 fees may not exceed 0.75% of average net assets annually.

(6) The fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees. Management fees and total expenses do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Fund's prospectus.

     12b-1 fees may not exceed 0.75% of average net assets annually.

(7) The fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees. Expenses shown above do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/ reimbursement on total annual fund operating expenses can be found in the Fund's prospectus.

     12b-1 fees may not exceed 0 .75% of average net assets annually.

(8) The fund's investment adviser and business manager each began waiving 5% of their management fees on September 1, 2004. Beginning April 1, 2005, these waivers increased to 10% and are expected to continue at this level until further review. In addition, the investment adviser paid a portion of the fund's transfer agent fees. Total annual fund operating expenses do not reflect any waivers or reimbursement. Information regarding the effect of any waivers/reimbursement on total annual fund operating expenses can be found in the Fund's prospectus.

     12b-1 fees may not exceed 0.75% of average net assets annually.

(9) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses.

(10) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses.

(11) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses.

(12) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses.

(13) Annual fund operating expenses are based on expenses for the Fund's most recent fiscal year unless otherwise noted. Management fees include the Subadvisory fees paid by the Advisor ("Calvert") to the Subadvisors, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert.

(14) Annual fund operating expenses are based on expenses for the Fund's most recent fiscal year unless otherwise noted. Management fees include the Subadvisory fees paid by the Advisor ("Calvert") to the Subadvisors, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert.

(15) The figures above are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. These figures are contained in the Fund's' current prospectus, dated August 1, 2006.

     The Fund pays an investment advisory fee of 0.64% and an administration fee of 0.22%. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $500 million; 0.70% for assets in excess of $500 million and up to $1 billion; 0.65% for assets in excess of $1 billion and up to $1.5 billion; 0.60% for assets in excess of $1.5 billion and up to $3 billion; 0.58% for assets in excess of $3 billion and up to $6 billion; and 0.56% in excess of $6 billion.

     Other expenses have been restated to reflect contractual changes to the fees paid by the Fund for transfer agency services effective April 1, 2006.

     The Fund's transfer agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.12% for all share classes; and total annual Fund operating expenses would by 1.23%. The Fund's transfer agent, at its discretion, may revise or discontinue this arrangement at any time.

(16) The figures above are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. These figures are contained in the Fund's' current prospectus, dated August 1, 2006.

     The Fund pays an investment advisory fee of 0.80% and an administration fee of 0.22%.

     The Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to 1.75% until July 31, 2007. There is no guarantee that these limitations will continue after July 31, 2007.

(17) Other expenses are restated on an annualized basis to reflect fee changes which took effect on February 7, 2007.

     Through February 28, 2010, the Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the Fund's total operating expenses at 1.12%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.

(18) Management Fees are restated on an annualized basis to reflect fee changes which too effect on June 1, 2006. Includes 0.10% administration fee.

     Other expenses are restated on an annualized basis to reflect fee changes which took effect on June 1, 2006.

     Through September 30, 2007, the Adviser has agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund's operating expenses at 1.70%, excluding certain expenses such as extraordinary expenses, taxes, proxy, brokerage, interest and organizational and offering expenses. Although there can be no assurances that the current waiver/expense reimbursement arrangement will be maintained beyond September 30, 2007, the Adviser has committed to review the continuance of waiver/expense reimbursement arrangements by September 30, 2007.

(19) Management Fees are restated on an annualized basis to reflect fee changes which too effect on July 1, 2006. Includes 0.10% administration fee.

     Other expenses are restated on an annualized basis to reflect fee changes which took effect on July 1, 2006.

     Through June 30, 2007, the Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund's operating expenses at 1.596%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.

     Through September 30, 2007, the Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund's operating expenses at 0.799%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses. Although there can be no assurances that the current waiver/expense reimbursement arrangement will be maintained beyond September 30, 2007, the Adviser has committed to review the continuance of waiver/expense reimbursement arrangements by September 30, 2007.

(20) Effective March 28, 2005, the investment adviser has contractually agreed to reduce its advisory fee on assets of $1.5 billion or more. Such contractual fee reduction cannot be terminated or decreased without the express consent of the Board of Trustees and shareholders and is intended to continue indefinitely.

(21) The percentages shown are based on expenses for the entire fiscal year ended October 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so (except as discussed below), the distributor and shareholder services provider reimbursed and/or elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2006.

     Total Waiver, Reimbursement and Reduction of Fund Expenses: 0.26%

     Total Actual Annual Fund Operating Expenses (after waiver, reimbursement and reduction): 1.24%

     The Fund did not pay or accrue the distribution (12b-1) fee for the fiscal year ended October 31, 2006. There is no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending October 31, 2007.

     Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee, which is used to compensate intermediaries for recordkeeping services. The shareholder services provider reimbursed a portion of the shareholder services fee. Additionally, the shareholder services provider voluntarily elected not to charge, and therefore the Fund did not accrue a portion of its fee. The shareholder services provider can terminate this voluntary reimbursement and/or reduction at any time. Total other expenses paid by the Fund (after the reimbursement and reduction) were 0.49% for the fiscal year ended October 31, 2006.

     The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee so that the total operating expenses paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.35% for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

(22) The percentages shown are based on expenses for the entire fiscal year ended October 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so (except as discussed below), the Adviser, distributor and shareholder services provider waived and/or elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2006.

     Total Waivers and Reduction of Fund Expenses: 0.49%

     Total Actual Annual Fund Operating Expenses (after waivers and reduction):
     1.95%

     The contractual investment advisory fee is 1.425%. The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 1.27% for the fiscal year ended October 31, 2006.

     A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.20% for the fiscal year ended October 31, 2006.

     Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee, which is used to compensate intermediaries for recordkeeping services. The shareholder services provider voluntarily elected not to charge, and therefore the Fund did not accrue, a portion of its fee. The shareholder services provider can terminate this voluntary reduction at any time. Total other expenses paid by the Fund (after the voluntary reduction) were 0.48% for the fiscal year ended October 31, 2006.

     The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund (after the voluntary waivers, reimbursements and/or reductions) will not exceed 1.95% for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

(23) The percentages shown are based on expenses for the entire fiscal year ended October 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so (except as discussed below), the Adviser and shareholder services provider waived, reimbursed and/or elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2006.

     Total Waiver, Reimbursement and Reduction of Fund Expenses: 0.2996%

     Total Actual Annual Fund Operating Expenses (after waiver, reimbursement and reduction): 0.9939%

     Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010. As a separate matter, beginning January 1, 2006, although not obligated to do so, the Adviser waived the amount, if any, by which the Fund's aggregate annual operating expenses exceeded 0.9949%. The Adviser can terminate this voluntary waiver at any time.

     Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee, which is used to compensate intermediaries for recordkeeping services. The shareholder services provider voluntarily reimbursed a portion of its fee. Additionally, the shareholder services provider voluntarily elected not to charge, and therefore the Fund did not accrue, a portion of its fee. The shareholder services provider can terminate this voluntary reimbursement and reduction at any time. Total other expenses paid by the Fund (after the voluntary reimbursement and reduction) were 0.5027% for the fiscal year ended October 31, 2006.

(24) FMR has voluntarily agreed to reimburse Class T shares of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed 1.50%.

(25) The manager has agreed to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton Money Fund. This reduction is required by the Fund's board of trustees and exemptive order by the Securities and Exchange Commission.

(26) Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights of the Fund's prospectus, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

     The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission.

(27) For the fiscal year ended December 31, 2005, the Fund's manager and administrator have agreed to limit their fees and assume as their own expense certain expenses otherwise payable by the Fund so that total annual operating expenses do not exceed 0.50%. This limit on expenses does not apply to the indirect expenses of the underlying funds. The manager also had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With this reduction and limit on expenses and the estimated underlying funds operating expenses, for the fiscal year ended December 31, 2005, total annual Fund and underlying funds operating expenses would not have exceeded 1.19%. The manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

(28) For the fiscal year ended December 31, 2005, the Fund's manager and administrator have agreed to limit their fees and assume as their own expense certain expenses otherwise payable by the Fund so that total annual operating expenses do not exceed 0.50%. This limit on expenses does not apply to the indirect expenses of the underlying funds. The manager also had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With this reduction and limit on expenses and the estimated underlying funds operating expenses, for the fiscal year ended December 31, 2005, total annual Fund and underlying funds operating expenses would not have exceeded 1.31%. The manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

(29) For the fiscal year ended December 31, 2005, the Fund's manager and administrator have agreed to limit their fees and assume as their own expense certain expenses otherwise payable by the Fund so that total annual operating expenses do not exceed 0.50%. This limit on expenses does not apply to the indirect expenses of the underlying funds. The manager also had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With this reduction and limit on expenses and the estimated underlying funds operating expenses, for the fiscal year ended December 31, 2005, total annual Fund and underlying funds operating expenses would not have exceeded 1.25%. The manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

(30) For the fiscal year ended October 31, 2006, the manager and administrator agreed in advance to limit their respective fees. The manager also agreed to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With these limitations and reductions, without taking into account the acquired fund fees and expenses, management fees were 0.38% and net annual Fund operating expenses were 0.85%. The manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

     Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(31) Expense ratios are the Total Fund Operating Expenses for the Fund, and are shown above before current expense waivers and limitations. Total Fund Operating Expenses after current expense waivers and limitations are listed below. They may be changed at the option of the investment adviser without shareholder approval.

     Management Fees: 0.95%, Distribution (12b1) Fees: 0.25%, Other Expenses:
     0.19%, Total Fund Operating Expenses: 1.39% as of 12/29/2006.

(32) Expense ratios are the Total Fund Operating Expenses for the Fund, and are shown above before current expense waivers and limitations. Total Fund Operating Expenses after current expense waivers and limitations are listed below. They may be changed at the option of the investment adviser without shareholder approval.

     Management Fees: 0.54%, Distribution (12b1) Fees: 0.25%, Other Expenses:
     0.16%, Total Fund Operating Expenses: 0.95% as of 02/28/2007.

(33) No waivers are in effect as of the most recent prospectus dated December 29, 2006.

(34) Effective June 1, 2006 through July 31, 2007, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class A shares at 1.15%.

(35) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus. Janus has contractually agreed to waive certain Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits.

(36) Excludes certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period.

     Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.12% for Class A until May 1, 2008.

(37) BGFA, the investment adviser to the Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2007.

     Other expenses reflect each LifePath Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

     The Funds' service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time.

(38) The Adviser voluntarily waived a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. Includes shareholder servicing fee of 0.25%. Although not contractually obligated to do so, the Adviser and other service providers waived certain amounts.

(39) Includes shareholder servicing fee of 0.25%. Although not contractually obligated to do so, the Adviser and other service providers waived certain amounts.

(40) Other Expenses reflect an administrative fee of 0.55%.

(41) Other Expenses reflect an administrative fee of 0.40%.

(42) Actual Other Expenses and Total Annual Fund Operating Expenses were lower due to a onetime expense reimbursement from Putnam Investments.

(43) Actual Other Expenses and Total Annual Fund Operating Expenses were lower due to a onetime expense reimbursement from Putnam Investments.

(44) The Adviser has contractually agreed to waive up to the full amount of the Advisory fee and reimburse the S&P 500 Index Fund for all expenses (exclusive of non-recurring account fees and extraordinary expenses) in excess of 0.18% of average daily net assets on an annual basis until December 31, 2007.

(45) The Adviser paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses of the Fund to an amount not to exceed the trailing monthly expense ratio as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund's Annual Operating Expenses were 1.71% of net assets as a result of the expense limitation.

(46) The Fund's Rule 12b-1 Plans provide for maximum annual payments of 1.00%. The Trustees have limited payments by the Fund to 0.50% for the current fiscal year.

     A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

     Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual expenses do not exceed 1.50%. Waiver of fees and reimbursement of expenses may be terminated at any time.

(47) The Fund's Rule 12b-1 Plans provide for maximum annual payments of 1.00%. The Trustees have limited payments by the Fund to 0.50% for the current fiscal year.

     A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

     Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual expenses do not exceed 1.45%. Waiver of fees and reimbursement of expenses may be terminated at any time.

(48) The Fund's Rule 12b-1 Plans provide for maximum annual payments of 1.00%. The Trustees have limited payments by the Fund to 0.50% for the current fiscal year.

     A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

     Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual expenses do not exceed 1.35%. Waiver of fees and reimbursement of expenses may be terminated at any time.

(49) "Other expenses" include, among other expenses, an administrative fee of 0.075% paid by the Fund to UBS Global AM (Americas).

(50) The Fund and UBS Global AM have entered into a written agreement, separate from UBS Global AM's investment advisory agreement with the Fund, whereby UBS Global AM has agreed to permanently reduce its management fee based on the Fund's average daily net assets to the following rates: $0 to $250 million: 0.50%; in excess of $250 million up to $500 million: 0.45%; in excess of $500 million up to $2 billion: 0.40%; and over $2 billion: 0.35%.

(51) The Fund's investment adviser is currently waiving or reimbursing a portion of the funds management fees or other expenses such that the actual total annual fund operating expenses paid for the Fund's fiscal year ended March 31, 2006 were 1.61%. The fee waivers or expense reimbursements can be terminated at any time.

(52) There is a 0.25% Shareholder Servicing Fee on Class A shares.

(53) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

     Through December 31, 2012, the Fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion).

(54) Effective January 1, 2007, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IB shares of the Fund are 0.68%.

EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $809
3 years                                                                   $1,316
5 years                                                                   $1,828
10 years                                                                  $3,593

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $305
3 years                                                                     $992
5 years                                                                   $1,698
10 years                                                                  $3,563

     (3) If you do not Surrender your Contract:

1 year                                                                      $335
3 years                                                                   $1,022
5 years                                                                   $1,728
10 years                                                                  $3,593

     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $845
3 years                                                                   $1,419
5 years                                                                   $2,001
10 years                                                                  $3,919

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $341
3 years                                                                   $1,097
5 years                                                                   $1,871
10 years                                                                  $3,889

     (3) If you do not Surrender your Contract:

1 year                                                                      $371
3 years                                                                   $1,127
5 years                                                                   $1,901
10 years                                                                  $3,919

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $860
3 years                                                                   $1,464
5 years                                                                   $2,074
10 years                                                                  $4,056

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $357
3 years                                                                   $1,142
5 years                                                                   $1,944
10 years                                                                  $4,026

     (3) If you do not Surrender your Contract:

1 year                                                                      $387
3 years                                                                   $1,172
5 years                                                                   $1,974
10 years                                                                  $4,056

     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $876
3 years                                                                   $1,508
5 years                                                                   $2,146
10 years                                                                  $4,190

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $372
3 years                                                                   $1,187
5 years                                                                   $2,017
10 years                                                                  $4,160

     (3) If you do not Surrender your Contract:

1 year                                                                      $402
3 years                                                                   $1,217
5 years                                                                   $2,047
10 years                                                                  $4,190

     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $896
3 years                                                                   $1,566
5 years                                                                   $2,242
10 years                                                                  $4,367

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $393
3 years                                                                   $1,247
5 years                                                                   $2,114
10 years                                                                  $4,337

     (3) If you do not Surrender your Contract:

1 year                                                                      $423
3 years                                                                   $1,277
5 years                                                                   $2,144
10 years                                                                  $4,367

     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $937
3 years                                                                   $1,682
5 years                                                                   $2,430
10 years                                                                  $4,708

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $434
3 years                                                                   $1,365
5 years                                                                   $2,304
10 years                                                                  $4,678

     (3) If you do not Surrender your Contract:

1 year                                                                      $464
3 years                                                                   $1,395
5 years                                                                   $2,334
10 years                                                                  $4,708

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit Values. Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-528-9009.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    We do not deduct sales charges at the time Contributions are made to the Contract. We deduct a Contingent Deferred Sales Charge from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                                CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                    AS A PERCENT
                                                                   OF PARTICIPANT
PARTICIPANT'S CONTRACT YEARS                                          ACCOUNT
--------------------------------------------------------------------------------------
During the First Year                                                     5%
During the Second Year                                                    4%
During the Third Year                                                     3%
During the Fourth Year                                                    2%
During the Fifth Year                                                     1%
During the Sixth Year and thereafter                                      0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:


                                                                MORTALITY AND EXPENSE
                                                                      RISK AND
AGGREGATE PARTICIPANT ACCOUNTS                                  ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------
$0 to $3,499,999.99                                                      1.25%
$3,500,000.00 to $4,999,999.99                                           1.05%
$5,000,000.00 to $24,999,999.99                                          0.85%
$25,000,000.00 to $34,999,999.99                                         0.75%
$35,000,000.00 to $49,999,999.99                                         0.65%
$50,000,000.00 to $69,999,999.99                                         0.50%
$70,000,000.00 to $84,999,999.99                                         0.35%
$85,000,000.00 to $99,999,999.99                                         0.15%
$100,000,000.00 and over                                                 0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct during the Accumulation Period and at the time of annuitization, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders by the Annuitant are subject to the limitations set forth in the contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of the Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 AIM EUROPEAN GROWTH FUND -- CLASS A               Long-term growth of capital             A I M Advisors, Inc.
 AIM INTERNATIONAL GROWTH FUND -- CLASS A          Long-term growth of capital             A I M Advisors, Inc.
 AIM MID CAP CORE EQUITY FUND -- CLASS A           Long-term growth of capital             A I M Advisors, Inc.
 AIM REAL ESTATE FUND -- CLASS A                   High total return through growth of     A I M Advisors, Inc.
                                                   capital and current income              Sub-advised by INVESCO Institutional
                                                                                           (N.A.), Inc.
 AIM SMALL CAP EQUITY FUND -- CLASS A              Long-term growth of capital             A I M Advisors, Inc.
 ALLIANCEBERNSTEIN BALANCED SHARES FUND -- CLASS   Total return consistent with            AllianceBernstein L.P.
  A                                                reasonable risks through a combination
                                                   of income and long-term growth of
                                                   capital
 ALLIANCEBERNSTEIN GLOBAL VALUE FUND -- CLASS A    Long-term growth of capital             AllianceBernstein L.P.
 ALLIANCEBERNSTEIN GROWTH & INCOME FUND -- CLASS   Long-term growth of capital             AllianceBernstein L.P.
  A
 ALLIANCEBERNSTEIN GROWTH FUND -- CLASS A          Long-term growth of capital             AllianceBernstein L.P.
 ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND --    Long-term growth of capital             AllianceBernstein L.P.
  CLASS A
 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND --     Long-term growth of capital             AllianceBernstein L.P.
  CLASS A
 ALLIANCEBERNSTEIN MID-CAP GROWTH FUND -- CLASS A  Long-term growth of capital             AllianceBernstein L.P.
 ALLIANZ CCM MID CAP FUND -- CLASS A               Growth of capital                       Allianz Global Investors Fund
                                                                                           Management LLC
                                                                                           Sub-advised by Cadence Capital
                                                                                           Management LLC
 AMERICAN CENTURY EQUITY GROWTH FUND -- ADVISOR    Long-term capital growth                American Century Investment
  CLASS                                                                                    Management, Inc.
 AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND --  Total return and inflation protection   American Century Investment
  ADVISOR CLASS                                    consistent with investment in           Management, Inc.
                                                   inflation-indexed securities
 AMERICAN CENTURY LARGE COMPANY VALUE FUND --      Long-term capital growth; income is a   American Century Investment
  ADVISOR CLASS                                    secondary objective                     Management, Inc.
 AMERICAN CENTURY ULTRA(R) FUND -- ADVISOR CLASS   Long-term growth of capital             American Century Investment
                                                                                           Management, Inc.
 AMERICAN CENTURY VISTASM FUND -- ADVISOR CLASS    Long-term capital growth                American Century Investment
                                                                                           Management, Inc.
 AMERICAN FUNDS AMCAP FUND -- CLASS R3             To provide long-term capital growth     Capital Research and Management
                                                                                           Company
 AMERICAN FUNDS AMERICAN BALANCED FUND -- CLASS    Conservation of capital, current        Capital Research and Management
  R3                                               income and long-term growth of capital  Company
                                                   and income

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS AMERICAN MUTUAL FUND -- CLASS R3   Current income, growth of capital and   Capital Research and Management
                                                   conservation of principal               Company
 AMERICAN FUNDS CAPITAL INCOME BUILDER FUND --     Seeks to provide a level of current     Capital Research and Management
  CLASS R3                                         income that exceeds the average yield   Company
                                                   on U.S. stocks generally, and to
                                                   provide a growing stream of income
                                                   over the years
 AMERICAN FUNDS CAPITAL WORLD GROWTH & INCOME      Long-term growth of capital while       Capital Research and Management
  FUND -- CLASS R3                                 providing current income                Company
 AMERICAN FUNDS EUROPACIFIC GROWTH FUND -- CLASS   Long-term growth of capital             Capital Research and Management
  R3                                                                                       Company
 AMERICAN FUNDS NEW PERSPECTIVE FUND -- CLASS R3   Long-term growth of capital             Capital Research and Management
                                                                                           Company
 AMERICAN FUNDS THE BOND FUND OF AMERICA -- CLASS  To provide as high a level of current   Capital Research and Management
  R3                                               income as is consistent with the        Company
                                                   preservation of capital
 AMERICAN FUNDS THE GROWTH FUND OF AMERICA --      Growth of capital                       Capital Research and Management
  CLASS R3                                                                                 Company
 AMERICAN FUNDS THE INCOME FUND OF AMERICA --      To provide current income while         Capital Research and Management
  CLASS R3                                         striving for capital growth             Company
 AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA  To achieve long-term growth of capital  Capital Research and Management
  FUND -- CLASS R3                                 and income                              Company
 AMERICAN FUNDS THE NEW ECONOMY FUND -- CLASS R3   Long-term growth of capital             Capital Research and Management
                                                                                           Company
 AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND   To produce income and provide an        Capital Research and Management
  -- CLASS R3                                      opportunity for growth of principal     Company
                                                   consistent with sound common stock
                                                   investing
 BLACKROCK GLOBAL ALLOCATION FUND -- CLASS A (1)   High total investment return            BlackRock Advisors, LLC
                                                                                           Sub-advised by BlackRock Investment
                                                                                           Management, LLC and BlackRock Asset
                                                                                           Management U.K. Limited
 BLACKROCK GLOBAL FINANCIAL SERVICES FUND --       Capital appreciation                    BlackRock Advisors, LLC
  CLASS A (2)                                                                              Sub-advised by BlackRock Investment
                                                                                           Management, LLC and BlackRock Asset
                                                                                           Management U.K. Limited
 BLACKROCK GOVERNMENT INCOME FUND -- CLASS A       Maximize total return, consistent with  BlackRock Advisors, Inc.
                                                   income generation and prudent
                                                   investment management
 BLACKROCK LARGE CAP CORE FUND -- CLASS A (3)      Long-term capital growth                BlackRock Advisors, LLC
                                                                                           Sub-advised by BlackRock Investment
                                                                                           Management, LLC
 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND --     Capital appreciation and secondarily,   BlackRock Advisors, LLC
  CLASS A (4)                                      income                                  Sub-advised by BlackRock Investment
                                                                                           Management, LLC
 BLACKROCK SMALL/MID-CAP GROWTH FUND -- CLASS A    Growth of capital                       BlackRock Advisors, Inc.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 BLACKROCK VALUE OPPORTUNITIES FUND -- CLASS A     Long-term growth of capital             BlackRock Advisors, LLC
  (5)                                                                                      Sub-advised by BlackRock Investment
                                                                                           Management, LLC
 CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO --  Seeks to provide as high a level of     Calvert Asset Management Company, Inc.
  CLASS A                                          current income as is consistent with
                                                   prudent investment risk and
                                                   preservation of capital through
                                                   investment in bonds and other straight
                                                   debt securities meeting the Fund's
                                                   investment and social criteria
 CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO   Seeks growth of capital through         Calvert Asset Management Company, Inc.
  -- CLASS A                                       investment in stocks of issuers in      Sub-advised by Atlanta Capital
                                                   industries believed to offer            Management Company, Inc.
                                                   opportunities for potential capital
                                                   appreciation and which meet the Fund's
                                                   investment and social criteria
 COLUMBIA MARSICO GROWTH FUND -- CLASS A           Long-term growth of capital             Columbia Management Advisors, LLC
                                                                                           Sub-advised by Marsico Capital
                                                                                           Management, LLC
 COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES      Long-term growth of capital             Columbia Management Advisors, LLC
  FUND -- CLASS A                                                                          Sub-advised by Marsico Capital
                                                                                           Management, LLC
 DAVIS FINANCIAL FUND -- CLASS A                   Long-term growth of capital             Davis Selected Advisers, L.P.
                                                                                           Sub-advised by Davis Selected Advisers
                                                                                           -NY, Inc.
 DAVIS NEW YORK VENTURE FUND -- CLASS A            Long-term growth of capital             Davis Selected Advisers, L.P.
                                                                                           Sub-advised by Davis Selected Advisers
                                                                                           -NY, Inc.
 DWS DREMAN HIGH RETURN EQUITY FUND -- CLASS A     High rate of total return               Deutsche Investment Management
                                                                                           Americas Inc.
 DWS GLOBAL THEMATIC FUND -- CLASS A               Long-term growth of capital             Deutsche Investment Management
                                                                                           Americas Inc.
 DWS RREEF REAL ESTATE SECURITIES FUND -- CLASS A  Long-term capital appreciation and      Deutsche Asset Management, Inc.
                                                   current income
 EATON VANCE INCOME FUND OF BOSTON -- CLASS A      Current income                          Boston Management & Research
 EATON VANCE LARGE-CAP VALUE FUND -- CLASS A       Total return                            Boston Management & Research
 EATON VANCE UTILITIES FUND -- CLASS A             Total return                            Boston Management & Research
 EATON VANCE WORLDWIDE HEALTH SCIENCES FUND --     Long-term capital growth                OrbiMed Advisors LLC
  CLASS A
 EVERGREEN ASSET ALLOCATION FUND -- CLASS A        Total return                            Evergreen Investment Management
                                                                                           Company, LLC
 EVERGREEN CORE BOND FUND -- CLASS A               Total return through a combination of   Evergreen Investment Management
                                                   current income and capital growth       Company, LLC
 EVERGREEN INTERNATIONAL EQUITY FUND -- CLASS A    Long-term capital growth                Evergreen Investment Management
                                                                                           Company, LLC

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 FEDERATED CAPITAL APPRECIATION FUND -- CLASS A    Capital appreciation                    Federated Equity Management Company of
                                                                                           Pennsylvania
 FEDERATED KAUFMANN FUND -- CLASS K                Capital appreciation                    Federated Equity Management Company of
                                                                                           Pennsylvania
 FEDERATED MID CAP GROWTH STRATEGIES FUND --       Capital appreciation                    Federated Equity Management Company of
  CLASS A                                                                                  Pennsylvania
 FIDELITY ADVISOR EQUITY GROWTH FUND -- CLASS T    Capital appreciation                    Fidelity Management & Research Company
 FRANKLIN CAPITAL GROWTH FUND -- CLASS A           Capital appreciation                    Franklin Advisers, Inc.
 FRANKLIN GROWTH FUND -- CLASS A                   Capital appreciation                    Franklin Advisers, Inc.
 FRANKLIN INCOME FUND -- CLASS A                   Maximize income while maintaining       Franklin Advisers, Inc.
                                                   prospects for capital appreciation
 FRANKLIN SMALL CAP VALUE FUND -- CLASS A          Total return                            Franklin Advisory Services, LLC
 FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND --    Highest level of long-term total        Franklin Advisers, Inc.
  CLASS A                                          return, consistent with a lower level
                                                   of risk
 FRANKLIN TEMPLETON GROWTH TARGET FUND -- CLASS A  Highest level of long-term total        Franklin Advisers, Inc.
                                                   return, consistent with a higher level
                                                   of risk
 FRANKLIN TEMPLETON MODERATE TARGET FUND -- CLASS  Highest level of long-term total        Franklin Advisers, Inc.
  A                                                return, consistent with a moderate
                                                   level of risk
 FRANKLIN TOTAL RETURN FUND -- CLASS A             High current income, consistent with    Franklin Advisers, Inc.
                                                   preservation of capital
 GOLDMAN SACHS CAPITAL GROWTH FUND -- CLASS A      Long-term growth of capital             Goldman Sachs Asset Management, L.P.
 GOLDMAN SACHS GOVERNMENT INCOME FUND -- CLASS A   A high level of current income,         Goldman Sachs Asset Management, L.P.
                                                   consistent with safety of principal
 GOLDMAN SACHS GROWTH OPPORTUNITIES FUND -- CLASS  Long-term growth of capital             Goldman Sachs Asset Management, L.P.
  A
 GOLDMAN SACHS MID CAP VALUE FUND -- CLASS A       Long-term capital appreciation          Goldman Sachs Asset Management, L.P.
 GOLDMAN SACHS SMALL CAP VALUE FUND -- CLASS A     Long-term growth of capital             Goldman Sachs Asset Management, L.P.
 IVY GLOBAL NATURAL RESOURCES FUND -- CLASS A      Long-term growth                        Ivy Investment Management Company
                                                                                           Sub-advised by Mackenzie Financial
                                                                                           Corporation
 IVY LARGE CAP GROWTH FUND -- CLASS A              Investment appreciation                 Ivy Investment Management Company
 JANUS ADVISER FLEXIBLE BOND FUND -- CLASS S       Maximize total return consistent with   Janus Capital Management LLC
                                                   the preservation of capital
 LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND --     Capital appreciation                    Legg Mason Partners Fund Advisor, LLC
  CLASS A                                                                                  Sub-advised by ClearBridge Advisors,
                                                                                           LLC

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 LEGG MASON PARTNERS SMALL CAP GROWTH FUND --      Long-term growth of capital             Salomon Brothers Asset Management Inc.
  CLASS A (6)
 LEGG MASON PARTNERS SMALL CAP VALUE FUND --       Long-term capital growth                Legg Mason Partners Fund Advisor, LLC
  CLASS A                                                                                  Sub-advised by ClearBridge Advisors,
                                                                                           LLC
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE    Long-term capital growth. Current       Legg Mason Partners Fund Advisor, LLC
  PORTFOLIO -- CLASS A                             income is a secondary consideration     Sub-advised by ClearBridge Advisors,
                                                                                           LLC
 LIFEPATH 2010 PORTFOLIO -- CLASS R                Managed for investors planning to       Barclays Global Fund Advisers
                                                   retire in approximately 2010
 LIFEPATH 2020 PORTFOLIO -- CLASS R                Managed for investors planning to       Barclays Global Fund Advisers
                                                   retire in approximately 2020
 LIFEPATH 2030 PORTFOLIO -- CLASS R                Managed for investors planning to       Barclays Global Fund Advisers
                                                   retire in approximately 2030
 LIFEPATH 2040 PORTFOLIO -- CLASS R                Managed for investors planning to       Barclays Global Fund Advisers
                                                   retire in approximately 2040
 LIFEPATH RETIREMENT PORTFOLIO -- CLASS R          Managed for investors planning to seek  Barclays Global Fund Advisers income and moderate long-term growth
                                                   of capital
 LORD ABBETT AFFILIATED FUND -- CLASS A            Long-term growth of capital and income  Lord, Abbett & Co. LLC without excessive fluctuations in
                                                   market value
 LORD ABBETT BOND-DEBENTURE FUND -- CLASS A        High current income and the             Lord, Abbett & Co. LLC
                                                   opportunity for capital appreciation
                                                   to produce a high total return
 LORD ABBETT INTERNATIONAL CORE EQUITY FUND --     Long-term capital appreciation          Lord, Abbett & Co. LLC
  CLASS A
 LORD ABBETT SMALL CAP BLEND FUND -- CLASS A       Long-term growth of capital by          Lord, Abbett & Co. LLC
                                                   investing primarily in stocks of small
                                                   companies
 MARSHALL INTERNATIONAL STOCK FUND -- CLASS Y      Capital appreciation                    M&I Investment Management Corp.
                                                                                           Sub-advised by Triology Global
                                                                                           Advisors LLP and Acadian Asset
                                                                                           Management, Inc.
 MARSHALL MID-CAP VALUE FUND -- CLASS Y            Capital appreciation                    M&I Investment Management Corp.
 MFS INTERNATIONAL NEW DISCOVERY FUND -- CLASS R4  Capital appreciation                    Massachusetts Financial Services
  (CLOSED TO CONTRACTS ISSUED ON OR AFTER                                                  Company
  SEPTEMBER 1, 2006)
 MFS NEW ENDEAVOR FUND -- CLASS R4                 Capital appreciation                    Massachusetts Financial Services
                                                                                           Company
 MFS RESEARCH BOND FUND -- CLASS R4                Total return (high current income and   Massachusetts Financial Services
                                                   long-term growth of capital)            Company
 MFS STRATEGIC VALUE FUND -- CLASS R4              Capital appreciation                    Massachusetts Financial Services
                                                                                           Company

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MFS TOTAL RETURN FUND -- CLASS R4                 Seeks above-average income (compared    Massachusetts Financial Services
                                                   to a portfolio entirely invested in     Company
                                                   equity securities) consistent with the
                                                   prudent employment of capital. Its
                                                   secondary objective seeks reasonable
                                                   opportunity for growth of capital and
                                                   income.
 MFS UTILITIES FUND -- CLASS R4                    Seeks capital growth and current        Massachusetts Financial Services
                                                   income (income above that available     Company
                                                   from a portfolio invested entirely in
                                                   equity securities).
 MUTUAL BEACON FUND -- CLASS A                     Capital appreciation, with income as a  Franklin Mutual Advisers, LLC secondary goal
 MUTUAL DISCOVERY FUND -- CLASS A                  Long-term capital appreciation          Franklin Mutual Advisers, LLC
 MUTUAL SHARES FUND -- CLASS A                     Capital appreciation                    Franklin Mutual Advisers, LLC
 OPPENHEIMER CAPITAL INCOME FUND -- CLASS A        Current income                          OppenheimerFunds, Inc.
 OPPENHEIMER EQUITY FUND -- CLASS A                Capital appreciation                    OppenheimerFunds, Inc.
 OPPENHEIMER GLOBAL FUND -- CLASS A                Capital appreciation                    OppenheimerFunds, Inc.
 OPPENHEIMER GOLD & SPECIAL METALS FUND -- CLASS   Capital appreciation                    OppenheimerFunds, Inc.
  A
 OPPENHEIMER INTERNATIONAL BOND FUND -- CLASS A    Total return; as a secondary objective  OppenheimerFunds, Inc.
                                                   seeks income when consistent with
                                                   total return
 OPPENHEIMER INTERNATIONAL GROWTH FUND -- CLASS A  Long-term growth                        OppenheimerFunds, Inc.
 OPPENHEIMER MAIN STREET OPPORTUNITY FUND --       Long-term capital appreciation          OppenheimerFunds, Inc.
  CLASS A
 OPPENHEIMER MAIN STREET SMALL CAP FUND -- CLASS   Capital appreciation                    OppenheimerFunds, Inc.
  A
 OPPENHEIMER SMALL & MID-CAP VALUE FUND -- CLASS   Capital appreciation                    OppenheimerFunds, Inc.
  A
 PIMCO EMERGING MARKETS BOND FUND -- CLASS A       Maximum total return, consistent with   PIMCO
                                                   preservation of capital and prudent
                                                   investment management
 PIMCO REAL RETURN FUND -- CLASS A                 Maximum real return, consistent with    PIMCO
                                                   preservation of real capital and
                                                   prudent investment management.
 PIMCO TOTAL RETURN FUND -- CLASS A                Maximum total return, consistent with   PIMCO
                                                   preservation of capital and prudent
                                                   investment management
 PIONEER FUND -- CLASS A                           Reasonable income and capital growth    Pioneer Investment Management, Inc.
 PIONEER HIGH YIELD FUND -- CLASS A                Maximize total return through a         Pioneer Investment Management, Inc.
                                                   combination of income and capital
                                                   appreciation

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PIONEER MID-CAP VALUE FUND -- CLASS A             Capital appreciation by investing in a  Pioneer Investment Management, Inc.
                                                   diversified portfolio of securities
                                                   consisting primarily of common stocks
 PIONEER SMALL CAP VALUE FUND -- CLASS A           Capital growth by investing in a        Pioneer Investment Management, Inc.
                                                   diversified portfolio consisting
                                                   primarily of common stocks
 PIONEER STRATEGIC INCOME FUND -- CLASS A          High level of current income            Pioneer Investment Management, Inc.
 PUTNAM EQUITY INCOME FUND -- CLASS A              Capital growth and current income       Putnam Investment Management, LLC
 PUTNAM INVESTORS FUND -- CLASS A                  Long-term growth of capital and any     Putnam Investment Management, LLC
                                                   increased income that results from
                                                   this growth
 PUTNAM NEW VALUE FUND -- CLASS A                  Long-term capital appreciation          Putnam Investment Management, LLC

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PUTNAM SMALL CAP GROWTH FUND -- CLASS A           Capital appreciation                    Putnam Investment Management, LLC
 PUTNAM VISTA FUND -- CLASS A                      Capital appreciation                    Putnam Investment Management, LLC
 SELIGMAN COMMUNICATIONS & INFORMATION FUND --     Capital gain                            J. & W. Seligman & Co. Incorporated
  CLASS A
 SSGA SMALL CAP FUND -- CLASS R                    Maximize total return through           SSgA Funds Management, Inc.
                                                   investment in equity securities
 TCW SELECT EQUITIES FUND -- CLASS K               Long-term capital appreciation          TCW Investment Management Company
 TEMPLETON DEVELOPING MARKETS TRUST -- CLASS A     Long-term capital appreciation          Templeton Asset Management Ltd.
 TEMPLETON FOREIGN FUND -- CLASS A                 Long-term growth of capital             Templeton Global Advisors Limited
 TEMPLETON GROWTH FUND -- CLASS A                  Long-term growth of capital             Templeton Global Advisors Limited
 THORNBURG CORE GROWTH FUND -- CLASS R3 (7)        Long-term growth of capital             Thornburg Investment Management, Inc.
 THORNBURG INTERNATIONAL VALUE FUND -- CLASS R3    Long-term capital appreciation          Thornburg Investment Management, Inc.
  (8)
 THORNBURG VALUE FUND -- CLASS R3 (9)              Long-term capital appreciation          Thornburg Investment Management, Inc.
 UBS GLOBAL ALLOCATION FUND -- CLASS A             Maximize total return, consisting of    UBS Global AM
                                                   capital appreciation and current
                                                   income
 UBS U.S. ALLOCATION FUND -- CLASS A               Total return, consisting of long-term   UBS Global AM
                                                   capital appreciation and current
                                                   income
 VAN KAMPEN COMSTOCK FUND -- CLASS A               To seek capital growth and income       Van Kampen Asset Management
                                                   through investments in equity
                                                   securities, including common stocks,
                                                   preferred stocks and securities
                                                   convertible into common and preferred
                                                   stocks
 VAN KAMPEN EQUITY AND INCOME FUND -- CLASS A      To seek the highest possible income     Van Kampen Asset Management
                                                   consistent with safety of principal.
                                                   Long term growth of capital is an
                                                   important secondary investment
                                                   objective
 VAN KAMPEN GROWTH AND INCOME FUND -- CLASS A      The Fund's objective is to seek income  Van Kampen Asset Management and long-term growth of capital
 VAN KAMPEN REAL ESTATE SECURITIES FUND -- CLASS   Seeks long-term growth of capital,      Van Kampen Asset Management
  A (CLOSED TO CONTRACTS ISSUED AFTER JANUARY 19,  with current income as a secondary
  2007)                                            investment objective
 VAN KAMPEN SMALL CAP GROWTH FUND -- CLASS A       The Fund's objective is capital         Van Kampen Asset Management
                                                   appreciation
 VICTORY DIVERSIFIED STOCK FUND -- CLASS A         Long-term capital growth                Victory Capital Management
 VICTORY SPECIAL VALUE FUND -- CLASS A             Long-term capital growth and dividend   Victory Capital Management
                                                   income

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM GROWTH SERIES
 AIM BASIC VALUE FUND -- CLASS A                   Long-term growth of capital             A I M Advisors, Inc.
 ALGER INSTITUTIONAL FUNDS
 ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND --  Long-term capital appreciation          Fred Alger Management, Inc.
  CLASS I
 ALGER MIDCAP GROWTH INSTITUTIONAL FUND -- CLASS   Long-term capital appreciation          Fred Alger Management, Inc.
  I
AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
 AMERICAN CENTURY EQUITY INCOME FUND -- ADVISOR    Current income; capital appreciation    American Century Investment
  CLASS                                            is a secondary objective                Management, Inc.
JANUS ADVISER SERIES
 JANUS ADVISER FORTY FUND -- CLASS S               Long-term growth of capital             Janus Capital Management LLC
 JANUS ADVISER INTERNATIONAL GROWTH FUND -- CLASS  Long-term growth of capital             Janus Capital Management LLC
  S
MERCURY FUNDS, INC.
 BLACKROCK SMALL CAP GROWTH FUND -- CLASS A (10)   Long-term capital growth                BlackRock Advisors, LLC
                                                                                           Sub-advised by BlackRock Investment
                                                                                           Management, LLC
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS   Capital appreciation                    HL Investment Advisors, LLC
  IB                                                                                       Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD SMALLCAP GROWTH HLS FUND -- CLASS IB     Maximize capital appreciation           HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP and Hartford Investment
                                                                                           Management Company
 HARTFORD VALUE OPPORTUNITIES HLS FUND -- CLASS    Capital appreciation                    HL Investment Advisors, LLC
  IB                                                                                       Sub-advised by Wellington Management
                                                                                           Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IB            Maximum long-term total return          HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND -- CLASS IB  Growth of capital                       HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS    High level of current income            HL Investment Advisors, LLC
  IB                                               consistent with growth of capital       Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- CLASS  Long-term capital appreciation          HL Investment Advisors, LLC
  IB                                                                                       Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD GLOBAL HEALTH HLS FUND -- CLASS IB       Long-term capital appreciation          HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL LEADERS HLS FUND -- CLASS IB      Growth of capital                       HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD GLOBAL TECHNOLOGY HLS FUND -- CLASS IB   Long-term capital appreciation          HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IB              Long-term capital appreciation          HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 HARTFORD INDEX HLS FUND -- CLASS IB               Seeks to provide investment results     HL Investment Advisors, LLC
                                                   which approximate the price and yield   Sub-advised by Hartford Investment
                                                   performance of publicly traded common   Management Company
                                                   stocks in the aggregate
 HARTFORD MONEY MARKET HLS FUND -- CLASS IB        Maximum current income consistent with  HL Investment Advisors, LLC
                                                   liquidity and preservation of capital   Sub-advised by Hartford Investment
                                                                                           Management Company
 HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IB   Competitive total return, with income   HL Investment Advisors, LLC
                                                   as a secondary objective                Sub-advised by Hartford Investment
                                                                                           Management Company

NOTES

(1)  Formerly Merrill Lynch Global Allocation Fund -- Class A

(2)  Formerly Merrill Lynch Global Financial Services Fund -- Class A

(3)  Formerly Merrill Lynch Large Cap Core Fund -- Class A

(4)  Formerly Merrill Lynch Mid Cap Value Opportunities Fund -- Class A

(5)  Formerly Merrill Lynch Value Opportunities Fund -- Class A

(6)  Formerly Salomon Brothers Small Cap Growth Fund -- Class A

(7)  Formerly Thornburg Core Growth Fund -- Class R1

(8)  Formerly Thornburg International Value Fund -- Class R1

(9)  Formerly Thornburg Value Fund -- Class R1

(10) Formerly Merrill Lynch Small Cap Growth Fund -- Class A

    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

    - Arrange for the handling and tallying of proxies received from Contract Owners;

    - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

    - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your Plan through the Contract. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. These fees and payments are received by Hartford under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 1.10% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and compensation sometimes referred to as "revenue sharing" payments. Hartford receives these fees and payments for its own account and expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your Plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the Plan's investment in the fund.

         If the Plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per Plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the Plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD LIFE: Hartford Life pays fees to the organizations listed below in exchange for an endorsement of our program. As part of the endorsement, Hartford Life is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our program.

    Hartford Life also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford Life

        1.   Peace Officers Research Association of California;

        2.   The National Association of Police Officers;

        3.   Florida Police Benevolent Association, Inc.;

        4.   Police Benevolent & Protective Association of Illinois; and

        5.   Combined Law Enforcement Association of Texas.

    PAYMENTS TO INDUSTRY AND TRADE ORGANIZATIONS: As an active member of the retirement industry, Hartford Life makes payments to various industry and trade organizations. These payments are made in connection with Hartford Life's membership, sponsorship or participation in events of these organizations. Hartford Life makes these payments in order to communicate its position on retirement industry issues and further its position as an industry leader.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The purpose of the Contingent Deferred Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to distributing organizations and their sales personnel, and

       -   other distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    There is no deduction for the Contingent Deferred Sales Charge at the time Contributions are made to the Contract. The Contingent Deferred Sales Charge is deducted from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                                 CONTINGENT DEFERRED
PARTICIPANT'S CONTRACT YEARS                                        SALES CHARGE
---------------------------------------------------------------------------------------
During the First Year                                                      5%
During the Second Year                                                     4%
During the Third Year                                                      3%
During the Fourth Year                                                     2%
During the Fifth Year                                                      1%
During the Sixth Year and thereafter                                       0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    We deduct one-quarter of the Annual Maintenance Fee on the last business day of each calendar quarter. However, if you Surrender the value of your Participant Account in full at any time before the last business day of the calendar quarter, we will deduct one quarter of the Annual Maintenance Fee from the proceeds of the Surrender. We do not deduct the Annual Maintenance Fee during the Annuity Period under a Contract. We deduct the Annual Maintenance Fee on a pro rata basis from the value of the Sub-Accounts chosen with respect to a Participant Account.

IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

       - severance from employment with the Employer on or after the Participant Contract Year 5 for Participants age 59 1/2 or older,

       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year. The minimum amount you can withdraw under this provision is $250.

    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The rate of the charge depends on the aggregate level of Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer.

BEFORE ANNUITY COMMENCEMENT DATE


                                                                    MORTALITY AND
                                                                  EXPENSE RISK AND
AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS                         ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------
$0 to $3,499,999.99                                                      1.25%
$3,500,000.00 to $4,999,999.99                                           1.05%
$5,000,000.00 to $24,999,999.99                                          0.85%
$25,000,000.00 to $34,999,999.99                                         0.75%
$35,000,000.00 to $49,999,999.99                                         0.65%
$50,000,000.00 to $69,999,999.99                                         0.50%
$70,000,000.00 to $84,999,999.99                                         0.35%
$85,000,000.00 to $99,999,999.99                                         0.15%
$100,000,000.00 and over                                                 0.00%


AFTER ANNUITY COMMENCEMENT DATE

                                                                    MORTALITY AND
                                                                  EXPENSE RISK AND
                                                                ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------
All Participants                                                         1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of

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interest credited under the Contract, a reduction in the amount of the Annual
Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.


    The Contracts are not available for issuance except as described above.


    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

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    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your Plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. There is a $30 minimum amount for initial Contributions or subsequent Contributions that may be made on behalf of a Participant Account under a Contract, unless the Employer's plan provides otherwise, in which case the minimum amount shall not be less than $10. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

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    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participant to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

For example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service. Once you reach the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    THE CONTRACTS PROVIDE FOR A TRANSFER FEE OF $5 THAT APPLIES TO EACH TRANSFER IN EXCESS OF 12 MADE IN A PARTICIPANT CONTRACT YEAR. WE DO NOT CURRENTLY CHARGE THE $5 TRANSFER FEE.

    WE MAKE NO ASSURANCES THAT THE TRANSFER RULE IS OR WILL BE EFFECTIVE IN DETECTING OR PREVENTING MARKET TIMING.

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    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES (EFFECTIVE UNTIL JULY 1, 2007)

    We may provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy.

    We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Participants who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We then provide the Fund with information from the list so that it can determine whether the transfer activity violates its abusive transfer policy. The Fund notifies us of each Participant in violation of its abusive transfer policy.

    Hartford provides the Fund's notice to plan sponsors. BASED ON THIS INFORMATION, YOUR PLAN SPONSOR MAY RESTRICT, SUSPEND OR TERMINATE PARTICIPANTS' SUB-ACCOUNT TRANSFER PRIVILEGES. A plan sponsor may restrict, suspend or terminate a Participant's Sub-Account transfer privileges for a specified period of time or indefinitely.

    FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)

    You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. These penalties will affect a Contract Owner's or Participant's ability to purchase shares of the underlying funds. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

    Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

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       -   Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - Our policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, may be prohibited. We do not currently enforce this prohibition.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, may be prohibited. We do not currently enforce this prohibition.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    We apply these restrictions to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

                                       49

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    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, semi-monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions.

    You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

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    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor:

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day, divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

       - The daily mortality and expense risk and administration charge adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

       - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account Values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (see "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity payout options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity payout options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?") In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges"). For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). The maximum payment amount is 1.5% monthly, 4.5% quarterly, 9.0% semi-annually or 18.0% annually of the value of the Participant's Account at the time the SWO is elected. Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                              $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                   6.13
 C.  Initial monthly payment (A x B / 1,000)                             $856.87
 D.  Annuity Unit Value                                                    3.125
 E.  Number of monthly annuity units (C / D)                             274.198
 F.  Assume annuity unit value for second month equal to                   2.897
 G.  Second monthly payment (F x E)                                      $794.35
 H.  Assume annuity unit value for third month equal to                    3.415
 I.  Third month payment (H x E)                                         $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

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    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

    INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other

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requirements that are not incorporated into our administrative procedures.
Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

     (A) TRADITIONAL IRAS

         Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

         You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.

         IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     (B) SEP IRAS

         Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     (C) SIMPLE IRAS

         The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full

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         RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

         A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

         If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

     (D) ROTH IRAS

         Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(K) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.  upon the employee's separation from service;

        c.   upon the employee's death or disability; or

        d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

    All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payouts and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

     (A) PENALTY TAXES ON PREMATURE DISTRIBUTIONS

         Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       - made to a beneficiary (or to the employee's estate) on or after the employee's death;

       - attributable to the employee's becoming disabled under Code Section 72(m)(7);

       - part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       - (except for IRAs) made to an employee after separation from service after reaching age 55; or

       - not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

         In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       - made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       - not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       -   a qualified first-time home buyer and meets the requirements of Code
           Section 72(t)(8).

         If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

         For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

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     (B) RMDS AND 50% PENALTY TAX

         If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

         An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       -   the calendar year in which the individual attains age 70 1/2, or

       - (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

         The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       - the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       - a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

         If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

         If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

         The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

         The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payouts that satisfy the rules set forth in Regulations under the Code relating to RMDs.

         In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plans": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       -   an RMD amount;

       - one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       -   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

9. QUALIFIED HURRICANE RELIEF

    The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2006. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    For individual and group Contracts, up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different

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

commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

    Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL
PAYMENT TYPE                                                WHAT IT'S USED FOR
-----------------------------------------------------------------------------------------------------------------------
Access             Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts &            Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Entertainment
Marketing          Joint marketing campaigns and/or Financial Intermediary event advertising/ participation;
                   sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                   (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense  Pay Fund related parties for wholesaler support, training and marketing activities for certain
Allowances         Funds.
Support            Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                   (including sub-accounting and the preparation of account statements and other communications), sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Targets            Pay for the achievement of sales or assets under management targets.
Training           Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility         Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume             Pay for the overall volume of their sales or the amount of money investing in our products.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following Financial Intermediaries for our entire suite of variable annuities:

    A.G. Edwards & Sons, Inc., Advisory Group Equity Services Ltd., AIG Advisors Group, Inc. (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc. AIG SunAmerica), Allen & Co., of Florida, Inc., Amcore Investment Services, Inc., American Classic Securities, American General Securities Inc., American Independent Sec's Inc., Ameritas Investment Corp., Amsouth Bank, AMSouth Investment Services, Inc., Arvest Asset Management, Associated Financial Services, Inc., Associated Investment Services Inc., Associated Securities Corp., B.C. Ziegler and Company, Banc of America Investment Services Inc., Bancorpsouth Investment Services Inc., Bancwest Investment Services, Inc., Bank of America, Bank of New York, Bank of the West, BB&T Investment Services, Inc., BCG Securities, Inc., Berthel, Fisher Company Financial Services Inc., BI Investments,

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

LLC, BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., Brecek & Young Advisors, Inc., Brookstone Securities, Inc., Brookstreet Securities, Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Carillon Investments, Inc., Centaurus Financial, Inc., Chase Investments Services Corp., Citicorp Investment Services, Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Countrywide Investment Services Inc., Crown Capital Securities, L.P., CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Davenport & Company LLC, DFC Investor Services, Dominion Investor Services, Inc., Duerr Financial Corporation, Eagle One Investments, LLC, Edward D. Jones & Co., L.P., Empire Securities Corporation, Equity Services, Inc., Essex National Securities, Inc., Ferris/Baker Watts, FFP Securities, Inc., Fifth Third Securities, Financial Planning Consultants, Fintegra LLC, First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Southeast Inv. Services, First St. Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities Inc., FNB Brokerage Services, Inc., FNIC F.I.D. Div., Forrester's Equity Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Inc., Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Harold Dance Investments, Harvest Capital LLC, Hefren-Tillotson/Masterplan, Heim & Young Securities, Hornor, Townsend & Kent, Inc., HSBC Securities (USA) Inc., Huntington Investment Company, IBC Investments, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group LLC, Infinex Financial Group, Infinex Investment, Inc., ING Advisors Network (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.), InterSecurities, Inc., Investacorp, Inc., Investment Management Corp., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., IPI Investments, J.B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, KMS Financial Services, Inc., KNBT Securities, Inc., Kovack Securities, Inc., L.O. Thomas & Company, LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., M&I Brokerage Services, Inc., M&T Securities, Inc., McDonald Investments Inc., Mercantile Brokerage Services Inc., Merrill Lynch Pierce Fenner & Smith, Milkie/Ferguson Investments, MML Investor Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), NBC Securities, Inc., Nettworth Financial Group, Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., OFG Financial Services, Inc., Ohio Savings Securities, Inc., OneAmerica Securities Inc., Online Brokerage Services, Oppenheimer and Co., Inc., Pacific West Securities, Inc., Paulson Investment Company Inc., Pension Planners Securities, Inc., Peoples Securities, Inc., PFIC, Prime Capital Management, Prime Capital Services, Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp., Questar Capital Corp., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., Resource Horizons Group, LLC, Retirement Plan Advisors, Inc., Robert W. Baird & Co. Inc., Rogan, Rosenberg & Assoc., Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Smith Barney, Sorrento Pacific, South Valley Wealth Management, Spectrum Capital, Inc., Sterne Agee & Leach, Inc., Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Summit Equities, Inc., Sun Trust Bank, SunAmerica Securities, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services Inc., Synovus Securities, TFS Securities, Inc., The Huntington Investment Company, The Huntington Investment Plt, The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., U.S. Bancorp Piper Jaffray, UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, UnionBanc Investment Services, United Brokerage Services, Inc., United Global Securities, United Heritage Financial Services, US Bancorp FID, US Bancorp Investments, USAllianz Securities, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., Wachovia Securities, LLC (various divisions), Wall Street Financial Group, Walnut Street Securities, Inc., Washington Mutual Financial, Waterstone Financial Group, Webster Investments, Weitzel Financial Services Inc., Wells Fargo Brokerage Services, L.L.C., WesBanco Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), Workman Securities Corp., World Equity Group Inc., WRP Investments, Inc., WWK Investments, Inc., XCU Capital Corporation, Inc.

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

    Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities:
AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

    For individual and group Contracts, for the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $52.5 million (excluding corporate-sponsorship related perquisites, Marketing Expense Allowances and home office travel and entertainment expenses) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $14.7 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. For the fiscal year ended December 31, 2006, total travel and entertainment expenses incurred by our wholesalers did not in the aggregate exceed approximately $5.7 million.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

    To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.

    On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's

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

Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

    On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

    The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically by Internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

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
                     APPENDIX I -- ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.00%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
AIM REAL ESTATE FUND
Accumulation unit value at beginning of period                         $12.321
Accumulation unit value at end of period                               $16.788
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN BALANCED SHARES FUND
Accumulation unit value at beginning of period                         $10.190
Accumulation unit value at end of period                               $11.536
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of period                         $11.041
Accumulation unit value at end of period                               $14.009
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                         $19.101
Accumulation unit value at end of period                               $25.629
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $15.992
Accumulation unit value at end of period                               $19.078
Number of accumulation units outstanding at end of period
 (in thousands)                                                             12
AMERICAN CENTURY ULTRA FUND
Accumulation unit value at beginning of period                         $10.291
Accumulation unit value at end of period                                $9.931
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY VISTA FUND
Accumulation unit value at beginning of period                         $15.520
Accumulation unit value at end of period                               $16.891
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS CAPITAL WORLD GROWTH & INCOME FUND
Accumulation unit value at beginning of period                         $40.140
Accumulation unit value at end of period                               $48.909
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
Accumulation unit value at beginning of period                         $14.144
Accumulation unit value at end of period                               $17.175
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS THE GROWTH FUND OF AMERICA FUND
Accumulation unit value at beginning of period                         $12.397
Accumulation unit value at end of period                               $13.714
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
Accumulation unit value at beginning of period                         $13.819
Accumulation unit value at end of period                               $15.223
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of period                         $33.968
Accumulation unit value at end of period                               $39.105
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.310
Accumulation unit value at end of period                               $12.043
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of period                         $37.531
Accumulation unit value at end of period                               $43.391
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
JANUS ADVISER FORTY FUND
Accumulation unit value at beginning of period                         $13.963
Accumulation unit value at end of period                               $15.385
Number of accumulation units outstanding at end of period
 (in thousands)                                                              5
JANUS ADVISER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $16.755
Accumulation unit value at end of period                               $24.233
Number of accumulation units outstanding at end of period
 (in thousands)                                                             20
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of period                         $70.042
Accumulation unit value at end of period                               $82.214
Number of accumulation units outstanding at end of period
 (in thousands)                                                              5
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of period                          $9.934
Accumulation unit value at end of period                                $9.919
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period                         $15.432
Accumulation unit value at end of period                               $18.508
Number of accumulation units outstanding at end of period
 (in thousands)                                                             13
TEMPLETON GROWTH FUND
Accumulation unit value at beginning of period                         $24.755
Accumulation unit value at end of period                               $30.154
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of period                         $12.172
Accumulation unit value at end of period                               $14.127
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of period                         $13.551
Accumulation unit value at end of period                               $15.249
Number of accumulation units outstanding at end of period
 (in thousands)                                                             32
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of period                         $10.867
Accumulation unit value at end of period                               $12.376
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of period                         $10.666
Accumulation unit value at end of period                               $12.493
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.35%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
AIM REAL ESTATE FUND
Accumulation unit value at beginning of period                         $21.546
Accumulation unit value at end of period                               $29.255
Number of accumulation units outstanding at end of period
 (in thousands)                                                              4
ALLIANCEBERNSTEIN BALANCED SHARES FUND
Accumulation unit value at beginning of period                         $12.282
Accumulation unit value at end of period                               $13.856
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of period                         $10.464
Accumulation unit value at end of period                               $13.231
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                         $11.218
Accumulation unit value at end of period                               $14.999
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $12.676
Accumulation unit value at end of period                               $14.562
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY ULTRA FUND
Accumulation unit value at beginning of period                         $10.356
Accumulation unit value at end of period                                $9.959
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY VISTA FUND
Accumulation unit value at beginning of period                         $12.037
Accumulation unit value at end of period                               $13.055
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS CAPITAL WORLD GROWTH & INCOME FUND
Accumulation unit value at beginning of period                         $12.510
Accumulation unit value at end of period                               $15.189
Number of accumulation units outstanding at end of period
 (in thousands)                                                             39
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
Accumulation unit value at beginning of period                         $15.218
Accumulation unit value at end of period                               $18.414
Number of accumulation units outstanding at end of period
 (in thousands)                                                              8
AMERICAN FUNDS THE GROWTH FUND OF AMERICA FUND
Accumulation unit value at beginning of period                         $12.014
Accumulation unit value at end of period                               $13.244
Number of accumulation units outstanding at end of period
 (in thousands)                                                             20
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
Accumulation unit value at beginning of period                         $11.210
Accumulation unit value at end of period                               $12.307
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of period                         $13.548
Accumulation unit value at end of period                               $15.542
Number of accumulation units outstanding at end of period
 (in thousands)                                                             17
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $12.058
Accumulation unit value at end of period                               $14.035
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of period                         $11.006
Accumulation unit value at end of period                               $10.951
Number of accumulation units outstanding at end of period
 (in thousands)                                                             43
TEMPLETON GROWTH FUND
Accumulation unit value at beginning of period                         $12.698
Accumulation unit value at end of period                               $15.413
Number of accumulation units outstanding at end of period
 (in thousands)                                                              3
VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of period                         $12.025
Accumulation unit value at end of period                               $13.907
Number of accumulation units outstanding at end of period
 (in thousands)                                                             10
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of period                         $13.368
Accumulation unit value at end of period                               $14.991
Number of accumulation units outstanding at end of period
 (in thousands)                                                            375
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of period                         $11.883
Accumulation unit value at end of period                               $13.486
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of period                         $10.294
Accumulation unit value at end of period                               $12.014
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.50%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
AIM REAL ESTATE FUND
Accumulation unit value at beginning of period                         $21.454
Accumulation unit value at end of period                               $29.087
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN BALANCED SHARES FUND
Accumulation unit value at beginning of period                         $12.199
Accumulation unit value at end of period                               $13.742
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of period                         $11.016
Accumulation unit value at end of period                               $13.908
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                         $11.205
Accumulation unit value at end of period                               $14.959
Number of accumulation units outstanding at end of period
 (in thousands)                                                             10
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $16.391
Accumulation unit value at end of period                               $19.456
Number of accumulation units outstanding at end of period
 (in thousands)                                                             15
AMERICAN CENTURY ULTRA FUND-ADVISOR CLASS
Accumulation unit value at beginning of period                         $10.267
Accumulation unit value at end of period                                $9.859
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY VISTA FUND-ADVISOR CLASS
Accumulation unit value at beginning of period                         $12.008
Accumulation unit value at end of period                               $13.004
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS CAPITAL WORLD GROWTH & INCOME FUND
Accumulation unit value at beginning of period                         $12.488
Accumulation unit value at end of period                               $15.140
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
Accumulation unit value at beginning of period                         $15.115
Accumulation unit value at end of period                               $18.263
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS THE GROWTH FUND OF AMERICA FUND
Accumulation unit value at beginning of period                         $11.933
Accumulation unit value at end of period                               $13.135
Number of accumulation units outstanding at end of period
 (in thousands)                                                             20
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
Accumulation unit value at beginning of period                         $11.365
Accumulation unit value at end of period                               $12.458
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of period                         $13.471
Accumulation unit value at end of period                               $15.431
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $12.037
Accumulation unit value at end of period                               $13.989
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of period                         $15.634
Accumulation unit value at end of period                               $17.985
Number of accumulation units outstanding at end of period
 (in thousands)                                                             18
JANUS ADVISER FORTY FUND
Accumulation unit value at beginning of period                         $12.548
Accumulation unit value at end of period                               $13.757
Number of accumulation units outstanding at end of period
 (in thousands)                                                            109
JANUS ADVISER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $16.434
Accumulation unit value at end of period                               $23.649
Number of accumulation units outstanding at end of period
 (in thousands)                                                             22
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of period                         $15.135
Accumulation unit value at end of period                               $17.677
Number of accumulation units outstanding at end of period
 (in thousands)                                                             43
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of period                         $10.979
Accumulation unit value at end of period                               $10.908
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period                         $15.435
Accumulation unit value at end of period                               $18.419
Number of accumulation units outstanding at end of period
 (in thousands)                                                             26
TEMPLETON GROWTH FUND
Accumulation unit value at beginning of period                         $12.667
Accumulation unit value at end of period                               $15.352
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of period                         $11.946
Accumulation unit value at end of period                               $13.796
Number of accumulation units outstanding at end of period
 (in thousands)                                                             43
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of period                         $13.291
Accumulation unit value at end of period                               $14.882
Number of accumulation units outstanding at end of period
 (in thousands)                                                            159
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of period                         $11.855
Accumulation unit value at end of period                               $13.433
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of period                         $10.743
Accumulation unit value at end of period                               $12.520
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.65%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
AIM BASIC VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.609
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM EUROPEAN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.172
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.970
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM MID CAP CORE EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.224
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM REAL ESTATE FUND
Accumulation unit value at beginning of period                         $16.040
Accumulation unit value at end of period                               $21.714
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM SMALL CAP EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.247
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.353
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.051
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN BALANCED SHARES PORTFOLIO
Accumulation unit value at beginning of period                         $11.388
Accumulation unit value at end of period                               $12.809
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of period                         $11.009
Accumulation unit value at end of period                               $13.877
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.931
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.175
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.732
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                         $11.191
Accumulation unit value at end of period                               $14.919
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN MID-CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.035
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANZ CCM MID CAP FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.860
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY EQUITY GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.652
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $13.211
Accumulation unit value at end of period                               $15.658
Number of accumulation units outstanding at end of period
 (in thousands)                                                             74
AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.117
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY LARGE COMPANY VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.851
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY ULTRA FUND
Accumulation unit value at beginning of period                         $10.260
Accumulation unit value at end of period                                $9.837
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY VISTA FUND
Accumulation unit value at beginning of period                         $11.978
Accumulation unit value at end of period                               $12.952
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS CAPITAL WORLD GROWTH & INCOME FUND
Accumulation unit value at beginning of period                         $12.466
Accumulation unit value at end of period                               $15.091
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
Accumulation unit value at beginning of period                         $14.514
Accumulation unit value at end of period                               $17.510
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS THE GROWTH FUND OF AMERICA FUND
Accumulation unit value at beginning of period                         $12.563
Accumulation unit value at end of period                               $13.808
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
BLACKROCK SMALL/MID-CAP GROWTH EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.265
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
CALVERT SOCIAL INVESTMENT BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.361
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
Accumulation unit value at beginning of period                         $11.341
Accumulation unit value at end of period                               $12.413
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
COLUMBIA MARSICO GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.367
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
COLUMBIA MARISCO INTERNATIONAL OPPORTUNITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.759
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DAVIS FINANCIAL
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.030
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of period                         $11.497
Accumulation unit value at end of period                               $13.149
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DWS DREMAN HIGH RETURN EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.802
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DWS RREEF REAL ESTATE SECURITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.602
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DWS GLOBAL THEMATIC FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.523
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE INCOME FUND OF BOSTON
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.663
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE LARGE-CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.722
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE UTILITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.503
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.009
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
EVERGREEN ASSET ALLOCATION FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.200
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EVERGREEN CORE BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.380
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EVERGREEN INTERNATIONAL EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.193
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FEDERATED KAUFMAN FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.354
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FEDERATED CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.586
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FEDERATED MID CAP GROWTH STRATEGIES FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.881
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FIDELITY ADVISOR EQUITY GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.085
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN CAPITAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.227
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.501
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.243
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $12.015
Accumulation unit value at end of period                               $13.944
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN TEMPLETON CONSERVATIVE TARGET
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.767
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN TEMPLETON GROWTH TARGET FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.153
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
FRANKLIN TEMPLETON MODERATE TARGET FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.918
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN TOTAL RETURN FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.441
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS CAPITAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.943
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS GOVERNMENT INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.345
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.836
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of period                         $13.657
Accumulation unit value at end of period                               $15.687
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.104
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
IVY GLOBAL NATURAL RECOURCES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.889
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
IVY LARGE CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.883
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
JANUS ADVISER FLEXIBLE BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.382
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
JANUS ADVISER FORTY FUND
Accumulation unit value at beginning of period                         $13.616
Accumulation unit value at end of period                               $14.905
Number of accumulation units outstanding at end of period
 (in thousands)                                                              1
JANUS ADVISER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $16.338
Accumulation unit value at end of period                               $23.477
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.220
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.738
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LEGG MASON PARTNERS SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.035
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2010 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.000
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2020 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.293
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2030 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.518
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2040 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.714
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH RETIREMENT PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.867
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT AFFILIATED FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.544
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT BOND-DEBENTURE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.742
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT INTERNATIONAL CORE EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.488
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT SMALL-CAP BLEND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.894
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MARSHALL INTERNATIONAL STOCK FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.495
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MARSHALL MID-CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.441
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $11.864
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MFS(R) NEW ENDEAVOR FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $10.884
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MFS(R) RESEARCH BOND FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $10.495
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MFS(R) STRATEGIC VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $11.303
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MFS(R) TOTAL RETURN FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $10.963
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MFS(R) UTILITIES FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $12.168
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER CAPITAL INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.451
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER EQUITY FUND, INC.
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.475
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of period                         $15.047
Accumulation unit value at end of period                               $17.548
Number of accumulation units outstanding at end of period
 (in thousands)                                                              3
OPPENHEIMER INTERNATIONAL BOND FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.864
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.189
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER MAIN STREET OPPORTUNITY FUND(R)
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.636
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.864
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.846
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIMCO EMERGING MARKETS BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.992
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of period                         $10.953
Accumulation unit value at end of period                               $10.865
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIMCO TOTAL RETURN
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.357
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIONEER FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.534
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIONEER HIGH YIELD FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.003
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIONEER MID CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.140
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIONEER SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.946
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIONEER STRATEGIC INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.418
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PUTNAM EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.552
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PUTNAM INVESTORS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.330
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PUTNAM NEW VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.695
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PUTNAM SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.287
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
PUTNAM VISTA FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.725
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.695
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
SSGA SMALL CAP FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.204
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
TCW SELECT EQUITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.515
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
TEMPLETON DEVELOPING MARKETS TRUST
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.370
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period                         $15.346
Accumulation unit value at end of period                               $18.285
Number of accumulation units outstanding at end of period
 (in thousands)                                                            123
TEMPLETON GROWTH FUND
Accumulation unit value at beginning of period                         $12.636
Accumulation unit value at end of period                               $15.292
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
THORNBURG CORE GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.115
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
THORNBURG INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.287
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
THORNBURG VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.212
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
UBS GLOBAL ALLOCATION FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.334
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
UBS US ALLOCATION FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.221
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of period                         $12.057
Accumulation unit value at end of period                               $13.903
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of period                         $13.214
Accumulation unit value at end of period                               $14.773
Number of accumulation units outstanding at end of period
 (in thousands)                                                            129
VAN KAMPEN GROWTH AND INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.342
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN REAL ESTATE SECS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.486
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.683
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of period                         $11.826
Accumulation unit value at end of period                               $13.381
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of period                         $10.735
Accumulation unit value at end of period                               $12.492
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
WM EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.607
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
WM MID CAP STOCK FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.567
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD ADVISORS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.035
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD DISCIPLINED EQUITY HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.169
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.566
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.379
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL HEALTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.452
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.306
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.697
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.875
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.195
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.319
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.225
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD SMALLCAP GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.388
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.446
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.877
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

(a)  Inception date June 13, 2006

(b) Inception date June 8, 2006

(c)  Inception date June 29, 2006

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.85%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
AIM BASIC VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.596
Number of accumulation units outstanding at end of period
 (in thousands)                                                           $ --
AIM EUROPEAN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.157
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.956
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM MID CAP CORE EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.212
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM REAL ESTATE FUND
Accumulation unit value at beginning of period                         $21.241
Accumulation unit value at end of period                               $28.698
Number of accumulation units outstanding at end of period
 (in thousands)                                                             11
AIM SMALL CAP EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.234
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.340
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.037
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN BALANCED SHARES PORTFOLIO
Accumulation unit value at beginning of period                         $12.008
Accumulation unit value at end of period                               $13.479
Number of accumulation units outstanding at end of period
 (in thousands)                                                              1
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of period                         $10.999
Accumulation unit value at end of period                               $13.837
Number of accumulation units outstanding at end of period
 (in thousands)                                                              3
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.918
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.163
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.718
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                         $11.174
Accumulation unit value at end of period                               $14.866
Number of accumulation units outstanding at end of period
 (in thousands)                                                             17
ALLIANCEBERNSTEIN MID-CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.023
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANZ CCM MID CAP FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.848
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY EQUITY GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.640
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $14.830
Accumulation unit value at end of period                               $17.541
Number of accumulation units outstanding at end of period
 (in thousands)                                                            100
AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.105
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY LARGE COMPANY VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.838
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY ULTRA FUND
Accumulation unit value at beginning of period                         $10.251
Accumulation unit value at end of period                                $9.809
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY VISTA FUND
Accumulation unit value at beginning of period                         $11.939
Accumulation unit value at end of period                               $12.884
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2
AMERICAN FUNDS CAPITAL WORLD GROWTH & INCOME FUND
Accumulation unit value at beginning of period                         $12.437
Accumulation unit value at end of period                               $15.025
Number of accumulation units outstanding at end of period
 (in thousands)                                                             28
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
Accumulation unit value at beginning of period                         $14.879
Accumulation unit value at end of period                               $17.914
Number of accumulation units outstanding at end of period
 (in thousands)                                                              6
AMERICAN FUNDS THE GROWTH FUND OF AMERICA FUND
Accumulation unit value at beginning of period                         $11.746
Accumulation unit value at end of period                               $12.884
Number of accumulation units outstanding at end of period
 (in thousands)                                                             83
BLACKROCK SMALL/MID-CAP GROWTH EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.252
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

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


                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
CALVERT SOCIAL INVESTMENT BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.350
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
Accumulation unit value at beginning of period                         $11.002
Accumulation unit value at end of period                               $12.018
Number of accumulation units outstanding at end of period
 (in thousands)                                                             11
COLUMBIA MARSICO GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.354
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
COLUMBIA MARISCO INTERNATIONAL OPPORTUNITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.744
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DAVIS FINANCIAL
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.017
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of period                         $13.295
Accumulation unit value at end of period                               $15.176
Number of accumulation units outstanding at end of period
 (in thousands)                                                             14
DWS DREMAN HIGH RETURN EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.789
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DWS RREEF REAL ESTATE SECURITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.588
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DWS GLOBAL THEMATIC FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.509
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE INCOME FUND OF BOSTON
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.651
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE LARGE-CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.710
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE UTILITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.489
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.997
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

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
                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
EVERGREEN ASSET ALLOCATION FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.187
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EVERGREEN CORE BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.369
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EVERGREEN INTERNATIONAL EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.180
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FEDERATED KAUFMAN FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.342
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FEDERATED CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.573
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FEDERATED MID CAP GROWTH STRATEGIES FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.869
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FIDELITY ADVISOR EQUITY GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.073
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN CAPITAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.215
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.488
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.230
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $11.987
Accumulation unit value at end of period                               $13.883
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2
FRANKLIN TEMPLETON CONSERVATIVE TARGET
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.755
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN TEMPLETON GROWTH TARGET FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.140
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
FRANKLIN TEMPLETON MODERATE TARGET FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.906
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN TOTAL RETURN FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.429
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS CAPITAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.930
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS GOVERNMENT INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.333
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.824
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of period                         $15.430
Accumulation unit value at end of period                               $17.688
Number of accumulation units outstanding at end of period
 (in thousands)                                                              3
GOLDMAN SACHS SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.091
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
IVY GLOBAL NATURAL RECOURCES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.876
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
IVY LARGE CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.871
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
JANUS ADVISER FLEXIBLE BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.371
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
JANUS ADVISER FORTY FUND
Accumulation unit value at beginning of period                         $12.341
Accumulation unit value at end of period                               $13.482
Number of accumulation units outstanding at end of period
 (in thousands)                                                             23
JANUS ADVISER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $16.319
Accumulation unit value at end of period                               $23.403
Number of accumulation units outstanding at end of period
 (in thousands)                                                             33
LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.207
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.725
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LEGG MASON PARTNERS SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.023
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2010 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.988
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2020 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.280
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2030 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.505
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2040 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.701
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH RETIREMENT PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.855
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT AFFILIATED FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.531
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT BOND-DEBENTURE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.730
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT INTERNATIONAL CORE EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.475
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT SMALL-CAP BLEND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.882
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MARSHALL INTERNATIONAL STOCK FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.481
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MARSHALL MID-CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.429
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

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
                                                            YEAR ENDING DECEMBER 31
                                                                     2006
-----------------------------------------------------------------------------------
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
Accumulation unit value at beginning of period                       $10.000   (c)
Accumulation unit value at end of period                             $11.852
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
MFS(R) NEW ENDEAVOR FUND
Accumulation unit value at beginning of period                       $10.000   (c)
Accumulation unit value at end of period                             $10.873
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
MFS(R) RESEARCH BOND FUND
Accumulation unit value at beginning of period                       $10.000   (c)
Accumulation unit value at end of period                             $10.484
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
MFS(R) STRATEGIC VALUE FUND
Accumulation unit value at beginning of period                       $10.000   (c)
Accumulation unit value at end of period                             $11.292
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
MFS(R) TOTAL RETURN FUND
Accumulation unit value at beginning of period                       $10.000   (c)
Accumulation unit value at end of period                             $10.952
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
MFS(R) UTILITIES FUND
Accumulation unit value at beginning of period                       $10.000   (c)
Accumulation unit value at end of period                             $12.155
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
OPPENHEIMER CAPITAL INCOME FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.439
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
OPPENHEIMER EQUITY FUND, INC.
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.463
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of period                       $15.015
Accumulation unit value at end of period                             $17.476
Number of accumulation units outstanding at end of period
 (in thousands)                                                          113
OPPENHEIMER INTERNATIONAL BOND FUND
Accumulation unit value at beginning of period                       $10.000   (b)
Accumulation unit value at end of period                             $10.852
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
OPPENHEIMER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $13.174
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
OPPENHEIMER MAIN STREET OPPORTUNITY FUND(R)
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.624
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
Accumulation unit value at beginning of period                       $10.000   (b)
Accumulation unit value at end of period                             $10.852
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --

                                                            YEAR ENDING DECEMBER 31
                                                                     2006
-----------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.833
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PIMCO EMERGING MARKETS BOND FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $10.980
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of period                       $10.917
Accumulation unit value at end of period                             $10.808
Number of accumulation units outstanding at end of period
 (in thousands)                                                           21
PIMCO TOTAL RETURN
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $10.346
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PIONEER FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.521
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PIONEER HIGH YIELD FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $10.991
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PIONEER MID CAP VALUE FUND
Accumulation unit value at beginning of period                       $10.000   (b)
Accumulation unit value at end of period                             $11.127
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PIONEER SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                       $10.000   (b)
Accumulation unit value at end of period                             $10.933
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PIONEER STRATEGIC INCOME FUND
Accumulation unit value at beginning of period                       $10.000   (b)
Accumulation unit value at end of period                             $10.406
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PUTNAM EQUITY INCOME FUND
Accumulation unit value at beginning of period                       $10.000   (b)
Accumulation unit value at end of period                             $11.539
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PUTNAM INVESTORS FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.318
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PUTNAM NEW VALUE FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.683
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
PUTNAM SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.275
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --

                                                            YEAR ENDING DECEMBER 31
                                                                     2006
-----------------------------------------------------------------------------------
PUTNAM VISTA FUND
Accumulation unit value at beginning of period                       $10.000   (b)
Accumulation unit value at end of period                             $10.713
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.695
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
SSGA SMALL CAP FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.192
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
TCW SELECT EQUITIES FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $10.503
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
TEMPLETON DEVELOPING MARKETS TRUST
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $13.355
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period                       $15.544
Accumulation unit value at end of period                             $18.485
Number of accumulation units outstanding at end of period
 (in thousands)                                                           25
TEMPLETON GROWTH FUND
Accumulation unit value at beginning of period                       $12.594
Accumulation unit value at end of period                             $15.212
Number of accumulation units outstanding at end of period
 (in thousands)                                                            3
THORNBURG CORE GROWTH FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $12.102
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
THORNBURG INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $12.273
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
THORNBURG VALUE FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $12.198
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
UBS GLOBAL ALLOCATION FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.321
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
UBS US ALLOCATION FUND
Accumulation unit value at beginning of period                       $10.000   (a)
Accumulation unit value at end of period                             $11.209
Number of accumulation units outstanding at end of period
 (in thousands)                                                           --
VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of period                       $11.764
Accumulation unit value at end of period                             $13.538
Number of accumulation units outstanding at end of period
 (in thousands)                                                            8

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of period                         $13.232
Accumulation unit value at end of period                               $14.764
Number of accumulation units outstanding at end of period
 (in thousands)                                                            193
VAN KAMPEN GROWTH AND INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.330
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN REAL ESTATE SECS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.473
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.671
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of period                         $11.789
Accumulation unit value at end of period                               $13.312
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of period                         $10.725
Accumulation unit value at end of period                               $12.456
Number of accumulation units outstanding at end of period
 (in thousands)                                                              5
WM EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.594
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
WM MID CAP STOCK FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.554
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD ADVISORS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.023
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD DISCIPLINED EQUITY HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.156
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.553
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.365
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL HEALTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.440
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.293
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.685
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.863
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.183
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.306
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.213
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD SMALLCAP GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.375
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.434
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.864
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

(a)  Inception date June 13, 2006

(b) Inception date June 8, 2006

(c)  Inception date June 29, 2006

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 1.25%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
AIM BASIC VALUE FUND
Accumulation unit value at beginning of period                         $11.761
Accumulation unit value at end of period                               $13.144
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM EUROPEAN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.128
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.928
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM MID CAP CORE EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.187
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM REAL ESTATE FUND
Accumulation unit value at beginning of period                         $21.001
Accumulation unit value at end of period                               $28.260
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AIM SMALL CAP EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.210
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.312
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.011
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN BALANCED SHARES PORTFOLIO
Accumulation unit value at beginning of period                         $11.794
Accumulation unit value at end of period                               $13.186
Number of accumulation units outstanding at end of period
 (in thousands)                                                              4
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of period                         $10.978
Accumulation unit value at end of period                               $13.757
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.892
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.138
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.691
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                         $11.420
Accumulation unit value at end of period                               $15.133
Number of accumulation units outstanding at end of period
 (in thousands)                                                              1
ALLIANCEBERNSTEIN MID-CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.999
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
ALLIANZ CCM MID CAP FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.824
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY EQUITY GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.614
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $12.907
Accumulation unit value at end of period                               $15.206
Number of accumulation units outstanding at end of period
 (in thousands)                                                             17
AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.083
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY LARGE COMPANY VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.812
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY ULTRA FUND
Accumulation unit value at beginning of period                         $10.232
Accumulation unit value at end of period                                $9.751
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN CENTURY VISTA FUND
Accumulation unit value at beginning of period                         $11.862
Accumulation unit value at end of period                               $12.749
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
AMERICAN FUNDS CAPITAL WORLD GROWTH & INCOME FUND
Accumulation unit value at beginning of period                         $12.378
Accumulation unit value at end of period                               $14.895
Number of accumulation units outstanding at end of period
 (in thousands)                                                             11
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
Accumulation unit value at beginning of period                         $14.613
Accumulation unit value at end of period                               $17.524
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2
AMERICAN FUNDS THE GROWTH FUND OF AMERICA FUND
Accumulation unit value at beginning of period                         $11.536
Accumulation unit value at end of period                               $12.603
Number of accumulation units outstanding at end of period
 (in thousands)                                                             10
BLACKROCK SMALL/MID-CAP GROWTH EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.227
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
CALVERT SOCIAL INVESTMENT BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.327
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
Accumulation unit value at beginning of period                          $9.983
Accumulation unit value at end of period                               $10.861
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
COLUMBIA MARSICO GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.329
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
COLUMBIA MARISCO INTERNATIONAL OPPORTUNITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.716
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DAVIS FINANCIAL
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.991
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of period                         $13.097
Accumulation unit value at end of period                               $14.890
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2
DWS DREMAN HIGH RETURN EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.763
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DWS RREEF REAL ESTATE SECURITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.560
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
DWS GLOBAL THEMATIC FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.482
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE INCOME FUND OF BOSTON
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.628
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE LARGE-CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.684
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE UTILITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.462
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.973
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
EVERGREEN ASSET ALLOCATION FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.163
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EVERGREEN CORE BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.346
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
EVERGREEN INTERNATIONAL EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.153
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FEDERATED KAUFMAN FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.316
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FEDERATED CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.546
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FEDERATED MID CAP GROWTH STRATEGIES FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.844
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FIDELITY ADVISOR EQUITY GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.049
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN CAPITAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.190
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.463
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.205
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $11.931
Accumulation unit value at end of period                               $13.763
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN TEMPLETON CONSERVATIVE TARGET
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.731
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
FRANKLIN TEMPLETON GROWTH TARGET FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.115
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
FRANKLIN TEMPLETON MODERATE TARGET FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.881
Number of accumulation units outstanding at end of period
 (in thousands)                                                              1
FRANKLIN TOTAL RETURN FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.406
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS CAPITAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.906
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS GOVERNMENT INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.310
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.800
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of period                         $15.201
Accumulation unit value at end of period                               $17.355
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2
GOLDMAN SACHS SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.066
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
IVY GLOBAL NATURAL RECOURCES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.850
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
IVY LARGE CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.847
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
JANUS ADVISER FLEXIBLE BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.348
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
JANUS ADVISER FORTY FUND
Accumulation unit value at beginning of period                         $13.303
Accumulation unit value at end of period                               $14.476
Number of accumulation units outstanding at end of period
 (in thousands)                                                              3
JANUS ADVISER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $15.963
Accumulation unit value at end of period                               $22.801
Number of accumulation units outstanding at end of period
 (in thousands)                                                              7
LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.182
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.699
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LEGG MASON PARTNERS SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.999
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2010 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.964
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2020 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.256
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH 2030 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.480
Number of accumulation units outstanding at end of period
 (in thousands)                                                              1
LIFEPATH 2040 PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.675
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LIFEPATH RETIREMENT PORTFOLIO
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.831
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT AFFILIATED FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.506
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT BOND-DEBENTURE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.707
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT INTERNATIONAL CORE EQUITY FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.447
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
LORD ABBETT SMALL-CAP BLEND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.858
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MARSHALL INTERNATIONAL STOCK FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.454
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MARSHALL MID-CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.404
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $11.828
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MFS(R) NEW ENDEAVOR FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $10.851
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MFS(R) RESEARCH BOND FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $10.463
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MFS(R) STRATEGIC VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $11.269
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MFS(R) TOTAL RETURN FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $10.929
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
MFS(R) UTILITIES FUND
Accumulation unit value at beginning of period                         $10.000   (c)
Accumulation unit value at end of period                               $12.131
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER CAPITAL INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.414
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER EQUITY FUND, INC.
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.437
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of period                         $14.702
Accumulation unit value at end of period                               $17.042
Number of accumulation units outstanding at end of period
 (in thousands)                                                             18
OPPENHEIMER INTERNATIONAL BOND FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.828
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.145
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER MAIN STREET OPPORTUNITY FUND(R)
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.598
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.827
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.807
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIMCO EMERGING MARKETS BOND FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.955
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of period                         $10.846
Accumulation unit value at end of period                               $10.695
Number of accumulation units outstanding at end of period
 (in thousands)                                                              9
PIMCO TOTAL RETURN
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.323
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIONEER FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.496
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIONEER HIGH YIELD FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.967
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIONEER MID CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.102
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIONEER SMALL CAP VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.909
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PIONEER STRATEGIC INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.383
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PUTNAM EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.513
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PUTNAM INVESTORS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.292
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PUTNAM NEW VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.657
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
PUTNAM SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.250
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
PUTNAM VISTA FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.689
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.695
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
SSGA SMALL CAP FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.168
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
TCW SELECT EQUITIES FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.480
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
TEMPLETON DEVELOPING MARKETS TRUST
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.326
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period                         $14.993
Accumulation unit value at end of period                               $17.758
Number of accumulation units outstanding at end of period
 (in thousands)                                                              5
TEMPLETON GROWTH FUND
Accumulation unit value at beginning of period                         $12.513
Accumulation unit value at end of period                               $15.052
Number of accumulation units outstanding at end of period
 (in thousands)                                                              1
THORNBURG CORE GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.076
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
THORNBURG INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.246
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
THORNBURG VALUE FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.171
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
UBS GLOBAL ALLOCATION FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.296
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
UBS US ALLOCATION FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.184
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of period                         $11.560
Accumulation unit value at end of period                               $13.250
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of period                         $12.910
Accumulation unit value at end of period                               $14.347
Number of accumulation units outstanding at end of period
 (in thousands)                                                             48
VAN KAMPEN GROWTH AND INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.304
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN REAL ESTATE SECS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $12.445
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VAN KAMPEN SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.647
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of period                         $11.714
Accumulation unit value at end of period                               $13.175
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of period                         $10.705
Accumulation unit value at end of period                               $12.383
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
WM EQUITY INCOME FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.569
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
WM MID CAP STOCK FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.529
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD ADVISORS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.998
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD DISCIPLINED EQUITY HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.131
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.526
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $13.335
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL HEALTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.415
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

                                                             YEAR ENDING DECEMBER 31,
                                                                       2006
--------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.268
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.659
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $10.838
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.157
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.281
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $10.191
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD SMALLCAP GROWTH HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.350
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period                         $10.000   (b)
Accumulation unit value at end of period                               $11.342
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period                         $10.000   (a)
Accumulation unit value at end of period                               $11.838
Number of accumulation units outstanding at end of period
 (in thousands)                                                             --

(a)  Inception date June 13, 2006

(b) Inception date June 8, 2006

(c)  Inception date June 29, 2006

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                       2
 Safekeeping of Assets                                                    2
 Experts                                                                  2
 Non-Participating                                                        2
 Misstatement of Age or Sex                                               2
 Principal Underwriter                                                    2
PERFORMANCE RELATED INFORMATION                                           2
 Total Return for all Sub-Accounts                                        2
 Yield for Sub-Accounts                                                   3
 Money Market Sub-Accounts                                                3
 Additional Materials                                                     3
 Performance Comparisons                                                  4

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

           a.   attained age 59 1/2

           b.  severance from employment

           c.   died, or

           d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford CT 06144-1583

    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-5796-3) to me at the following address:

--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.

Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      4

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


[TO BE FILED BY AMENDMENT]


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past two years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $2,676,193; 2005:
$1,940,960 and 2004: $1,583,188.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1)6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is hte base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)    All financial statements will be filed by amendment.
(b)    (1)    (a) Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account.(1)
              (b) Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriting Agreement.(2)
              (b) Form of Sales Agreement.(2)
       (4)    Form of Group Variable Annuity Contract.(3)
       (5)    Form of the Application.
       (6)    (a) Articles of Incorporation of Hartford.(4)
              (b) Bylaws of Hartford.(5)
       (7)    Not applicable.
       (8)    Participation Agreement.(2)
       (9)    Opinion and Consent of Christopher M. Grinnell, Assistant Vice
              President and Assistant General Counsel will be filed by amendment.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   Financial statements will be filed by amendment.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Initial filing to the Registration Statement File No. 333-72042, dated October 23, 2001.

(2) Incorporated by reference to Post-Effective Amendment No. 1, to the Registration Statement File No. 33-59541, dated May 1, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-72042, filed on January 18, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, filed on April 9, 2001.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
Lynn R. Banziruk                    Assistant Vice President
David G. Bedard                     Senior Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Chris Chaia                         Assistant Vice President
Kathleen C. Ciullo                  Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Joseph G. Eck                       Vice President
Stephen J. Ellis                    Assistant Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
Paula Knake                         Assistant Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President and General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Jamie Ohl                           Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Roberts                      Vice President
Stephen Roche                       Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Co-Chief Executive Officer, Co-President, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Chairman of the Board, Co-Chief Executive Officer, Co-President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-119414, filed on April 9, 2007.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of May 31, 2007, there were 376 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

     Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account 403

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     American Maturity Life Insurance - Separate Account AMLVA

     American Maturity Life Insurance - Separate Account One

     Nutmeg Life Insurance Company - Separte Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Robert Arena                    Senior Vice President/Business Line Principal and Director
Diana Benken                    Chief Financial Officer and Controller/FINOP
John Gamalis                    Treasurer
Stephen T. Joyce                Senior Vice President/Business Line Principal
Brian Murphy                    Director
Martin A. Swanson               Vice President/Marketing
John C. Walters                 Chief Executive Officer, President and Director
William Wilcox                  Chief Legal Officer, AML Chief Compliance Officer and Secretary

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 24th day of July, 2007.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT ELEVEN
(Registrant)

By:    John C. Walters                      *By:   /s/ Shane Daly
       -----------------------------------         -----------------------------------
       John C. Walters                             Shane Daly
       Co-Chief Executive Officer,                 Attorney-In-Fact
       Co-President, Director*

       Lizabeth H. Zlatkus
       -----------------------------------
       Lizabeth H. Zlatkus
       Chairman of the Board, Co-Chief
       Executive Officer, Co-President,
       Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Thomas M. Marra                             Lizabeth H. Zlatkus
       -----------------------------------         -----------------------------------
       Thomas M. Marra,                            Lizabeth H. Zlatkus
       Chief Executive Officer and                 Chairman of the Board, Co-Chief
       Chairman of the Board, President*           Executive Officer, Co-President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Stephen T. Joyce Senior
 Vice President, Director*
Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Ernest M. McNeill, Jr., Senior Vice President and Chief
 Accounting Officer*
John C. Walters, Co-Chief Executive Officer, Co-President,         *By:   /s/ Shane Daly
 Director*
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Chairman of the Board, Co-Chief Executive            Shane Daly
 Officer, Director*                                                       Attorney-in-Fact
David M. Znamierowski, Executive Vice President & Chief            Date:  July 24, 2007
 Investment Officer, Co-President, Director*

333-72042

                                 EXHIBIT INDEX

     (99)  Copy of Power of Attorney.